UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2015
Date of reporting period:	March 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

COMMON STOCKS - 63.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Biotechnology (continued)
WPP PLC ADR	379	$43	Bellicum Pharmaceuticals Inc (a)	440	$10
			Charles River Laboratories International Inc	634	50
			(a)
Aerospace & Defense - 3.02%			CSL Ltd ADR	1,348	47
General Dynamics Corp	3,228	438	Epizyme Inc (a)	410	8
L-3 Communications Holdings Inc	2,735	344	Exact Sciences Corp (a)	665	15
Lockheed Martin Corp	1,605	326	Genocea Biosciences Inc (a)	1,065	13
Northrop Grumman Corp	1,511	243	Gilead Sciences Inc (a)	3,249	319
Safran SA ADR	1,112	19	Intercept Pharmaceuticals Inc (a)	40	11
Spirit AeroSystems Holdings Inc (a)	1,070	56
			Puma Biotechnology Inc (a)	30	7
United Technologies Corp	611	72	Spark Therapeutics Inc (a)	120	9
		$1,498	Sunesis Pharmaceuticals Inc (a)	1,765	4
Agriculture - 1.68%			Versartis Inc (a)	437	8
Archer-Daniels-Midland Co	7,074	335			$1,049
British American Tobacco PLC ADR	442	46	Building Materials - 0.05%
Japan Tobacco Inc	1,566	50	Boise Cascade Co (a)	630	24
Philip Morris International Inc	5,331	402
		$833
			Chemicals - 0.34%
Airlines - 0.78%			Eastman Chemical Co	879	61
Delta Air Lines Inc	2,682	121	LyondellBasell Industries NV	1,115	98
Ryanair Holdings PLC ADR	354	24	Yara International ASA ADR	231	11
Southwest Airlines Co	5,451	241			$170
		$386
			Commercial Services - 0.96%
Apparel - 0.12%			ABM Industries Inc	2,420	77
G-III Apparel Group Ltd (a)	520	59	Cielo SA ADR	782	11
			Huron Consulting Group Inc (a)	800	53
Automobile Manufacturers - 0.18%			James River Group Holdings Ltd	1,680	40
Fuji Heavy Industries Ltd ADR	187	13	KAR Auction Services Inc	1,523	58
Toyota Motor Corp ADR	530	74	Korn/Ferry International	2,100	69
			Live Nation Entertainment Inc (a)	1,990	50
		$87
			Moody's Corp	312	32
Automobile Parts & Equipment - 1.07%			RPX Corp (a)	2,319	33
Allison Transmission Holdings Inc	1,993	64	Team Health Holdings Inc (a)	880	52
Bridgestone Corp ADR	1,496	30			$475
Cooper Tire & Rubber Co	1,722	74
Lear Corp	3,156	350	Computers - 4.63%
Valeo SA ADR	169	12	Amdocs Ltd	1,470	80
		$530	Apple Inc	11,025	1,372
			Barracuda Networks Inc (a)	910	35
Banks - 6.00%			CACI International Inc (a)	680	61
Bank of Montreal	502	30	DST Systems Inc	889	99
Chemical Financial Corp	1,200	38	Lexmark International Inc	1,560	66
DBS Group Holdings Ltd ADR	247	15	Manhattan Associates Inc (a)	1,070	54
Goldman Sachs Group Inc/The	2,019	380	NetScout Systems Inc (a)	1,170	51
Hanmi Financial Corp	1,173	25	Synopsys Inc (a)	1,186	55
ICICI Bank Ltd ADR	3,782	39	TDK Corp ADR	438	31
JP Morgan Chase & Co	8,201	497	Western Digital Corp	4,290	391
KeyCorp	20,628	292			$2,295
Mitsubishi UFJ Financial Group Inc ADR	4,297	27
Nordea Bank AB ADR	1,884	23	Consumer Products - 0.08%
PNC Financial Services Group Inc/The	2,898	270	Kimberly-Clark Corp	396	42
PrivateBancorp Inc	1,230	43
Royal Bank of Canada	471	28	Diversified Financial Services - 0.39%
SunTrust Banks Inc	5,369	221	Ameriprise Financial Inc	380	50
Svenska Handelsbanken AB ADR	1,062	24	Cowen Group Inc (a)	7,549	39
Swedbank AB ADR	1,601	38	Investment Technology Group Inc (a)	1,200	37
Toronto-Dominion Bank/The	916	39	Macquarie Group Ltd ADR	600	35
Wells Fargo & Co	15,569	847	Navient Corp	310	6
Wilshire Bancorp Inc	3,540	35	ORIX Corp ADR	355	25
Wintrust Financial Corp	1,390	66			$192
		$2,977
			Electric - 2.52%
Beverages - 0.55%			Avista Corp	1,941	66
Ambev SA ADR	5,648	33	Edison International	434	27
Anheuser-Busch InBev NV ADR	347	42	Enel SpA ADR	7,487	34
Dr Pepper Snapple Group Inc	1,140	89	Entergy Corp	1,040	81
PepsiCo Inc	1,150	110	Exelon Corp	1,356	46
		$274	Iberdrola SA ADR	971	25
Biotechnology - 2.12%			Korea Electric Power Corp ADR	634	13
Amgen Inc	3,331	533	PG&E Corp	10,466	555
Ardelyx Inc (a)	453	6	PPL Corp	3,183	107
Avalanche Biotechnologies Inc (a)	228	9

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Insurance (continued)
Public Service Enterprise Group Inc	6,998	$293	Sanlam Ltd ADR	1,574	$20
		$1,247			$1,269

Electrical Components & Equipment - 0.18%			Internet - 1.53%
Emerson Electric Co	1,584	90	CDW Corp/DE	1,750	65
			Google Inc - A Shares (a)	575	319
			Google Inc - C Shares (a)	611	335
Electronics - 0.92%			MaxPoint Interactive Inc (a)	1,440	14
Honeywell International Inc	2,810	293	Tencent Holdings Ltd ADR	1,261	24
Hoya Corp ADR	765	31
Itron Inc (a)	600	22			$757
Keysight Technologies Inc (a)	1,400	52	Lodging - 0.26%
Murata Manufacturing Co Ltd ADR	912	31	Hyatt Hotels Corp (a)	448	26
Omron Corp ADR	607	28	Marriott International Inc/MD	848	68
		$457	Wyndham Worldwide Corp	361	33

Engineering & Construction - 0.33%					$127
Dycom Industries Inc (a)	620	30	Machinery - Construction & Mining - 0.06%
EMCOR Group Inc	1,580	74	Mitsubishi Electric Corp ADR	1,190	28
Vinci SA ADR	4,304	61

		$165	Media - 2.02%
Entertainment - 0.15%			Comcast Corp - Class A	10,063	568
Marriott Vacations Worldwide Corp	890	72	Gannett Co Inc	5,831	216
			ITV PLC ADR	996	37
			Starz (a)	3,827	132
Food - 2.25%
Aryzta AG ADR(a)	567	17	Time Warner Inc	543	46
Gruma SAB de CV ADR	281	14			$999
Kellogg Co	842	56	Mining - 0.03%
Kroger Co/The	7,944	609	BHP Billiton PLC ADR	330	15
Nestle SA ADR	723	54
SUPERVALU Inc (a)	3,460	40
Tyson Foods Inc	8,526	327	Miscellaneous Manufacturing - 0.64%
		$1,117	Danaher Corp	2,682	228
			FUJIFILM Holdings Corp ADR	1,017	36
Forest Products & Paper - 0.11%			Parker-Hannifin Corp	431	51
Clearwater Paper Corp (a)	610	40			$315
Stora Enso OYJ ADR	1,327	13
		$53	Office & Business Equipment - 0.34%
			Xerox Corp	13,343	171
Healthcare - Products - 0.27%
ICU Medical Inc (a)	300	28
K2M Group Holdings Inc (a)	1,600	35	Oil & Gas - 4.32%
OraSure Technologies Inc (a)	1,600	10	Canadian Natural Resources Ltd	1,322	41
			Carrizo Oil & Gas Inc (a)	830	41
St Jude Medical Inc	788	52
STAAR Surgical Co (a)	1,230	9	Chevron Corp	211	22
			Cimarex Energy Co	402	46
		$134	ConocoPhillips	7,703	480
Healthcare - Services - 2.51%			EP Energy Corp (a)	9,786	103
Acadia Healthcare Co Inc (a)	750	54	Exxon Mobil Corp	2,730	232
Aetna Inc	2,184	232	Hess Corp	673	46
Anthem Inc	3,020	466	Laredo Petroleum Inc (a)	1,340	17
Centene Corp (a)	1,500	106	Marathon Petroleum Corp	322	33
Fresenius SE & Co KGaA ADR	1,408	21	Murphy USA Inc (a)	3,212	232
HCA Holdings Inc (a)	3,815	287	Royal Dutch Shell PLC ADR	484	29
HealthSouth Corp	1,349	60	RSP Permian Inc (a)	460	12
ICON PLC (a)	284	20	Sanchez Energy Corp (a)	930	12
		$1,246	Suncor Energy Inc	1,301	38
			Tesoro Corp	4,025	367
Home Furnishings - 0.11%			Valero Energy Corp	6,094	388
Whirlpool Corp	280	57	Whiting Petroleum Corp (a)	170	5
					$2,144

Insurance - 2.56%			Packaging & Containers - 0.21%
American International Group Inc	1,370	75	Rock-Tenn Co	1,646	106
Aspen Insurance Holdings Ltd	1,530	72
Berkshire Hathaway Inc - Class B (a)	5,013	724
Everest Re Group Ltd	480	84	Pharmaceuticals - 5.13%
First American Financial Corp	2,110	75	AbbVie Inc	4,749	278
Hannover Rueck SE ADR	594	31	Array BioPharma Inc (a)	1,750	13
Lincoln National Corp	217	12	Bayer AG ADR	294	44
PartnerRe Ltd	748	86	Cardinal Health Inc	5,887	532
Prudential PLC ADR	247	12	FibroGen Inc (a)	340	11
Reinsurance Group of America Inc	369	34	Herbalife Ltd (a)	1,049	45
Sampo Oyj ADR	1,742	44	Johnson & Johnson	808	81
			McKesson Corp	1,947	441
			Nektar Therapeutics (a)	830	9

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)			Software (continued)
Novartis AG ADR	580	$57	Workiva Inc (a)	1,520	$22
Novo Nordisk A/S ADR	1,516	81			$1,756
Pfizer Inc	18,786	654
PRA Health Sciences Inc (a)	1,150	33	Telecommunications - 1.90%
			ARRIS Group Inc (a)	1,970	57
Prestige Brands Holdings Inc (a)	1,570	67
ProQR Therapeutics NV (a)	430	9	AT&T Inc	635	21
Proteon Therapeutics Inc (a)	720	8	BT Group PLC ADR	402	26
Revance Therapeutics Inc (a)	350	7	China Mobile Ltd ADR	384	25
Roche Holding AG ADR	1,953	67	Cisco Systems Inc	13,253	365
Shire PLC ADR	233	56	Deutsche Telekom AG ADR	1,070	19
Teva Pharmaceutical Industries Ltd ADR	607	38	Hellenic Telecommunications Organization	2,950	13
Zafgen Inc (a)	280	11	SA ADR(a)
		$2,542	KDDI Corp ADR	3,391	58
			Nippon Telegraph & Telephone Corp ADR	2,300	71
Pipelines - 0.06%			Plantronics Inc	1,230	65
TransCanada Corp	699	30	Qorvo Inc (a)	682	54
			SoftBank Corp ADR	2,068	60

Real Estate - 0.37%			Verizon Communications Inc	2,178	106
Brookfield Asset Management Inc	1,883	101			$940
Cheung Kong Holdings Ltd ADR	1,308	26	Transportation - 0.46%
Jones Lang LaSalle Inc	320	55	Canadian National Railway Co	1,244	83
		$182	Canadian Pacific Railway Ltd	204	37
			CH Robinson Worldwide Inc	646	47
REITS - 2.43%			Matson Inc	990	42
Apartment Investment & Management Co	1,810	71	Navigator Holdings Ltd (a)	1,100	21
Corporate Office Properties Trust	1,250	37
Duke Realty Corp	13,358	291			$230
Extra Space Storage Inc	3,514	237	TOTAL COMMON STOCKS		$31,652
First Industrial Realty Trust Inc	1,940	41	INVESTMENT COMPANIES - 0.02%	Shares Held	Value(000	's)
General Growth Properties Inc	2,878	85	Publicly Traded Investment Fund - 0.02%
Highwoods Properties Inc	746	34	BlackRock Liquidity Funds FedFund Portfolio	11,751	12
QTS Realty Trust Inc	1,420	52
Simon Property Group Inc	1,823	357	TOTAL INVESTMENT COMPANIES		$12
		$1,205		Principal
Retail - 5.52%			BONDS- 21.38%	Amount (000's)	Value(000	's)
Big Lots Inc	620	30	Aerospace & Defense - 0.05%
Brinker International Inc	1,431	88	Air 2 US
CVS Health Corp	1,690	174	8.03%, 10/01/2020(c),(d)	$21	$23
Darden Restaurants Inc	2,680	186
Foot Locker Inc	4,833	305
Freshpet Inc (a)	1,150	22	Agriculture - 0.25%
Home Depot Inc/The	4,203	478	Altria Group Inc
Kohl's Corp	1,935	151	2.63%, 01/14/2020	25	25
Lowe's Cos Inc	3,298	245	5.38%, 01/31/2044	20	23
Macy's Inc	5,923	384	Philip Morris International Inc
Office Depot Inc (a)	8,981	83	4.38%, 11/15/2041	10	11
Pandora A/S ADR	940	21	6.38%, 05/16/2038	25	33
Red Robin Gourmet Burgers Inc (a)	527	46	Pinnacle Operating Corp
Rite Aid Corp (a)	7,880	68	9.00%, 11/15/2020(d)	10	10
Target Corp	4,300	353	Reynolds American Inc
Wal-Mart Stores Inc	542	45	3.25%, 11/01/2022	20	20
Wendy's Co/The	5,380	59			$122
		$2,738	Airlines - 0.17%
Semiconductors - 1.06%			American Airlines 2014-1 Class A Pass
ARM Holdings PLC ADR	563	28	Through Trust
Broadcom Corp	5,286	229	3.70%, 10/01/2026(c)	10	10
Entegris Inc (a)	3,090	42	American Airlines 2015-1 Class A Pass
Intel Corp	4,211	132	Through Trust
Micron Technology Inc (a)	3,500	95	3.38%, 05/01/2027(c)	20	20
Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—	United Airlines 2014-1 Class A Pass Through
		$526	Trust
			4.00%, 04/11/2026(c)	15	16
Software - 3.54%			United Airlines 2014-1 Class B Pass Through
2U Inc (a)	1,690	43	Trust
Amber Road Inc (a)	2,082	19	4.75%, 04/11/2022(c)	10	10
Aspen Technology Inc (a)	1,360	52	United Airlines 2014-2 Class A Pass Through
Broadridge Financial Solutions Inc	1,689	93	Trust
Electronic Arts Inc (a)	6,079	357	3.75%, 09/03/2026(c)	15	16
Fiserv Inc (a)	1,003	80	US Airways 2001-1G Pass Through Trust
Intuit Inc	702	68	7.08%, 09/20/2022(c)	2	2
Microsoft Corp	18,392	748
MobileIron Inc (a)	1,690	16
Oracle Corp	5,969	258

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Airlines (continued)			Banks (continued)
US Airways 2013-1 Class A Pass Through			Bank of America Corp
Trust			4.00%, 04/01/2024	$85	$90
3.95%, 11/15/2025(c)	$10	$10	4.10%, 07/24/2023	10	11
		$84	4.20%, 08/26/2024	50	52
			4.25%, 10/22/2026	10	10
Automobile Asset Backed Securities - 1.19%			6.10%, 12/29/2049(e)	10	10
Ally Auto Receivables Trust 2014-SN1			6.25%, 09/29/2049(e)	20	20
0.52%, 10/20/2016(e)	90	90
			BPCE SA
AmeriCredit Automobile Receivables Trust			1.61%, 07/25/2017	10	10
2014-2			CIT Group Inc
0.46%, 10/10/2017(e)	30	30
			3.88%, 02/19/2019	10	10
Capital Auto Receivables Asset Trust 2014-2			Citigroup Inc
1.26%, 05/21/2018(e)	75	75
			5.80%, 11/29/2049(e)	10	10
CarMax Auto Owner Trust 2014-3			City National Corp/CA
0.55%, 08/15/2017	47	47	5.25%, 09/15/2020	35	40
Chesapeake Funding LLC			Goldman Sachs Group Inc/The
1.42%, 04/07/2024(d),(e)	92	93
			2.38%, 01/22/2018	100	102
Santander Drive Auto Receivables Trust 2014-			2.55%, 10/23/2019	20	20
2			2.60%, 04/23/2020	15	15
0.80%, 04/16/2018(e)	50	50
			3.50%, 01/23/2025	10	10
Volkswagen Auto Lease Trust 2014-A			3.85%, 07/08/2024	55	58
0.52%, 10/20/2016(e)	59	59
			5.38%, 03/15/2020	15	17
Volkswagen Auto Loan Enhanced Trust 2013-			6.00%, 06/15/2020	15	18
2			6.75%, 10/01/2037	15	20
0.67%, 07/20/2016	70	70	JP Morgan Chase & Co
World Omni Auto Receivables Trust 2014-A			1.63%, 05/15/2018	35	35
0.94%, 04/15/2019(e)	75	75
			4.40%, 07/22/2020	120	132
		$589	5.00%, 12/29/2049(e)	20	20
Automobile Floor Plan Asset Backed Securities - 0.20%			Morgan Stanley
GE Dealer Floorplan Master Note Trust			1.75%, 02/25/2016	15	15
0.56%, 07/20/2019(e)	100	100	2.38%, 07/23/2019	70	71
			2.65%, 01/27/2020	5	5
			3.70%, 10/23/2024	30	31
Automobile Manufacturers - 0.58%			4.10%, 05/22/2023	20	21
Ford Motor Co			5.00%, 11/24/2025	30	33
4.75%, 01/15/2043	15	17	5.45%, 07/29/2049(e)	5	5
7.40%, 11/01/2046	15	22	5.55%, 12/29/2049(e)	20	20
General Motors Co			Royal Bank of Scotland Group PLC
3.50%, 10/02/2018	40	41	5.13%, 05/28/2024	5	5
5.00%, 04/01/2035	10	11	6.13%, 12/15/2022	5	6
5.20%, 04/01/2045	10	11	Wells Fargo & Co
6.25%, 10/02/2043	5	6	5.87%, 12/29/2049(e)	50	53
General Motors Financial Co Inc			5.90%, 12/29/2049(e)	20	21
3.15%, 01/15/2020	15	15			$1,108
3.25%, 05/15/2018	15	15
4.00%, 01/15/2025	10	10	Beverages - 0.23%
Harley-Davidson Financial Services Inc			Anheuser-Busch Cos LLC
2.15%, 02/26/2020(d)	15	15	5.60%, 03/01/2017	25	27
Hyundai Capital America			Anheuser-Busch InBev Worldwide Inc
2.55%, 02/06/2019(d)	50	51	2.50%, 07/15/2022	30	30
Navistar International Corp			7.75%, 01/15/2019	5	6
8.25%, 11/01/2021	5	5	Constellation Brands Inc
Nissan Motor Acceptance Corp			3.75%, 05/01/2021	20	20
0.81%, 03/03/2017(d),(e)	30	30	4.25%, 05/01/2023	5	5
Toyota Motor Credit Corp			Corp Lindley SA
0.65%, 01/17/2019(e)	25	25	6.75%, 11/23/2021(d)	15	17
2.00%, 10/24/2018	15	15	6.75%, 11/23/2021	10	11
		$289			$116

Automobile Parts & Equipment - 0.04%			Biotechnology - 0.12%
Dana Holding Corp			Celgene Corp
5.50%, 12/15/2024	5	5	4.63%, 05/15/2044	20	21
6.00%, 09/15/2023	5	6	5.25%, 08/15/2043	5	6
Lear Corp			Genzyme Corp
5.25%, 01/15/2025	10	10	5.00%, 06/15/2020	15	17
		$21	Gilead Sciences Inc
			3.05%, 12/01/2016	10	10
Banks- 2.24%			4.80%, 04/01/2044	5	6
Associated Banc-Corp					$60
2.75%, 11/15/2019	10	10
4.25%, 01/15/2025	35	35	Building Materials - 0.37%
5.13%, 03/28/2016	65	67	Ainsworth Lumber Co Ltd
			7.50%, 12/15/2017(d)	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Building Materials (continued)			Distribution & Wholesale - 0.01%
CRH America Inc			American Tire Distributors Inc
6.00%, 09/30/2016	$15	$16	10.25%, 03/01/2022(d)	$5	$5
8.13%, 07/15/2018	45	54
Martin Marietta Materials Inc
1.37%, 06/30/2017(e)	65	65	Diversified Financial Services - 0.65%
			Air Lease Corp
4.25%, 07/02/2024	15	16	2.13%, 01/15/2018	35	35
Norbord Inc
5.38%, 12/01/2020(d)	5	5	Aircastle Ltd
			4.63%, 12/15/2018	5	5
Owens Corning			5.13%, 03/15/2021	10	10
4.20%, 12/01/2024	10	10
Vulcan Materials Co			7.63%, 04/15/2020	5	6
			American Express Credit Corp
4.50%, 04/01/2025	5	5	1.55%, 09/22/2017	20	20
		$181	Credit Acceptance Corp
Chemicals - 0.18%			6.13%, 02/15/2021	15	14
Agrium Inc			7.38%, 03/15/2023(d)	5	5
3.38%, 03/15/2025	20	20	Denali Borrower LLC / Denali Finance Corp
Aruba Investments Inc			5.63%, 10/15/2020(d)	15	16
8.75%, 02/15/2023(d)	5	5	General Electric Capital Corp
CF Industries Inc			5.25%, 06/29/2049(e)	20	21
5.15%, 03/15/2034	10	11	5.30%, 02/11/2021	95	110
Dow Chemical Co/The			Icahn Enterprises LP / Icahn Enterprises
4.38%, 11/15/2042	5	5	Finance Corp
Eagle Spinco Inc			6.00%, 08/01/2020	5	5
4.63%, 02/15/2021	10	10	International Lease Finance Corp
Eastman Chemical Co			6.25%, 05/15/2019	5	6
4.65%, 10/15/2044	10	11	8.62%, 09/15/2015(e)	5	5
LYB International Finance BV			National Rural Utilities Cooperative Finance
4.88%, 03/15/2044	10	11	Corp
NOVA Chemicals Corp			2.85%, 01/27/2025	20	20
5.00%, 05/01/2025(d)	5	5	4.75%, 04/30/2043(e)	10	10
5.25%, 08/01/2023(d)	10	10	OneMain Financial Holdings Inc
		$88	7.25%, 12/15/2021(d)	10	10
			Springleaf Finance Corp
Commercial Services - 0.06%			5.25%, 12/15/2019	10	10
ERAC USA Finance LLC			Synchrony Financial
3.85%, 11/15/2024(d)	10	10
4.50%, 02/15/2045(d)	15	15	2.70%, 02/03/2020	15	15
					$323
Moody's Corp
5.25%, 07/15/2044	5	6	Electric - 0.87%
		$31	Alabama Power Co
			3.75%, 03/01/2045	10	10
Computers - 0.41%			3.85%, 12/01/2042	10	10
Apple Inc			4.15%, 08/15/2044	15	16
0.50%, 05/03/2018(e)	50	50
0.56%, 05/06/2019(e)	10	10	CMS Energy Corp
			4.70%, 03/31/2043	5	6
2.85%, 05/06/2021	5	5	Commonwealth Edison Co
3.45%, 02/09/2045	10	9	3.70%, 03/01/2045	10	10
3.85%, 05/04/2043	10	10	3.80%, 10/01/2042	5	5
Hewlett-Packard Co			4.60%, 08/15/2043	10	12
3.00%, 09/15/2016	5	5	Consolidated Edison Co of New York Inc
6.00%, 09/15/2041	5	6	4.63%, 12/01/2054	10	11
NCR Corp			DTE Electric Co
4.63%, 02/15/2021	5	5	3.38%, 03/01/2025	20	21
Seagate HDD Cayman			DTE Energy Co
4.75%, 06/01/2023	15	16	6.38%, 04/15/2033	15	20
4.75%, 01/01/2025(d)	25	26
5.75%, 12/01/2034(d)	25	27	Duke Energy Carolinas LLC
			4.00%, 09/30/2042	10	11
Xerox Business Services LLC			Dynegy Finance I Inc / Dynegy Finance II
5.20%, 06/01/2015	35	35	Inc
		$204	7.38%, 11/01/2022(d)	10	10
Credit Card Asset Backed Securities - 0.71%			Edison International
BA Credit Card Trust			3.75%, 09/15/2017	10	11
0.44%, 09/16/2019(e)	75	75	Electricite de France SA
0.46%, 01/15/2020(e)	75	75	2.15%, 01/22/2019(d)	5	5
Barclays Dryrock Issuance Trust			Elwood Energy LLC
0.51%, 03/16/2020(e)	100	100	8.16%, 07/05/2026	16	18
Citibank Credit Card Issuance Trust			Energy Future Intermediate Holding Co LLC /
0.37%, 08/24/2018(e)	100	100	EFIH Finance Inc
			0.00%, 03/01/2022(a),(d),(e)	4	4
		$350
			FirstEnergy Corp
			7.38%, 11/15/2031	15	19

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Food (continued)
Florida Power & Light Co			JM Smucker Co/The
4.05%, 06/01/2042	$15	$16	4.38%, 03/15/2045(d)	$10	$11
4.13%, 02/01/2042	5	6	Kraft Foods Group Inc
Northern States Power Co/MN			5.00%, 06/04/2042	10	11
3.40%, 08/15/2042	5	5	Smithfield Foods Inc
NRG Energy Inc			5.88%, 08/01/2021(d)	5	5
6.25%, 05/01/2024	5	5	Sysco Corp
8.25%, 09/01/2020	10	11	2.35%, 10/02/2019	5	5
Oncor Electric Delivery Co LLC			3.00%, 10/02/2021	25	26
2.15%, 06/01/2019	25	25	Tyson Foods Inc
5.25%, 09/30/2040	5	6	4.88%, 08/15/2034	5	6
Pacific Gas & Electric Co			Wm Wrigley Jr Co
4.45%, 04/15/2042	5	5	2.40%, 10/21/2018(d)	10	10
PacifiCorp			3.38%, 10/21/2020(d)	25	26
3.85%, 06/15/2021	10	11			$105
PPL Electric Utilities Corp
3.00%, 09/15/2021	5	5	Forest Products & Paper - 0.12%
4.75%, 07/15/2043	5	6	Cascades Inc
			5.50%, 07/15/2022(d)	5	5
PPL WEM Holdings Ltd
3.90%, 05/01/2016(d)	15	15	Domtar Corp
5.38%, 05/01/2021(d)	25	29	6.25%, 09/01/2042	20	22
Public Service Co of Colorado			Georgia-Pacific LLC
			2.54%, 11/15/2019(d)	20	20
4.30%, 03/15/2044	5	6
Public Service Electric & Gas Co			Sappi Papier Holding GmbH
			7.50%, 06/15/2032(d)	5	5
2.30%, 09/15/2018	20	21
Puget Energy Inc			Tembec Industries Inc
			9.00%, 12/15/2019(d)	5	5
6.00%, 09/01/2021	15	18
San Diego Gas & Electric Co					$57
4.30%, 04/01/2042	5	6	Healthcare - Products - 0.45%
Southern California Edison Co			Becton Dickinson and Co
3.60%, 02/01/2045	10	10	2.68%, 12/15/2019	15	15
4.05%, 03/15/2042	15	16	3.73%, 12/15/2024	10	10
Virginia Electric & Power Co			Kinetic Concepts Inc / KCI USA Inc
4.00%, 01/15/2043	5	5	10.50%, 11/01/2018	10	11
4.65%, 08/15/2043	5	6	Medtronic Inc
		$432	2.50%, 03/15/2020(d)	20	20
			4.38%, 03/15/2035(d)	30	33
Electronics - 0.08%			4.63%, 03/15/2045(d)	25	28
Keysight Technologies Inc
3.30%, 10/30/2019(d)	20	20	Universal Hospital Services Inc
4.55%, 10/30/2024(d)	10	10	7.63%, 08/15/2020	10	9
Viasystems Inc			Zimmer Holdings Inc
7.88%, 05/01/2019(d)	10	11	2.70%, 04/01/2020	35	36
		$41	3.55%, 04/01/2025	25	26
			4.25%, 08/15/2035	15	15
Engineering & Construction - 0.05%			4.45%, 08/15/2045	20	21
SBA Tower Trust					$224
2.90%, 10/15/2044(d)	25	25
			Healthcare - Services - 0.44%
			Centene Corp
Entertainment - 0.13%			4.75%, 05/15/2022	70	73
CCM Merger Inc			5.75%, 06/01/2017	24	25
9.13%, 05/01/2019(d)	20	22	Fresenius Medical Care US Finance II Inc
Cinemark USA Inc			5.88%, 01/31/2022(d)	5	6
4.88%, 06/01/2023	5	5	HCA Inc
DreamWorks Animation SKG Inc			4.75%, 05/01/2023	5	5
6.88%, 08/15/2020(d)	10	10	5.25%, 04/15/2025	20	22
Peninsula Gaming LLC / Peninsula Gaming			5.88%, 03/15/2022	5	6
Corp			LifePoint Hospitals Inc
8.38%, 02/15/2018(d)	5	5	5.50%, 12/01/2021	5	5
Regal Entertainment Group			MPH Acquisition Holdings LLC
5.75%, 03/15/2022	10	10	6.63%, 04/01/2022(d)	10	10
WMG Acquisition Corp			WellCare Health Plans Inc
6.00%, 01/15/2021(d)	13	13	5.75%, 11/15/2020	65	68
		$65			$220

Environmental Control - 0.06%			Holding Companies - Diversified - 0.12%
Republic Services Inc			Argos Merger Sub Inc
3.80%, 05/15/2018	25	27	7.13%, 03/15/2023(d)	5	5
			Brixmor Operating Partnership LP
Food- 0.21%			3.85%, 02/01/2025	15	15
Ingles Markets Inc			MUFG Americas Holdings Corp
5.75%, 06/15/2023	5	5	2.25%, 02/10/2020	20	20
			3.00%, 02/10/2025	15	15

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified (continued)			Iron & Steel (continued)
Nielsen Co Luxembourg SARL/The			Vale Overseas Ltd
5.50%, 10/01/2021(d)	$5	$5	4.38%, 01/11/2022	$35	$34
		$60			$106

Home Builders - 0.10%			Leisure Products & Services - 0.01%
Beazer Homes USA Inc			NCL Corp Ltd
6.63%, 04/15/2018	15	16	5.25%, 11/15/2019(d)	5	5
Lennar Corp
4.13%, 12/01/2018	5	5
4.75%, 11/15/2022(e)	15	15	Lodging - 0.06%
WCI Communities Inc			MGM Resorts International
			6.00%, 03/15/2023	5	5
6.88%, 08/15/2021	10	10	6.63%, 12/15/2021	5	5
Woodside Homes Co LLC / Woodside Homes
Finance Inc			10.00%, 11/01/2016	5	6
6.75%, 12/15/2021(d)	5	5	Wyndham Worldwide Corp
			2.50%, 03/01/2018	15	15
		$51			$31
Home Equity Asset Backed Securities - 0.04%
Specialty Underwriting & Residential Finance			Machinery - Construction & Mining - 0.01%
			Vander Intermediate Holding II Corp
Trust Series 2004-BC1			9.75%, PIK 10.50%, 02/01/2019(d),(f)	5	5
0.94%, 02/25/2035(e)	21	20

Insurance - 1.11%			Media- 1.02%
ACE INA Holdings Inc			21st Century Fox America Inc
			4.75%, 09/15/2044	5	6
3.15%, 03/15/2025	5	5	5.40%, 10/01/2043	10	12
American International Group Inc
3.88%, 01/15/2035	15	15	6.15%, 02/15/2041	15	19
			Cablevision Systems Corp
4.50%, 07/16/2044	45	48	8.00%, 04/15/2020	10	11
Liberty Mutual Group Inc
5.00%, 06/01/2021(d)	15	17	CBS Corp
7.00%, 03/07/2067(d),(e)	15	15	4.60%, 01/15/2045	5	5
7.80%, 03/07/2087(d)	20	25	5.75%, 04/15/2020	15	17
Metropolitan Life Global Funding I			Comcast Corp
2.30%, 04/10/2019 (d)	150	152	3.38%, 02/15/2025	10	10
Progressive Corp/The			6.40%, 03/01/2040	20	27
			6.50%, 11/15/2035	5	7
3.70%, 01/26/2045	10	10	DIRECTV Holdings LLC / DIRECTV
Teachers Insurance & Annuity Association of
America			Financing Co Inc
4.90%, 09/15/2044(d)	15	17	3.80%, 03/15/2022	10	10
TIAA Asset Management Finance Co LLC			4.45%, 04/01/2024	20	21
2.95%, 11/01/2019(d)	40	41	6.00%, 08/15/2040	5	6
4.13%, 11/01/2024(d)	20	21	6.38%, 03/01/2041	15	18
Voya Financial Inc			DISH DBS Corp
2.90%, 02/15/2018	75	78	4.25%, 04/01/2018	5	5
5.65%, 05/15/2053(e)	30	31	5.88%, 07/15/2022	15	15
XLIT Ltd			5.88%, 11/15/2024	10	10
4.45%, 03/31/2025	50	50	6.75%, 06/01/2021	10	11
			7.88%, 09/01/2019	10	11
5.50%, 03/31/2045	25	25	Grupo Televisa SAB
		$550	6.63%, 01/15/2040	25	31
Internet - 0.08%			NBCUniversal Media LLC
Alibaba Group Holding Ltd			5.15%, 04/30/2020	30	34
4.50%, 11/28/2034(d)	10	10	RCN Telecom Services LLC / RCN Capital
Equinix Inc			Corp
4.88%, 04/01/2020	5	5	8.50%, 08/15/2020(d)	10	11
5.38%, 01/01/2022	5	5	Time Warner Cable Inc
5.38%, 04/01/2023	5	5	4.13%, 02/15/2021	40	43
Zayo Group LLC / Zayo Capital Inc			4.50%, 09/15/2042	20	21
6.00%, 04/01/2023(d)	5	5	5.88%, 11/15/2040	20	24
8.13%, 01/01/2020	3	3	6.55%, 05/01/2037	5	6
10.13%, 07/01/2020	3	4	6.75%, 07/01/2018	5	6
		$37	Time Warner Inc
			2.10%, 06/01/2019	10	10
Iron & Steel - 0.21%			4.05%, 12/15/2023	10	11
ArcelorMittal			6.25%, 03/29/2041	30	39
7.75%, 10/15/2039(e)	30	31
			Univision Communications Inc
Glencore Funding LLC			8.50%, 05/15/2021(d)	10	11
3.13%, 04/29/2019(d)	30	31
			Viacom Inc
Signode Industrial Group Lux SA/Signode			4.85%, 12/15/2034	15	16
Industrial Group US Inc			WideOpenWest Finance LLC /
6.38%, 05/01/2022(d)	10	10
			WideOpenWest Capital Corp
			13.38%, 10/15/2019	20	21
					$505

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.01%			Mortgage Backed Securities (continued)
Wise Metals Intermediate Holdings LLC/Wise			JP Morgan Chase Commercial Mortgage
Holdings Finance Corp			Securities Trust 2005-CIBC12
9.75%, PIK 10.50%, 06/15/2019(d),(f)	$5	$5	4.95%, 09/12/2037	$25	$25
			JP Morgan Chase Commercial Mortgage
			Securities Trust 2005-LDP3
Mining - 0.19%			5.01%, 08/15/2042(e)	25	25
Alcoa Inc			JP Morgan Chase Commercial Mortgage
5.13%, 10/01/2024	5	5	Securities Trust 2006-CIBC17
Barrick Gold Corp
3.85%, 04/01/2022	10	10	5.43%, 12/12/2043	24	25
			LB-UBS Commercial Mortgage Trust 2005-
BHP Billiton Finance USA Ltd			C7
2.05%, 09/30/2018	10	10
FMG Resources August 2006 Pty Ltd			5.32%, 11/15/2040	45	46
8.25%, 11/01/2019(d)	15	13	LB-UBS Commercial Mortgage Trust 2007-
Freeport-McMoRan Inc			C2
4.00%, 11/14/2021	20	19	5.43%, 02/15/2040	8	9
			Morgan Stanley Bank of America Merrill
5.40%, 11/14/2034	5	5	Lynch Trust 2013-C9
Newmont Mining Corp
4.88%, 03/15/2042	15	13	3.46%, 05/15/2046	25	26
			Morgan Stanley Bank of America Merrill
Rio Tinto Finance USA Ltd			Lynch Trust 2014-C18
9.00%, 05/01/2019	10	13	4.45%, 10/15/2047(e)	50	55
Taseko Mines Ltd			Morgan Stanley Capital I Trust 2007-HQ12
7.75%, 04/15/2019	5	4	5.67%, 04/12/2049(e)	8	8
Teck Resources Ltd			UBS Commercial Mortgage Trust 2012-C1
5.20%, 03/01/2042	5	4	3.40%, 05/10/2045 (e)	55	58
		$96	UBS-Barclays Commercial Mortgage Trust
Miscellaneous Manufacturing - 0.21%			2013-C5
Bombardier Inc			3.18%, 03/10/2046(e)	15	16
7.50%, 03/15/2025(d)	5	5	Wachovia Bank Commercial Mortgage Trust
General Electric Co			Series 2007-C34
4.13%, 10/09/2042	5	5	5.68%, 05/15/2046(e)	110	118
Ingersoll-Rand Global Holding Co Ltd			WFRBS Commercial Mortgage Trust 2013-
2.88%, 01/15/2019	10	10	C12
5.75%, 06/15/2043	5	6	1.49%, 03/15/2048(d),(e)	587	46
Ingersoll-Rand Luxembourg Finance SA					$924
3.55%, 11/01/2024	25	26
4.65%, 11/01/2044	5	5	Office & Business Equipment - 0.07%
Tyco Electronics Group SA			Xerox Corp
			2.95%, 03/15/2017	5	5
2.38%, 12/17/2018	20	21	4.80%, 03/01/2035	10	10
3.50%, 02/03/2022	25	26	6.75%, 02/01/2017	5	6
		$104	6.75%, 12/15/2039	10	12
Mortgage Backed Securities - 1.86%					$33
BCRR Trust 2009-1
5.86%, 07/17/2040(d)	25	27	Oil & Gas - 1.59%
CD 2006-CD3 Mortgage Trust			Anadarko Petroleum Corp
5.62%, 10/15/2048	29	31	3.45%, 07/15/2024	20	20
			5.95%, 09/15/2016	30	32
Citigroup Commercial Mortgage Trust 2015-			6.45%, 09/15/2036	5	6
GC27
3.14%, 02/10/2048(e)	75	77	Apache Corp
COMM 2014-CCRE17 Mortgage Trust			4.25%, 01/15/2044	10	10
4.74%, 05/10/2047(e)	50	54	4.75%, 04/15/2043	5	5
			Baytex Energy Corp
Credit Suisse First Boston Mortgage Securities			5.13%, 06/01/2021(d)	5	5
Corp
0.51%, 11/15/2037(d),(e)	50	—	BP Capital Markets PLC
			0.80%, 05/10/2019(e)	50	50
4.77%, 07/15/2037	20	20	Carrizo Oil & Gas Inc
CSMC Series 2009-RR3
5.34%, 12/15/2043(d),(e)	25	26	8.63%, 10/15/2018	35	36
Fannie Mae Interest Strip			Chaparral Energy Inc
4.50%, 10/25/2035(e)	353	20	7.63%, 11/15/2022	10	7
			Chesapeake Energy Corp
Fannie Mae REMICS			3.50%, 04/15/2019(e)	5	5
6.58%, 11/25/2036(e)	31	5
Freddie Mac			4.88%, 04/15/2022	5	5
3.50%, 02/15/2025(e)	326	22	6.13%, 02/15/2021	5	5
Freddie Mac REMICS			Continental Resources Inc/OK
0.77%, 08/15/2018 (e)	8	8	3.80%, 06/01/2024	15	14
1.25%, 09/15/2033	45	46	4.50%, 04/15/2023	10	10
			Delek & Avner Tamar Bond Ltd
GE Commercial Mortgage Corp Series 2007-			5.41%, 12/30/2025(d)	50	50
C1 Trust
5.61%, 12/10/2049(e)	100	105	Denbury Resources Inc
GS Mortgage Securities Trust 2013-GCJ12			5.50%, 05/01/2022	10	9
3.78%, 06/10/2046(e)	25	26	Devon Energy Corp
			2.25%, 12/15/2018	25	25

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Ecopetrol SA			Weatherford International Ltd/Bermuda
5.88%, 05/28/2045	$10	$9	4.50%, 04/15/2022	$5	$5
Encana Corp			5.95%, 04/15/2042	15	13
5.15%, 11/15/2041	10	10			$23
Ensco PLC
5.20%, 03/15/2025	5	5	Other Asset Backed Securities - 0.19%
EOG Resources Inc			Countrywide Asset-Backed Certificates
			1.78%, 01/25/2034(e)	58	55
3.15%, 04/01/2025	30	31
EP Energy LLC / Everest Acquisition Finance			JP Morgan Mortgage Acquisition Trust 2007-
Inc			CH3
			0.32%, 03/25/2037(e)	41	40
9.38%, 05/01/2020	30	31
Halcon Resources Corp			MSDWCC Heloc Trust 2005-1
			0.55%, 07/25/2017(e)	1	1
9.25%, 02/15/2022	5	3
9.75%, 07/15/2020	5	4			$96
Kerr-McGee Corp			Packaging & Containers - 0.23%
7.88%, 09/15/2031	5	7	Beverage Packaging Holdings Luxembourg II
Linn Energy LLC / Linn Energy Finance			SA / Beverage Packaging Holdings II
Corp			5.63%, 12/15/2016(d)	5	5
6.25%, 11/01/2019(e)	5	4	Coveris Holding Corp
6.50%, 05/15/2019	5	4	10.00%, 06/01/2018(d)	15	16
Nabors Industries Inc			Crown Cork & Seal Co Inc
2.35%, 09/15/2016	10	10	7.38%, 12/15/2026	8	9
Noble Energy Inc			Packaging Corp of America
3.90%, 11/15/2024	20	20	4.50%, 11/01/2023	20	22
5.05%, 11/15/2044	15	16	Reynolds Group Issuer Inc / Reynolds Group
Northern Blizzard Resources Inc			Issuer LLC / Reynolds Group Issuer
7.25%, 02/01/2022(d)	6	5	(Luxembourg) S.A.
Oasis Petroleum Inc			5.75%, 10/15/2020	30	31
6.50%, 11/01/2021	10	10	Rock-Tenn Co
Ocean Rig UDW Inc			3.50%, 03/01/2020	30	31
7.25%, 04/01/2019(d)	10	6
					$114
PDC Energy Inc
7.75%, 10/15/2022	10	10	Pharmaceuticals - 0.37%
Petrobras Global Finance BV			Actavis Funding SCS
5.38%, 01/27/2021	15	14	3.00%, 03/12/2020	25	26
Petroleos Mexicanos			3.80%, 03/15/2025	5	5
4.50%, 01/23/2026(d)	50	51	4.55%, 03/15/2035	15	16
4.88%, 01/18/2024	50	53	4.75%, 03/15/2045	15	16
6.38%, 01/23/2045	25	28	Forest Laboratories Inc
Phillips 66			5.00%, 12/15/2021(d)	25	28
4.65%, 11/15/2034	10	11	Hospira Inc
4.88%, 11/15/2044	5	5	5.20%, 08/12/2020	10	11
QEP Resources Inc			Merck & Co Inc
5.25%, 05/01/2023	10	10	1.30%, 05/18/2018	20	20
RKI Exploration & Production LLC / RKI			Salix Pharmaceuticals Ltd
Finance Corp			6.50%, 01/15/2021(d),(e)	15	17
8.50%, 08/01/2021(d)	10	10	Valeant Pharmaceuticals International Inc
Rowan Cos Inc			5.50%, 03/01/2023(d)	5	5
5.00%, 09/01/2017	15	15	7.50%, 07/15/2021(d)	10	11
5.40%, 12/01/2042	15	12	VRX Escrow Corp
Seventy Seven Energy Inc			5.38%, 03/15/2020(d)	5	5
6.50%, 07/15/2022	5	2	5.88%, 05/15/2023(d)	10	10
Southwestern Energy Co			Wyeth LLC
4.05%, 01/23/2020	15	16	6.00%, 02/15/2036	5	6
Sunoco LP / Sunoco Finance Corp			Zoetis Inc
6.38%, 04/01/2023(d),(g)	5	5	1.15%, 02/01/2016	5	5
Talisman Energy Inc					$181
3.75%, 02/01/2021	10	10	Pipelines - 0.86%
5.50%, 05/15/2042	20	20	Boardwalk Pipelines LP
7.75%, 06/01/2019	20	23	3.38%, 02/01/2023	15	14
Triangle USA Petroleum Corp			Buckeye Partners LP
6.75%, 07/15/2022(d)	5	4
Ultra Petroleum Corp			2.65%, 11/15/2018	5	5
6.13%, 10/01/2024 (d)	5	4	4.35%, 10/15/2024	25	25
			DCP Midstream LLC
Whiting Canadian Holding Co ULC			5.85%, 05/21/2043(d),(e)	10	7
8.13%, 12/01/2019	5	5	Enable Midstream Partners LP
Woodside Finance Ltd			2.40%, 05/15/2019(d)	30	29
3.65%, 03/05/2025(d)	10	10
			3.90%, 05/15/2024(d)	10	10
		$787	Enbridge Inc
Oil & Gas Services - 0.05%			0.71%, 06/02/2017(e)	30	30
Weatherford International LLC			3.50%, 06/10/2024	20	20
6.35%, 06/15/2017	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Energy Transfer Equity LP			CVS Pass-Through Trust (continued)
5.88%, 01/15/2024	$5	$5	7.51%, 01/10/2032(d)	$4	$6
Energy Transfer Partners LP			Family Tree Escrow LLC
4.05%, 03/15/2025	30	30	5.75%, 03/01/2023(d)	5	5
4.90%, 03/15/2035	5	5	Landry's Holdings II Inc
EnLink Midstream Partners LP			10.25%, 01/01/2018(d)	15	16
4.40%, 04/01/2024	5	5	Macy's Retail Holdings Inc
5.05%, 04/01/2045	10	10	5.90%, 12/01/2016	36	39
Kinder Morgan Energy Partners LP			Michaels FinCo Holdings LLC / Michaels
2.65%, 02/01/2019	15	15	FinCo Inc
4.70%, 11/01/2042	15	14	7.50%, PIK 8.25%, 08/01/2018(d),(f)	1	1
5.00%, 10/01/2021	10	11	Michaels Stores Inc
5.63%, 09/01/2041	10	11	5.88%, 12/15/2020(d)	5	5
Kinder Morgan Inc/DE			Neiman Marcus Group LTD LLC
3.05%, 12/01/2019	15	15	8.75%, 10/15/2021(d)	5	5
ONEOK Partners LP			New Academy Finance Co LLC / New
4.90%, 03/15/2025	10	10	Academy Finance Corp
Sabine Pass Liquefaction LLC			8.00%, PIK 8.75%, 06/15/2018(d),(f)	20	20
5.63%, 03/01/2025(d)	20	20	Petco Holdings Inc
TransCanada PipeLines Ltd			8.50%, PIK 9.25%, 10/15/2017(d),(f)	20	21
4.63%, 03/01/2034	10	11			$176
5.00%, 10/16/2043	5	6
7.13%, 01/15/2019	5	6	Software - 0.03%
Western Gas Partners LP			Activision Blizzard Inc
			5.63%, 09/15/2021(d)	10	11
2.60%, 08/15/2018	25	25
5.45%, 04/01/2044	15	16	Oracle Corp
Williams Cos Inc/The			2.38%, 01/15/2019	5	5
7.88%, 09/01/2021	20	23			$16
Williams Partners LP			Sovereign - 0.32%
3.60%, 03/15/2022	20	20	Mexico Government International Bond
Williams Partners LP / ACMP Finance Corp			3.50%, 01/21/2021	60	62
4.88%, 05/15/2023	25	25	4.75%, 03/08/2044	10	11
4.88%, 03/15/2024	5	5	Peruvian Government International Bond
		$428	5.63%, 11/18/2050	20	24
Real Estate - 0.04%			Poland Government International Bond
Crescent Resources LLC / Crescent Ventures			3.00%, 03/17/2023	25	26
Inc			Romanian Government International Bond
			4.88%, 01/22/2024(d)	10	11
10.25%, 08/15/2017(d)	10	10
Prologis LP			Uruguay Government International Bond
4.25%, 08/15/2023	10	11	5.10%, 06/18/2050	25	26
		$21			$160

REITS- 0.27%			Student Loan Asset Backed Securities - 0.87%
DDR Corp			Navient Student Loan Trust 2014-8
			0.45%, 08/25/2020(e)	90	90
3.63%, 02/01/2025	20	20
DuPont Fabros Technology LP			Navient Student Loan Trust 2015-1
			0.51%, 09/26/2022(e)	150	150
5.88%, 09/15/2021	5	5
Hospitality Properties Trust			SLM Private Education Loan Trust 2012-E
			0.92%, 10/16/2023(d),(e)	60	60
4.50%, 06/15/2023	5	5
iStar Financial Inc			SLM Private Education Loan Trust 2013-A
			0.77%, 08/15/2022(d),(e)	100	100
4.88%, 07/01/2018	5	5
9.00%, 06/01/2017	5	6	SLM Student Loan Trust 2008-5
			1.56%, 01/25/2018(e)	13	13
Retail Properties of America Inc
4.00%, 03/15/2025	15	15	SLM Student Loan Trust 2008-6
			0.81%, 10/25/2017(e)	17	17
Select Income REIT
2.85%, 02/01/2018	10	10			$430
3.60%, 02/01/2020	15	16	Supranational Bank - 0.05%
Ventas Realty LP			Corp Andina de Fomento
1.25%, 04/17/2017	25	25	1.50%, 08/08/2017	25	25
1.55%, 09/26/2016	15	15
4.38%, 02/01/2045	10	10
		$132	Telecommunications - 0.95%
			AT&T Inc
Retail - 0.36%			1.17%, 11/27/2018(e)	10	10
Building Materials Holding Corp			2.38%, 11/27/2018	5	5
9.00%, 09/15/2018(d)	5	5	4.30%, 12/15/2042	5	5
CVS Health Corp			4.35%, 06/15/2045	4	4
2.25%, 12/05/2018	5	5	5.80%, 02/15/2019	45	51
2.25%, 08/12/2019	20	20	CC Holdings GS V LLC / Crown Castle GS
4.13%, 05/15/2021	15	17	III Corp
CVS Pass-Through Trust			3.85%, 04/15/2023	30	30
5.93%, 01/10/2034(d)	9	11

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Trucking & Leasing (continued)
CenturyLink Inc			Penske Truck Leasing Co Lp / PTL Finance
5.63%, 04/01/2025(d)	$5	$5	Corp
Embarq Corp			3.38%, 02/01/2022(d)		$10	$10
8.00%, 06/01/2036	5	6				$14
Goodman Networks Inc			TOTAL BONDS			$10,599
12.13%, 07/01/2018	5	5	SENIOR FLOATING RATE INTERESTS - Principal
Intelsat Luxembourg SA			0.07%	Amount (000's) Value (000's)
7.75%, 06/01/2021	20	19
8.13%, 06/01/2023	15	14	Electronics - 0.01%
Level 3 Communications Inc			Isola USA Corp, Term Loan B
			9.25%, 11/29/2018(e)		$5	$5
5.75%, 12/01/2022	5	5
Level 3 Financing Inc
5.38%, 08/15/2022	5	5	Forest Products & Paper - 0.01%
6.13%, 01/15/2021	5	5	Caraustar Industries Inc, Term Loan B
8.13%, 07/01/2019	5	5	8.00%, 04/26/2019(e)		5	5
Sprint Capital Corp
6.88%, 11/15/2028	10	9
Sprint Communications Inc			Healthcare - Products - 0.01%
6.00%, 11/15/2022	5	5	Accellent Inc, Term Loan
			4.50%, 02/19/2021(e)		5	5
7.00%, 08/15/2020	20	20
9.13%, 03/01/2017	3	3
Sprint Corp			Machinery - Diversified - 0.01%
7.88%, 09/15/2023	5	5	Onex Wizard Acquisition Co I SARL, Term
Telefonica Emisiones SAU			Loan B
7.05%, 06/20/2036	10	14	0.00%, 02/03/2022(e),(h)		5	5
T-Mobile USA Inc
6.25%, 04/01/2021	10	11
6.63%, 04/28/2021	5	5	Oil & Gas - 0.03%
Verizon Communications Inc			Seadrill Operating LP, Term Loan B
			4.00%, 02/12/2021(e)		20	15
1.35%, 06/09/2017	25	25
2.02%, 09/14/2018(e)	50	52
2.63%, 02/21/2020	10	10	TOTAL SENIOR FLOATING RATE INTERESTS			$35
3.50%, 11/01/2024	15	15	U.S. GOVERNMENT & GOVERNMENT	Principal
4.52%, 09/15/2048(d)	54	54	AGENCY OBLIGATIONS - 16.17%	Amount (000's) Value (000's)
5.01%, 08/21/2054	32	33	Federal Home Loan Mortgage Corporation (FHLMC) -
5.15%, 09/15/2023	20	23	1.35%
6.40%, 09/15/2033	3	4	3.50%, 04/01/2042		$33	$34
Vodafone Group PLC			4.00%, 02/01/2044		69	74
4.38%, 03/16/2021	10	11	4.00%, 10/01/2044		98	106
		$473	4.50%, 04/01/2031		17	19
			5.00%, 06/01/2031		40	44
Transportation - 0.20%			5.00%, 08/01/2040		125	139
CSX Corp			5.00%, 06/01/2041		50	56
3.70%, 10/30/2020	15	16	5.50%, 12/01/2022		7	8
5.50%, 04/15/2041	10	12	6.00%, 01/01/2029		6	7
Eletson Holdings			6.00%, 10/01/2036(e)		12	13
9.63%, 01/15/2022(d)	5	5
			6.00%, 08/01/2037		34	39
Hornbeck Offshore Services Inc			6.00%, 01/01/2038(e)		7	8
5.00%, 03/01/2021	10	8	6.00%, 07/01/2038		24	27
Navios Maritime Acquisition Corp / Navios			6.50%, 06/01/2017		5	5
Acquisition Finance US Inc			6.50%, 05/01/2031		2	3
8.13%, 11/15/2021(d)	20	20
			6.50%, 06/01/2031		7	7
Navios Maritime Holdings Inc / Navios			6.50%, 11/01/2031		2	2
Maritime Finance II US Inc			6.50%, 10/01/2035		20	24
7.38%, 01/15/2022(d)	10	9
			7.00%, 12/01/2027		9	10
Navios South American Logistics Inc / Navios			7.50%, 08/01/2030		1	2
Logistics Finance US Inc			8.00%, 12/01/2030		36	42
7.25%, 05/01/2022(d)	5	5
						$669
Union Pacific Corp
3.38%, 02/01/2035	5	5	Federal National Mortgage Association (FNMA) - 4.48%
3.88%, 02/01/2055	5	5	2.13%, 07/01/2034(e)		5	5
4.15%, 01/15/2045	10	11	2.25%, 04/01/2037(e)		13	14
Union Pacific Railroad Co 2014-1 Pass			2.30%, 03/01/2035(e)		11	12
Through Trust			2.50%, 04/01/2028(i)		90	92
3.23%, 05/14/2026(c)	5	5	3.00%, 06/01/2027		194	205
		$101	3.00%, 04/01/2030(i)		45	47
			3.00%, 10/01/2034		48	50
Trucking & Leasing - 0.03%			3.00%, 04/01/2043(i)		215	220
Jurassic Holdings III Inc			3.50%, 04/01/2030(i)		25	27
6.88%, 02/15/2021(d)	5	4
			3.50%, 10/01/2033		89	95
			3.50%, 03/01/2042		19	20
			3.50%, 05/01/2043		64	67
			3.50%, 09/01/2044		156	165

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury Bill - 0.62%
3.50%, 04/01/2045(i)	$150	$158	0.22%, 12/10/2015(j)	$310	$309
4.00%, 08/01/2020	6	7
4.00%, 02/01/2031	9	9	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 06/01/2031	19	21	OBLIGATIONS		$8,015
4.00%, 03/01/2041	30	32	Total Investments		$50,313
4.00%, 04/01/2045(i)	315	337	Liabilities in Excess of Other Assets, Net - (1.49)%		$(738)
4.50%, 05/01/2040	98	109	TOTAL NET ASSETS - 100.00%		$49,575
4.50%, 09/01/2043	141	156
5.00%, 04/01/2043(i)	85	95
5.50%, 03/01/2034	16	19	(a) Non-Income Producing Security
5.50%, 04/01/2035	3	3	(b) Security is Illiquid
5.50%, 07/01/2038	68	76	(c)	Fair value of these investments is determined in good faith by the Manager
5.50%, 05/01/2040	56	64	under procedures established and periodically reviewed by the Board of
5.73%, 02/01/2036(e)	5	5	Directors. At the end of the period, the fair value of these securities totaled
6.00%, 02/01/2025	24	27	$112 or 0.23% of net assets.
6.00%, 11/01/2037	30	35	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 03/01/2038	13	15	1933. These securities may be resold in transactions exempt from
6.50%, 02/01/2032	7	8	registration, normally to qualified institutional buyers. At the end of the
6.50%, 07/01/2037	4	5	period, the value of these securities totaled $1,976 or 3.99% of net assets.
6.50%, 07/01/2037	4	5	(e)	Variable Rate. Rate shown is in effect at March 31, 2015.
6.50%, 02/01/2038	5	6	(f)	Payment in kind; the issuer has the option of paying additional securities
6.50%, 09/01/2038	8	9	in lieu of cash.
		$2,220	(g) Security purchased on a when-issued basis.
Government National Mortgage Association (GNMA) -			(h)	This Senior Floating Rate Note will settle after March 31, 2015, at which
2.59%			time the interest rate will be determined.
1.63%, 07/20/2034(e)	114	118	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.63%, 01/20/2035(e)	41	43	Notes to Financial Statements for additional information.
1.63%, 07/20/2035(e)	125	129	(j)	Rate shown is the discount rate of the original purchase.
3.00%, 04/01/2043	125	129
3.50%, 05/15/2042	80	86
3.50%, 10/15/2042	40	43
3.50%, 08/15/2043	45	47	Portfolio Summary (unaudited)
4.00%, 10/15/2041	63	68	Sector		Percent
4.00%, 05/20/2043	17	18	Consumer, Non-cyclical		17.71%
4.00%, 04/01/2045(i)	50	54	Financial		16.06%
4.00%, 04/01/2045	125	133	Mortgage Securities		10.28%
4.50%, 01/20/2040	28	31	Technology		10.09%
4.50%, 08/20/2040	54	59	Consumer, Cyclical		9.62%
4.50%, 10/20/2040	21	23	Government		8.12%
4.50%, 11/15/2040	67	75	Communications		7.60%
4.50%, 04/01/2045	75	82	Industrial		7.17%
5.00%, 02/15/2039	85	97	Energy		6.91%
6.00%, 09/20/2026	11	13	Utilities		3.39%
6.00%, 01/15/2029	14	16	Asset Backed Securities		3.20%
6.00%, 06/15/2032	2	2	Basic Materials		1.20%
7.00%, 05/15/2031	6	7	Diversified		0.12%
7.00%, 02/20/2032	9	11	Exchange Traded Funds		0.02%
		$1,284	Liabilities in Excess of Other Assets, Net		(1.49)%
			TOTAL NET ASSETS		100.00%
U.S. Treasury - 7.13%
0.50%, 06/15/2016	430	431
0.88%, 04/30/2017	325	327
1.38%, 01/31/2020	350	351
1.63%, 12/31/2019	190	192
1.75%, 09/30/2019	380	387
1.88%, 11/30/2021	300	304
2.00%, 02/15/2023	175	178
2.38%, 12/31/2020	50	52
2.38%, 08/15/2024	95	99
2.50%, 05/15/2024	30	31
2.63%, 02/29/2016	260	266
2.88%, 05/15/2043	125	133
3.00%, 11/15/2044	100	110
3.13%, 01/31/2017	265	278
3.13%, 11/15/2041	20	22
3.13%, 08/15/2044	10	11
3.75%, 11/15/2043	50	62
4.38%, 05/15/2040	55	74
4.50%, 02/15/2036	165	225
		$3,533

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	2	$204		$206	$2
Total						$2
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—		Automobile Asset Backed Securities - 4.89%
				Ally Auto Receivables Trust 2014-3
TOTAL COMMON STOCKS		$—		0.81%, 09/15/2017(e)	$2,000	$2,003
INVESTMENT COMPANIES - 4.10%	Shares Held	Value(000	's)	Ally Auto Receivables Trust 2014-SN2
				1.21%, 02/20/2019(e)	600	601
Publicly Traded Investment Fund - 4.10%				AmeriCredit Automobile Receivables Trust
BlackRock Liquidity Funds FedFund Portfolio	13,021,348	13,021		2013-5
				0.56%, 03/08/2017(e)	859	859
TOTAL INVESTMENT COMPANIES		$13,021		AmeriCredit Automobile Receivables Trust
PREFERRED STOCKS - 0.48%	Shares Held	Value(000	's)	2014-1
				0.57%, 07/10/2017(e)	478	478
Banks- 0.38%
Morgan Stanley	15,000	391		AmeriCredit Automobile Receivables Trust
				2014-2
State Street Corp 5.90%; Series D	30,000	819		0.46%, 10/10/2017(e)	589	589
		$1,210		Capital Auto Receivables Asset Trust 2013-1
Diversified Financial Services - 0.06%				0.62%, 07/20/2016	25	25
Ally Financial Inc (d)	180	184		0.79%, 06/20/2017	675	675
				Capital Auto Receivables Asset Trust 2014-2
				1.26%, 05/21/2018(e)	1,250	1,255
Telecommunications - 0.04%				CarMax Auto Owner Trust 2014-3
Verizon Communications Inc	5,000	135		0.55%, 08/15/2017	941	941
				CarMax Auto Owner Trust 2014-4
TOTAL PREFERRED STOCKS		$1,529		1.25%, 11/15/2019	1,000	1,001
	Principal			Chesapeake Funding LLC
BONDS- 67.44%	Amount (000's)	Value(000	's)	1.42%, 04/07/2024(d),(e)	693	696
Advertising - 0.01%				GM Financial Automobile Leasing Trust
Outfront Media Capital LLC / Outfront Media				2014-1
Capital Corp				1.76%, 05/21/2018(d)	645	646
5.25%, 02/15/2022	$20	$21		Santander Drive Auto Receivables Trust 2014-
				2
				0.49%, 07/17/2017(e)	576	575
Aerospace & Defense - 0.01%				0.80%, 04/16/2018(e)	1,000	999
Air 2 US				Santander Drive Auto Receivables Trust 2014-
8.63%, 10/01/2020(c),(d)	34	36		4
				0.49%, 01/16/2018(e)	904	903
Agriculture - 0.54%				Santander Drive Auto Receivables Trust 2014-
Altria Group Inc				5
2.63%, 01/14/2020	490	498		0.57%, 04/16/2018(e)	100	100
5.38%, 01/31/2044	280	327		1.77%, 09/16/2019	450	449
9.95%, 11/10/2038	90	156		World Omni Auto Receivables Trust 2014-A
Philip Morris International Inc				0.94%, 04/15/2019(e)	1,575	1,575
4.38%, 11/15/2041	140	148		World Omni Auto Receivables Trust 2014-B
6.38%, 05/16/2038	5	7		1.14%, 01/15/2020	700	700
Pinnacle Operating Corp				World Omni Automobile Lease Securitization
9.00%, 11/15/2020(d)	158	160		Trust 2013-A
Reynolds American Inc				0.73%, 05/16/2016	215	215
3.25%, 11/01/2022	405	403		1.10%, 12/15/2016	250	251
		$1,699				$15,536

Airlines - 0.44%				Automobile Floor Plan Asset Backed Securities - 1.20%
American Airlines 2014-1 Class A Pass				Ally Master Owner Trust
Through Trust				1.21%, 06/15/2017	1,500	1,502
3.70%, 10/01/2026(c)	165	171		1.60%, 10/15/2019	300	301
American Airlines 2015-1 Class A Pass				GE Dealer Floorplan Master Note Trust
Through Trust				0.56%, 07/20/2019(e)	1,600	1,599
3.38%, 05/01/2027(c)	390	393		0.62%, 10/20/2017(e)	400	400
American Airlines 2015-1 Class B Pass						$3,802
Through Trust				Automobile Manufacturers - 2.18%
3.70%, 05/01/2023	20	20		Daimler Finance North America LLC
United Airlines 2014-1 Class A Pass Through				1.25%, 01/11/2016(d)	305	306
Trust				1.30%, 07/31/2015(d)	495	496
4.00%, 04/11/2026(c)	230	242
				1.65%, 03/02/2018(d)	445	447
United Airlines 2014-2 Class A Pass Through				2.25%, 03/02/2020(d)	485	488
Trust				Ford Motor Co
3.75%, 09/03/2026(c)	300	313
				7.40%, 11/01/2046	175	259
US Airways 2001-1G Pass Through Trust				Ford Motor Credit Co LLC
7.08%, 09/20/2022(c)	38	42
				2.60%, 11/04/2019	415	420
US Airways 2013-1 Class A Pass Through				4.38%, 08/06/2023	360	389
Trust				8.00%, 12/15/2016	335	371
3.95%, 11/15/2025(c)	204	211
				General Motors Co
		$1,392		3.50%, 10/02/2018	775	794
				5.00%, 04/01/2035	190	203
				5.20%, 04/01/2045	180	195

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
General Motors Co (continued)			Fifth Third Bank/Cincinnati OH
6.25%, 10/02/2043	$95	$116	2.88%, 10/01/2021	$430	$436
General Motors Financial Co Inc			Goldman Sachs Group Inc/The
2.63%, 07/10/2017	355	359	2.55%, 10/23/2019	405	411
3.15%, 01/15/2020	330	334	2.60%, 04/23/2020	290	293
3.25%, 05/15/2018	255	260	3.50%, 01/23/2025	180	183
4.00%, 01/15/2025	85	87	3.85%, 07/08/2024	885	926
Harley-Davidson Financial Services Inc			6.00%, 06/15/2020	200	233
2.15%, 02/26/2020(d)	295	297	6.75%, 10/01/2037	445	584
Jaguar Land Rover Automotive PLC			HSBC USA Inc
4.13%, 12/15/2018(d)	200	206	2.35%, 03/05/2020	125	126
Navistar International Corp			Huntington National Bank/The
8.25%, 11/01/2021	255	248	0.68%, 04/24/2017(e)	1,500	1,498
Nissan Motor Acceptance Corp			ING Bank NV
0.81%, 03/03/2017(d),(e)	410	411	5.80%, 09/25/2023(d)	200	226
Volkswagen International Finance NV			Intesa Sanpaolo SpA
1.13%, 11/18/2016(d)	235	236	2.38%, 01/13/2017	455	460
		$6,922	5.02%, 06/26/2024(d)	545	558
			JP Morgan Chase & Co
Automobile Parts & Equipment - 0.12%			4.40%, 07/22/2020	1,735	1,905
Dana Holding Corp			5.00%, 12/29/2049(e)	280	275
5.38%, 09/15/2021	30	31	Mitsubishi UFJ Trust & Banking Corp
5.50%, 12/15/2024	130	134	2.45%, 10/16/2019(d)	545	551
6.00%, 09/15/2023	60	64	Morgan Stanley
6.75%, 02/15/2021	35	37	1.75%, 02/25/2016	230	232
Lear Corp			2.38%, 07/23/2019	100	101
5.25%, 01/15/2025	100	102	2.65%, 01/27/2020	100	101
		$368	3.70%, 10/23/2024	530	553
Banks- 7.93%			4.10%, 05/22/2023	655	682
Akbank TAS			4.30%, 01/27/2045	345	358
5.13%, 03/31/2025(d)	200	197	5.00%, 11/24/2025	100	110
Associated Banc-Corp			5.45%, 07/29/2049(e)	50	50
2.75%, 11/15/2019	160	162	5.55%, 12/29/2049(e)	420	424
4.25%, 01/15/2025	655	664	Royal Bank of Scotland Group PLC
5.13%, 03/28/2016	705	730	5.13%, 05/28/2024	50	52
Banco Inbursa SA Institucion de Banca			Santander Bank NA
Multiple			2.00%, 01/12/2018	375	377
4.13%, 06/06/2024(d)	200	197	Standard Chartered PLC
Bancolombia SA			0.00%, 04/02/2049(a),(d),(e),(f)	580	585
5.95%, 06/03/2021	100	111	UBS AG/Jersey
Bank of America Corp			7.25%, 02/22/2022(e)	245	264
4.00%, 04/01/2024	835	888	UBS AG/Stamford CT
4.20%, 08/26/2024	865	895	1.38%, 08/14/2017	250	250
4.25%, 10/22/2026	475	490	2.35%, 03/26/2020	615	616
4.88%, 04/01/2044	180	203	US Bank NA/Cincinnati OH
6.10%, 12/29/2049(e)	405	411	2.80%, 01/27/2025	355	355
6.25%, 09/29/2049(e)	515	525	Wells Fargo & Co
Banque Centrale de Tunisie SA			5.87%, 12/29/2049(e)	865	915
5.75%, 01/30/2025(d)	200	202			$25,191
Barclays PLC			Beverages - 0.68%
8.25%, 12/29/2049(e)	440	471
			Ajecorp BV
BBVA Banco Continental SA			6.50%, 05/14/2022	250	150
5.00%, 08/26/2022(d)	150	160
			Anheuser-Busch InBev Worldwide Inc
BBVA Bancomer SA/Texas			2.50%, 07/15/2022	530	523
6.75%, 09/30/2022(d)	300	339
			7.75%, 01/15/2019	150	181
BPCE SA			Coca-Cola Icecek AS
1.61%, 07/25/2017	190	191	4.75%, 10/01/2018(d)	250	263
CIT Group Inc			Constellation Brands Inc
3.88%, 02/19/2019	380	376	3.75%, 05/01/2021	30	31
Citigroup Inc			3.88%, 11/15/2019	20	21
4.05%, 07/30/2022	310	325	4.25%, 05/01/2023	125	128
5.80%, 11/29/2049(e)	140	140
5.87%, 12/27/2049(e)	165	167	Corp Lindley SA
			6.75%, 11/23/2021(d)	100	111
City National Corp/CA			6.75%, 11/23/2021	150	167
5.25%, 09/15/2020	515	590	Pernod Ricard SA
Compass Bank			4.45%, 01/15/2022(d)	275	298
2.75%, 09/29/2019	620	629	5.75%, 04/07/2021(d)	235	273
Cooperatieve Centrale Raiffeisen-					$2,146
Boerenleenbank BA/Netherlands
4.63%, 12/01/2023	995	1,076	Biotechnology - 0.17%
11.00%, 12/29/2049(d),(e)	281	362	Celgene Corp
			4.63%, 05/15/2044	135	144

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Biotechnology (continued)			Computers (continued)
Celgene Corp (continued)			Apple Inc (continued)
5.25%, 08/15/2043	$30	$35	2.85%, 05/06/2021	$20	$21
Gilead Sciences Inc			3.45%, 02/09/2045	295	280
3.05%, 12/01/2016	135	140	Compiler Finance Sub Inc
4.80%, 04/01/2044	200	230	7.00%, 05/01/2021(d)	80	61
		$549	Hewlett-Packard Co
			3.00%, 09/15/2016	75	77
Building Materials - 1.04%			4.30%, 06/01/2021	55	59
Boise Cascade Co			6.00%, 09/15/2041	95	106
6.38%, 11/01/2020	55	58	IHS Inc
Cemex SAB de CV			5.00%, 11/01/2022(d)	25	25
6.13%, 05/05/2025(d)	200	202
7.25%, 01/15/2021(d)	200	214	NCR Corp
			4.63%, 02/15/2021	72	72
CRH America Inc			Seagate HDD Cayman
6.00%, 09/30/2016	265	283	4.75%, 06/01/2023	235	247
8.13%, 07/15/2018	510	607	4.75%, 01/01/2025(d)	400	414
Martin Marietta Materials Inc			5.75%, 12/01/2034(d)	445	476
1.37%, 06/30/2017(e)	1,385	1,377
			Xerox Business Services LLC
4.25%, 07/02/2024	270	283	5.20%, 06/01/2015	470	473
Masonite International Corp					$3,224
5.63%, 03/15/2023(d)	10	10
Norbord Inc			Consumer Products - 0.01%
5.38%, 12/01/2020(d)	95	93	Spectrum Brands Inc
Owens Corning			6.13%, 12/15/2024(d)	20	21
4.20%, 12/01/2024	155	160
Vulcan Materials Co
4.50%, 04/01/2025	30	30	Credit Card Asset Backed Securities - 1.48%
			BA Credit Card Trust
		$3,317	0.44%, 09/16/2019(e)	750	750
Chemicals - 0.60%			Barclays Dryrock Issuance Trust
Agrium Inc			0.51%, 03/16/2020(e)	300	300
3.38%, 03/15/2025	350	350	0.53%, 12/16/2019(e)	2,000	1,997
Aruba Investments Inc			Citibank Credit Card Issuance Trust
8.75%, 02/15/2023(d)	80	80	0.37%, 08/24/2018(e)	660	660
Axiall Corp			Discover Card Execution Note Trust
4.88%, 05/15/2023	50	50	0.37%, 01/16/2018(e)	1,000	1,000
CF Industries Inc					$4,707
5.15%, 03/15/2034	155	170
Consolidated Energy Finance SA			Distribution & Wholesale - 0.06%
6.75%, 10/15/2019(d)	200	201	American Tire Distributors Inc
			10.25%, 03/01/2022(d)	60	62
Cornerstone Chemical Co
9.38%, 03/15/2018(d)	70	72	HD Supply Inc
Dow Chemical Co/The			7.50%, 07/15/2020	111	119
4.38%, 11/15/2042	80	80			$181
Eagle Spinco Inc			Diversified Financial Services - 2.33%
4.63%, 02/15/2021	100	99	Air Lease Corp
Eastman Chemical Co			2.13%, 01/15/2018	665	662
4.65%, 10/15/2044	140	147	Aircastle Ltd
LYB International Finance BV			4.63%, 12/15/2018	55	57
4.88%, 03/15/2044	160	172	5.13%, 03/15/2021	150	157
Mexichem SAB de CV			5.50%, 02/15/2022	40	42
4.88%, 09/19/2022	250	263	7.63%, 04/15/2020	45	52
NOVA Chemicals Corp			Credit Acceptance Corp
5.00%, 05/01/2025(d)	75	78	6.13%, 02/15/2021	255	244
5.25%, 08/01/2023(d)	130	136	7.38%, 03/15/2023(d)	100	99
		$1,898	Denali Borrower LLC / Denali Finance Corp
			5.63%, 10/15/2020(d)	235	248
Commercial Services - 0.26%			Fly Leasing Ltd
ERAC USA Finance LLC
3.30%, 10/15/2022(d)	50	51	6.38%, 10/15/2021	200	198
3.85%, 11/15/2024(d)	210	219	General Electric Capital Corp
			5.25%, 06/29/2049(e)	400	411
4.50%, 02/15/2045(d)	290	293
			5.30%, 02/11/2021	1,650	1,906
Moody's Corp			6.25%, 12/31/2049(e)	400	450
5.25%, 07/15/2044	125	142	Icahn Enterprises LP / Icahn Enterprises
TMS International Corp
7.63%, 10/15/2021(d)	70	70	Finance Corp
United Rentals North America Inc			4.88%, 03/15/2019	55	56
			6.00%, 08/01/2020	105	109
5.50%, 07/15/2025	40	41	International Lease Finance Corp
		$816	6.25%, 05/15/2019	95	104
Computers - 1.02%			National Rural Utilities Cooperative Finance
Apple Inc			Corp
0.50%, 05/03/2018(e)	750	752	2.85%, 01/27/2025	290	292
0.56%, 05/06/2019(e)	160	161	4.75%, 04/30/2043(e)	125	125

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Peachtree Corners Funding Trust			Public Service Co of Colorado
3.98%, 02/15/2025(d)	$750	$761	4.30%, 03/15/2044	$75	$85
Springleaf Finance Corp			Public Service Electric & Gas Co
5.25%, 12/15/2019	110	109	2.30%, 09/15/2018	400	412
SUAM Finance BV			Puget Energy Inc
4.88%, 04/17/2024(d)	250	259	6.00%, 09/01/2021	285	337
Synchrony Financial			San Diego Gas & Electric Co
2.70%, 02/03/2020	250	251	4.30%, 04/01/2042	125	141
Vesey Street Investment Trust I			Southern California Edison Co
4.40%, 09/01/2016(e)	765	798	2.40%, 02/01/2022	120	120
		$7,390	3.60%, 02/01/2045	210	211
			4.05%, 03/15/2042	225	241
Electric - 2.71%			Virginia Electric & Power Co
Alabama Power Co			4.00%, 01/15/2043	35	37
3.75%, 03/01/2045	140	143	4.45%, 02/15/2044	125	141
3.85%, 12/01/2042	125	129	4.65%, 08/15/2043	65	76
4.15%, 08/15/2044	270	292			$8,595
CMS Energy Corp
4.70%, 03/31/2043	135	153	Electronics - 0.22%
Commonwealth Edison Co			Keysight Technologies Inc
3.70%, 03/01/2045	120	122	3.30%, 10/30/2019(d)	360	363
3.80%, 10/01/2042	115	118	4.55%, 10/30/2024(d)	235	237
4.60%, 08/15/2043	170	198	Sanmina Corp
Consolidated Edison Co of New York Inc			4.38%, 06/01/2019(d)	15	15
4.63%, 12/01/2054	150	168	Viasystems Inc
DTE Electric Co			7.88%, 05/01/2019(d)	85	89
3.38%, 03/01/2025	260	275			$704
DTE Energy Co
6.38%, 04/15/2033	305	404	Engineering & Construction - 0.12%
Duke Energy Carolinas LLC			Odebrecht Finance Ltd
			5.13%, 06/26/2022(d)	250	204
4.00%, 09/30/2042	210	223
Dynegy Finance I Inc / Dynegy Finance II			SBA Tower Trust
			2.90%, 10/15/2044(d)	170	172
Inc
7.38%, 11/01/2022(d)	125	131			$376
Edison International			Entertainment - 0.22%
3.75%, 09/15/2017	160	169	CCM Merger Inc
Electricite de France SA			9.13%, 05/01/2019(d)	35	38
2.15%, 01/22/2019(d)	115	117	Cinemark USA Inc
5.63%, 12/29/2049(d),(e)	720	767	4.88%, 06/01/2023	200	199
Elwood Energy LLC			DreamWorks Animation SKG Inc
8.16%, 07/05/2026	139	155	6.88%, 08/15/2020(d)	115	112
Energy Future Intermediate Holding Co LLC /			Peninsula Gaming LLC / Peninsula Gaming
EFIH Finance Inc			Corp
0.00%, 03/01/2022(a),(d),(e)	44	48	8.38%, 02/15/2018(d)	130	137
FirstEnergy Corp			Regal Entertainment Group
7.38%, 11/15/2031	235	298	5.75%, 03/15/2022	145	148
Florida Power & Light Co			WMG Acquisition Corp
4.05%, 06/01/2042	195	211	6.00%, 01/15/2021(d)	24	25
4.13%, 02/01/2042	120	133	WMG Holdings Corp
Indiantown Cogeneration LP			13.75%, 10/01/2019	45	49
9.77%, 12/15/2020	184	210			$708
Miran Mid-Atlantic Series C Pass Through
Trust			Environmental Control - 0.16%
10.06%, 12/30/2028	127	139	Republic Services Inc
Northern States Power Co/MN			3.80%, 05/15/2018	400	424
3.40%, 08/15/2042	40	39	Waste Management Inc
NRG Energy Inc			4.10%, 03/01/2045	90	92
8.25%, 09/01/2020	125	132			$516
Oncor Electric Delivery Co LLC			Food- 1.28%
2.15%, 06/01/2019	500	504	Cencosud SA
5.25%, 09/30/2040	120	147	5.15%, 02/12/2025(d)	250	247
Pacific Gas & Electric Co			Gruma SAB de CV
4.45%, 04/15/2042	105	115	4.88%, 12/01/2024(d)	350	370
PacifiCorp			Grupo Bimbo SAB de CV
3.85%, 06/15/2021	150	164	3.88%, 06/27/2024(d)	300	308
4.10%, 02/01/2042	120	129	4.88%, 06/27/2044(d)	200	202
PPL Electric Utilities Corp			Ingles Markets Inc
3.00%, 09/15/2021	80	83	5.75%, 06/15/2023	90	93
4.75%, 07/15/2043	115	136	JM Smucker Co/The
PPL WEM Holdings Ltd			2.50%, 03/15/2020(d)	125	127
3.90%, 05/01/2016(d)	230	236
			3.50%, 03/15/2025(d)	330	339
5.38%, 05/01/2021(d)	440	506
			4.38%, 03/15/2045(d)	300	313

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Services (continued)
Kraft Foods Group Inc			Fresenius Medical Care US Finance Inc
5.00%, 06/04/2042	$385	$426	6.50%, 09/15/2018(d)	$55	$61
Pilgrim's Pride Corp			HCA Inc
5.75%, 03/15/2025(d)	40	41	4.75%, 05/01/2023	245	254
Smithfield Foods Inc			5.00%, 03/15/2024	125	133
5.25%, 08/01/2018(d)	70	71	5.25%, 04/15/2025	105	113
5.88%, 08/01/2021(d)	95	100	5.38%, 02/01/2025	20	21
Sysco Corp			5.88%, 03/15/2022	85	94
3.00%, 10/02/2021	545	563	LifePoint Hospitals Inc
4.50%, 10/02/2044	30	32	5.50%, 12/01/2021	80	84
Tyson Foods Inc			MPH Acquisition Holdings LLC
2.65%, 08/15/2019	45	46	6.63%, 04/01/2022(d)	110	114
4.88%, 08/15/2034	105	118	WellCare Health Plans Inc
Wm Wrigley Jr Co			5.75%, 11/15/2020	875	919
2.40%, 10/21/2018(d)	235	239			$3,411
3.38%, 10/21/2020(d)	415	435
		$4,070	Holding Companies - Diversified - 0.60%
			Alfa SAB de CV
Forest Products & Paper - 0.33%			5.25%, 03/25/2024(d)	400	426
Cascades Inc			Alphabet Holding Co Inc
5.50%, 07/15/2022(d)	70	71	7.75%, 11/01/2017	65	63
Domtar Corp			Argos Merger Sub Inc
6.25%, 09/01/2042	285	308	7.13%, 03/15/2023(d)	90	93
Georgia-Pacific LLC			Brixmor Operating Partnership LP
2.54%, 11/15/2019(d)	370	375	3.85%, 02/01/2025	285	285
5.40%, 11/01/2020(d)	40	46	MUFG Americas Holdings Corp
Resolute Forest Products Inc			2.25%, 02/10/2020	430	431
5.88%, 05/15/2023	55	53	3.00%, 02/10/2025	280	277
Sappi Papier Holding GmbH			Nielsen Co Luxembourg SARL/The
7.50%, 06/15/2032(d)	85	82	5.50%, 10/01/2021(d)	115	119
Tembec Industries Inc			Tenedora Nemak SA de CV
9.00%, 12/15/2019(d)	75	76	5.50%, 02/28/2023(d)	200	207
Verso Paper Holdings LLC / Verso Paper Inc					$1,901
11.75%, 01/15/2019	55	51
		$1,062	Home Builders - 0.21%
			Lennar Corp
Gas- 0.00%			4.13%, 12/01/2018	90	91
Dominion Gas Holdings LLC			4.50%, 11/15/2019	20	21
4.80%, 11/01/2043	10	11	4.75%, 11/15/2022(e)	230	234
			Standard Pacific Corp
			5.88%, 11/15/2024	35	36
Healthcare - Products - 1.55%			WCI Communities Inc
Becton Dickinson and Co			6.88%, 08/15/2021	150	154
2.68%, 12/15/2019	225	230
3.73%, 12/15/2024	225	235	Woodside Homes Co LLC / Woodside Homes
			Finance Inc
ConvaTec Finance International SA			6.75%, 12/15/2021(d)	135	129
8.25%, PIK 9.00%, 01/15/2019(d),(g)	200	203
Kinetic Concepts Inc / KCI USA Inc					$665
10.50%, 11/01/2018	40	43	Home Equity Asset Backed Securities - 0.06%
Medtronic Inc			New Century Home Equity Loan Trust 2005-
2.50%, 03/15/2020(d)	355	363	1
3.50%, 03/15/2025(d)	225	235	0.75%, 03/25/2035(e)	25	25
4.38%, 03/15/2035(d)	585	636	Saxon Asset Securities Trust 2004-1
4.63%, 03/15/2045(d)	445	504	1.87%, 03/25/2035(e)	127	61
Universal Hospital Services Inc			Specialty Underwriting & Residential Finance
7.63%, 08/15/2020	60	53	Trust Series 2004-BC1
Zimmer Holdings Inc			0.94%, 02/25/2035(e)	123	113
2.00%, 04/01/2018	285	287			$199
2.70%, 04/01/2020	810	821
3.55%, 04/01/2025	555	567	Insurance - 2.22%
4.25%, 08/15/2035	280	289	ACE INA Holdings Inc
4.45%, 08/15/2045	450	466	3.15%, 03/15/2025	150	153
		$4,932	American International Group Inc
			3.38%, 08/15/2020	550	580
Healthcare - Services - 1.07%			3.88%, 01/15/2035	290	292
Centene Corp			4.50%, 07/16/2044	385	413
4.75%, 05/15/2022	1,090	1,131	Liberty Mutual Group Inc
5.75%, 06/01/2017	258	273	4.25%, 06/15/2023(d)	255	272
CHS/Community Health Systems Inc			5.00%, 06/01/2021(d)	320	355
5.13%, 08/01/2021	15	15	7.00%, 03/07/2067(d),(e)	215	221
Fresenius Medical Care US Finance II Inc			7.80%, 03/07/2087(d)	420	513
4.75%, 10/15/2024(d)	100	105	Metropolitan Life Global Funding I
5.88%, 01/31/2022(d)	85	94	1.30%, 04/10/2017(d)	260	261
			1.88%, 06/22/2018(d)	195	197

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Media (continued)
Progressive Corp/The			Comcast Corp
3.70%, 01/26/2045	$210	$209	3.38%, 02/15/2025	$355	$371
TIAA Asset Management Finance Co LLC			4.20%, 08/15/2034	35	38
2.95%, 11/01/2019(d)	695	712	6.40%, 03/01/2040	345	470
4.13%, 11/01/2024(d)	325	343	6.50%, 11/15/2035	15	20
Voya Financial Inc			CSC Holdings LLC
2.90%, 02/15/2018	550	568	6.75%, 11/15/2021	45	50
5.65%, 05/15/2053(e)	465	486	DIRECTV Holdings LLC / DIRECTV
XLIT Ltd			Financing Co Inc
4.45%, 03/31/2025	910	916	3.80%, 03/15/2022	165	171
5.50%, 03/31/2045	550	550	4.45%, 04/01/2024	700	748
		$7,041	6.00%, 08/15/2040	110	125
			6.38%, 03/01/2041	225	265
Internet - 0.54%			DISH DBS Corp
Alibaba Group Holding Ltd			5.88%, 07/15/2022	85	86
2.50%, 11/28/2019(d)	395	395
3.13%, 11/28/2021(d)	250	252	5.88%, 11/15/2024	165	165
3.60%, 11/28/2024(d)	400	401	6.75%, 06/01/2021	175	186
4.50%, 11/28/2034(d)	145	146	7.88%, 09/01/2019	274	306
			NBCUniversal Enterprise Inc
Equinix Inc			0.94%, 04/15/2018(d),(e)	720	725
4.88%, 04/01/2020	35	36	RCN Telecom Services LLC / RCN Capital
5.38%, 01/01/2022	35	37	Corp
5.38%, 04/01/2023	115	119	8.50%, 08/15/2020(d)	125	132
Zayo Group LLC / Zayo Capital Inc			Time Warner Cable Inc
6.00%, 04/01/2023(d)	170	171
			4.13%, 02/15/2021	675	726
8.13%, 01/01/2020	61	65	4.50%, 09/15/2042	510	523
10.13%, 07/01/2020	91	103	5.88%, 11/15/2040	225	269
		$1,725	6.55%, 05/01/2037	140	176
Iron & Steel - 0.43%			6.75%, 07/01/2018	120	138
AK Steel Corp			8.75%, 02/14/2019	255	315
7.63%, 05/15/2020	45	39	Time Warner Inc
ArcelorMittal			2.10%, 06/01/2019	135	136
7.75%, 10/15/2039(e)	330	346	4.05%, 12/15/2023	195	209
Commercial Metals Co			6.25%, 03/29/2041	450	581
4.88%, 05/15/2023	240	227	Unitymedia Hessen GmbH & Co KG /
Glencore Funding LLC			Unitymedia NRW GmbH
3.13%, 04/29/2019(d)	600	614	5.50%, 01/15/2023(d)	150	157
Signode Industrial Group Lux SA/Signode			Univision Communications Inc
Industrial Group US Inc			8.50%, 05/15/2021(d)	120	128
6.38%, 05/01/2022(d)	150	149	Viacom Inc
		$1,375	4.85%, 12/15/2034	260	269
			5.85%, 09/01/2043	30	34
Leisure Products & Services - 0.03%			VTR Finance BV
NCL Corp Ltd			6.88%, 01/15/2024(d)	250	259
5.25%, 11/15/2019(d)	80	82	WideOpenWest Finance LLC /
			WideOpenWest Capital Corp
Lodging - 0.15%			13.38%, 10/15/2019	130	139
MGM Resorts International			10.25%, 07/15/2019	75	81
6.00%, 03/15/2023	55	57			$9,459
6.63%, 12/15/2021	30	32	Metal Fabrication & Hardware - 0.03%
7.75%, 03/15/2022	10	11	Wise Metals Intermediate Holdings LLC/Wise
10.00%, 11/01/2016	60	67	Holdings Finance Corp
Wyndham Worldwide Corp			9.75%, PIK 10.50%, 06/15/2019(d),(g)	80	87
2.50%, 03/01/2018	305	306
		$473
			Mining - 0.81%
Machinery - Construction & Mining - 0.06%			Alcoa Inc
Ferreycorp SAA			5.13%, 10/01/2024	105	112
4.88%, 04/26/2020(d)	200	196	Anglo American Capital PLC
			1.20%, 04/15/2016(d),(e)	550	550
			9.38%, 04/08/2019(d)	340	426
Media- 2.98%
21st Century Fox America Inc			Barrick Gold Corp
4.75%, 09/15/2044	15	17	3.85%, 04/01/2022	145	142
5.40%, 10/01/2043	340	414	BHP Billiton Finance USA Ltd
6.15%, 02/15/2041	235	304	2.05%, 09/30/2018	5	5
Cablevision Systems Corp			FMG Resources August 2006 Pty Ltd
			6.88%, 02/01/2018(d)	24	24
8.00%, 04/15/2020	70	79	6.88%, 04/01/2022(d)	60	44
CBS Corp			8.25%, 11/01/2019(d)	130	112
5.75%, 04/15/2020	380	437
Columbus International Inc			Freeport-McMoRan Inc
7.38%, 03/30/2021(d)	200	210	4.00%, 11/14/2021	340	332
			5.40%, 11/14/2034	125	114

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Mortgage Backed Securities (continued)
Newmont Mining Corp			Freddie Mac REMICS (continued)
4.88%, 03/15/2042	$260	$231	3.00%, 10/15/2027(e)	$268	$30
Rio Tinto Finance USA Ltd			4.00%, 05/15/2028(e)	6,365	656
9.00%, 05/01/2019	150	190	Freddie Mac Structured Agency Credit Risk
St Barbara Ltd			Debt Notes
8.88%, 04/15/2018(d)	200	170	1.02%, 04/25/2024(e)	880	879
Taseko Mines Ltd			Ginnie Mae
7.75%, 04/15/2019	40	29	4.00%, 07/20/2036(e)	1,353	54
Teck Resources Ltd			4.50%, 04/16/2044	814	127
5.20%, 03/01/2042	55	49	GS Mortgage Securities Trust 2011-GC5
Volcan Cia Minera SAA			1.67%, 08/10/2044(d),(e)	15,557	858
5.38%, 02/02/2022	50	48	GS Mortgage Securities Trust 2012-GCJ7
		$2,578	2.55%, 05/10/2045(e)	2,870	309
			GS Mortgage Securities Trust 2013-GCJ12
Miscellaneous Manufacturing - 0.47%			3.78%, 06/10/2046(e)	250	260
Bombardier Inc			HomeBanc Mortgage Trust 2005-5
5.50%, 09/15/2018(d)	45	45
			0.51%, 01/25/2036(e)	747	645
7.50%, 03/15/2025(d)	80	79
			JP Morgan Chase Commercial Mortgage
Ingersoll-Rand Global Holding Co Ltd			Securities Corp
2.88%, 01/15/2019	150	154	1.89%, 12/15/2047(e)	3,857	352
5.75%, 06/15/2043	60	73	JP Morgan Chase Commercial Mortgage
Ingersoll-Rand Luxembourg Finance SA			Securities Trust 2006-CIBC17
3.55%, 11/01/2024	465	473	5.43%, 12/12/2043	355	373
4.65%, 11/01/2044	60	63	JP Morgan Chase Commercial Mortgage
Tyco Electronics Group SA			Securities Trust 2011-C5
2.38%, 12/17/2018	100	102	3.15%, 08/15/2046	304	313
3.50%, 02/03/2022	460	480	5.32%, 08/15/2046(d),(e)	350	393
7.13%, 10/01/2037	20	28	JP Morgan Chase Commercial Mortgage
		$1,497	Securities Trust 2013-C16
Mortgage Backed Securities - 6.01%			1.36%, 12/15/2046(e)	12,340	797
Banc of America Commercial Mortgage Trust			JPMBB Commercial Mortgage Securities
2007-3			Trust 2014-C24
0.46%, 06/10/2049(d),(e)	300	291	4.43%, 11/15/2047(e)	500	526
BB-UBS Trust			LB-UBS Commercial Mortgage Trust 2005-
2.89%, 06/05/2030(d),(e)	350	348	C7
BCRR Trust 2009-1			5.32%, 11/15/2040	350	358
5.86%, 07/17/2040(d)	220	238	LB-UBS Commercial Mortgage Trust 2007-
CD 2006-CD3 Mortgage Trust			C1
5.62%, 10/15/2048	424	443	0.40%, 02/15/2040(e)	15,942	118
Citigroup Commercial Mortgage Trust 2015-			LB-UBS Commercial Mortgage Trust 2007-
GC27			C2
3.57%, 02/10/2048(e)	500	517	5.43%, 02/15/2040	278	296
COMM 2007-C9 Mortgage Trust			Morgan Stanley Bank of America Merrill
5.80%, 12/10/2049(e)	1,000	1,047	Lynch Trust 2013-C9
Credit Suisse Commercial Mortgage Trust			3.46%, 05/15/2046	400	417
Series 2006-C5			Morgan Stanley Bank of America Merrill
0.72%, 12/15/2039(e)	2,750	25	Lynch Trust 2014-C14
Credit Suisse Commercial Mortgage Trust			1.30%, 02/15/2047(e)	9,927	674
Series 2007-C3			Morgan Stanley Bank of America Merrill
5.70%, 06/15/2039(e)	342	366	Lynch Trust 2014-C16
Credit Suisse First Boston Mortgage Securities			1.25%, 06/15/2047(e)	4,475	337
Corp			Morgan Stanley Capital I Trust 2007-HQ12
0.51%, 11/15/2037(d),(e)	521	—	5.67%, 04/12/2049(e)	248	248
4.77%, 07/15/2037	335	335	Morgan Stanley Capital I Trust 2007-IQ13
CSMC Series 2009-RR1			5.36%, 03/15/2044(e)	105	112
5.38%, 02/15/2040(d)	385	402	MSBAM Commercial Mortgage Securities
CSMC Series 2009-RR3			Trust 2012-CKSV
5.34%, 12/15/2043(d),(e)	340	359	1.14%, 10/15/2022(d),(e)	3,766	263
Fannie Mae REMIC Trust 2005-W2			Residential Asset Securitization Trust 2004-
0.37%, 05/25/2035(e)	146	144	A10
Fannie Mae REMICS			5.50%, 02/25/2035	47	47
2.25%, 07/25/2040	358	358	UBS Commercial Mortgage Trust 2012-C1
3.50%, 11/25/2027(e)	428	48	3.40%, 05/10/2045(e)	150	159
3.50%, 07/25/2028(e)	826	90	UBS-Barclays Commercial Mortgage Trust
3.50%, 07/25/2040	133	133	2012-C3
6.33%, 03/25/2022(e)	134	14	3.09%, 08/10/2049(e)	255	265
6.58%, 11/25/2036(e)	463	71	UBS-Barclays Commercial Mortgage Trust
Freddie Mac REMICS			2012-C4
0.62%, 06/15/2023(e)	15	15	1.84%, 12/10/2045(d),(e)	1,457	145
0.77%, 08/15/2018(e)	119	120	3.32%, 12/10/2045(d),(e)	500	516
1.25%, 09/15/2033	1,499	1,504
2.75%, 03/15/2041	192	197

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust				KazMunayGas National Co JSC
2013	-C5			4.40%, 04/30/2023(d)	$350	$303
3.18%, 03/10/2046(e)		$335	$349	Kerr-McGee Corp
4.09%, 03/10/2046(d),(e)		175	169	7.88%, 09/15/2031	115	157
Washington Mutual Mortgage Pass-Through				Linn Energy LLC / Linn Energy Finance
Certificates WMALT Series 2006-AR1 Trust				Corp
0.42%, 02/25/2036(e)		148	112	6.50%, 05/15/2019	185	156
WFRBS Commercial Mortgage Trust 2013-				Marathon Petroleum Corp
C12				4.75%, 09/15/2044	255	259
1.49%, 03/15/2048(d),(e)		3,915	309	Noble Energy Inc
WFRBS Commercial Mortgage Trust 2014-				3.90%, 11/15/2024	365	371
C22				5.05%, 11/15/2044	295	310
4.07%, 09/15/2057		500	540	Northern Blizzard Resources Inc
			$19,071	7.25%, 02/01/2022(d)	93	85
				Oasis Petroleum Inc
Office & Business Equipment - 0.24%				6.50%, 11/01/2021	65	62
Xerox Corp				6.88%, 03/15/2022	45	44
2.95%, 03/15/2017		80	82	6.88%, 01/15/2023	140	136
3.80%, 05/15/2024		180	182	Ocean Rig UDW Inc
4.80%, 03/01/2035		220	216	7.25%, 04/01/2019(d)	175	101
6.75%, 02/01/2017		10	11	Pacific Rubiales Energy Corp
6.75%, 12/15/2039		215	266	5.13%, 03/28/2023(d)	250	146
			$757	5.63%, 01/19/2025(d)	125	74
Oil & Gas - 3.77%				PDC Energy Inc
Anadarko Petroleum Corp				7.75%, 10/15/2022	170	178
3.45%, 07/15/2024		345	346	Petrobras Global Finance BV
5.95%, 09/15/2016		415	443	5.38%, 01/27/2021	330	299
6.45%, 09/15/2036		90	112	Petroleos de Venezuela SA
Apache Corp				5.25%, 04/12/2017	150	61
4.25%, 01/15/2044		270	265	Petroleos Mexicanos
4.75%, 04/15/2043		90	94	4.50%, 01/23/2026(d)	100	102
Baytex Energy Corp				4.88%, 01/24/2022	150	159
5.13%, 06/01/2021(d)		45	41	6.38%, 01/23/2045	150	168
BP Capital Markets PLC				Phillips 66
0.80%, 05/10/2019(e)		650	646	4.65%, 11/15/2034	165	175
Carrizo Oil & Gas Inc				4.88%, 11/15/2044	85	91
7.50%, 09/15/2020		125	128	RKI Exploration & Production LLC / RKI
8.63%, 10/15/2018		120	125	Finance Corp
Chaparral Energy Inc				8.50%, 08/01/2021(d)	138	131
7.63%, 11/15/2022		81	54	Rowan Cos Inc
9.88%, 10/01/2020		90	67	5.00%, 09/01/2017	275	283
Chesapeake Energy Corp				5.40%, 12/01/2042	305	250
3.50%, 04/15/2019(e)		95	91	Seventy Seven Energy Inc
4.88%, 04/15/2022		70	66	6.50%, 07/15/2022	150	68
6.13%, 02/15/2021		95	96	Southwestern Energy Co
CNOOC Finance 2013 Ltd				4.05%, 01/23/2020	310	320
3.00%, 05/09/2023		350	342	Sunoco LP / Sunoco Finance Corp
CNOOC Nexen Finance 2014 ULC				6.38%, 04/01/2023(d),(f)	90	93
4.25%, 04/30/2024		550	585	Talisman Energy Inc
Continental Resources Inc/OK				3.75%, 02/01/2021	215	212
3.80%, 06/01/2024		280	258	5.50%, 05/15/2042	300	297
4.50%, 04/15/2023		170	165	7.75%, 06/01/2019	325	375
Devon Energy Corp				Total Capital SA
2.25%, 12/15/2018		480	485	2.13%, 08/10/2018	10	10
Dolphin Energy Ltd				Triangle USA Petroleum Corp
5.50%, 12/15/2021		250	287	6.75%, 07/15/2022(d)	70	57
Encana Corp				Ultra Petroleum Corp
5.15%, 11/15/2041		150	154	6.13%, 10/01/2024(d)	100	86
Ensco PLC				Whiting Canadian Holding Co ULC
5.20%, 03/15/2025		100	100	8.13%, 12/01/2019	25	26
EOG Resources Inc				Woodside Finance Ltd
3.15%, 04/01/2025		550	561	3.65%, 03/05/2025(d)	215	213
EP Energy LLC / Everest Acquisition Finance				YPF SA
Inc				8.88%, 12/19/2018(d)	200	205
9.38%, 05/01/2020		110	115			$11,967
Exxon Mobil Corp				Oil & Gas Services - 0.23%
3.57%, 03/06/2045		195	202	CGG SA
Halcon Resources Corp				6.88%, 01/15/2022	40	32
8.88%, 05/15/2021		30	21	Exterran Partners LP / EXLP Finance Corp
9.25%, 02/15/2022		50	34	6.00%, 10/01/2022	55	50
9.75%, 07/15/2020		30	21	PHI Inc
				5.25%, 03/15/2019	65	59

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services (continued)			Pharmaceuticals (continued)
Weatherford International LLC			Par Pharmaceutical Cos Inc
6.35%, 06/15/2017	$125	$132	7.38%, 10/15/2020	$70	$74
Weatherford International Ltd/Bermuda			Salix Pharmaceuticals Ltd
4.50%, 04/15/2022	90	82	6.50%, 01/15/2021(d),(e)	140	155
5.95%, 04/15/2042	430	378	Valeant Pharmaceuticals International Inc
		$733	5.50%, 03/01/2023(d)	45	45
			7.50%, 07/15/2021(d)	135	146
Other Asset Backed Securities - 2.50%			VRX Escrow Corp
CNH Equipment Trust 2013-D			5.38%, 03/15/2020(d)	80	81
0.49%, 03/15/2017	87	87	5.88%, 05/15/2023(d)	225	231
CNH Equipment Trust 2014-C			Wyeth LLC
1.65%, 09/15/2021(e)	500	500
			6.00%, 02/15/2036	90	116
Dell Equipment Finance Trust 2014-1			Zoetis Inc
0.64%, 07/22/2016(d)	3,000	3,001
			1.15%, 02/01/2016	75	75
GreatAmerica Leasing Receivables					$3,458
0.61%, 05/15/2016(d),(e)	341	341
JP Morgan Mortgage Acquisition Trust 2007-			Pipelines - 2.45%
CH3			Boardwalk Pipelines LP
0.32%, 03/25/2037(e)	394	389	3.38%, 02/01/2023	250	231
Kubota Credit Owner Trust 2015-1			Buckeye Partners LP
1.54%, 03/15/2019(d),(e)	700	700	2.65%, 11/15/2018	75	75
MSDWCC Heloc Trust 2005-1			4.35%, 10/15/2024	450	449
0.55%, 07/25/2017(e)	3	3	Crestwood Midstream Partners LP /
Trade MAPS 1 Ltd			Crestwood Midstream Finance Corp
0.88%, 12/10/2018(d),(e)	1,500	1,499	6.25%, 04/01/2023(d)	40	40
Volvo Financial Equipment LLC Series 2014-			DCP Midstream LLC
1			5.85%, 05/21/2043(d),(e)	125	90
0.54%, 11/15/2016(d),(e)	1,099	1,099	Enable Midstream Partners LP
Washington Mutual Asset-Backed Certificates			2.40%, 05/15/2019(d)	480	470
WMABS Series 2006-HE1 Trust			3.90%, 05/15/2024(d)	155	149
0.35%, 04/25/2036(e)	323	315	Enbridge Inc
		$7,934	0.71%, 06/02/2017(e)	520	513
			3.50%, 06/10/2024	295	290
Packaging & Containers - 0.58%			Energy Transfer Equity LP
Ardagh Packaging Finance PLC / Ardagh			5.88%, 01/15/2024	50	53
Holdings USA Inc			Energy Transfer Partners LP
3.27%, 12/15/2019(d),(e)	200	195
			4.05%, 03/15/2025	570	575
Berry Plastics Corp			4.90%, 03/15/2035	70	70
5.50%, 05/15/2022	165	170	EnLink Midstream Partners LP
Beverage Packaging Holdings Luxembourg II			4.40%, 04/01/2024	95	100
SA / Beverage Packaging Holdings II			5.05%, 04/01/2045	150	153
5.63%, 12/15/2016(d)	25	25
6.00%, 06/15/2017(d)	30	30	Kinder Morgan Energy Partners LP
			2.65%, 02/01/2019	355	356
Coveris Holding Corp			4.70%, 11/01/2042	220	207
10.00%, 06/01/2018(d)	105	111
			5.00%, 10/01/2021	220	236
Crown Cork & Seal Co Inc			5.63%, 09/01/2041	135	143
7.38%, 12/15/2026	152	174	Kinder Morgan Inc/DE
Packaging Corp of America			3.05%, 12/01/2019	280	283
4.50%, 11/01/2023	330	355	ONEOK Partners LP
Reynolds Group Issuer Inc / Reynolds Group			4.90%, 03/15/2025	185	187
Issuer LLC / Reynolds Group Issuer			Plains All American Pipeline LP / PAA
(Luxembourg) S.A.			Finance Corp
7.88%, 08/15/2019	100	106	4.90%, 02/15/2045	30	32
Rock-Tenn Co			Sabine Pass Liquefaction LLC
3.50%, 03/01/2020	565	586	5.63%, 03/01/2025(d)	175	173
Sealed Air Corp			6.25%, 03/15/2022	110	114
4.88%, 12/01/2022(d)	100	102
			Sunoco Logistics Partners Operations LP
		$1,854	5.35%, 05/15/2045	105	110
Pharmaceuticals - 1.09%			Targa Resources Partners LP / Targa
Actavis Funding SCS			Resources Partners Finance Corp
3.00%, 03/12/2020	455	466	4.13%, 11/15/2019(d)	15	15
3.80%, 03/15/2025	255	263	TransCanada PipeLines Ltd
4.55%, 03/15/2035	265	276	4.63%, 03/01/2034	135	145
4.75%, 03/15/2045	155	165	5.00%, 10/16/2043	50	56
Express Scripts Holding Co			7.13%, 01/15/2019	95	112
6.13%, 11/15/2041	90	114	Transportadora de Gas Internacional SA ESP
Forest Laboratories Inc			5.70%, 03/20/2022	250	263
5.00%, 12/15/2021(d)	660	734	Western Gas Partners LP
Grifols Worldwide Operations Ltd			2.60%, 08/15/2018	435	442
5.25%, 04/01/2022(d)	200	203	5.45%, 04/01/2044	240	255
Hospira Inc			Williams Cos Inc/The
5.20%, 08/12/2020	275	314	7.88%, 09/01/2021	355	412

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Williams Partners LP			Suburban Propane Partners LP/Suburban
3.60%, 03/15/2022	$375	$374	Energy Finance Corp
5.10%, 09/15/2045	60	58	5.75%, 03/01/2025	$50	$51
Williams Partners LP / ACMP Finance Corp					$1,720
4.88%, 05/15/2023	455	458
4.88%, 03/15/2024	90	90	Semiconductors - 0.06%
		$7,779	Semiconductor Manufacturing International
			Corp
Real Estate - 0.13%			4.13%, 10/07/2019(d)	200	200
Crescent Resources LLC / Crescent Ventures
Inc
10.25%, 08/15/2017(d)	110	118	Software - 0.12%
			Activision Blizzard Inc
Prologis LP			5.63%, 09/15/2021(d)	130	138
4.25%, 08/15/2023	155	166	6.13%, 09/15/2023(d)	145	158
6.88%, 03/15/2020	112	132	MSCI Inc
		$416	5.25%, 11/15/2024(d)	75	78
REITS- 0.63%					$374
DDR Corp
3.63%, 02/01/2025	320	320	Sovereign - 0.57%
			Chile Government International Bond
DuPont Fabros Technology LP			3.13%, 03/27/2025	250	262
5.88%, 09/15/2021	40	41	Indonesia Government International Bond
Hospitality Properties Trust			4.13%, 01/15/2025(d)	200	205
4.50%, 06/15/2023	90	93	Kenya Government International Bond
iStar Financial Inc			5.88%, 06/24/2019(d)	200	206
4.88%, 07/01/2018	35	35	Panama Government International Bond
5.00%, 07/01/2019	15	15	4.00%, 09/22/2024	200	209
9.00%, 06/01/2017	80	88
Retail Properties of America Inc			Poland Government International Bond
			3.00%, 03/17/2023	150	154
4.00%, 03/15/2025	300	303	Romanian Government International Bond
Select Income REIT			4.88%, 01/22/2024(d)	170	188
2.85%, 02/01/2018	240	242	Russian Foreign Bond - Eurobond
3.60%, 02/01/2020	260	267	7.50%, 03/31/2030(e)	328	376
Ventas Realty LP			Turkey Government International Bond
1.25%, 04/17/2017	370	369	4.88%, 04/16/2043	200	198
4.38%, 02/01/2045	225	227
		$2,000			$1,798

Retail - 0.54%			Student Loan Asset Backed Securities - 3.09%
Building Materials Holding Corp			Navient Private Education Loan Trust 2014-
9.00%, 09/15/2018(d)	45	48	A
			0.65%, 05/16/2022(d),(e)	374	374
Claire's Stores Inc
9.00%, 03/15/2019(d)	20	18	Navient Student Loan Trust 2014-8
			0.45%, 08/25/2020(e)	898	898
CVS Health Corp			Navient Student Loan Trust 2015-1
2.25%, 12/05/2018	65	66	0.51%, 09/26/2022(e)	3,000	3,000
5.30%, 12/05/2043	130	159	SLM Private Education Loan Trust 2012-A
CVS Pass-Through Trust			1.57%, 08/15/2025(d),(e)	332	335
5.93%, 01/10/2034(d)	175	207
7.51%, 01/10/2032(d)	53	69	SLM Private Education Loan Trust 2012-B
			1.27%, 12/15/2021(d),(e)	934	936
Family Tree Escrow LLC
5.75%, 03/01/2023(d)	55	58	SLM Private Education Loan Trust 2012-C
			1.27%, 08/15/2023(d),(e)	96	96
JC Penney Corp Inc			SLM Private Education Loan Trust 2012-E
5.65%, 06/01/2020	15	13	0.92%, 10/16/2023(d),(e)	1,027	1,029
Landry's Holdings II Inc
10.25%, 01/01/2018(d)	90	93	SLM Private Education Loan Trust 2013-A
			0.77%, 08/15/2022(d),(e)	1,864	1,866
Landry's Inc
9.38%, 05/01/2020(d)	105	113	SLM Student Loan Trust 2008-6
			0.81%, 10/25/2017(e)	151	151
Macy's Retail Holdings Inc			SLM Student Loan Trust 2013-5
5.90%, 12/01/2016	420	453	0.43%, 05/25/2018(e)	128	128
6.90%, 04/01/2029	25	33	SLM Student Loan Trust 2013-6
Michaels FinCo Holdings LLC / Michaels			0.45%, 02/25/2019 (e)	998	998
FinCo Inc
7.50%, PIK 8.25%, 08/01/2018(d),(g)	14	14			$9,811
Michaels Stores Inc			Telecommunications - 3.36%
5.88%, 12/15/2020(d)	91	94	Altice Finco SA
Neiman Marcus Group LTD LLC			7.63%, 02/15/2025(d)	280	287
8.75%, 10/15/2021(d)	85	90	8.13%, 01/15/2024(d)	340	360
New Academy Finance Co LLC / New			AT&T Inc
Academy Finance Corp			4.30%, 12/15/2042	345	330
8.00%, PIK 8.75%, 06/15/2018(d),(g)	100	100	4.35%, 06/15/2045	159	152
Rite Aid Corp			5.80%, 02/15/2019	5	6
6.13%, 04/01/2023(d),(f)	40	41	B Communications Ltd
			7.38%, 02/15/2021(d)	35	38

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation - 0.77%
Bharti Airtel International Netherlands BV			CSX Corp
5.13%, 03/11/2023(d)	$300	$324	3.70%, 10/30/2020	$320	$345
CC Holdings GS V LLC / Crown Castle GS			5.50%, 04/15/2041	185	230
III Corp			6.25%, 03/15/2018	200	227
3.85%, 04/15/2023	510	516	7.38%, 02/01/2019	170	204
CenturyLink Inc			Eletson Holdings
5.63%, 04/01/2025(d)	85	85	9.63%, 01/15/2022(d)	110	107
Digicel Group Ltd			Hornbeck Offshore Services Inc
8.25%, 09/30/2020(d)	400	401	5.00%, 03/01/2021	65	52
Eileme 2 AB			Navios Maritime Acquisition Corp / Navios
11.63%, 01/31/2020(d)	200	226	Acquisition Finance US Inc
Embarq Corp			8.13%, 11/15/2021(d)	190	191
8.00%, 06/01/2036	100	119	Navios Maritime Holdings Inc / Navios
ENTEL Chile SA			Maritime Finance II US Inc
4.75%, 08/01/2026(d)	300	308	7.38%, 01/15/2022(d)	140	131
Goodman Networks Inc			Navios South American Logistics Inc / Navios
12.13%, 07/01/2018	95	88	Logistics Finance US Inc
Intelsat Jackson Holdings SA			7.25%, 05/01/2022(d)	185	179
7.25%, 10/15/2020	55	57	Pelabuhan Indonesia III PT
Intelsat Luxembourg SA			4.88%, 10/01/2024(d)	400	419
7.75%, 06/01/2021	205	189	Union Pacific Corp
8.13%, 06/01/2023	115	106	3.38%, 02/01/2035	70	68
Level 3 Communications Inc			3.88%, 02/01/2055	165	161
5.75%, 12/01/2022	55	56	Union Pacific Railroad Co 2014-1 Pass
Level 3 Financing Inc			Through Trust
5.38%, 08/15/2022	50	51	3.23%, 05/14/2026(c)	120	122
6.13%, 01/15/2021	40	42			$2,436
8.13%, 07/01/2019	105	110
Ooredoo International Finance Ltd			Trucking & Leasing - 0.08%
3.88%, 01/31/2028	250	246	Jurassic Holdings III Inc
			6.88%, 02/15/2021(d)	55	48
SoftBank Corp
4.50%, 04/15/2020(d)	205	209	Penske Truck Leasing Co Lp / PTL Finance
Sprint Capital Corp			Corp
			3.38%, 02/01/2022(d)	200	200
6.88%, 11/15/2028	85	78
Sprint Communications Inc					$248
6.00%, 11/15/2022	115	109	TOTAL BONDS		$214,105
7.00%, 08/15/2020	135	137		Principal
9.00%, 11/15/2018(d)	45	52	CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)
9.13%, 03/01/2017	25	27	Semiconductors - 0.05%
Sprint Corp			Jazz Technologies Inc
7.13%, 06/15/2024	200	195	8.00%, 12/31/2018(d)	80	137
7.88%, 09/15/2023	105	107
Telefonica Emisiones SAU			TOTAL CONVERTIBLE BONDS		$137
5.13%, 04/27/2020	210	237	SENIOR FLOATING RATE INTERESTS - Principal
6.42%, 06/20/2016	95	101	4.27%	Amount (000's) Value (000's)
7.05%, 06/20/2036	25	35
T-Mobile USA Inc			Aerospace & Defense - 0.10%
6.00%, 03/01/2023	60	62	B/E Aerospace Inc, Term Loan B
6.13%, 01/15/2022	20	21	4.00%, 11/19/2021(e)	$300	$302
6.25%, 04/01/2021	95	99
6.50%, 01/15/2024	30	31
6.63%, 04/28/2021	85	89	Apparel - 0.04%
			Calceus Acquisition Inc, Term Loan B1
Verizon Communications Inc			5.00%, 09/24/2020(e)	116	111
1.35%, 06/09/2017	410	410
2.02%, 09/14/2018(e)	750	782
2.63%, 02/21/2020	203	207	Automobile Manufacturers - 0.09%
3.50%, 11/01/2024	455	466	FCA US LLC, Term Loan B
4.40%, 11/01/2034	35	36	2.94%, 05/24/2017(e)	29	29
4.52%, 09/15/2048(d)	637	634	Navistar Inc, Term Loan B
5.01%, 08/21/2054	756	784	5.75%, 08/17/2017(e)	250	251
5.15%, 09/15/2023	260	298			$280
6.25%, 04/01/2037	25	31
6.40%, 09/15/2033	32	40	Automobile Parts & Equipment - 0.07%
VimpelCom Holdings BV			Federal-Mogul Holdings Corp, Term Loan C
			4.75%, 04/02/2021(e)	209	208
7.50%, 03/01/2022(d)	500	474
Virgin Media Finance PLC
6.00%, 10/15/2024(d)	200	210	Building Materials - 0.09%
Wind Acquisition Finance SA			GYP Holdings III Corp, Term Loan B
7.38%, 04/23/2021(d)	590	612	4.75%, 03/26/2021(e)	124	121
		$10,670	7.75%, 03/25/2022(e)	160	157
					$278

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals - 0.29%			Forest Products & Paper (continued)
Aruba Investments Inc, Term Loan B			NewPage Corp, Term Loan B
5.25%, 01/28/2022(e)	$75	$76	9.50%, 02/05/2021(e)	$485	$464
Axiall Holdco Inc, Term Loan B					$963
4.00%, 02/25/2022(e)	111	112
AZ Chem US Inc, Term Loan			Healthcare - Products - 0.04%
7.50%, 06/10/2022(e)	266	261	Accellent Inc, Term Loan
			4.50%, 02/19/2021(e)	54	54
AZ Chem US Inc, Term Loan B
4.52%, 06/10/2021(e)	28	28	Kinetic Concepts Inc, Term Loan E1
			4.50%, 05/04/2018(e)	88	88
Emerald Performance Materials LLC, Term
Loan					$142
7.75%, 07/22/2022(e)	270	265	Healthcare - Services - 0.23%
Ineos US Finance LLC, Term Loan B			CHS/Community Health Systems Inc, Term
3.75%, 05/04/2018(e)	183	182	Loan D
		$924	4.25%, 01/27/2021(e)	40	40
Coal- 0.03%			CHS/Community Health Systems Inc, Term
Arch Coal Inc, Term Loan			Loan F
			3.43%, 01/25/2018(e)	124	124
6.25%, 05/16/2018(e)	103	80
			DaVita HealthCare Partners Inc, Term Loan
			B
Commercial Services - 0.06%			3.50%, 06/18/2021(e)	60	60
Interactive Data Corp, Term Loan B			MPH Acquisition Holdings LLC, Term Loan
4.75%, 05/02/2021(e)	121	122	B
TMS International Corp, Term Loan B			3.75%, 03/19/2021(e)	212	211
4.50%, 10/04/2020(e)	60	58	Radnet Management Inc, Term Loan B
		$180	8.00%, 03/25/2021(e)	295	290

Computers - 0.08%					$725
Oberthur Technologies of America Corp,			Insurance - 0.20%
Term Loan B2			Asurion LLC, Term Loan
4.50%, 10/18/2019(e)	247	246	8.50%, 02/19/2021(e)	505	506
			Asurion LLC, Term Loan B1
			5.00%, 05/24/2019(e)	67	67
Consumer Products - 0.08%
Dell International LLC, Term Loan B			Asurion LLC, Term Loan B2
			4.25%, 06/19/2020(e)	52	52
4.50%, 03/24/2020(e)	246	248
					$625

Diversified Financial Services - 0.03%			Internet - 0.07%
Delos Finance Sarl, Term Loan B			Zayo Group LLC, Term Loan B
3.50%, 02/26/2021(e)	100	100	4.00%, 07/02/2019(e)	227	227

Electric - 0.05%			Iron & Steel - 0.06%
Texas Competitive Electric Holdings Co LLC,			Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(e)	186	185
Term Loan NONEXT
4.70%, 04/25/2015(e)	285	169
			Lodging - 0.08%
Electronics - 0.09%			Caesars Entertainment Operating Co Inc, Term
Isola USA Corp, Term Loan B			Loan B6B
9.25%, 11/29/2018(e)	294	287	1.50%, 01/28/2018(e)	29	27
			Caesars Entertainment Operating Co Inc, Term
			Loan B7
Entertainment - 0.44%			1.51%, 03/01/2017(e)	199	181
CCM Merger Inc, Term Loan B			Hilton Worldwide Finance LLC, Term Loan
4.50%, 07/30/2021(e)	617	618	B
Lions Gate Entertainment Corp, Term Loan			3.50%, 09/23/2020(e)	41	42
B					$250
5.00%, 03/11/2022(e)	260	260
Peninsula Gaming LLC, Term Loan B			Machinery - Diversified - 0.04%
4.25%, 11/30/2017(e)	129	129	Onex Wizard Acquisition Co I SARL, Term
WMG Acquisition Corp, Term Loan B			Loan B
3.75%, 07/07/2020(e)	401	391	0.00%, 02/03/2022(e),(h)	140	141
		$1,398

Food- 0.03%			Media- 0.37%
HJ Heinz Co, Term Loan B2			CCO Safari LLC, Term Loan G
3.25%, 03/27/2020(e)	105	105	4.25%, 08/12/2021(e)	135	136
			Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/23/2020(e)	128	125
Forest Products & Paper - 0.30%			iHeartCommunications Inc, Term Loan D-
Caraustar Industries Inc, Term Loan B			EXT
8.00%, 04/26/2019(e)	389	386	6.93%, 01/30/2019(e)	245	233
8.00%, 05/01/2019(e)	115	113	Numericable US LLC, Term Loan B1
			4.50%, 04/23/2020(e)	71	71

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Software - 0.11%
Numericable US LLC, Term Loan B2			Activision Blizzard Inc, Term Loan B
4.50%, 04/23/2020(e)	$61	$61	3.25%, 07/26/2020(e)	$221	$222
Univision Communications Inc, Term Loan			First Data Corp, Term Loan B
C3			4.17%, 03/24/2021(e)	125	125
4.00%, 03/01/2020(e)	24	24			$347
Univision Communications Inc, Term Loan
C4			Telecommunications - 0.06%
4.00%, 03/01/2020(e)	191	190	Altice Financing SA, Delay-Draw Term Loan
WideOpenWest Finance LLC, Term Loan B			DD
			5.50%, 07/03/2019(e)	172	174
4.75%, 03/27/2019(e)	122	122
WideOpenWest Finance LLC, Term Loan B1			NTELOS Inc, Term Loan B
			5.75%, 11/09/2019(e)	34	30
3.75%, 07/17/2017(e)	222	221
		$1,183			$204
			TOTAL SENIOR FLOATING RATE INTERESTS		$13,559
Mining - 0.19%			U.S. GOVERNMENT & GOVERNMENT	Principal
American Rock Salt Co LLC, Term Loan			AGENCY OBLIGATIONS - 33.11%	Amount (000's) Value (000's)
8.00%, 05/16/2022(e)	400	397	Federal Home Loan Mortgage Corporation (FHLMC) -
FMG Resources August 2006 Pty Ltd, Term			1.91%
Loan B			2.25%, 02/01/2037(e)	$25	$26
3.11%, 06/30/2019(e)	242	219	2.53%, 02/01/2034(e)	5	5
		$616	3.50%, 04/01/2042	335	354
Oil & Gas - 0.17%			4.00%, 02/01/2044	641	691
Drillships Financing Holding Inc, Term Loan			4.00%, 10/01/2044	883	952
B1			4.50%, 07/01/2024	64	69
6.00%, 03/31/2021(e)	249	189	5.00%, 05/01/2018	155	163
Seadrill Operating LP, Term Loan B			5.00%, 06/01/2031	279	311
4.00%, 02/12/2021(e)	430	340	5.00%, 10/01/2035	100	111
Seventy Seven Operating LLC, Term Loan B			5.00%, 06/01/2041	2,481	2,778
3.75%, 06/17/2021(e)	30	26	6.00%, 03/01/2031	17	20
		$555	6.00%, 06/01/2032	51	58
			6.00%, 10/01/2032	32	37
Pharmaceuticals - 0.31%			6.00%, 01/01/2038	151	173
Grifols Worldwide Operations USA Inc, Term			6.50%, 04/01/2016	1	1
Loan B			6.50%, 03/01/2029	8	9
3.18%, 03/05/2021(e)	114	114	6.50%, 05/01/2029	12	13
JLL/Delta Dutch Newco BV, Term Loan B			6.50%, 04/01/2031	5	5
4.28%, 01/22/2021(e)	104	104	6.50%, 02/01/2032	11	13
Par Pharmaceutical Cos Inc, Term Loan B2			6.50%, 05/01/2032	10	12
4.00%, 09/30/2019(e)	340	339	6.50%, 05/01/2032	24	28
Salix Pharmaceuticals Ltd, Term Loan B			6.50%, 04/01/2035	19	22
5.42%, 01/20/2020(e)	122	122	7.00%, 12/01/2029	29	33
Valeant Pharmaceuticals International Inc,			7.00%, 06/01/2030	5	5
Delay-Draw Term Loan B-DD			7.00%, 12/01/2030	4	4
0.00%, 03/11/2022(e),(h)	155	156	7.00%, 01/01/2031	5	6
Valeant Pharmaceuticals International Inc,			7.00%, 01/01/2031	1	2
Term Loan BE1			7.00%, 02/01/2031	3	3
3.50%, 08/05/2020(e)	163	163	7.00%, 12/01/2031	37	38
		$998	7.50%, 04/01/2030	6	7
			7.50%, 09/01/2030	4	4
Pipelines - 0.02%			7.50%, 03/01/2031	20	23
NGPL PipeCo LLC, Term Loan B			8.00%, 09/01/2030	79	88
6.75%, 05/04/2017(e)	52	49
					$6,064

			Federal National Mortgage Association (FNMA) - 14.14%
REITS- 0.12%			2.13%, 07/01/2034(e)	34	36
iStar Financial Inc, Term Loan A2			2.23%, 07/01/2034(e)	3	3
7.00%, 03/19/2017(e)	378	386
			2.30%, 03/01/2035(e)	77	82
			2.50%, 04/01/2028(i)	1,880	1,931
Retail - 0.33%			3.00%, 04/01/2030(i)	750	786
Academy Ltd, Term Loan B			3.00%, 03/01/2034	797	826
4.50%, 08/03/2018(e)	162	162	3.00%, 11/01/2042	1,282	1,315
Dollar Tree Inc, Term Loan B			3.00%, 04/01/2043(i)	4,250	4,345
4.25%, 02/06/2022(e)	85	86	3.00%, 05/01/2043	307	315
Michaels Stores Inc, Term Loan B			3.50%, 04/01/2030(i)	900	955
3.75%, 01/24/2020(e)	201	202	3.50%, 08/01/2034	882	932
4.00%, 01/20/2028(e)	179	179	3.50%, 01/01/2041	76	80
Neiman Marcus Group LTD LLC, Term			3.50%, 03/01/2042	1,256	1,330
Loan			3.50%, 11/01/2042	1,608	1,706
4.25%, 10/25/2020(e)	298	297	3.50%, 07/01/2043	614	650
PetSmart Inc, Term Loan B			3.50%, 09/01/2044	3,407	3,600
5.00%, 02/18/2022(e)	120	121	3.50%, 11/01/2044	778	825
		$1,047	3.50%, 04/01/2045(i)	1,200	1,260
			4.00%, 10/01/2019	63	67

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
4.00%, 08/01/2020	$298	$315
4.00%, 06/01/2026	679	724		6.00%, 12/20/2036	$152	$173
				6.50%, 03/20/2028	8	9
4.00%, 03/01/2034	778	847		6.50%, 05/20/2029	7	8
4.00%, 11/01/2040	2,720	2,942
4.00%, 04/01/2045(i)	5,050	5,399		6.50%, 12/15/2032	556	642
				7.00%, 03/15/2031	15	17
4.50%, 07/01/2025	121	131		7.50%, 05/15/2029	20	20
4.50%, 04/01/2039	1,817	1,984
4.50%, 11/01/2040	1,754	1,939		8.00%, 12/15/2030	10	12
4.50%, 09/01/2041	435	476				$20,521
4.50%, 09/01/2043	1,622	1,793	U.S. Treasury - 10.60%
4.50%, 07/01/2044	350	382		0.88%, 04/30/2017(j)	850	855
4.50%, 07/01/2044	257	282		1.00%, 08/31/2016	300	303
5.00%, 12/01/2039	73	83		1.25%, 10/31/2015	1,000	1,006
5.00%, 02/01/2040	374	417		1.25%, 01/31/2020	750	746
5.00%, 06/01/2040	34	38		1.38%, 01/31/2020	5,825	5,834
5.00%, 04/01/2043(i)	1,500	1,668		1.63%, 12/31/2019	4,050	4,102
5.50%, 06/01/2019	47	50		1.75%, 09/30/2019	6,300	6,420
5.50%, 07/01/2019	28	30		1.88%, 08/31/2017(k)	2,705	2,781
5.50%, 07/01/2019	10	11		1.88%, 11/30/2021	2,550	2,581
5.50%, 08/01/2019	7	8		2.00%, 10/31/2021	30	31
5.50%, 08/01/2019	36	37		2.38%, 08/15/2024	1,935	2,012
5.50%, 10/01/2019	48	51		2.63%, 01/31/2018	1,700	1,784
5.50%, 10/01/2019	68	73		3.00%, 11/15/2044	1,550	1,698
5.50%, 12/01/2022	49	55		3.13%, 02/15/2042	1,090	1,218
5.50%, 07/01/2033	648	734		3.13%, 08/15/2044	150	168
5.50%, 04/01/2035	60	68		3.75%, 11/15/2043	1,500	1,874
5.50%, 08/01/2036	1,085	1,223		4.50%, 02/15/2036	175	238
5.50%, 02/01/2037	17	20				$33,651
5.50%, 05/01/2040	131	150	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 05/01/2040	128	144	OBLIGATIONS			$105,120
5.73%, 02/01/2036(e)	36	38
			Total Investments			$347,471
6.00%, 05/01/2031	5	6	Liabilities in Excess of Other Assets, Net - (9.45)%			$(30,011)
6.00%, 07/01/2035	309	355	TOTAL NET ASSETS - 100.00%			$317,460
6.00%, 02/01/2037	372	424
6.00%, 02/01/2038	146	168
6.50%, 03/01/2032	11	13	(a)	Non-Income Producing Security
6.50%, 07/01/2037	61	75	(b)	Security is Illiquid
6.50%, 07/01/2037	89	108	(c)	Fair value of these investments is determined in good faith by the Manager
6.50%, 02/01/2038	61	72		under procedures established and periodically reviewed by the Board of
6.50%, 03/01/2038	43	52		Directors. At the end of the period, the fair value of these securities totaled
6.50%, 09/01/2038	379	436		$1,530 or 0.48% of net assets.
7.00%, 02/01/2032	18	19	(d)	Security exempt from registration under Rule 144A of the Securities Act of
		$44,884		1933. These securities may be resold in transactions exempt from
Government National Mortgage Association (GNMA) -				registration, normally to qualified institutional buyers. At the end of the
6.46%				period, the value of these securities totaled $59,499 or 18.74% of net
1.50%, 07/20/2043(e)	542	550		assets.
1.63%, 01/20/2035(e)	44	46	(e)	Variable Rate. Rate shown is in effect at March 31, 2015.
2.00%, 04/20/2043(e)	668	686	(f)	Security purchased on a when-issued basis.
3.00%, 04/01/2043	1,500	1,545	(g)	Payment in kind; the issuer has the option of paying additional securities
3.00%, 07/20/2044	1,196	1,234		in lieu of cash.
3.50%, 10/15/2042	80	85	(h)	This Senior Floating Rate Note will settle after March 31, 2015, at which
3.50%, 08/15/2043	446	474		time the interest rate will be determined.
3.50%, 10/20/2044	481	507	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.50%, 04/01/2045(i)	4,600	4,844		Notes to Financial Statements for additional information.
4.00%, 02/15/2042	320	349	(j)	Security or a portion of the security was pledged to cover margin
4.00%, 04/01/2045	1,500	1,598		requirements for futures contracts. At the end of the period, the value of
4.00%, 04/01/2045(i)	2,750	2,951		these securities totaled $250 or 0.08% of net assets.
4.50%, 09/15/2039	1,230	1,383	(k)	Security or a portion of the security was pledged to cover margin
4.50%, 01/20/2040	311	340		requirements for swap and/or swaption contracts. At the end of the period,
4.50%, 08/20/2040	623	681		the value of these securities totaled $773 or 0.24% of net assets.
4.50%, 10/20/2040	237	259
4.50%, 11/15/2040	269	301
5.00%, 02/15/2034	527	592
5.00%, 10/15/2034	188	211
5.00%, 10/20/2039	137	153
5.00%, 07/20/2040	60	66
5.00%, 09/20/2041	311	349
5.50%, 12/20/2033	257	292
5.50%, 05/20/2035	29	33
6.00%, 01/20/2029	48	57
6.00%, 07/20/2029	8	9
6.00%, 12/15/2033	39	45

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		28.52%
Financial		14.04%
Asset Backed Securities		13.22%
Government		11.17%
Communications		7.43%
Consumer, Non-cyclical		7.40%
Energy		6.67%
Consumer, Cyclical		5.00%
Exchange Traded Funds		4.10%
Industrial		3.86%
Basic Materials		3.01%
Utilities		2.76%
Technology		1.67%
Diversified		0.60%
Liabilities in Excess of Other Assets, Net		(9.45)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration			Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Notional Amount		Paid/(Received)	(Depreciation)	Asset	Liability
Barclays Bank PLC	CDX.EM.22 5 Y	(1.00)%	12/20/2019	$4,000		$274	$209	$483	$—
Total						$274	$209	$483	$—

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration			Premiums	Appreciation/
	Reference Entity	Fixed Rate	Date	Notional Amount		Paid/(Received)	(Depreciation)	Fair Value
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	$2,940		$(131)	$(110)		$(241)
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	2,646		(156)	(60)		(216)
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	4,900		(357)	(44)		(401)
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	4,606		(328)	(49)		(377)
Total						$(972)	$(263)		$(1,235)

Amounts in thousands

Futures Contracts

								Unrealized
Type		Long/Short	Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2015		Long	48	$6,091	$		6,187 $		96
US Long Bond; June 2015		Long	17	2,748			2,786		38
US Ultra Bond; June 2015		Long	32	5,338			5,436		98
Total							$		232

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 9.49%	Shares Held Value (000's)				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 9.49%
Goldman Sachs Financial Square Funds -	173,397,687	$173,398	Agriculture (continued)
Money Market Fund			Philip Morris International Inc	(continued)
			6.38%, 05/16/2038		$100	$132
TOTAL INVESTMENT COMPANIES		$173,398	Reynolds American Inc
	Principal		4.85%, 09/15/2023		350	387
BONDS- 34.91%	Amount (000's) Value (000's)					$5,020

Advertising - 0.02%			Airlines - 0.10%
Omnicom Group Inc			American Airlines 2011-1 Class A Pass
4.45%, 08/15/2020	$128	$141	Through Trust
Svensk Exportkredit AB			5.25%, 07/31/2022(b)		145	157
5.13%, 03/01/2017	218	236	American Airlines 2014-1 Class A Pass
		$377	Through Trust
			3.70%, 10/01/2026(b)		400	414
Aerospace & Defense - 0.35%			Continental Airlines 2010-1 Class A Pass
Boeing Capital Corp			Through Trust
4.70%, 10/27/2019	33	37	4.75%, 01/12/2021(b)		41	44
Boeing Co/The			Continental Airlines 2012-2 Class A Pass
3.75%, 11/20/2016	51	54	Through Trust
5.88%, 02/15/2040	154	209	4.00%, 04/29/2026(b)		189	198
7.95%, 08/15/2024	200	283	Delta Air Lines 2007-1 Class A Pass Through
Exelis Inc			Trust
4.25%, 10/01/2016	128	132	6.82%, 02/10/2024(b)		77	91
L-3 Communications Corp			Southwest Airlines Co
1.50%, 05/28/2017	250	248	2.75%, 11/06/2019		300	307
4.95%, 02/15/2021	277	306	UAL 2009-2A Pass Through Trust
Lockheed Martin Corp			9.75%, 01/15/2017(b)		123	136
2.13%, 09/15/2016	100	102	United Airlines 2014-2 Class A Pass Through
3.35%, 09/15/2021	102	108	Trust
3.60%, 03/01/2035	350	350	3.75%, 09/03/2026(b)		200	209
4.07%, 12/15/2042	47	49	US Airways 2013-1 Class A Pass Through
5.50%, 11/15/2039	220	275	Trust
6.15%, 09/01/2036	290	383	3.95%, 11/15/2025(b)		194	201
Northrop Grumman Corp						$1,757
1.75%, 06/01/2018	500	502
3.50%, 03/15/2021	277	292	Apparel - 0.02%
Raytheon Co			NIKE Inc
3.13%, 10/15/2020	77	81	2.25%, 05/01/2023		200	199
4.88%, 10/15/2040	154	179	3.63%, 05/01/2043		200	201
United Technologies Corp						$400
3.10%, 06/01/2022	1,950	2,029	Automobile Asset Backed Securities - 0.26%
4.50%, 04/15/2020	74	83	Ally Auto Receivables Trust 2012-4
4.50%, 06/01/2042	200	222	0.59%, 01/17/2017		42	42
5.38%, 12/15/2017	102	113	Ally Auto Receivables Trust 2013-2
5.70%, 04/15/2040	51	65	1.24%, 11/15/2018		500	500
6.13%, 07/15/2038	18	24	Americredit Automobile Receivables Trust
6.70%, 08/01/2028	175	239	2014-4
		$6,365	1.27%, 07/08/2019(a)		1,000	1,001
Agriculture - 0.27%			Carmax Auto Owner Trust 2013-2
Altria Group Inc			0.84%, 11/15/2018		300	299
4.00%, 01/31/2024	350	375	CarMax Auto Owner Trust 2013-4
4.75%, 05/05/2021	128	143	0.80%, 07/16/2018		500	500
5.38%, 01/31/2044	200	234	Fifth Third Auto Trust 2014-3
9.25%, 08/06/2019	126	162	1.47%, 05/17/2021(a)		500	501
9.95%, 11/10/2038	57	99	Honda Auto Receivables 2014-4 Owner
10.20%, 02/06/2039	68	120	Trust
Archer-Daniels-Midland Co			0.99%, 09/17/2018		500	501
4.48%, 03/01/2021(a)	128	143	Honda Auto Receivables Owner Trust 2014-
5.38%, 09/15/2035	892	1,101	3
Lorillard Tobacco Co			0.88%, 06/15/2018(a)		500	500
6.88%, 05/01/2020	500	596	Hyundai Auto Receivables Trust 2012-C
8.13%, 06/23/2019	36	44	1.06%, 06/15/2018		266	265
8.13%, 05/01/2040	25	36	Nissan Auto Receivables 2012-A Owner
Philip Morris International Inc			Trust
1.13%, 08/21/2017	100	100	1.00%, 07/16/2018		150	150
1.25%, 11/09/2017	500	503	World Omni Auto Receivables Trust 2013-B
2.50%, 05/16/2016	128	131	1.32%, 01/15/2020(a)		515	517
2.90%, 11/15/2021	51	52				$4,776
4.38%, 11/15/2041	51	54	Automobile Manufacturers - 0.34%
4.50%, 03/26/2020	131	146	American Honda Finance Corp
4.50%, 03/20/2042	400	434	1.55%, 12/11/2017		350	353
5.65%, 05/16/2018	25	28

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Daimler Finance North America LLC			Bank of Montreal (continued)
8.50%, 01/18/2031	$102	$162	1.45%, 04/09/2018	$300	$300
Ford Motor Co			2.50%, 01/11/2017	228	234
4.75%, 01/15/2043	400	437	Bank of New York Mellon Corp/The
7.45%, 07/16/2031	100	138	2.10%, 08/01/2018	300	305
Ford Motor Credit Co LLC			2.20%, 05/15/2019	500	508
1.50%, 01/17/2017	500	501	3.55%, 09/23/2021	51	54
2.15%, 01/09/2018	500	506	5.50%, 12/01/2017	32	35
3.98%, 06/15/2016	300	309	Bank of Nova Scotia/The
4.25%, 02/03/2017	200	210	1.10%, 12/13/2016	750	753
4.25%, 09/20/2022	200	216	1.45%, 04/25/2018	300	299
4.38%, 08/06/2023	350	378	Barclays Bank PLC
5.00%, 05/15/2018	200	218	5.13%, 01/08/2020	750	852
5.88%, 08/02/2021	200	235	5.14%, 10/14/2020	1,000	1,111
PACCAR Financial Corp			6.75%, 05/22/2019	200	237
1.40%, 11/17/2017	320	323	BB&T Corp
Toyota Motor Credit Corp			1.60%, 08/15/2017	200	201
1.13%, 05/16/2017	500	501	3.95%, 04/29/2016	29	30
1.25%, 10/05/2017	400	401	6.85%, 04/30/2019	18	21
2.05%, 01/12/2017	77	79	BNP Paribas SA
2.13%, 07/18/2019	500	508	2.38%, 09/14/2017	200	204
2.15%, 03/12/2020	500	505	2.40%, 12/12/2018	750	765
2.63%, 01/10/2023	100	101	4.25%, 10/15/2024	750	772
3.30%, 01/12/2022	77	82	5.00%, 01/15/2021	77	87
		$6,163	BPCE SA
			1.61%, 07/25/2017	750	754
Automobile Parts & Equipment - 0.05%			4.00%, 04/15/2024	250	267
BorgWarner Inc			Branch Banking & Trust Co
3.38%, 03/15/2025	500	515	1.45%, 10/03/2016	200	202
Johnson Controls Inc			2.30%, 10/15/2018	750	767
1.40%, 11/02/2017	200	199	Canadian Imperial Bank of
3.75%, 12/01/2021	77	82	Commerce/Canada
5.00%, 03/30/2020	64	71	1.35%, 07/18/2016	300	303
5.25%, 12/01/2041	128	146	Capital One Financial Corp
		$1,013	2.45%, 04/24/2019	250	253
Banks- 5.52%			3.20%, 02/05/2025	400	397
Abbey National Treasury Services			3.50%, 06/15/2023	84	86
PLC/London			Capital One NA/Mclean VA
2.38%, 03/16/2020	750	755	1.50%, 09/05/2017	500	499
3.05%, 08/23/2018	500	521	Citigroup Inc
Associated Banc-Corp			1.30%, 11/15/2016	250	250
4.25%, 01/15/2025	500	507	1.55%, 08/14/2017	750	751
Australia & New Zealand Banking Group			2.40%, 02/18/2020	200	201
Ltd/New York NY			3.50%, 05/15/2023	600	598
1.25%, 06/13/2017	400	401	3.75%, 06/16/2024	500	523
1.50%, 01/16/2018	500	501	4.05%, 07/30/2022	200	210
Bank of America Corp			4.30%, 11/20/2026	500	517
1.35%, 11/21/2016	500	500	4.45%, 01/10/2017	154	162
2.00%, 01/11/2018	500	504	4.50%, 01/14/2022	454	501
2.60%, 01/15/2019	750	763	5.50%, 09/13/2025	300	340
3.30%, 01/11/2023	300	304	5.88%, 01/30/2042	328	418
3.88%, 03/22/2017	200	209	6.00%, 10/31/2033	115	136
4.13%, 01/22/2024	1,000	1,071	6.13%, 11/21/2017	328	364
4.88%, 04/01/2044	500	563	6.13%, 05/15/2018	300	338
5.42%, 03/15/2017	201	215	6.63%, 06/15/2032	112	140
5.63%, 07/01/2020	380	438	8.13%, 07/15/2039	228	359
5.65%, 05/01/2018	455	505	8.50%, 05/22/2019	728	907
5.70%, 01/24/2022	580	678	Citizens Bank NA/Providence RI
5.88%, 02/07/2042	228	290	1.60%, 12/04/2017	500	502
6.00%, 09/01/2017	265	292	Commonwealth Bank of Australia/New York
6.05%, 05/16/2016	224	235	NY
6.11%, 01/29/2037	450	548	1.13%, 03/13/2017	500	501
6.50%, 08/01/2016	890	950	2.30%, 03/12/2020	750	757
6.88%, 04/25/2018	205	235	2.50%, 09/20/2018	200	206
7.63%, 06/01/2019	300	362	Cooperatieve Centrale Raiffeisen-
Bank of America NA			Boerenleenbank BA/Netherlands
1.13%, 11/14/2016	300	300	3.38%, 01/19/2017	128	133
1.25%, 02/14/2017	350	351	3.88%, 02/08/2022	328	353
6.10%, 06/15/2017	1,000	1,096	3.95%, 11/09/2022	300	311
Bank of Montreal			4.50%, 01/11/2021	51	57
1.30%, 07/14/2017	750	752	5.25%, 05/24/2041	500	607

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Cooperatieve Centrale Raiffeisen-			KFW
Boerenleenbank BA/NY			0.50%, 09/15/2016	$500	$500
2.25%, 01/14/2020	$300	$303	0.63%, 12/15/2016	2,250	2,251
Credit Suisse Group Funding Guernsey Ltd			0.75%, 03/17/2017	1,350	1,351
3.75%, 03/26/2025(c)	750	759	1.00%, 01/26/2018	500	501
Credit Suisse/New York NY			1.25%, 02/15/2017	257	260
1.38%, 05/26/2017	1,300	1,302	1.75%, 10/15/2019	750	761
3.63%, 09/09/2024	400	413	1.88%, 04/01/2019	250	255
5.40%, 01/14/2020	200	225	2.63%, 01/25/2022	1,257	1,326
Deutsche Bank AG/London			2.75%, 09/08/2020	300	318
1.40%, 02/13/2017	500	500	4.00%, 01/27/2020	847	946
1.88%, 02/13/2018	200	200	4.38%, 03/15/2018	295	324
6.00%, 09/01/2017	344	379	4.50%, 07/16/2018	102	113
Discover Bank/Greenwood DE			4.88%, 01/17/2017	500	537
2.00%, 02/21/2018	200	200	4.88%, 06/17/2019	282	322
4.25%, 03/13/2026	500	530	Korea Development Bank/The
Fifth Third Bancorp			2.50%, 03/11/2020	500	509
5.45%, 01/15/2017	51	55	2.88%, 08/22/2018	350	361
8.25%, 03/01/2038	385	578	Landwirtschaftliche Rentenbank
Goldman Sachs Group Inc/The			0.88%, 09/12/2017	200	200
3.50%, 01/23/2025	1,000	1,018	1.75%, 04/15/2019	350	356
4.00%, 03/03/2024	500	528	2.00%, 01/13/2025	300	299
5.25%, 07/27/2021	502	571	2.38%, 09/13/2017	200	207
5.38%, 03/15/2020	500	567	5.00%, 11/08/2016	102	109
5.63%, 01/15/2017	282	302	Lloyds Bank PLC
5.75%, 01/24/2022	228	266	1.75%, 03/16/2018	750	754
6.13%, 02/15/2033	750	957	2.35%, 09/05/2019	400	405
6.15%, 04/01/2018	821	923	6.38%, 01/21/2021	51	62
6.25%, 02/01/2041	700	912	Manufacturers & Traders Trust Co
6.45%, 05/01/2036	351	439	2.10%, 02/06/2020	200	200
HSBC Holdings PLC			Morgan Stanley
4.00%, 03/30/2022	128	138	3.75%, 02/25/2023	200	209
4.25%, 03/14/2024	500	525	3.80%, 04/29/2016	278	286
5.10%, 04/05/2021	228	260	4.75%, 03/22/2017	400	426
6.10%, 01/14/2042	154	204	5.00%, 11/24/2025	500	552
6.50%, 05/02/2036	400	506	5.63%, 09/23/2019	1,321	1,504
6.50%, 09/15/2037	500	638	5.75%, 10/18/2016	590	629
HSBC USA Inc			5.75%, 01/25/2021	1,050	1,226
1.50%, 11/13/2017	400	402	6.25%, 08/28/2017	375	414
1.63%, 01/16/2018	300	300	6.38%, 07/24/2042	600	800
2.63%, 09/24/2018	200	206	7.25%, 04/01/2032	1,165	1,623
Industrial & Commercial Bank of China			MUFG Capital Finance 1 Ltd
Ltd/New York			6.35%, 07/29/2049(a)	1,000	1,053
2.35%, 11/13/2017	400	403	MUFG Union Bank NA
Intesa Sanpaolo SpA			2.25%, 05/06/2019	400	405
2.38%, 01/13/2017	500	506	National Australia Bank Ltd/New York
JP Morgan Chase & Co			1.30%, 07/25/2016	400	403
1.35%, 02/15/2017	350	351	2.30%, 07/25/2018	400	409
1.63%, 05/15/2018	300	299	Northern Trust Corp
3.13%, 01/23/2025	1,000	1,003	3.95%, 10/30/2025	500	537
3.20%, 01/25/2023	1,000	1,017	Oesterreichische Kontrollbank AG
3.25%, 09/23/2022	300	307	1.38%, 02/10/2020	250	249
3.38%, 05/01/2023	400	403	2.00%, 06/03/2016	400	407
3.88%, 09/10/2024	500	513	PNC Bank NA
4.40%, 07/22/2020	162	178	1.30%, 10/03/2016	350	352
4.50%, 01/24/2022	257	284	2.25%, 07/02/2019	1,000	1,014
4.63%, 05/10/2021	257	287	3.80%, 07/25/2023	400	424
4.95%, 03/25/2020	57	64	PNC Funding Corp
5.40%, 01/06/2042	102	122	2.70%, 09/19/2016	228	233
5.60%, 07/15/2041	154	188	4.38%, 08/11/2020	51	57
5.63%, 08/16/2043	350	420	5.13%, 02/08/2020	25	29
6.30%, 04/23/2019	800	929	5.63%, 02/01/2017	102	110
6.40%, 05/15/2038	200	268	6.70%, 06/10/2019	25	30
JP Morgan Chase Bank NA			Royal Bank of Canada
6.00%, 10/01/2017	1,000	1,107	1.25%, 06/16/2017	400	401
KeyBank NA/Cleveland OH			2.15%, 03/06/2020	750	755
2.25%, 03/16/2020	200	201	2.20%, 07/27/2018	400	408
2.50%, 12/15/2019	500	510	2.88%, 04/19/2016	251	256
KeyCorp			Royal Bank of Scotland PLC/The
5.10%, 03/24/2021	102	116	5.63%, 08/24/2020	167	194

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Santander Bank NA			Coca-Cola Co/The (continued)
2.00%, 01/12/2018	$300	$301	1.65%, 03/14/2018	$200	$203
Societe Generale SA			1.80%, 09/01/2016	77	78
2.63%, 10/01/2018	300	308	3.15%, 11/15/2020	528	561
State Street Corp			Coca-Cola Femsa SAB de CV
3.10%, 05/15/2023	300	303	2.38%, 11/26/2018	400	409
5.38%, 04/30/2017	18	20	Diageo Capital PLC
Sumitomo Mitsui Banking Corp			1.50%, 05/11/2017	200	202
1.45%, 07/19/2016	300	302	4.83%, 07/15/2020	51	58
1.75%, 01/16/2018	300	301	5.88%, 09/30/2036	219	280
2.50%, 07/19/2018	300	307	Diageo Investment Corp
3.20%, 07/18/2022	100	102	2.88%, 05/11/2022	200	204
SunTrust Bank/Atlanta GA			Dr Pepper Snapple Group Inc
2.75%, 05/01/2023	200	199	2.60%, 01/15/2019	277	284
SunTrust Banks Inc			Pepsi Bottling Group Inc/The
3.60%, 04/15/2016	102	105	7.00%, 03/01/2029	300	421
Svenska Handelsbanken AB			PepsiCo Inc
2.25%, 06/17/2019	500	507	2.50%, 05/10/2016	51	52
Toronto-Dominion Bank/The			2.75%, 03/05/2022	128	131
1.13%, 05/02/2017	215	216	3.13%, 11/01/2020	128	136
1.63%, 03/13/2018	750	756	4.25%, 10/22/2044	500	533
2.38%, 10/19/2016	180	185	4.50%, 01/15/2020	51	57
2.63%, 09/10/2018	350	362	4.88%, 11/01/2040	128	148
UBS AG/Stamford CT			5.00%, 06/01/2018	300	332
1.38%, 08/14/2017	500	500	5.50%, 01/15/2040	51	64
4.88%, 08/04/2020	200	227	7.90%, 11/01/2018	158	192
5.88%, 12/20/2017	150	167			$7,809
US Bancorp/MN
1.65%, 05/15/2017	205	208	Biotechnology - 0.29%
2.95%, 07/15/2022	200	203	Amgen Inc
3.00%, 03/15/2022	128	133	1.25%, 05/22/2017	1,000	999
4.13%, 05/24/2021	77	85	2.13%, 05/15/2017	85	87
US Bank NA/Cincinnati OH			2.50%, 11/15/2016	600	614
1.10%, 01/30/2017	500	502	4.10%, 06/15/2021	501	543
Wachovia Corp			5.15%, 11/15/2041	77	89
5.75%, 02/01/2018	280	313	5.38%, 05/15/2043	600	716
Wells Fargo & Co			5.70%, 02/01/2019	12	14
1.15%, 06/02/2017	650	650	5.75%, 03/15/2040	25	30
1.25%, 07/20/2016	510	513	5.85%, 06/01/2017	279	306
1.50%, 01/16/2018	300	301	6.40%, 02/01/2039	262	340
2.10%, 05/08/2017	450	460	6.90%, 06/01/2038	90	124
2.13%, 04/22/2019	1,000	1,012	Celgene Corp
3.45%, 02/13/2023	200	205	2.30%, 08/15/2018	110	112
3.50%, 03/08/2022	180	191	4.63%, 05/15/2044	350	372
3.68%, 06/15/2016(a)	377	390	Gilead Sciences Inc
4.60%, 04/01/2021	102	115	4.40%, 12/01/2021	77	86
5.38%, 02/07/2035	500	613	4.50%, 02/01/2045	300	331
Wells Fargo Bank NA			4.80%, 04/01/2044	500	576
5.95%, 08/26/2036	750	970			$5,339
6.60%, 01/15/2038	250	353	Building Materials - 0.06%
Wells Fargo Capital X			Owens Corning
5.95%, 12/15/2036	200	207	4.20%, 12/15/2022	1,000	1,044
Westpac Banking Corp
1.20%, 05/19/2017	500	501
4.88%, 11/19/2019	225	253	Chemicals - 0.48%
		$100,834	Airgas Inc
			2.38%, 02/15/2020	200	200
Beverages - 0.43%			2.95%, 06/15/2016	77	79
Anheuser-Busch Cos LLC			Albemarle Corp
5.50%, 01/15/2018	90	100	5.45%, 12/01/2044	150	162
6.50%, 02/01/2043	500	694	CF Industries Inc
Anheuser-Busch InBev Worldwide Inc			5.15%, 03/15/2034	500	548
2.50%, 07/15/2022	300	296	6.88%, 05/01/2018	100	114
3.75%, 07/15/2042	100	98	7.13%, 05/01/2020	100	120
5.00%, 04/15/2020	38	43	Dow Chemical Co/The
5.38%, 01/15/2020	68	78	4.13%, 11/15/2021	201	218
6.38%, 01/15/2040	251	329	4.38%, 11/15/2042	200	201
6.88%, 11/15/2019	551	668	7.38%, 11/01/2029	350	475
7.75%, 01/15/2019	478	578	8.55%, 05/15/2019	144	180
8.20%, 01/15/2039	51	80	9.40%, 05/15/2039	51	84
Coca-Cola Co/The			Eastman Chemical Co
1.15%, 04/01/2018	500	500	2.70%, 01/15/2020	400	406

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Computers (continued)
Eastman Chemical Co	(continued)			EMC Corp/MA
3.60%, 08/15/2022		$100	$104	1.88%, 06/01/2018	$500	$506
4.50%, 01/15/2021		51	56	Hewlett-Packard Co
4.80%, 09/01/2042		100	104	2.60%, 09/15/2017	154	158
Ecolab Inc				2.65%, 06/01/2016	200	204
1.45%, 12/08/2017		300	300	3.00%, 09/15/2016	128	131
4.35%, 12/08/2021		102	112	3.75%, 12/01/2020	750	788
5.50%, 12/08/2041		307	374	4.65%, 12/09/2021	180	197
EI du Pont de Nemours & Co				6.00%, 09/15/2041	154	171
2.75%, 04/01/2016		77	79	International Business Machines Corp
2.80%, 02/15/2023		200	200	0.45%, 05/06/2016	200	200
4.15%, 02/15/2043		100	103	1.25%, 02/08/2018	500	502
4.25%, 04/01/2021		177	195	1.63%, 05/15/2020	700	691
4.63%, 01/15/2020		25	28	5.60%, 11/30/2039	92	113
6.00%, 07/15/2018		200	228	5.70%, 09/14/2017	180	200
LyondellBasell Industries NV				5.88%, 11/29/2032	200	254
5.00%, 04/15/2019		300	331	6.22%, 08/01/2027	351	453
5.75%, 04/15/2024		100	118	Seagate HDD Cayman
Methanex Corp				4.75%, 06/01/2023	500	525
3.25%, 12/15/2019		300	307			$8,381
Monsanto Co
1.85%, 11/15/2018		280	283	Consumer Products - 0.04%
4.20%, 07/15/2034		448	480	Avery Dennison Corp
5.88%, 04/15/2038		317	398	5.38%, 04/15/2020	25	28
Mosaic Co/The				Clorox Co/The
4.25%, 11/15/2023		146	156	3.80%, 11/15/2021	128	138
Potash Corp of Saskatchewan Inc				Kimberly-Clark Corp
3.63%, 03/15/2024		500	527	2.40%, 03/01/2022	257	257
4.88%, 03/30/2020		51	57	2.40%, 06/01/2023	150	148
PPG Industries Inc				3.70%, 06/01/2043	150	153
3.60%, 11/15/2020		251	265	7.50%, 11/01/2018	18	22
Praxair Inc						$746
2.20%, 08/15/2022		300	292	Cosmetics & Personal Care - 0.09%
Rockwood Specialties Group Inc				Colgate-Palmolive Co
4.63%, 10/15/2020		300	312	2.95%, 11/01/2020	154	162
Sigma-Aldrich Corp				Procter & Gamble Co/The
3.38%, 11/01/2020		330	345	2.30%, 02/06/2022	411	416
Valspar Corp/The				3.10%, 08/15/2023	350	368
4.40%, 02/01/2045		300	302	4.70%, 02/15/2019	177	198
			$8,843	5.50%, 02/01/2034	350	457
Commercial Services - 0.14%						$1,601
CDK Global Inc				Credit Card Asset Backed Securities - 0.26%
3.30%, 10/15/2019(c)		500	504	Capital One Multi-Asset Execution Trust
Lender Processing Services Inc / Black Knight				5.75%, 07/15/2020	476	528
Lending Solutions Inc				Chase Issuance Trust
5.75%, 04/15/2023		300	318	0.54%, 10/16/2017(a)	650	650
Massachusetts Institute of Technology				Citibank Credit Card Issuance Trust
4.68%, 07/01/2114		250	298	1.02%, 02/22/2019(a)	600	600
MasterCard Inc				1.11%, 07/23/2018	500	502
2.00%, 04/01/2019		300	306	2.68%, 06/07/2023(a)	1,000	1,026
McGraw Hill Financial Inc				2.88%, 01/23/2023	500	520
6.55%, 11/15/2037		51	57	Discover Card Execution Note Trust
Moody's Corp				0.69%, 08/15/2018	1,000	1,000
5.25%, 07/15/2044		500	568			$4,826
Western Union Co/The
5.25%, 04/01/2020		25	28	Diversified Financial Services - 0.97%
Yale University				Air Lease Corp
2.09%, 04/15/2019		400	409	3.38%, 01/15/2019	400	408
			$2,488	American Express Co
				2.65%, 12/02/2022	400	398
Computers - 0.46%				3.63%, 12/05/2024	500	513
Apple Inc				6.15%, 08/28/2017	128	142
1.00%, 05/03/2018		300	298	7.00%, 03/19/2018	282	326
1.05%, 05/05/2017		1,000	1,005	American Express Credit Corp
2.40%, 05/03/2023		300	296	1.55%, 09/22/2017	400	403
2.85%, 05/06/2021		500	521	2.25%, 08/15/2019	500	507
3.45%, 05/06/2024		400	425	2.80%, 09/19/2016	435	447
3.85%, 05/04/2043		300	305	Ameriprise Financial Inc
Computer Sciences Corp				4.00%, 10/15/2023	200	216
4.45%, 09/15/2022		100	104	7.30%, 06/28/2019	600	725
6.50%, 03/15/2018		302	334

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Bear Stearns Cos LLC/The			Berkshire Hathaway Energy Co
5.55%, 01/22/2017	$51	$55	2.00%, 11/15/2018	$750	$756
6.40%, 10/02/2017	328	366	3.75%, 11/15/2023	1,000	1,066
7.25%, 02/01/2018	444	511	6.13%, 04/01/2036	156	203
BlackRock Inc			CMS Energy Corp
3.38%, 06/01/2022	200	210	5.05%, 03/15/2022	500	572
3.50%, 03/18/2024	500	529	Commonwealth Edison Co
5.00%, 12/10/2019	25	28	4.00%, 08/01/2020	10	11
Capital One Bank USA NA			5.80%, 03/15/2018	212	239
1.15%, 11/21/2016	200	200	5.88%, 02/01/2033	300	393
2.30%, 06/05/2019	400	401	Consolidated Edison Co of New York Inc
3.38%, 02/15/2023	300	304	4.20%, 03/15/2042	128	137
Charles Schwab Corp/The			5.50%, 12/01/2039	400	509
2.20%, 07/25/2018	300	306	5.85%, 03/15/2036	51	66
CME Group Inc/IL			6.65%, 04/01/2019	51	60
3.00%, 03/15/2025	500	505	6.75%, 04/01/2038	125	178
5.30%, 09/15/2043	200	247	Consumers Energy Co
Countrywide Financial Corp			3.13%, 08/31/2024	500	517
6.25%, 05/15/2016	56	59	Dominion Resources Inc/VA
Credit Suisse USA Inc			4.70%, 12/01/2044	300	334
7.13%, 07/15/2032	300	422	4.90%, 08/01/2041	77	87
GE Capital Trust I			DTE Electric Co
6.38%, 11/15/2067	15	16	3.45%, 10/01/2020	405	432
General Electric Capital Corp			DTE Energy Co
2.30%, 04/27/2017	257	264	3.50%, 06/01/2024	500	519
2.30%, 01/14/2019	500	512	Duke Energy Carolinas LLC
4.63%, 01/07/2021	77	87	3.75%, 06/01/2045	500	514
5.30%, 02/11/2021	308	356	3.90%, 06/15/2021	410	452
5.38%, 10/20/2016	554	592	4.00%, 09/30/2042	100	106
5.50%, 01/08/2020	295	342	5.30%, 02/15/2040	12	15
5.63%, 09/15/2017	154	170	Duke Energy Corp
5.63%, 05/01/2018	300	337	3.75%, 04/15/2024	500	535
5.88%, 01/14/2038	266	344	Duke Energy Florida Inc
6.00%, 08/07/2019	181	211	4.55%, 04/01/2020	77	86
6.15%, 08/07/2037	155	206	5.65%, 06/15/2018	128	145
6.38%, 11/15/2067(a)	300	326	5.65%, 04/01/2040	25	33
6.75%, 03/15/2032	881	1,219	6.40%, 06/15/2038	66	94
6.88%, 01/10/2039	1,000	1,439	Duke Energy Indiana Inc
HSBC Finance Corp			3.75%, 07/15/2020	37	40
6.68%, 01/15/2021	349	414	4.20%, 03/15/2042	128	139
Jefferies Group LLC			6.12%, 10/15/2035	77	103
6.50%, 01/20/2043	200	199	6.45%, 04/01/2039	300	429
6.88%, 04/15/2021	27	31	Duke Energy Ohio Inc
8.50%, 07/15/2019	12	14	5.45%, 04/01/2019	128	146
Murray Street Investment Trust I			Duke Energy Progress Inc
4.65%, 03/09/2017(a)	257	272	4.15%, 12/01/2044	300	328
NASDAQ OMX Group Inc/The			Entergy Arkansas Inc
4.25%, 06/01/2024	350	368	3.70%, 06/01/2024	500	535
National Rural Utilities Cooperative Finance			3.75%, 02/15/2021	25	27
Corp			Entergy Corp
3.05%, 02/15/2022	102	105	4.70%, 01/15/2017	128	135
5.45%, 04/10/2017	400	435	5.13%, 09/15/2020	89	99
10.38%, 11/01/2018	218	282	Exelon Generation Co LLC
Nomura Holdings Inc			5.20%, 10/01/2019	102	114
2.75%, 03/19/2019	500	512	6.25%, 10/01/2039	344	416
6.70%, 03/04/2020	129	154	FirstEnergy Solutions Corp
Synchrony Financial			6.80%, 08/15/2039	101	108
4.25%, 08/15/2024	300	314	Florida Power & Light Co
		$17,749	4.05%, 10/01/2044	500	543
			5.13%, 06/01/2041	154	193
Electric - 1.76%			5.63%, 04/01/2034	25	32
Ameren Illinois Co			5.69%, 03/01/2040	48	64
2.70%, 09/01/2022	300	304	Georgia Power Co
Appalachian Power Co			3.00%, 04/15/2016	77	79
6.70%, 08/15/2037	277	380	4.25%, 12/01/2019	77	85
7.00%, 04/01/2038	120	171	4.30%, 03/15/2042	228	247
Arizona Public Service Co			Great Plains Energy Inc
3.35%, 06/15/2024	200	211	4.85%, 06/01/2021	77	86
4.50%, 04/01/2042	77	87	Hydro-Quebec
Baltimore Gas & Electric Co			1.38%, 06/19/2017	300	303
5.90%, 10/01/2016	69	74	8.05%, 07/07/2024	102	145

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Iberdrola International BV			Public Service Co of New Mexico
6.75%, 07/15/2036	$128	$168	7.95%, 05/15/2018	$154	$181
Interstate Power & Light Co			Public Service Electric & Gas Co
3.25%, 12/01/2024	400	411	3.50%, 08/15/2020	73	78
LG&E and KU Energy LLC			3.65%, 09/01/2042	200	204
3.75%, 11/15/2020	77	81	Puget Sound Energy Inc
Louisville Gas & Electric Co			4.43%, 11/15/2041	77	87
5.13%, 11/15/2040	51	65	5.80%, 03/15/2040	351	471
MidAmerican Energy Co			San Diego Gas & Electric Co
3.50%, 10/15/2024	750	801	1.91%, 02/01/2022	500	503
Mississippi Power Co			5.35%, 05/15/2040	84	109
4.25%, 03/15/2042	100	103	South Carolina Electric & Gas Co
Nevada Power Co			5.45%, 02/01/2041	77	96
5.45%, 05/15/2041	150	191	Southern California Edison Co
6.50%, 05/15/2018	77	88	1.13%, 05/01/2017	250	251
6.65%, 04/01/2036	400	565	2.40%, 02/01/2022	300	301
7.13%, 03/15/2019	12	14	4.05%, 03/15/2042	318	341
NextEra Energy Capital Holdings Inc			5.50%, 03/15/2040	102	132
4.50%, 06/01/2021	351	388	5.95%, 02/01/2038	117	157
NiSource Finance Corp			Southern Co/The
5.25%, 09/15/2017	70	77	2.15%, 09/01/2019	500	503
5.95%, 06/15/2041	525	676	Southern Power Co
6.40%, 03/15/2018	215	244	5.25%, 07/15/2043	200	233
Northern States Power Co/MN			Southwestern Electric Power Co
5.25%, 03/01/2018	41	46	6.20%, 03/15/2040	51	68
5.35%, 11/01/2039	82	106	6.45%, 01/15/2019	125	146
NorthWestern Corp			Tampa Electric Co
4.18%, 11/15/2044	300	327	4.35%, 05/15/2044	200	223
NSTAR Electric Co			TransAlta Corp
2.38%, 10/15/2022	750	739	6.50%, 03/15/2040	25	25
Oglethorpe Power Corp			Union Electric Co
4.20%, 12/01/2042	250	255	3.50%, 04/15/2024	500	537
Ohio Edison Co			6.40%, 06/15/2017	77	85
8.25%, 10/15/2038	119	195	Virginia Electric & Power Co
Ohio Power Co			2.75%, 03/15/2023	500	506
6.00%, 06/01/2016	181	191	4.65%, 08/15/2043	250	291
Oklahoma Gas & Electric Co			6.00%, 05/15/2037	77	103
4.00%, 12/15/2044	200	212	8.88%, 11/15/2038	10	17
Oncor Electric Delivery Co LLC			Westar Energy Inc
5.00%, 09/30/2017	400	437	5.10%, 07/15/2020	167	191
5.25%, 09/30/2040	51	62	Wisconsin Power & Light Co
6.80%, 09/01/2018	374	437	4.10%, 10/15/2044	400	434
7.25%, 01/15/2033	300	433			$32,102
Pacific Gas & Electric Co
3.25%, 06/15/2023	1,000	1,034	Electrical Components & Equipment - 0.01%
3.50%, 10/01/2020	25	26	Emerson Electric Co
4.45%, 04/15/2042	102	112	2.63%, 02/15/2023	100	101
5.40%, 01/15/2040	128	158	4.88%, 10/15/2019	25	28
6.05%, 03/01/2034	452	591			$129
PacifiCorp			Electronics - 0.16%
5.65%, 07/15/2018	70	79	Arrow Electronics Inc
6.25%, 10/15/2037	92	126	3.00%, 03/01/2018	300	308
PECO Energy Co			4.50%, 03/01/2023	200	209
2.38%, 09/15/2022	100	99	Corning Inc
4.80%, 10/15/2043	250	297	4.75%, 03/15/2042	102	111
PPL Capital Funding Inc			Honeywell International Inc
3.40%, 06/01/2023	300	311	3.35%, 12/01/2023	265	280
4.70%, 06/01/2043	100	111	5.30%, 03/01/2018	128	143
PPL Electric Utilities Corp			5.38%, 03/01/2041	77	99
2.50%, 09/01/2022	200	199	5.70%, 03/15/2037	12	16
Progress Energy Inc			Jabil Circuit Inc
3.15%, 04/01/2022	128	132	4.70%, 09/15/2022	100	103
7.75%, 03/01/2031	136	197	Keysight Technologies Inc
PSEG Power LLC			3.30%, 10/30/2019(c)	500	504
2.45%, 11/15/2018	180	182	Koninklijke Philips NV
2.75%, 09/15/2016	77	79	5.00%, 03/15/2042	128	143
5.13%, 04/15/2020	300	336	5.75%, 03/11/2018	10	11
Public Service Co of Colorado			Thermo Fisher Scientific Inc
3.95%, 03/15/2043	100	109	1.85%, 01/15/2018	476	478
4.75%, 08/15/2041	550	657	2.40%, 02/01/2019	500	507

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Electronics (continued)					Finance - Mortgage Loan/Banker (continued)
Thermo Fisher Scientific Inc	(continued)				Federal Home Loan Banks	(continued)
4.70%, 05/01/2020		$51	$56		1.38%, 03/09/2018		$1,000	$1,012
			$2,968		1.50%, 02/28/2017		1,000	1,005
					1.63%, 04/28/2017		100	100
Engineering & Construction - 0.00%					1.63%, 06/14/2019		500	506
ABB Finance USA Inc					1.75%, 12/14/2018		2,000	2,041
2.88%, 05/08/2022		100	102		4.75%, 12/16/2016		60	64
					4.88%, 05/17/2017		320	348
Environmental Control - 0.08%					5.00%, 11/17/2017		690	764
Republic Services Inc					5.38%, 05/18/2016		575	607
4.75%, 05/15/2023		51	57		5.38%, 09/30/2022		500	614
5.25%, 11/15/2021		200	230		5.50%, 07/15/2036		180	252
5.50%, 09/15/2019		104	118		5.63%, 06/11/2021		150	184
6.20%, 03/01/2040		809	1,074		Freddie Mac
			$1,479		0.50%, 05/13/2016		1,000	1,001
					0.50%, 01/27/2017		1,000	998
Federal & Federally Sponsored Credit - 0.01%					0.75%, 01/12/2018		500	499
Federal Farm Credit Banks					0.88%, 10/14/2016		1,000	1,006
0.54%, 11/07/2016		200	200		0.88%, 02/22/2017		1,000	1,005
					0.88%, 03/07/2018		500	499
Finance - Mortgage Loan/Banker - 3.26%					0.90%, 01/09/2017		500	500
Fannie Mae					1.00%, 03/08/2017		1,500	1,511
0.00%, 06/01/2017(d)		154	151		1.00%, 07/28/2017		750	756
0.00%, 10/09/2019(d)		1,390	1,277		1.00%, 09/29/2017		1,200	1,204
0.63%, 08/26/2016		1,000	1,003		1.02%, 04/30/2018		775	771
0.75%, 04/20/2017		1,500	1,503		1.20%, 06/12/2018		640	639
0.88%, 08/28/2017		500	501		1.25%, 05/12/2017		257	260
0.88%, 10/26/2017		1,000	1,001		1.25%, 12/05/2017		1,800	1,802
0.88%, 12/20/2017		800	800		1.25%, 08/01/2019		500	499
0.88%, 12/27/2017		450	450		1.25%, 10/02/2019		1,000	992
0.88%, 02/08/2018		1,000	999		1.38%, 05/01/2020		1,000	993
0.88%, 05/21/2018		1,500	1,496		1.40%, 08/22/2019		500	500
0.95%, 08/23/2017		700	699		2.00%, 08/25/2016		500	511
1.00%, 09/27/2017		300	301		2.38%, 01/13/2022		1,257	1,300
1.00%, 12/28/2017		500	499		2.50%, 05/27/2016		180	184
1.00%, 04/30/2018		575	572		3.00%, 01/18/2028		205	201
1.07%, 07/28/2017		675	678		3.75%, 03/27/2019		1,052	1,154
1.07%, 09/27/2017		300	299		4.88%, 06/13/2018		212	238
1.13%, 04/27/2017		500	504		5.00%, 02/16/2017		102	110
1.13%, 03/28/2018		200	199		5.00%, 04/18/2017		257	280
1.15%, 02/28/2018		400	399		5.13%, 10/18/2016		500	536
1.25%, 09/28/2016		321	325		5.13%, 11/17/2017		180	200
1.25%, 01/30/2017		1,192	1,206		5.25%, 04/18/2016		180	189
1.38%, 11/15/2016		257	261		5.50%, 07/18/2016		321	342
1.55%, 10/29/2019		250	249		5.50%, 08/23/2017		231	257
1.63%, 11/27/2018		750	762		6.25%, 07/15/2032		231	343
1.63%, 01/21/2020		1,000	1,007		6.75%, 03/15/2031		577	881
1.75%, 09/12/2019		300	305					$59,512
1.75%, 11/26/2019		750	761	Food	- 0.51%
1.88%, 09/18/2018		1,300	1,333		Campbell Soup Co
2.38%, 04/11/2016		180	184		3.05%, 07/15/2017		128	133
2.63%, 09/06/2024		750	777		3.30%, 03/19/2025		300	305
5.00%, 02/13/2017		64	69		4.25%, 04/15/2021		51	56
5.00%, 05/11/2017		64	70		ConAgra Foods Inc
5.25%, 09/15/2016		701	749		3.20%, 01/25/2023		724	713
5.38%, 06/12/2017		321	353		3.25%, 09/15/2022		100	100
5.63%, 07/15/2037		200	287		4.65%, 01/25/2043		66	66
6.00%, 04/18/2036		51	54		Delhaize Group SA
6.63%, 11/15/2030		602	906		5.70%, 10/01/2040		102	113
7.13%, 01/15/2030		199	309		General Mills Inc
7.25%, 05/15/2030		780	1,237		3.15%, 12/15/2021		77	80
Federal Home Loan Banks					5.65%, 02/15/2019		75	85
0.38%, 06/24/2016		800	800		5.70%, 02/15/2017		500	542
0.50%, 09/28/2016		300	300		JM Smucker Co/The
0.63%, 11/23/2016		750	751		1.75%, 03/15/2018(c)		300	302
0.63%, 12/28/2016		1,200	1,201		4.38%, 03/15/2045(c)		400	417
0.88%, 05/24/2017		250	251		Kellogg Co
1.00%, 06/21/2017		500	503		1.75%, 05/17/2017		1,000	1,010
1.13%, 12/08/2017		750	754		4.00%, 12/15/2020		112	121
1.25%, 02/28/2018		260	260		4.15%, 11/15/2019		300	325
1.30%, 06/05/2018		500	499

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Food (continued)			Healthcare - Products (continued)
	Kraft Foods Group Inc			Becton Dickinson and Co	(continued)
	3.50%, 06/06/2022	$300	$311	5.00%, 11/12/2040		$51	$58
	5.00%, 06/04/2042	200	221	Boston Scientific Corp
	5.38%, 02/10/2020	95	108	4.13%, 10/01/2023		350	371
	6.50%, 02/09/2040	75	97	6.00%, 01/15/2020		51	59
	6.88%, 01/26/2039	161	214	7.38%, 01/15/2040		51	69
	Kroger Co/The			Covidien International Finance SA
	3.30%, 01/15/2021	321	334	6.00%, 10/15/2017		123	137
	3.40%, 04/15/2022	154	159	Medtronic Inc
	5.15%, 08/01/2043	300	354	0.88%, 02/27/2017		250	250
	5.40%, 07/15/2040	25	30	2.50%, 03/15/2020(c)		350	358
	6.15%, 01/15/2020	12	14	2.75%, 04/01/2023		200	200
	6.40%, 08/15/2017	18	20	3.15%, 03/15/2022(c)		500	519
	7.50%, 04/01/2031	400	545	3.50%, 03/15/2025(c)		600	627
	Mondelez International Inc			4.00%, 04/01/2043		150	155
	6.50%, 02/09/2040	139	191	4.45%, 03/15/2020		102	113
	Sysco Corp			4.63%, 03/15/2045(c)		600	680
	3.00%, 10/02/2021	1,000	1,033	St Jude Medical Inc
	Tyson Foods Inc			3.25%, 04/15/2023		600	614
	2.65%, 08/15/2019	350	358	Stryker Corp
	5.15%, 08/15/2044	350	407	4.10%, 04/01/2043		200	205
	Unilever Capital Corp			4.38%, 01/15/2020		25	28
	2.20%, 03/06/2019	250	255	4.38%, 05/15/2044		200	210
	5.90%, 11/15/2032	230	321	Zimmer Holdings Inc
			$9,340	1.45%, 04/01/2017		300	301
				4.45%, 08/15/2045		300	311
	Forest Products & Paper - 0.07%						$6,714
	Georgia-Pacific LLC
	7.75%, 11/15/2029	51	72	Healthcare - Services - 0.40%
	8.00%, 01/15/2024	228	302	Aetna Inc
	International Paper Co			1.50%, 11/15/2017		100	101
	4.75%, 02/15/2022	500	553	4.13%, 06/01/2021		102	111
	7.30%, 11/15/2039	25	33	4.13%, 11/15/2042		100	105
	7.50%, 08/15/2021	136	171	6.63%, 06/15/2036		105	142
	9.38%, 05/15/2019	61	78	6.75%, 12/15/2037		112	156
	Plum Creek Timberlands LP			Anthem Inc
	4.70%, 03/15/2021	51	56	2.30%, 07/15/2018		500	507
			$1,265	3.30%, 01/15/2023		300	305
				4.65%, 01/15/2043		100	108
Gas	- 0.20%			4.85%, 08/15/2054		500	553
	Atmos Energy Corp			5.85%, 01/15/2036		250	304
	4.13%, 10/15/2044	400	427	Cigna Corp
	CenterPoint Energy Inc			2.75%, 11/15/2016		628	647
	6.50%, 05/01/2018	77	88	5.38%, 02/15/2042		128	158
	Dominion Gas Holdings LLC			Coventry Health Care Inc
	1.05%, 11/01/2016	500	501	5.45%, 06/15/2021		500	583
	4.60%, 12/15/2044	350	378	Dignity Health
	ONE Gas Inc			2.64%, 11/01/2019		500	510
	2.07%, 02/01/2019	500	507	Howard Hughes Medical Institute
	Piedmont Natural Gas Co Inc			3.50%, 09/01/2023		400	426
	4.10%, 09/18/2034	500	549	Humana Inc
	Sempra Energy			4.95%, 10/01/2044		300	330
	6.00%, 10/15/2039	112	144	Memorial Sloan-Kettering Cancer Center
	6.15%, 06/15/2018	120	137	4.20%, 07/01/2055		250	253
	Southern California Gas Co			Quest Diagnostics Inc
	3.15%, 09/15/2024	500	520	4.70%, 04/01/2021		102	113
	4.45%, 03/15/2044	400	462	4.75%, 01/30/2020		3	3
			$3,713	UnitedHealth Group Inc
	Hand & Machine Tools - 0.01%			1.40%, 10/15/2017		400	404
	Stanley Black & Decker Inc			2.88%, 03/15/2022		180	183
	2.90%, 11/01/2022	200	203	4.38%, 03/15/2042		750	826
				4.70%, 02/15/2021		90	103
				6.50%, 06/15/2037		77	108
	Healthcare - Products - 0.37%			6.88%, 02/15/2038		141	203
	Baxter International Inc						$7,242
	1.85%, 06/15/2018	500	503
	2.40%, 08/15/2022	250	241	Holding Companies - Diversified - 0.02%
	4.25%, 03/15/2020	51	56	Brixmor Operating Partnership LP
	5.90%, 09/01/2016	18	19	3.85%, 02/01/2025		300	300
	Becton Dickinson and Co
	2.68%, 12/15/2019	350	358
	4.69%, 12/15/2044	250	272

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Furnishings - 0.00%			Insurance (continued)
Whirlpool Corp			MetLife Inc (continued)
4.85%, 06/15/2021	$77	$86	7.72%, 02/15/2019	$225	$273
			PartnerRe Finance B LLC
			5.50%, 06/01/2020	115	131
Housewares - 0.02%			Progressive Corp/The
Newell Rubbermaid Inc
2.88%, 12/01/2019	400	408	3.75%, 08/23/2021	277	301
			4.35%, 04/25/2044	200	221
			Protective Life Corp
Insurance - 0.89%			8.45%, 10/15/2039	51	77
ACE INA Holdings Inc			Prudential Financial Inc
6.70%, 05/15/2036	250	357	3.50%, 05/15/2024	700	717
Aflac Inc			4.50%, 11/16/2021	128	142
3.63%, 11/15/2024	200	210	5.70%, 12/14/2036	25	30
6.45%, 08/15/2040	132	174	5.80%, 11/16/2041	51	62
8.50%, 05/15/2019	12	15	5.88%, 09/15/2042(a)	100	109
Allstate Corp/The			6.00%, 12/01/2017	577	644
5.55%, 05/09/2035	200	255	6.63%, 12/01/2037	126	167
American International Group Inc			7.38%, 06/15/2019	350	424
4.88%, 06/01/2022	250	284	Reinsurance Group of America Inc
5.60%, 10/18/2016	577	615	4.70%, 09/15/2023	200	218
5.85%, 01/16/2018	154	172	Travelers Cos Inc/The
6.25%, 05/01/2036	500	652	5.90%, 06/02/2019	350	407
6.40%, 12/15/2020	89	108	6.25%, 06/15/2037	12	17
6.82%, 11/15/2037	250	344	6.75%, 06/20/2036	51	73
Aon Corp			Unum Group
5.00%, 09/30/2020	128	144	7.13%, 09/30/2016	77	83
Aon PLC			Validus Holdings Ltd
4.45%, 05/24/2043	300	312	8.88%, 01/26/2040	51	72
Arch Capital Group US Inc			Voya Financial Inc
5.14%, 11/01/2043	375	414	5.50%, 07/15/2022	350	404
AXA SA			WR Berkley Corp
8.60%, 12/15/2030	38	53	6.25%, 02/15/2037	29	37
Berkshire Hathaway Finance Corp			XLIT Ltd
1.30%, 05/15/2018	300	301	2.30%, 12/15/2018	350	356
2.00%, 08/15/2018	500	513	5.25%, 12/15/2043	400	465
4.25%, 01/15/2021	102	114			$16,271
4.30%, 05/15/2043	300	327
5.75%, 01/15/2040	115	151	Internet - 0.14%
Berkshire Hathaway Inc			Amazon.com Inc
1.90%, 01/31/2017	128	131	1.20%, 11/29/2017	100	100
3.40%, 01/31/2022	205	219	2.50%, 11/29/2022	100	98
Chubb Corp/The			2.60%, 12/05/2019	250	256
6.50%, 05/15/2038	10	14	4.95%, 12/05/2044	500	545
CNA Financial Corp			Baidu Inc
5.75%, 08/15/2021	77	89	3.25%, 08/06/2018	500	518
Fidelity National Financial Inc			eBay Inc
6.60%, 05/15/2017	51	56	2.60%, 07/15/2022	100	96
Hartford Financial Services Group Inc/The			4.00%, 07/15/2042	100	87
4.30%, 04/15/2043	250	265	Expedia Inc
5.38%, 03/15/2017	177	190	7.46%, 08/15/2018	128	148
6.63%, 03/30/2040	25	34	Google Inc
Lincoln National Corp			2.13%, 05/19/2016	51	52
4.00%, 09/01/2023	1,000	1,057	3.38%, 02/25/2024	500	531
6.15%, 04/07/2036	80	99	3.63%, 05/19/2021	51	55
7.00%, 06/15/2040	47	65			$2,486
8.75%, 07/01/2019	141	177	Investment Companies - 0.01%
Loews Corp			Prospect Capital Corp
2.63%, 05/15/2023	200	195	5.00%, 07/15/2019	250	261
4.13%, 05/15/2043	200	197
Markel Corp
5.00%, 03/30/2043	200	220	Iron & Steel - 0.13%
Marsh & McLennan Cos Inc			Nucor Corp
2.35%, 09/10/2019	400	406	5.75%, 12/01/2017	12	14
2.35%, 03/06/2020	300	302	Vale Overseas Ltd
MetLife Inc			5.63%, 09/15/2019	546	580
3.00%, 03/01/2025	300	301	6.25%, 01/23/2017	351	372
3.60%, 04/10/2024	250	264	6.88%, 11/21/2036	1,367	1,322
4.37%, 09/15/2023(a)	200	222	8.25%, 01/17/2034	38	42
5.70%, 06/15/2035	164	208			$2,330
6.40%, 12/15/2066(a)	288	341
6.75%, 06/01/2016	257	274

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Lodging - 0.04%			Media (continued)
	Marriott International Inc/MD			Grupo Televisa SAB
	3.13%, 10/15/2021	$500	$514	6.00%, 05/15/2018	$500	$567
	Wyndham Worldwide Corp			6.63%, 03/18/2025	200	251
	3.90%, 03/01/2023	300	306	Historic TW Inc
			$820	6.88%, 06/15/2018	25	29
				NBCUniversal Media LLC
	Machinery - Construction & Mining - 0.11%			4.38%, 04/01/2021	151	168
	Caterpillar Financial Services Corp			5.15%, 04/30/2020	75	86
	1.25%, 08/18/2017	500	503	5.95%, 04/01/2041	100	131
	1.63%, 06/01/2017	150	152	6.40%, 04/30/2040	251	343
	2.45%, 09/06/2018	200	206	Reed Elsevier Capital Inc
	2.65%, 04/01/2016	77	79	3.13%, 10/15/2022	125	126
	7.05%, 10/01/2018	200	235	Thomson Reuters Corp
	7.15%, 02/15/2019	113	136	0.88%, 05/23/2016	300	300
	Caterpillar Inc			3.95%, 09/30/2021	175	187
	3.80%, 08/15/2042	105	106	4.50%, 05/23/2043	300	307
	4.75%, 05/15/2064	350	384	5.85%, 04/15/2040	25	30
	6.05%, 08/15/2036	132	172	Time Warner Cable Inc
			$1,973	4.00%, 09/01/2021	180	193
	Machinery - Diversified - 0.18%			5.50%, 09/01/2041	300	345
	Deere & Co			5.85%, 05/01/2017	51	55
	4.38%, 10/16/2019	56	62	6.55%, 05/01/2037	151	190
	John Deere Capital Corp			6.75%, 07/01/2018	51	59
	1.20%, 10/10/2017	200	200	6.75%, 06/15/2039	77	99
	1.30%, 03/12/2018	1,025	1,028	7.30%, 07/01/2038	300	404
	1.40%, 03/15/2017	180	182	8.25%, 04/01/2019	154	188
	2.25%, 06/07/2016	77	79	8.75%, 02/14/2019	48	59
	3.90%, 07/12/2021	1,000	1,095	Time Warner Entertainment Co LP
	Rockwell Automation Inc			8.38%, 07/15/2033	95	139
	2.05%, 03/01/2020	250	253	Time Warner Inc
	6.25%, 12/01/2037	51	68	4.00%, 01/15/2022	180	193
	Roper Industries Inc			4.05%, 12/15/2023	500	535
	1.85%, 11/15/2017	300	302	4.65%, 06/01/2044	500	539
			$3,269	4.70%, 01/15/2021	81	90
				4.88%, 03/15/2020	42	47
Media	- 0.94%			5.38%, 10/15/2041	128	150
	21st Century Fox America Inc			5.88%, 11/15/2016	180	194
	4.50%, 02/15/2021	200	222	6.10%, 07/15/2040	43	54
	5.65%, 08/15/2020	51	59	6.20%, 03/15/2040	51	65
	6.15%, 02/15/2041	577	746	6.50%, 11/15/2036	120	156
	6.20%, 12/15/2034	154	197	7.63%, 04/15/2031	445	622
	6.40%, 12/15/2035	128	168	Viacom Inc
	6.90%, 03/01/2019	154	182	2.50%, 12/15/2016	102	104
	CBS Corp			3.25%, 03/15/2023	750	740
	1.95%, 07/01/2017	200	202	3.88%, 12/15/2021	128	134
	4.85%, 07/01/2042	200	211	4.38%, 03/15/2043	100	93
	5.75%, 04/15/2020	65	75	6.88%, 04/30/2036	166	205
	7.88%, 07/30/2030	178	247	Walt Disney Co/The
	Comcast Corp			1.10%, 12/01/2017	100	100
	2.85%, 01/15/2023	100	102	1.35%, 08/16/2016	51	52
	4.20%, 08/15/2034	750	812	2.35%, 12/01/2022	750	749
	4.25%, 01/15/2033	100	107	2.75%, 08/16/2021	102	106
	4.65%, 07/15/2042	100	111	3.70%, 12/01/2042	100	102
	5.15%, 03/01/2020	774	890	3.75%, 06/01/2021	200	218
	6.30%, 11/15/2017	128	145	7.00%, 03/01/2032	51	74
	6.45%, 03/15/2037	60	81			$17,230
	6.95%, 08/15/2037	274	389
	7.05%, 03/15/2033	300	426	Metal Fabrication & Hardware - 0.03%
	DIRECTV Holdings LLC / DIRECTV			Precision Castparts Corp
	Financing Co Inc			1.25%, 01/15/2018	200	199
	1.75%, 01/15/2018	600	600	2.50%, 01/15/2023	100	99
	2.40%, 03/15/2017	200	204	3.90%, 01/15/2043	175	179
	3.80%, 03/15/2022	102	106			$477
	4.60%, 02/15/2021	171	187	Mining - 0.47%
	5.88%, 10/01/2019	56	64	Barrick Gold Corp
	6.00%, 08/15/2040	663	752	4.10%, 05/01/2023	150	148
	Discovery Communications LLC			6.95%, 04/01/2019	200	233
	3.25%, 04/01/2023	200	199	Barrick North America Finance LLC
	5.05%, 06/01/2020	51	57	4.40%, 05/30/2021	1,000	1,027
	5.63%, 08/15/2019	51	58	Barrick PD Australia Finance Pty Ltd
	6.35%, 06/01/2040	43	53	4.95%, 01/15/2020	60	65

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Mortgage Backed Securities - 2.19%
Barrick PD Australia Finance Pty			Banc of America Commercial Mortgage Trust
Ltd (continued)			2006-3
5.95%, 10/15/2039	$90	$90	5.89%, 07/10/2044	$14	$15
BHP Billiton Finance USA Ltd			Banc of America Commercial Mortgage Trust
1.63%, 02/24/2017	128	130	2006-5
3.25%, 11/21/2021	128	134	5.41%, 09/10/2047(a)	514	532
4.13%, 02/24/2042	328	335	Banc of America Commercial Mortgage Trust
5.00%, 09/30/2043	500	573	2007-2
6.50%, 04/01/2019	23	27	5.63%, 04/10/2049	7	7
Freeport-McMoRan Inc			Banc of America Commercial Mortgage Trust
3.55%, 03/01/2022	302	280	2008-1
3.88%, 03/15/2023	1,000	926	6.21%, 02/10/2051(a)	34	38
5.40%, 11/14/2034	300	274	Banc of America Merrill Lynch Commercial
Goldcorp Inc			Mortgage Inc
3.63%, 06/09/2021	300	305	5.18%, 09/10/2047(a)	105	106
Newmont Mining Corp			Bear Stearns Commercial Mortgage Securities
3.50%, 03/15/2022	102	99	Trust 2005-PWR10
5.13%, 10/01/2019	801	879	5.41%, 12/11/2040	96	98
6.25%, 10/01/2039	118	120	Bear Stearns Commercial Mortgage Securities
Placer Dome Inc			Trust 2006-PWR12
6.45%, 10/15/2035	150	161	5.70%, 09/11/2038(a)	95	98
Rio Tinto Alcan Inc			Bear Stearns Commercial Mortgage Securities
6.13%, 12/15/2033	77	94	Trust 2006-PWR13
Rio Tinto Finance USA Ltd			5.54%, 09/11/2041	117	122
2.25%, 09/20/2016	200	204	Bear Stearns Commercial Mortgage Securities
3.75%, 09/20/2021	128	135	Trust 2006-PWR14
6.50%, 07/15/2018	203	233	5.20%, 12/11/2038	500	526
7.13%, 07/15/2028	512	685	Bear Stearns Commercial Mortgage Securities
9.00%, 05/01/2019	83	105	Trust 2006-TOP24
Rio Tinto Finance USA PLC			5.54%, 10/12/2041	182	191
4.75%, 03/22/2042	328	352	CD 2006-CD3 Mortgage Trust
Southern Copper Corp			5.62%, 10/15/2048	69	72
5.38%, 04/16/2020	25	28	Citigroup Commercial Mortgage Trust 2013-
6.75%, 04/16/2040	258	275	GC11
Teck Resources Ltd			0.75%, 04/10/2046	286	285
2.50%, 02/01/2018	300	299	Citigroup Commercial Mortgage Trust 2013-
3.00%, 03/01/2019	102	101	GC15
4.50%, 01/15/2021	200	204	4.37%, 09/10/2046	1,000	1,130
6.25%, 07/15/2041	154	149	COMM 2007-C9 Mortgage Trust
		$8,670	5.80%, 12/10/2049(a)	629	683
			COMM 2012-CCRE5 Mortgage Trust
Miscellaneous Manufacturing - 0.24%			1.68%, 12/10/2045	531	534
3M Co			COMM 2013-CCRE8 Mortgage Trust
1.38%, 09/29/2016	128	130	3.61%, 06/10/2046	500	538
5.70%, 03/15/2037	38	51	COMM 2013-LC6 Mortgage Trust
Crane Co			2.94%, 01/10/2046	500	514
4.45%, 12/15/2023	100	107	COMM 2014-LC15 Mortgage Trust
Danaher Corp			2.84%, 04/10/2047	1,000	1,038
5.63%, 01/15/2018	128	143	COMM 2014-UBS3 Mortgage Trust
Dover Corp			3.82%, 06/10/2047	500	541
5.38%, 03/01/2041	77	95	COMM 2015-LC19 Mortgage Trust
Eaton Corp			3.18%, 02/10/2048(a)	1,000	1,033
1.50%, 11/02/2017	400	402	Commercial Mortgage Loan Trust 2008-LS1
2.75%, 11/02/2022	100	100	6.03%, 12/10/2049(a)	82	88
4.00%, 11/02/2032	100	105	Commercial Mortgage Pass Through
4.15%, 11/02/2042	50	51	Certificates
General Electric Co			2.82%, 10/15/2045(a)	500	513
2.70%, 10/09/2022	300	305	3.15%, 02/10/2047	500	522
4.13%, 10/09/2042	300	317	Commercial Mortgage Trust 2007-GG11
4.50%, 03/11/2044	500	561	5.74%, 12/10/2049	386	416
5.25%, 12/06/2017	300	331	Commercial Mortgage Trust 2007-GG9
Illinois Tool Works Inc			5.44%, 03/10/2039(a)	217	229
3.50%, 03/01/2024	350	371	Credit Suisse Commercial Mortgage Trust
Ingersoll-Rand Global Holding Co Ltd			Series 2006-C4
6.88%, 08/15/2018	490	569	5.47%, 09/15/2039	412	430
Parker-Hannifin Corp			Fannie Mae-Aces
3.50%, 09/15/2022	577	619	2.50%, 04/25/2023(a)	865	879
Tyco Electronics Group SA			2.72%, 02/25/2022	1,000	1,037
6.55%, 10/01/2017	112	126	3.12%, 08/25/2024(a)	997	1,053
7.13%, 10/01/2037	14	20	3.46%, 01/25/2024(a)	700	754
		$4,403

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
	FHLMC Multifamily Structured Pass Through			ML	-CFC Commercial Mortgage Trust 2006-
	Certificates				4
	2.08%, 12/25/2019(a)	$548	$558		5.17%, 12/12/2049		$470	$494
	2.87%, 12/25/2021	540	565		Morgan Stanley Bank of America Merrill
	3.02%, 02/25/2023(a)	415	437		Lynch Trust 2013-C11
	3.06%, 07/25/2023(a)	750	790		3.09%, 08/15/2046(a)		225	236
	3.31%, 05/25/2023(a)	810	869		Morgan Stanley Capital I Trust 2006-HQ8
	3.87%, 04/25/2021(a)	1,350	1,488		5.41%, 03/12/2044(a)		237	241
	4.19%, 12/25/2020(a)	850	949		Morgan Stanley Capital I Trust 2006-TOP23
	GE Capital Commercial Mortgage Corp				5.88%, 08/12/2041(a)		450	471
	5.32%, 11/10/2045(a)	26	26		Morgan Stanley Capital I Trust 2007-HQ12
	GMAC Commercial Mortgage Securities Inc				5.67%, 04/12/2049(a)		135	135
	Series 2006-C1 Trust				5.67%, 04/12/2049(a)		278	278
	5.24%, 11/10/2045	609	615		Morgan Stanley Capital I Trust 2007-IQ13
	GS Mortgage Securities Corp II				5.36%, 03/15/2044(a)		100	107
	2.77%, 11/10/2045	500	510		Morgan Stanley Capital I Trust 2007-IQ16
	GS Mortgage Securities Trust 2007-GG10				5.81%, 12/12/2049		490	532
	5.80%, 08/10/2045(a)	462	499		Morgan Stanley Capital I Trust 2007-TOP25
	GS Mortgage Securities Trust 2012-GC6				5.51%, 11/12/2049		1,232	1,309
	3.48%, 01/10/2045	274	292		UBS Commercial Mortgage Trust 2012-C1
	GS Mortgage Securities Trust 2014-GC18				3.40%, 05/10/2045(a)		500	530
	3.80%, 01/10/2047(a)	500	540		UBS-Barclays Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				2012	-C2
	Securities Trust 2005-LDP5				2.11%, 05/10/2063		500	508
	5.27%, 12/15/2044(a)	700	716		UBS-Barclays Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				2012	-C3
	Securities Trust 2006-CIBC17				3.09%, 08/10/2049(a)		550	572
	5.43%, 12/12/2043	293	307		UBS-Barclays Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				2013	-C6
	Securities Trust 2006-LDP7				3.24%, 04/10/2046(a)		500	522
	5.84%, 04/15/2045(a)	257	270		Wachovia Bank Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				Series 2005-C22
	Securities Trust 2006-LDP8				5.27%, 12/15/2044(a)		114	115
	5.44%, 05/15/2045(a)	17	17		Wachovia Bank Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				Series 2006-C23
	Securities Trust 2006-LDP9				5.42%, 01/15/2045		193	198
	5.34%, 05/15/2047	335	353		Wachovia Bank Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				Series 2006-C27
	Securities Trust 2007-LDP10				5.80%, 07/15/2045		287	302
	5.42%, 01/15/2049	519	551		Wachovia Bank Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				Series 2007-C34
	Securities Trust 2007-LDP12				5.68%, 05/15/2046(a)		90	97
	5.88%, 02/15/2051	1,000	1,072		Wells Fargo Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				2012	-LC5
	Securities Trust 2011-C5				2.92%, 10/15/2045		500	516
	4.17%, 08/15/2046	257	285		WFRBS Commercial Mortgage Trust 2012-
	JPMBB Commercial Mortgage Securities				C7
	Trust 2013-C15				2.30%, 06/15/2045		371	375
	4.13%, 11/15/2045(a)	500	555		WFRBS Commercial Mortgage Trust 2013-
	JPMBB Commercial Mortgage Securities				C11
	Trust 2014-C22				2.03%, 03/15/2045(a)		500	508
	3.80%, 09/15/2047	1,000	1,079		WFRBS Commercial Mortgage Trust 2013-
	LB Commercial Mortgage Trust 2007-C3				C14
	5.90%, 07/15/2044(a)	63	68		2.98%, 06/15/2046		1,000	1,041
LB	-UBS Commercial Mortgage Trust 2006-				WFRBS Commercial Mortgage Trust 2014-
	C3				C20
	5.66%, 03/15/2039	105	108		3.04%, 05/15/2047(a)		500	523
LB	-UBS Commercial Mortgage Trust 2007-				WFRBS Commercial Mortgage Trust 2014-
	C2				LC14
	5.43%, 02/15/2040	1,061	1,132		1.19%, 03/15/2047		415	414
LB	-UBS Commercial Mortgage Trust 2007-							$40,057
	C6
	5.86%, 07/15/2040(a)	40	42		Office & Business Equipment - 0.05%
	Merrill Lynch Mortgage Trust 2006-C2				Pitney Bowes Inc
	5.74%, 08/12/2043	704	737		5.75%, 09/15/2017		27	29
	Merrill Lynch Mortgage Trust 2007-C1				Xerox Corp
	5.84%, 06/12/2050(a)	77	83		2.80%, 05/15/2020		500	504
ML	-CFC Commercial Mortgage Trust 2006-				2.95%, 03/15/2017		154	159
	2				4.50%, 05/15/2021		226	245
	5.87%, 06/12/2046(a)	480	498		5.63%, 12/15/2019		21	24
								$961

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 2.03%			Oil & Gas (continued)
Alberta Energy Co Ltd			Ensco PLC
7.38%, 11/01/2031	$77	$93	4.70%, 03/15/2021	$200	$202
Anadarko Finance Co			5.20%, 03/15/2025	300	300
7.50%, 05/01/2031	77	102	EOG Resources Inc
Anadarko Petroleum Corp			2.63%, 03/15/2023	200	200
4.50%, 07/15/2044	500	511	4.40%, 06/01/2020	51	57
5.95%, 09/15/2016	178	190	EQT Corp
6.20%, 03/15/2040	25	30	6.50%, 04/01/2018	127	142
6.38%, 09/15/2017	206	229	Exxon Mobil Corp
6.45%, 09/15/2036	225	279	3.18%, 03/15/2024	500	526
Apache Corp			3.57%, 03/06/2045	300	311
3.63%, 02/01/2021	577	606	Hess Corp
4.75%, 04/15/2043	128	134	5.60%, 02/15/2041	51	56
5.10%, 09/01/2040	92	98	7.13%, 03/15/2033	200	244
Apache Finance Canada Corp			7.30%, 08/15/2031	38	46
7.75%, 12/15/2029	750	1,064	8.13%, 02/15/2019	25	30
BP Capital Markets PLC			Husky Energy Inc
1.85%, 05/05/2017	200	202	7.25%, 12/15/2019	550	653
2.24%, 09/26/2018	1,000	1,016	Marathon Oil Corp
2.32%, 02/13/2020	200	202	5.90%, 03/15/2018	251	278
2.50%, 11/06/2022	200	195	6.60%, 10/01/2037	223	269
3.06%, 03/17/2022	300	305	Marathon Petroleum Corp
3.56%, 11/01/2021	200	210	3.63%, 09/15/2024	400	405
3.81%, 02/10/2024	400	415	5.13%, 03/01/2021	77	87
4.74%, 03/11/2021	128	143	Nabors Industries Inc
4.75%, 03/10/2019	25	28	2.35%, 09/15/2016	300	299
Canadian Natural Resources Ltd			Nexen Energy ULC
5.70%, 05/15/2017	516	558	6.40%, 05/15/2037	157	199
6.25%, 03/15/2038	164	192	7.50%, 07/30/2039	15	21
Cenovus Energy Inc			Noble Energy Inc
5.70%, 10/15/2019	152	169	5.25%, 11/15/2043	350	366
6.75%, 11/15/2039	128	153	6.00%, 03/01/2041	102	115
Chevron Corp			8.25%, 03/01/2019	400	479
0.89%, 06/24/2016	300	301	Noble Holding International Ltd
2.36%, 12/05/2022	300	296	2.50%, 03/15/2017	128	126
4.95%, 03/03/2019	400	449	6.20%, 08/01/2040	25	22
CNOOC Finance 2013 Ltd			Occidental Petroleum Corp
1.13%, 05/09/2016	150	150	2.70%, 02/15/2023	300	298
1.75%, 05/09/2018	150	149	4.13%, 06/01/2016	77	80
3.00%, 05/09/2023	150	146	Petrobras Global Finance BV
4.25%, 05/09/2043	100	101	3.00%, 01/15/2019	700	604
CNOOC Nexen Finance 2014 ULC			3.25%, 03/17/2017	250	231
4.25%, 04/30/2024	500	532	4.38%, 05/20/2023	950	812
Conoco Funding Co			4.88%, 03/17/2020	250	224
7.25%, 10/15/2031	200	280	5.38%, 01/27/2021	205	186
ConocoPhillips			5.63%, 05/20/2043	200	162
6.00%, 01/15/2020	293	345	5.75%, 01/20/2020	738	685
6.50%, 02/01/2039	169	228	5.88%, 03/01/2018	77	74
ConocoPhillips Canada Funding Co I			6.75%, 01/27/2041	177	157
5.63%, 10/15/2016	77	83	6.88%, 01/20/2040	25	23
ConocoPhillips Co			7.88%, 03/15/2019	116	118
4.30%, 11/15/2044	400	425	Petro-Canada
ConocoPhillips Holding Co			6.80%, 05/15/2038	12	16
6.95%, 04/15/2029	202	276	7.88%, 06/15/2026	200	277
Continental Resources Inc/OK			Petroleos Mexicanos
4.90%, 06/01/2044	250	220	3.50%, 07/18/2018	400	416
5.00%, 09/15/2022	500	493	3.50%, 07/23/2020(c)	350	358
Devon Energy Corp			4.50%, 01/23/2026(c)	1,000	1,019
5.60%, 07/15/2041	125	146	4.88%, 01/24/2022	385	409
6.30%, 01/15/2019	154	176	5.50%, 01/21/2021	208	228
7.95%, 04/15/2032	192	264	5.50%, 06/27/2044(c)	500	504
Devon Financing Corp LLC			5.50%, 06/27/2044	350	353
7.88%, 09/30/2031	128	174	5.75%, 03/01/2018	141	155
Ecopetrol SA			6.38%, 01/23/2045	400	447
4.13%, 01/16/2025	500	479	6.63%, 06/15/2035	286	327
4.25%, 09/18/2018	250	262	8.00%, 05/03/2019	31	37
5.88%, 09/18/2023	250	268	Phillips 66
Encana Corp			2.95%, 05/01/2017	128	132
3.90%, 11/15/2021	200	209	4.30%, 04/01/2022	628	685
5.90%, 12/01/2017	25	28	5.88%, 05/01/2042	128	152
6.50%, 02/01/2038	166	190

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Other Asset Backed Securities - 0.01%
Pioneer Natural Resources Co			CenterPoint Energy Restoration Bond Co
3.95%, 07/15/2022	$100	$103	LLC
Pride International Inc			3.46%, 08/15/2019	$100	$104
6.88%, 08/15/2020	77	88
Rowan Cos Inc
5.00%, 09/01/2017	23	24	Packaging & Containers - 0.01%
Shell International Finance BV			MeadWestvaco Corp
0.90%, 11/15/2016	200	201	7.38%, 09/01/2019	100	119
1.13%, 08/21/2017	200	201
2.38%, 08/21/2022	100	100	Pharmaceuticals - 1.21%
3.40%, 08/12/2023	1,500	1,587	Abbott Laboratories
3.63%, 08/21/2042	100	99	5.30%, 05/27/2040	200	252
4.30%, 09/22/2019	651	722	AbbVie Inc
4.38%, 03/25/2020	25	28	1.75%, 11/06/2017	300	301
5.50%, 03/25/2040	25	32	2.00%, 11/06/2018	200	200
6.38%, 12/15/2038	43	60	2.90%, 11/06/2022	200	198
Southwestern Energy Co			4.40%, 11/06/2042	200	206
4.05%, 01/23/2020	300	310	Actavis Funding SCS
4.10%, 03/15/2022	150	148	1.30%, 06/15/2017	300	297
Statoil ASA			1.85%, 03/01/2017	400	403
1.15%, 05/15/2018	400	398	3.00%, 03/12/2020	400	409
2.25%, 11/08/2019	500	508	3.80%, 03/15/2025	300	310
2.65%, 01/15/2024	400	393	4.75%, 03/15/2045	200	213
3.15%, 01/23/2022	102	106	4.85%, 06/15/2044	500	531
3.95%, 05/15/2043	200	205	Actavis Inc
5.10%, 08/17/2040	263	316	1.88%, 10/01/2017	200	200
5.25%, 04/15/2019	23	26	3.25%, 10/01/2022	150	150
Suncor Energy Inc			4.63%, 10/01/2042	100	102
6.10%, 06/01/2018	128	144	6.13%, 08/15/2019	12	14
6.50%, 06/15/2038	428	550	AmerisourceBergen Corp
6.85%, 06/01/2039	5	7	3.40%, 05/15/2024	250	257
Talisman Energy Inc			AstraZeneca PLC
6.25%, 02/01/2038	248	268	1.95%, 09/18/2019	1,100	1,108
Total Capital International SA			4.00%, 09/18/2042	100	104
1.00%, 01/10/2017	200	201	5.90%, 09/15/2017	77	86
2.75%, 06/19/2021	400	409	6.45%, 09/15/2037	144	198
2.88%, 02/17/2022	128	131	Bristol-Myers Squibb Co
Total Capital SA			0.88%, 08/01/2017	100	100
4.25%, 12/15/2021	51	57	1.75%, 03/01/2019	1,000	1,004
4.45%, 06/24/2020	500	559	3.25%, 08/01/2042	100	93
Valero Energy Corp			5.88%, 11/15/2036	5	7
6.13%, 02/01/2020	138	160	6.80%, 11/15/2026	25	34
6.63%, 06/15/2037	234	289	Cardinal Health Inc
7.50%, 04/15/2032	15	19	1.70%, 03/15/2018	300	300
9.38%, 03/15/2019	128	160	3.20%, 03/15/2023	200	204
		$37,005	4.60%, 03/15/2043	100	107
			Eli Lilly & Co
Oil & Gas Services - 0.17%			1.95%, 03/15/2019	1,000	1,017
Baker Hughes Inc			5.20%, 03/15/2017	164	178
5.13%, 09/15/2040	281	320	7.13%, 06/01/2025	220	298
7.50%, 11/15/2018	12	14	Express Scripts Holding Co
Cameron International Corp			3.13%, 05/15/2016	128	131
1.15%, 12/15/2016	400	397	3.50%, 06/15/2024	500	515
6.38%, 07/15/2018	154	173	3.90%, 02/15/2022	200	212
Halliburton Co			4.75%, 11/15/2021	77	87
1.00%, 08/01/2016	300	301	6.13%, 11/15/2041	77	97
3.25%, 11/15/2021	651	678	GlaxoSmithKline Capital Inc
4.50%, 11/15/2041	51	53	5.38%, 04/15/2034	1,000	1,229
5.90%, 09/15/2018	350	398	5.65%, 05/15/2018	202	228
7.45%, 09/15/2039	10	14	GlaxoSmithKline Capital PLC
Weatherford International Ltd/Bermuda			1.50%, 05/08/2017	100	101
5.13%, 09/15/2020	51	50	2.85%, 05/08/2022	128	130
6.00%, 03/15/2018	12	13	Johnson & Johnson
6.75%, 09/15/2040	51	48	0.70%, 11/28/2016	215	215
7.00%, 03/15/2038	400	379	1.65%, 12/05/2018	500	510
9.63%, 03/01/2019	164	188	2.95%, 09/01/2020	128	136
		$3,026	3.38%, 12/05/2023	500	536
			4.95%, 05/15/2033	201	246
			5.55%, 08/15/2017	128	142
			McKesson Corp
			4.75%, 03/01/2021	250	279

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)			Pipelines (continued)
Mead Johnson Nutrition Co			Enterprise Products Operating
4.60%, 06/01/2044	$250	$263	LLC (continued)
Medco Health Solutions Inc			5.20%, 09/01/2020	$77	$87
7.13%, 03/15/2018	169	195	6.13%, 10/15/2039	123	151
Merck & Co Inc			6.45%, 09/01/2040	177	222
0.70%, 05/18/2016	200	200	6.50%, 01/31/2019	161	186
1.10%, 01/31/2018	100	100	6.88%, 03/01/2033	15	20
1.30%, 05/18/2018	200	200	Kinder Morgan Energy Partners LP
2.40%, 09/15/2022	100	100	3.50%, 03/01/2021	750	756
2.75%, 02/10/2025	350	350	3.50%, 09/01/2023	200	196
2.80%, 05/18/2023	200	205	4.15%, 03/01/2022	300	309
3.60%, 09/15/2042	100	99	4.70%, 11/01/2042	200	189
4.15%, 05/18/2043	200	215	5.00%, 03/01/2043	100	98
6.55%, 09/15/2037	187	264	5.40%, 09/01/2044	400	414
Merck Sharp & Dohme Corp			6.38%, 03/01/2041	128	143
5.00%, 06/30/2019	154	175	6.50%, 09/01/2039	112	127
Mylan Inc/PA			6.95%, 01/15/2038	112	133
1.35%, 11/29/2016	250	250	7.40%, 03/15/2031	177	213
2.55%, 03/28/2019	250	251	9.00%, 02/01/2019	77	94
Novartis Capital Corp			Kinder Morgan Inc/DE
4.40%, 04/24/2020	77	86	3.05%, 12/01/2019	750	757
4.40%, 05/06/2044	330	380	Magellan Midstream Partners LP
Novartis Securities Investment Ltd			4.20%, 12/01/2042	200	194
5.13%, 02/10/2019	564	636	ONEOK Partners LP
Perrigo Co PLC			5.00%, 09/15/2023	250	262
5.30%, 11/15/2043	500	566	6.13%, 02/01/2041	128	131
Pfizer Inc			8.63%, 03/01/2019	20	24
1.10%, 05/15/2017	500	503	Panhandle Eastern Pipe Line Co LP
3.00%, 06/15/2023	500	512	6.20%, 11/01/2017	81	90
3.40%, 05/15/2024	1,000	1,050	Plains All American Pipeline LP / PAA
4.65%, 03/01/2018	51	56	Finance Corp
6.20%, 03/15/2019	280	328	2.85%, 01/31/2023	200	195
7.20%, 03/15/2039	151	222	3.65%, 06/01/2022	128	132
Sanofi			4.30%, 01/31/2043	200	191
1.25%, 04/10/2018	400	401	4.70%, 06/15/2044	500	508
Teva Pharmaceutical Finance Co BV			5.75%, 01/15/2020	15	17
3.65%, 11/10/2021	400	421	Southern Natural Gas Co LLC
Teva Pharmaceutical Finance Co LLC			5.90%, 04/01/2017(a),(c)	12	13
6.15%, 02/01/2036	3	4	Southern Natural Gas Co LLC / Southern
Wyeth LLC			Natural Issuing Corp
5.95%, 04/01/2037	91	116	4.40%, 06/15/2021	51	53
6.50%, 02/01/2034	144	196	Spectra Energy Capital LLC
Zoetis Inc			8.00%, 10/01/2019	300	363
3.25%, 02/01/2023	100	100	Spectra Energy Partners LP
		$22,119	5.95%, 09/25/2043	200	242
			Sunoco Logistics Partners Operations LP
Pipelines - 0.93%			3.45%, 01/15/2023	200	197
ANR Pipeline Co			4.95%, 01/15/2043	200	196
9.63%, 11/01/2021	600	812	5.50%, 02/15/2020	46	51
Boardwalk Pipelines LP			Tennessee Gas Pipeline Co LLC
3.38%, 02/01/2023	200	185	7.50%, 04/01/2017	77	85
Buckeye Partners LP			Texas Eastern Transmission LP
2.65%, 11/15/2018	250	250	7.00%, 07/15/2032	100	132
4.88%, 02/01/2021	850	901	TransCanada PipeLines Ltd
Enable Midstream Partners LP			3.80%, 10/01/2020	128	136
5.00%, 05/15/2044(c)	500	456
			5.60%, 03/31/2034	300	353
Enbridge Energy Partners LP			6.10%, 06/01/2040	25	31
5.20%, 03/15/2020	9	10	6.35%, 05/15/2067(a)	500	485
9.88%, 03/01/2019	87	110	6.50%, 08/15/2018	1,042	1,191
Energy Transfer Partners LP			7.25%, 08/15/2038	51	71
4.90%, 02/01/2024	350	375	Williams Cos Inc/The
4.90%, 03/15/2035	300	298	4.55%, 06/24/2024	1,000	969
5.20%, 02/01/2022	102	111	7.50%, 01/15/2031	11	12
5.95%, 10/01/2043	350	386	7.88%, 09/01/2021	128	149
6.50%, 02/01/2042	102	118	Williams Partners LP
6.70%, 07/01/2018	23	26	3.90%, 01/15/2025	350	342
9.00%, 04/15/2019	6	7	5.25%, 03/15/2020	180	198
Enterprise Products Operating LLC			6.30%, 04/15/2040	343	377
3.35%, 03/15/2023	300	303			$16,932
3.75%, 02/15/2025	500	516
3.90%, 02/15/2024	250	262
4.85%, 08/15/2042	300	321

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Real Estate - 0.04%			REITS (continued)
	Brookfield Asset Management Inc			HCP Inc (continued)
	4.00%, 01/15/2025	$300	$301	4.20%, 03/01/2024	$250	$261
	Prologis LP			4.25%, 11/15/2023	200	210
	4.50%, 08/15/2017	200	214	5.38%, 02/01/2021	51	57
	6.88%, 03/15/2020	2	3	6.70%, 01/30/2018	15	17
	Regency Centers LP			Health Care REIT Inc
	3.75%, 06/15/2024	200	206	3.75%, 03/15/2023	200	205
			$724	6.13%, 04/15/2020	115	133
				Highwoods Realty LP
	Regional Authority - 0.35%			3.20%, 06/15/2021	350	357
	Province of British Columbia			Hospitality Properties Trust
	2.10%, 05/18/2016	1,000	1,018	5.00%, 08/15/2022	100	106
	2.65%, 09/22/2021	77	81	6.70%, 01/15/2018	77	85
	6.50%, 01/15/2026	18	25	Host Hotels & Resorts LP
	Province of Manitoba Canada			6.00%, 10/01/2021	200	232
	1.30%, 04/03/2017	280	283	Kimco Realty Corp
	3.05%, 05/14/2024	500	530	3.13%, 06/01/2023	200	199
	Province of Nova Scotia Canada			3.20%, 05/01/2021	250	256
	5.13%, 01/26/2017	41	44	Liberty Property LP
	Province of Ontario Canada			3.38%, 06/15/2023	300	299
	1.00%, 07/22/2016	350	352	Omega Healthcare Investors Inc
	2.50%, 09/10/2021	500	516	4.50%, 01/15/2025(c)	300	302
	3.15%, 12/15/2017	200	211	4.95%, 04/01/2024	750	790
	3.20%, 05/16/2024	750	807	Realty Income Corp
	4.00%, 10/07/2019	277	306	2.00%, 01/31/2018	100	101
	4.40%, 04/14/2020	151	171	4.65%, 08/01/2023	250	273
	4.95%, 11/28/2016	180	192	5.88%, 03/15/2035	51	60
	5.45%, 04/27/2016	302	318	Simon Property Group LP
	Province of Quebec Canada			2.15%, 09/15/2017	102	104
	2.75%, 08/25/2021	231	241	2.20%, 02/01/2019	400	406
	3.50%, 07/29/2020	750	815	4.13%, 12/01/2021	200	219
	5.13%, 11/14/2016	351	376	5.65%, 02/01/2020	47	54
	7.50%, 09/15/2029	64	97	6.75%, 02/01/2040	25	35
	Province of Saskatchewan Canada			10.35%, 04/01/2019	90	117
	8.50%, 07/15/2022	6	8	Tanger Properties LP
			$6,391	3.88%, 12/01/2023	250	261
REITS	- 0.66%			Ventas Realty LP / Ventas Capital Corp
	Alexandria Real Estate Equities Inc			2.00%, 02/15/2018	750	757
	2.75%, 01/15/2020	750	752	4.25%, 03/01/2022	128	137
	American Tower Corp			Weingarten Realty Investors
	4.70%, 03/15/2022	278	298	3.38%, 10/15/2022	180	180
	7.00%, 10/15/2017	32	36	Weyerhaeuser Co
	AvalonBay Communities Inc			7.38%, 03/15/2032	300	403
	2.95%, 09/15/2022	100	100			$12,007
	3.63%, 10/01/2020	100	106	Retail - 0.89%
	4.20%, 12/15/2023	400	430	AutoNation Inc
	BioMed Realty LP			6.75%, 04/15/2018	200	225
	2.63%, 05/01/2019	200	202	AutoZone Inc
	6.13%, 04/15/2020	6	7	4.00%, 11/15/2020	251	271
	Boston Properties LP			Bed Bath & Beyond Inc
	3.85%, 02/01/2023	200	211	5.17%, 08/01/2044	500	551
	4.13%, 05/15/2021	77	84	Costco Wholesale Corp
	5.63%, 11/15/2020	25	29	1.13%, 12/15/2017	1,000	1,001
	5.88%, 10/15/2019	750	871	CVS Health Corp
	Brandywine Operating Partnership LP			2.25%, 08/12/2019	500	508
	3.95%, 02/15/2023	200	203	4.13%, 05/15/2021	500	549
	CBL & Associates LP			5.75%, 06/01/2017	15	16
	4.60%, 10/15/2024	750	763	6.13%, 09/15/2039	79	103
	DDR Corp			6.25%, 06/01/2027	100	127
	4.63%, 07/15/2022	200	215	Darden Restaurants Inc
	Duke Realty LP			7.05%, 10/15/2037(a)	27	34
	3.88%, 10/15/2022	100	105	Dollar General Corp
	EPR Properties			1.88%, 04/15/2018	300	297
	7.75%, 07/15/2020	63	76	Gap Inc/The
	ERP Operating LP			5.95%, 04/12/2021	275	316
	2.38%, 07/01/2019	400	405	Home Depot Inc/The
	4.75%, 07/15/2020	51	57	3.75%, 02/15/2024	350	381
	Federal Realty Investment Trust			5.88%, 12/16/2036	237	313
	2.75%, 06/01/2023	150	148	5.95%, 04/01/2041	351	469
	HCP Inc			Kohl's Corp
	3.40%, 02/01/2025	300	293	4.00%, 11/01/2021	277	294

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Semiconductors (continued)
Kohl's Corp (continued)			Lam Research Corp
6.00%, 01/15/2033	$300	$345	2.75%, 03/15/2020	$300	$302
6.25%, 12/15/2017	200	223	Maxim Integrated Products Inc
Lowe's Cos Inc			2.50%, 11/15/2018	200	204
3.80%, 11/15/2021	102	112	Texas Instruments Inc
4.63%, 04/15/2020	77	86	0.88%, 03/12/2017	200	200
5.80%, 04/15/2040	77	100	1.65%, 08/03/2019	200	199
6.65%, 09/15/2037	312	440	2.75%, 03/12/2021	400	411
Macy's Retail Holdings Inc			Xilinx Inc
2.88%, 02/15/2023	300	298	2.13%, 03/15/2019	175	177
4.30%, 02/15/2043	200	203			$2,485
5.90%, 12/01/2016	225	243
6.65%, 07/15/2024	25	31	Software - 0.33%
6.90%, 04/01/2029	125	162	Adobe Systems Inc
McDonald's Corp			4.75%, 02/01/2020	51	57
3.50%, 07/15/2020	151	162	Fidelity National Information Services Inc
3.70%, 02/15/2042	128	127	2.00%, 04/15/2018	300	302
4.88%, 07/15/2040	9	10	Fiserv Inc
5.35%, 03/01/2018	36	40	3.50%, 10/01/2022	100	103
6.30%, 10/15/2037	262	344	Microsoft Corp
Nordstrom Inc			2.38%, 02/12/2022	350	353
4.75%, 05/01/2020	36	41	3.00%, 10/01/2020	600	638
6.25%, 01/15/2018	12	14	4.00%, 02/12/2055	850	849
O'Reilly Automotive Inc			4.20%, 06/01/2019	115	127
3.85%, 06/15/2023	300	313	4.50%, 10/01/2040	100	112
QVC Inc			5.30%, 02/08/2041	77	96
4.38%, 03/15/2023	250	255	Oracle Corp
Signet UK Finance PLC			2.38%, 01/15/2019	450	462
4.70%, 06/15/2024	250	257	2.50%, 10/15/2022	1,500	1,500
Staples Inc			3.88%, 07/15/2020	77	84
4.38%, 01/12/2023	180	179	4.30%, 07/08/2034	1,000	1,085
Starbucks Corp			5.00%, 07/08/2019	48	54
0.88%, 12/05/2016	500	501	5.75%, 04/15/2018	180	203
Target Corp					$6,025
4.00%, 07/01/2042	300	318	Sovereign - 1.96%
6.00%, 01/15/2018	149	168	Brazilian Government International Bond
6.50%, 10/15/2037	700	974	2.63%, 01/05/2023	300	269
Walgreen Co			4.88%, 01/22/2021	257	270
4.40%, 09/15/2042	100	102	5.88%, 01/15/2019	102	112
5.25%, 01/15/2019	30	34	7.13%, 01/20/2037	210	249
Walgreens Boots Alliance Inc			8.00%, 01/15/2018	60	65
1.75%, 11/17/2017	200	202	8.25%, 01/20/2034	651	843
2.70%, 11/18/2019	300	306	8.88%, 10/14/2019	122	151
4.80%, 11/18/2044	300	324	8.88%, 04/15/2024	150	198
Wal-Mart Stores Inc			8.88%, 04/15/2024	200	264
0.60%, 04/11/2016	200	200	12.25%, 03/06/2030	341	593
2.55%, 04/11/2023	950	957	11.00%, 08/17/2040	12	12
2.80%, 04/15/2016	51	52	Canada Government International Bond
3.25%, 10/25/2020	51	55	0.88%, 02/14/2017	255	256
3.63%, 07/08/2020	51	55	Chile Government International Bond
4.13%, 02/01/2019	102	112	3.13%, 03/27/2025	250	262
4.25%, 04/15/2021	51	57	3.25%, 09/14/2021	180	191
4.30%, 04/22/2044	500	558	Colombia Government International Bond
5.25%, 09/01/2035	350	432	4.38%, 07/12/2021	100	106
5.63%, 04/01/2040	38	49	5.63%, 02/26/2044	1,000	1,117
5.63%, 04/15/2041	280	363	6.13%, 01/18/2041	200	237
5.80%, 02/15/2018	128	145	8.13%, 05/21/2024	201	267
6.20%, 04/15/2038	25	34	11.75%, 02/25/2020	180	249
6.50%, 08/15/2037	415	580	10.38%, 01/28/2033	100	157
7.55%, 02/15/2030	128	193	Export Development Canada
Yum! Brands Inc			0.63%, 12/15/2016	500	500
6.25%, 03/15/2018	7	8	1.75%, 08/19/2019	400	406
6.88%, 11/15/2037	7	9	Export-Import Bank of Korea
		$16,228	2.25%, 01/21/2020	300	303
Semiconductors - 0.14%			3.25%, 08/12/2026	500	515
Intel Corp			4.00%, 01/11/2017	300	314
1.35%, 12/15/2017	300	301	4.00%, 01/14/2024	250	275
3.30%, 10/01/2021	177	188	5.00%, 04/11/2022	200	231
4.00%, 12/15/2032	200	208	Israel Government AID Bond
4.25%, 12/15/2042	200	208	5.50%, 09/18/2023	25	31
4.80%, 10/01/2041	77	87	5.50%, 04/26/2024	25	31

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Sovereign (continued)
Israel Government AID Bond (continued)			Turkey Government International
5.50%, 09/18/2033	$12	$17	Bond (continued)
Israel Government International Bond			7.50%, 11/07/2019	$300	$350
5.13%, 03/26/2019	147	166	8.00%, 02/14/2034	400	548
Italy Government International Bond			Uruguay Government International Bond
5.25%, 09/20/2016	333	353	4.13%, 11/20/2045	100	94
5.38%, 06/12/2017	750	816	8.00%, 11/18/2022	1,015	1,335
5.38%, 06/15/2033	64	78			$35,854
6.88%, 09/27/2023	212	274
Japan Bank for International			Supranational Bank - 1.60%
Cooperation/Japan			African Development Bank
1.13%, 07/19/2017	100	100	0.75%, 10/18/2016	330	331
1.75%, 07/31/2018	650	658	0.88%, 03/15/2018	800	796
3.00%, 05/29/2024	1,000	1,064	1.25%, 09/02/2016	257	260
Mexico Government International Bond			Asian Development Bank
3.50%, 01/21/2021	500	521	0.75%, 01/11/2017	500	501
3.63%, 03/15/2022	300	312	1.13%, 03/15/2017	428	431
4.75%, 03/08/2044	506	531	1.50%, 01/22/2020	300	301
5.13%, 01/15/2020	600	673	1.75%, 09/11/2018	500	510
5.55%, 01/21/2045	300	352	1.88%, 02/18/2022	250	251
5.95%, 03/19/2019	778	889	2.13%, 11/24/2021	750	765
6.05%, 01/11/2040	464	573	2.13%, 03/19/2025	300	303
8.30%, 08/15/2031	738	1,133	5.82%, 06/16/2028	15	20
Panama Government International Bond			6.38%, 10/01/2028	51	71
5.20%, 01/30/2020	1,154	1,284	Corp Andina de Fomento
6.70%, 01/26/2036	224	293	4.38%, 06/15/2022	22	24
8.88%, 09/30/2027	77	113	Council Of Europe Development Bank
Peruvian Government International Bond			1.13%, 05/31/2018	1,000	1,001
5.63%, 11/18/2050	128	156	1.50%, 02/22/2017	128	130
6.55%, 03/14/2037	126	168	1.63%, 03/10/2020	300	302
7.13%, 03/30/2019	30	36	European Bank for Reconstruction &
7.35%, 07/21/2025	180	245	Development
8.75%, 11/21/2033	192	305	1.00%, 02/16/2017	357	360
Philippine Government International Bond			1.63%, 04/10/2018	250	253
3.95%, 01/20/2040	300	318	1.63%, 11/15/2018	300	303
5.00%, 01/13/2037	300	368	1.75%, 06/14/2019	500	508
6.50%, 01/20/2020	200	239	1.88%, 02/23/2022	250	251
8.38%, 06/17/2019	500	627	European Investment Bank
9.38%, 01/18/2017	200	228	1.00%, 08/17/2017	1,000	1,005
9.50%, 02/02/2030	400	672	1.00%, 03/15/2018	750	750
10.63%, 03/16/2025	400	651	1.13%, 09/15/2017	1,400	1,410
Poland Government International Bond			1.25%, 05/15/2018	500	503
4.00%, 01/22/2024	1,000	1,098	1.63%, 03/16/2020	300	302
5.00%, 03/23/2022	528	607	1.75%, 03/15/2017	528	539
5.13%, 04/21/2021	51	59	1.75%, 06/17/2019	750	763
6.38%, 07/15/2019	444	522	1.88%, 03/15/2019	500	511
Republic of Korea			1.88%, 02/10/2025	850	838
3.88%, 09/11/2023	250	277	2.50%, 05/16/2016	102	104
5.13%, 12/07/2016	600	643	2.50%, 04/15/2021	1,500	1,569
South Africa Government International Bond			3.25%, 01/29/2024	1,000	1,103
4.67%, 01/17/2024	200	212	4.88%, 01/17/2017	400	430
6.25%, 03/08/2041	750	900	4.88%, 02/15/2036	25	34
6.88%, 05/27/2019	500	575	5.13%, 09/13/2016	154	164
Svensk Exportkredit AB			5.13%, 05/30/2017	102	111
1.75%, 05/30/2017	200	204	FMS Wertmanagement AoeR
1.88%, 06/17/2019	500	509	0.63%, 04/18/2016	300	300
Tennessee Valley Authority			1.13%, 10/14/2016	400	403
3.50%, 12/15/2042	400	408	1.75%, 03/17/2020	300	303
4.50%, 04/01/2018	51	56	Inter-American Development Bank
5.25%, 09/15/2039	51	67	0.88%, 11/15/2016	350	351
5.38%, 04/01/2056	154	206	1.00%, 07/14/2017	1,000	1,005
6.75%, 11/01/2025	102	142	1.13%, 03/15/2017	257	259
Turkey Government International Bond			1.75%, 08/24/2018	500	509
3.25%, 03/23/2023	700	662	1.75%, 10/15/2019	500	509
4.88%, 04/16/2043	900	889	2.13%, 11/09/2020	250	257
5.75%, 03/22/2024	250	278	3.00%, 02/21/2024	250	271
6.63%, 02/17/2045	200	247	3.88%, 09/17/2019	77	85
6.75%, 04/03/2018	500	554	3.88%, 02/14/2020	77	86
7.00%, 09/26/2016	200	216	International Bank for Reconstruction &
7.00%, 06/05/2020	500	578	Development
7.38%, 02/05/2025	750	931	0.50%, 05/16/2016	500	500
			0.88%, 04/17/2017	500	503

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
International Bank for Reconstruction &			Telefonica Emisiones SAU
Development (continued)			3.19%, 04/27/2018	$1,000	$1,043
1.00%, 09/15/2016	$257	$258	5.13%, 04/27/2020	168	190
1.13%, 07/18/2017	500	505	7.05%, 06/20/2036	295	407
1.38%, 04/10/2018	500	510	Verizon Communications Inc
1.63%, 02/10/2022	1,000	990	1.10%, 11/01/2017	100	99
1.88%, 03/15/2019	500	512	2.45%, 11/01/2022	100	97
2.13%, 11/01/2020	750	773	2.63%, 02/21/2020	1,189	1,210
2.25%, 06/24/2021	500	513	4.40%, 11/01/2034	500	509
7.63%, 01/19/2023	12	17	4.50%, 09/15/2020	400	442
International Finance Corp			4.60%, 04/01/2021	77	86
0.63%, 11/15/2016	250	250	5.15%, 09/15/2023	1,100	1,261
0.88%, 06/15/2018	300	297	6.25%, 04/01/2037	261	322
1.13%, 11/23/2016	328	330	6.35%, 04/01/2019	982	1,143
1.25%, 07/16/2018	500	502	6.40%, 09/15/2033	900	1,123
2.25%, 04/11/2016	300	306	6.55%, 09/15/2043	1,960	2,552
Nordic Investment Bank			6.90%, 04/15/2038	256	334
5.00%, 02/01/2017	354	381	7.75%, 12/01/2030	146	206
		$29,293	Vodafone Group PLC
			2.95%, 02/19/2023	200	197
Telecommunications - 1.58%			5.45%, 06/10/2019	180	204
America Movil SAB de CV			5.63%, 02/27/2017	448	484
2.38%, 09/08/2016	357	363	6.15%, 02/27/2037	201	244
3.13%, 07/16/2022	100	102	6.25%, 11/30/2032	1,000	1,223
5.63%, 11/15/2017	1,015	1,121			$28,792
6.13%, 03/30/2040	102	126
6.38%, 03/01/2035	200	250	Toys, Games & Hobbies - 0.03%
AT&T Inc			Hasbro Inc
1.60%, 02/15/2017	128	128	3.15%, 05/15/2021	250	254
1.70%, 06/01/2017	1,045	1,049	6.35%, 03/15/2040	25	30
2.63%, 12/01/2022	600	584	Mattel Inc
3.00%, 02/15/2022	100	100	2.35%, 05/06/2019	250	249
3.88%, 08/15/2021	77	82			$533
4.30%, 12/15/2042	201	192
4.35%, 06/15/2045	950	909	Transportation - 0.51%
5.50%, 02/01/2018	702	773	Burlington Northern Santa Fe LLC
6.30%, 01/15/2038	500	599	3.00%, 04/01/2025	500	504
6.50%, 09/01/2037	521	638	4.70%, 10/01/2019	783	877
BellSouth Corp			5.15%, 09/01/2043	350	408
6.00%, 11/15/2034	200	223	5.65%, 05/01/2017	54	59
British Telecommunications PLC			6.20%, 08/15/2036	500	663
5.95%, 01/15/2018	669	748	7.95%, 08/15/2030	77	114
9.62%, 12/15/2030(a)	77	127	Canadian National Railway Co
Cisco Systems Inc			1.45%, 12/15/2016	51	52
4.45%, 01/15/2020	102	114	2.25%, 11/15/2022	200	197
4.95%, 02/15/2019	855	962	3.50%, 11/15/2042	200	195
5.90%, 02/15/2039	680	874	5.55%, 03/01/2019	15	17
Deutsche Telekom International Finance BV			Canadian Pacific Railway Co
6.00%, 07/08/2019	300	349	4.45%, 03/15/2023	128	142
8.75%, 06/15/2030(a)	141	216	CSX Corp
Embarq Corp			3.70%, 11/01/2023	500	534
7.08%, 06/01/2016	202	214	4.75%, 05/30/2042	277	315
Harris Corp			6.25%, 03/15/2018	82	93
4.40%, 12/15/2020	51	55	FedEx Corp
Juniper Networks Inc			2.63%, 08/01/2022	100	100
4.35%, 06/15/2025	200	203	3.88%, 08/01/2042	100	96
4.60%, 03/15/2021	1,000	1,064	3.90%, 02/01/2035	300	302
Motorola Solutions Inc			4.50%, 02/01/2065	500	496
4.00%, 09/01/2024	500	517	Norfolk Southern Corp
Orange SA			3.25%, 12/01/2021	251	261
4.13%, 09/14/2021	128	141	3.85%, 01/15/2024	200	216
5.38%, 01/13/2042	102	118	4.80%, 08/15/2043	350	403
9.00%, 03/01/2031(a)	315	486	4.84%, 10/01/2041	100	114
Pacific Bell Telephone Co			7.25%, 02/15/2031	130	182
7.13%, 03/15/2026	377	479	Ryder System Inc
Qwest Corp			2.35%, 02/26/2019	200	201
6.75%, 12/01/2021	200	229	2.45%, 09/03/2019	350	351
7.25%, 10/15/2035	200	207	Union Pacific Corp
Rogers Communications Inc			4.15%, 01/15/2045	350	378
3.00%, 03/15/2023	400	398	4.16%, 07/15/2022	241	270
5.00%, 03/15/2044	500	551	4.75%, 09/15/2041	77	90
6.80%, 08/15/2018	108	125

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Transportation (continued)			Florida - 0.01%
United Parcel Service Inc			State Board of Administration Finance Corp
1.13%, 10/01/2017	$400	$403	2.11%, 07/01/2018	$200	$202
3.13%, 01/15/2021	1,128	1,199
4.88%, 11/15/2040	25	30
6.20%, 01/15/2038	23	31	Georgia - 0.03%
			Municipal Electric Authority of Georgia
		$9,293	6.64%, 04/01/2057	151	198
Trucking & Leasing - 0.01%			7.06%, 04/01/2057	200	238
GATX Corp			State of Georgia
4.75%, 06/15/2022	200	221	4.50%, 11/01/2025	175	197
					$633

Water- 0.00%			Illinois - 0.13%
American Water Capital Corp			Chicago Transit Authority
6.59%, 10/15/2037	5	7	6.20%, 12/01/2040	70	84
			6.90%, 12/01/2040	200	258
TOTAL BONDS		$637,660	City of Chicago IL
	Principal		6.31%, 01/01/2044	250	252
MUNICIPAL BONDS - 0.95%	Amount (000's) Value (000's)		City of Chicago IL Waterworks Revenue
			6.74%, 11/01/2040	145	189
California - 0.36%			County of Cook IL
Bay Area Toll Authority			6.23%, 11/15/2034	102	114
6.26%, 04/01/2049	$300	$432	State of Illinois
6.92%, 04/01/2040	270	380	4.95%, 06/01/2023	30	32
City of Los Angeles Department of Airports			5.10%, 06/01/2033	735	748
6.58%, 05/15/2039	100	134	5.37%, 03/01/2017	100	107
City of San Francisco CA Public Utilities			5.88%, 03/01/2019	345	386
Commission Water Revenue			7.35%, 07/01/2035	70	84
6.00%, 11/01/2040	200	261			$2,254
East Bay Municipal Utility District Water
System Revenue			Kansas - 0.01%
5.87%, 06/01/2040	60	81	State of Kansas Department of
Los Angeles Department of Water			Transportation
6.01%, 07/01/2039	55	71	4.60%, 09/01/2035	115	130
Los Angeles Department of Water & Power
6.57%, 07/01/2045	150	220	Nevada - 0.00%
Los Angeles Unified School District/CA			County of Clark Department of Aviation
5.75%, 07/01/2034	80	102	6.82%, 07/01/2045	25	37
5.76%, 07/01/2029	50	62	6.88%, 07/01/2042	70	81
6.76%, 07/01/2034	130	181			$118
Regents of the University of California
Medical Center Pooled Revenue			New Jersey - 0.06%
6.55%, 05/15/2048	250	341	New Jersey Economic Development
Sacramento Municipal Utility District			Authority (credit support from AGM)
6.16%, 05/15/2036	120	157	0.00%, 02/15/2023(d),(e)	51	38
San Diego County Water Authority Financing			New Jersey Economic Development
Corp			Authority (credit support from NATL-RE)
6.14%, 05/01/2049	110	153	7.43%, 02/15/2029(e)	200	252
Santa Clara Valley Transportation Authority			New Jersey State Turnpike Authority
5.88%, 04/01/2032	25	31	7.10%, 01/01/2041	147	216
State of California			New Jersey Transportation Trust Fund
6.65%, 03/01/2022	1,275	1,583	Authority
7.30%, 10/01/2039	375	559	5.75%, 12/15/2028	190	214
7.60%, 11/01/2040	180	289	6.56%, 12/15/2040	210	268
7.63%, 03/01/2040	280	436	Rutgers The State University of New
7.95%, 03/01/2036	500	618	Jersey (credit support from GO OF UNIV)
University of California			5.67%, 05/01/2040(e)	130	167
1.80%, 07/01/2019	300	302			$1,155
3.93%, 05/15/2045	200	204
5.77%, 05/15/2043	200	257	New York - 0.14%
		$6,854	City of New York NY
			5.52%, 10/01/2037	25	31
Connecticut - 0.00%			5.85%, 06/01/2040	300	392
State of Connecticut			Metropolitan Transportation Authority
5.85%, 03/15/2032	25	32	6.55%, 11/15/2031	180	242
			6.65%, 11/15/2039	100	139
District of Columbia - 0.03%			6.81%, 11/15/2040	135	192
District of Columbia Water & Sewer			New York City Transitional Finance Authority
Authority			Future Tax Secured Revenue
4.81%, 10/01/2114	450	542	5.51%, 08/01/2037	250	316
			New York City Water & Sewer System
			5.72%, 06/15/2042	270	356
			5.95%, 06/15/2042	125	169

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
New York (continued)			(continued)
New York State Dormitory Authority
5.60%, 03/15/2040	$100	$129	2.50%, 10/01/2027	$362	$371
			2.50%, 03/01/2028	804	826
Port Authority of New York & New Jersey			2.50%, 04/01/2028	168	173
4.46%, 10/01/2062	100	109	2.50%, 04/01/2028	58	60
4.96%, 08/01/2046	300	358	2.50%, 04/01/2028 (f)	2,100	2,153
Port Authority of New York & New			2.50%, 06/01/2028	1,028	1,056
Jersey (credit support from GO OF AUTH)
6.04%, 12/01/2029(e)	50	64	2.50%, 06/01/2028	181	186
			2.50%, 06/01/2028	421	433
		$2,497	2.50%, 06/01/2028	195	201
Ohio- 0.03%			2.50%, 07/01/2028	687	706
American Municipal Power Inc			2.50%, 10/01/2028	363	373
6.27%, 02/15/2050	69	88	2.50%, 10/01/2028	345	355
7.50%, 02/15/2050	75	111	2.50%, 10/01/2029	959	984
Ohio State University/The			2.50%, 12/01/2029	1,175	1,206
4.91%, 06/01/2040	125	152	2.50%, 02/01/2043	277	273
		$351	2.67%, 01/01/2042(a)	53	55
			3.00%, 01/01/2027	421	442
Texas- 0.13%			3.00%, 02/01/2027	365	382
City of Houston TX Combined Utility System			3.00%, 02/01/2027	153	160
Revenue			3.00%, 03/01/2027	321	337
3.83%, 05/15/2028	250	269	3.00%, 06/01/2027	245	257
City Public Service Board of San Antonio			3.00%, 04/01/2028(f)	800	838
TX			3.00%, 10/01/2028	906	949
5.72%, 02/01/2041	125	167	3.00%, 07/01/2029	1,088	1,141
5.81%, 02/01/2041	135	180	3.00%, 07/01/2029	630	660
Dallas Area Rapid Transit			3.00%, 07/01/2029	828	867
5.02%, 12/01/2048	50	62	3.00%, 08/01/2029	471	494
Dallas Convention Center Hotel Development			3.00%, 09/01/2029	197	207
Corp			3.00%, 10/01/2029	283	297
7.09%, 01/01/2042	70	93	3.00%, 11/01/2029	483	506
Dallas County Hospital District			3.00%, 11/01/2029	283	296
5.62%, 08/15/2044	83	110	3.00%, 12/01/2029	98	103
Dallas Independent School District (credit			3.00%, 02/01/2032	174	180
support from PSF-GTD)			3.00%, 04/01/2033	435	450
6.45%, 02/15/2035(e)	50	60
			3.00%, 04/01/2033	429	443
Grand Parkway Transportation Corp			3.00%, 06/01/2033	266	275
5.18%, 10/01/2042	300	379	3.00%, 09/01/2033	363	376
State of Texas			3.00%, 09/01/2033	363	375
4.68%, 04/01/2040	100	120	3.00%, 01/01/2035	98	101
5.52%, 04/01/2039	405	542	3.00%, 01/01/2043	598	612
Texas Transportation Commission State			3.00%, 04/01/2043	515	526
Highway Fund			3.00%, 04/01/2043(f)	3,800	3,877
5.18%, 04/01/2030	125	152	3.00%, 05/01/2043	539	551
		$2,134	3.00%, 05/01/2043(f)	600	611
Utah- 0.02%			3.00%, 06/01/2043	940	961
State of Utah			3.00%, 06/01/2043	305	312
3.54%, 07/01/2025	300	323	3.00%, 07/01/2043	96	98
			3.00%, 07/01/2043	1,612	1,648
			3.00%, 07/01/2043	855	874
Washington - 0.00%			3.00%, 07/01/2043	822	840
State of Washington			3.00%, 08/01/2043	369	377
5.09%, 08/01/2033	20	24	3.00%, 08/01/2043	46	47
			3.00%, 08/01/2043	188	192
Wisconsin - 0.00%			3.00%, 08/01/2043	344	351
State of Wisconsin (credit support from			3.00%, 08/01/2043	393	401
AGM)			3.00%, 08/01/2043	517	528
5.70%, 05/01/2026(e)	50	61	3.00%, 08/01/2043	2,685	2,744
			3.00%, 09/01/2043	959	980
TOTAL MUNICIPAL BONDS		$17,310	3.00%, 09/01/2043	590	603
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 09/01/2043	99	101
AGENCY OBLIGATIONS - 63.81%	Amount (000's) Value (000's)		3.00%, 09/01/2043	469	479
Federal Home Loan Mortgage Corporation (FHLMC) -			3.00%, 10/01/2043	248	253
7.59%			3.00%, 10/01/2043	793	810
2.00%, 09/01/2028	$243	$243	3.50%, 04/01/2021	83	88
2.00%, 08/01/2029	1,017	1,018	3.50%, 10/01/2023	194	206
2.23%, 07/01/2043(a)	250	256	3.50%, 10/01/2025	27	29
2.44%, 10/01/2043(a)	673	693	3.50%, 10/01/2025	18	19
2.50%, 08/01/2027	196	202	3.50%, 11/01/2025	46	49
2.50%, 08/01/2027	207	213	3.50%, 11/01/2025	21	22
			3.50%, 11/01/2025	13	13
			3.50%, 11/01/2025	61	65

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 11/01/2025	$8	$8	4.00%, 06/01/2025	$63	$66
3.50%, 12/01/2025	17	18	4.00%, 06/01/2025	33	36
3.50%, 12/01/2025	53	56	4.00%, 06/01/2025	371	395
3.50%, 01/01/2026	35	37	4.00%, 07/01/2025	540	575
3.50%, 01/01/2026	767	820	4.00%, 07/01/2025	12	13
3.50%, 02/01/2026	29	31	4.00%, 08/01/2025	25	26
3.50%, 04/01/2026	74	79	4.00%, 08/01/2025	35	38
3.50%, 05/01/2026	82	87	4.00%, 09/01/2025	7	7
3.50%, 06/01/2026	12	13	4.00%, 10/01/2025	83	89
3.50%, 06/01/2026	19	20	4.00%, 02/01/2026	38	40
3.50%, 07/01/2026	56	59	4.00%, 05/01/2026	102	109
3.50%, 07/01/2026	74	78	4.00%, 07/01/2026	65	69
3.50%, 07/01/2026	11	12	4.00%, 12/01/2030	94	101
3.50%, 08/01/2026	45	48	4.00%, 08/01/2031	106	115
3.50%, 09/01/2026	61	64	4.00%, 10/01/2031	141	152
3.50%, 10/01/2026	38	40	4.00%, 11/01/2031	43	46
3.50%, 01/01/2027	83	88	4.00%, 12/01/2031	68	73
3.50%, 01/01/2029	497	528	4.00%, 11/01/2033	172	185
3.50%, 06/01/2029	500	531	4.00%, 01/01/2034	272	293
3.50%, 07/01/2029	181	193	4.00%, 06/01/2039	7	8
3.50%, 08/01/2029	102	108	4.00%, 07/01/2039	59	64
3.50%, 01/01/2032	258	272	4.00%, 09/01/2039	34	36
3.50%, 02/01/2032	161	170	4.00%, 12/01/2039	30	32
3.50%, 03/01/2032	193	204	4.00%, 12/01/2039	46	50
3.50%, 04/01/2032	181	191	4.00%, 01/01/2040	45	49
3.50%, 08/01/2032	152	161	4.00%, 03/01/2040	24	25
3.50%, 01/01/2034	176	185	4.00%, 09/01/2040	60	64
3.50%, 02/01/2035	298	314	4.00%, 09/01/2040	11	12
3.50%, 02/01/2041	71	74	4.00%, 10/01/2040	128	137
3.50%, 10/01/2041	72	75	4.00%, 10/01/2040	55	59
3.50%, 11/01/2041	68	71	4.00%, 12/01/2040	83	89
3.50%, 01/01/2042	150	158	4.00%, 12/01/2040	150	160
3.50%, 02/01/2042	853	896	4.00%, 12/01/2040	72	77
3.50%, 02/01/2042	66	69	4.00%, 12/01/2040	57	61
3.50%, 03/01/2042	19	20	4.00%, 12/01/2040	86	93
3.50%, 03/01/2042	77	81	4.00%, 02/01/2041	589	631
3.50%, 04/01/2042	202	212	4.00%, 02/01/2041	130	140
3.50%, 04/01/2042	184	193	4.00%, 02/01/2041	162	173
3.50%, 04/01/2042	191	200	4.00%, 04/01/2041	66	70
3.50%, 04/01/2042	49	51	4.00%, 07/01/2041	53	57
3.50%, 04/01/2042	201	211	4.00%, 08/01/2041	50	54
3.50%, 06/01/2042	144	151	4.00%, 08/01/2041	131	140
3.50%, 06/01/2042	143	151	4.00%, 10/01/2041	163	175
3.50%, 06/01/2042	528	554	4.00%, 10/01/2041	77	82
3.50%, 07/01/2042	741	778	4.00%, 10/01/2041	173	185
3.50%, 07/01/2042	896	941	4.00%, 10/01/2041	67	72
3.50%, 08/01/2042	186	195	4.00%, 10/01/2041	20	22
3.50%, 08/01/2042	899	944	4.00%, 11/01/2041	295	316
3.50%, 08/01/2042	373	392	4.00%, 11/01/2041	167	178
3.50%, 02/01/2043	926	972	4.00%, 11/01/2041	107	115
3.50%, 08/01/2043	72	75	4.00%, 03/01/2042	175	187
3.50%, 02/01/2044	912	956	4.00%, 06/01/2042	332	357
3.50%, 06/01/2044	1,813	1,902	4.00%, 06/01/2042	284	304
3.50%, 08/01/2044	1,025	1,075	4.00%, 01/01/2044	382	408
3.50%, 09/01/2044	935	981	4.00%, 02/01/2044	824	888
3.50%, 04/01/2045(f)	12,400	12,996	4.00%, 02/01/2044	506	540
3.50%, 05/01/2045(f)	1,000	1,046	4.00%, 02/01/2044	279	298
4.00%, 05/01/2018	12	13	4.00%, 05/01/2044	185	197
4.00%, 05/01/2018	120	126	4.00%, 05/01/2044	286	306
4.00%, 10/01/2018	89	94	4.00%, 07/01/2044	873	932
4.00%, 04/01/2019	21	23	4.00%, 10/01/2044	959	1,025
4.00%, 10/01/2020	86	91	4.00%, 12/01/2044	1,183	1,264
4.00%, 05/01/2024	72	76	4.00%, 04/01/2045(f)	14,600	15,595
4.00%, 05/01/2024	132	140	4.50%, 05/01/2018	48	50
4.00%, 12/01/2024	17	18	4.50%, 08/01/2018	99	103
4.00%, 01/01/2025	42	45	4.50%, 11/01/2018	23	24
4.00%, 02/01/2025	27	29	4.50%, 04/01/2019	21	22
4.00%, 03/01/2025	22	23	4.50%, 04/01/2023	16	17
4.00%, 03/01/2025	33	35	4.50%, 01/01/2024	10	11
4.00%, 04/01/2025	34	36	4.50%, 01/01/2024	25	26
4.00%, 06/01/2025	30	32	4.50%, 04/01/2024	121	130

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 07/01/2024	$22	$24	4.50%, 04/01/2043(f)	$600	$653
4.50%, 09/01/2024	30	32	4.50%, 09/01/2043	92	101
4.50%, 09/01/2024	33	36	4.50%, 09/01/2043	508	553
4.50%, 11/01/2024	213	230	4.50%, 10/01/2043	46	50
4.50%, 04/01/2025	32	35	4.50%, 11/01/2043	39	43
4.50%, 05/01/2025	26	28	4.50%, 11/01/2043	241	262
4.50%, 07/01/2025	41	44	4.50%, 11/01/2043	100	109
4.50%, 09/01/2026	331	351	4.50%, 11/01/2043	362	394
4.50%, 02/01/2030	35	38	4.50%, 01/01/2044	528	576
4.50%, 08/01/2030	27	29	4.50%, 01/01/2044	444	484
4.50%, 05/01/2031	33	36	4.50%, 03/01/2044	571	622
4.50%, 06/01/2031	220	240	4.50%, 05/01/2044	842	917
4.50%, 05/01/2034	2	2	4.50%, 07/01/2044	200	218
4.50%, 08/01/2035	216	237	4.89%, 06/01/2038(a)	10	10
4.50%, 08/01/2035	110	120	5.00%, 05/01/2018	7	7
4.50%, 08/01/2036	34	37	5.00%, 08/01/2018	13	14
4.50%, 02/01/2039	85	93	5.00%, 10/01/2018	27	29
4.50%, 02/01/2039	3	3	5.00%, 04/01/2019	10	10
4.50%, 03/01/2039	57	64	5.00%, 12/01/2019	28	29
4.50%, 04/01/2039	128	139	5.00%, 12/01/2021	67	71
4.50%, 05/01/2039	400	437	5.00%, 02/01/2022	11	12
4.50%, 06/01/2039	73	80	5.00%, 09/01/2022	14	15
4.50%, 06/01/2039	376	410	5.00%, 06/01/2023	253	275
4.50%, 09/01/2039	560	611	5.00%, 06/01/2023	10	11
4.50%, 10/01/2039	241	263	5.00%, 09/01/2023	475	526
4.50%, 10/01/2039	120	134	5.00%, 12/01/2023	112	121
4.50%, 11/01/2039	73	80	5.00%, 04/01/2024	86	95
4.50%, 11/01/2039	109	119	5.00%, 07/01/2024	14	15
4.50%, 11/01/2039	34	38	5.00%, 06/01/2025	14	15
4.50%, 11/01/2039	95	104	5.00%, 06/01/2026	105	112
4.50%, 12/01/2039	159	177	5.00%, 08/01/2026	144	159
4.50%, 12/01/2039	51	56	5.00%, 12/01/2027	70	77
4.50%, 02/01/2040	126	140	5.00%, 02/01/2030	15	17
4.50%, 02/01/2040	120	134	5.00%, 03/01/2030	11	12
4.50%, 02/01/2040	20	22	5.00%, 07/01/2031	480	532
4.50%, 02/01/2040	92	100	5.00%, 08/01/2033	11	12
4.50%, 04/01/2040	104	114	5.00%, 08/01/2033	83	92
4.50%, 05/01/2040	111	123	5.00%, 09/01/2033	33	36
4.50%, 05/01/2040	39	42	5.00%, 09/01/2033	14	15
4.50%, 07/01/2040	84	93	5.00%, 03/01/2034	18	21
4.50%, 07/01/2040	88	98	5.00%, 04/01/2034	39	44
4.50%, 08/01/2040	40	44	5.00%, 05/01/2034	55	61
4.50%, 08/01/2040	78	85	5.00%, 05/01/2035	69	77
4.50%, 08/01/2040	53	58	5.00%, 06/01/2035	338	377
4.50%, 08/01/2040	41	45	5.00%, 08/01/2035	22	24
4.50%, 08/01/2040	150	166	5.00%, 08/01/2035	10	11
4.50%, 09/01/2040	23	25	5.00%, 09/01/2035	64	72
4.50%, 09/01/2040	36	39	5.00%, 09/01/2035	25	28
4.50%, 09/01/2040	29	31	5.00%, 10/01/2035	28	31
4.50%, 10/01/2040	440	481	5.00%, 11/01/2035	110	123
4.50%, 02/01/2041	73	80	5.00%, 12/01/2035	64	71
4.50%, 03/01/2041	676	738	5.00%, 12/01/2035	100	111
4.50%, 03/01/2041	105	115	5.00%, 04/01/2036	4	4
4.50%, 03/01/2041	543	592	5.00%, 06/01/2036	12	13
4.50%, 03/01/2041	943	1,039	5.00%, 08/01/2036	50	55
4.50%, 04/01/2041	140	153	5.00%, 01/01/2037	116	129
4.50%, 04/01/2041	72	79	5.00%, 05/01/2037	11	12
4.50%, 05/01/2041	158	172	5.00%, 01/01/2038	565	626
4.50%, 05/01/2041	51	56	5.00%, 02/01/2038	277	307
4.50%, 05/01/2041	154	169	5.00%, 02/01/2038	24	26
4.50%, 06/01/2041	92	101	5.00%, 03/01/2038	4	4
4.50%, 06/01/2041	76	84	5.00%, 06/01/2038	11	13
4.50%, 06/01/2041	65	71	5.00%, 09/01/2038	4	4
4.50%, 06/01/2041	54	59	5.00%, 09/01/2038	21	23
4.50%, 07/01/2041	95	103	5.00%, 11/01/2038	662	733
4.50%, 07/01/2041	99	108	5.00%, 12/01/2038	598	663
4.50%, 08/01/2041	73	79	5.00%, 01/01/2039	11	12
4.50%, 09/01/2041	812	888	5.00%, 01/01/2039	58	64
4.50%, 10/01/2041	130	142	5.00%, 02/01/2039	34	38
4.50%, 11/01/2041	656	717	5.00%, 03/01/2039	53	59
4.50%, 03/01/2042	145	158	5.00%, 06/01/2039	14	15

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.00%, 07/01/2039	$58	$65	5.50%, 09/01/2038	$15	$17
5.00%, 09/01/2039	112	126	5.50%, 09/01/2038	258	290
5.00%, 09/01/2039	927	1,026	5.50%, 10/01/2038	225	252
5.00%, 10/01/2039	71	80	5.50%, 10/01/2038	8	9
5.00%, 01/01/2040	138	155	5.50%, 11/01/2038	2	2
5.00%, 03/01/2040	23	26	5.50%, 11/01/2038	10	11
5.00%, 07/01/2040	82	91	5.50%, 12/01/2038	204	229
5.00%, 07/01/2040	85	95	5.50%, 01/01/2039	30	33
5.00%, 08/01/2040	67	77	5.50%, 02/01/2039	342	383
5.00%, 08/01/2040	235	261	5.50%, 03/01/2039	575	646
5.00%, 09/01/2040	265	296	5.50%, 04/01/2039	43	49
5.00%, 02/01/2041	1,154	1,283	5.50%, 09/01/2039	70	79
5.00%, 04/01/2041	59	66	5.50%, 12/01/2039	60	67
5.00%, 05/01/2041	15	16	5.50%, 01/01/2040	57	65
5.00%, 06/01/2041	282	313	5.50%, 03/01/2040	8	10
5.00%, 07/01/2041	87	96	5.50%, 06/01/2040	70	80
5.00%, 09/01/2041	107	119	5.50%, 06/01/2041	755	847
5.00%, 10/01/2041	118	131	6.00%, 05/01/2021	2	2
5.00%, 11/01/2041	363	402	6.00%, 11/01/2022	10	11
5.00%, 04/01/2043(f)	300	333	6.00%, 02/01/2027	26	29
5.50%, 10/01/2016	4	4	6.00%, 07/01/2029	1	2
5.50%, 02/01/2017	7	8	6.00%, 07/01/2029	5	6
5.50%, 01/01/2018	4	4	6.00%, 02/01/2031	4	5
5.50%, 01/01/2018	14	15	6.00%, 12/01/2031	4	5
5.50%, 01/01/2022	12	13	6.00%, 01/01/2032	38	44
5.50%, 04/01/2023	39	43	6.00%, 11/01/2033	63	71
5.50%, 01/01/2028	193	217	6.00%, 06/01/2034	57	66
5.50%, 12/01/2032	57	64	6.00%, 08/01/2034	8	9
5.50%, 03/01/2033	6	7	6.00%, 05/01/2036	34	39
5.50%, 12/01/2033	3	3	6.00%, 06/01/2036	59	68
5.50%, 01/01/2034	20	23	6.00%, 11/01/2036	58	66
5.50%, 01/01/2034	115	130	6.00%, 12/01/2036	272	311
5.50%, 02/01/2034	277	312	6.00%, 02/01/2037	5	6
5.50%, 03/01/2034	48	54	6.00%, 03/01/2037	3	3
5.50%, 10/01/2034	19	22	6.00%, 05/01/2037	4	4
5.50%, 10/01/2034	4	5	6.00%, 10/01/2037	27	31
5.50%, 02/01/2035	41	46	6.00%, 11/01/2037	32	36
5.50%, 03/01/2035	28	32	6.00%, 12/01/2037	142	162
5.50%, 05/01/2035	31	35	6.00%, 12/01/2037	6	7
5.50%, 11/01/2035	46	52	6.00%, 01/01/2038	31	35
5.50%, 04/01/2036	569	639	6.00%, 01/01/2038	8	9
5.50%, 05/01/2036	11	13	6.00%, 01/01/2038(a)	10	11
5.50%, 05/01/2036	46	52	6.00%, 01/01/2038	103	118
5.50%, 07/01/2036	46	52	6.00%, 01/01/2038	26	29
5.50%, 07/01/2036	208	234	6.00%, 01/01/2038	30	34
5.50%, 11/01/2036	25	29	6.00%, 04/01/2038	178	202
5.50%, 12/01/2036	8	9	6.00%, 05/01/2038	40	46
5.50%, 12/01/2036	378	424	6.00%, 07/01/2038	14	16
5.50%, 12/01/2036	1	2	6.00%, 07/01/2038	24	28
5.50%, 12/01/2036	307	344	6.00%, 08/01/2038	11	12
5.50%, 01/01/2037	342	387	6.00%, 09/01/2038	18	21
5.50%, 02/01/2037	211	236	6.00%, 09/01/2038	13	15
5.50%, 02/01/2037	2	2	6.00%, 12/01/2039	6	7
5.50%, 07/01/2037	3	4	6.50%, 06/01/2017	4	4
5.50%, 07/01/2037	23	26	6.50%, 04/01/2028	1	1
5.50%, 09/01/2037	13	15	6.50%, 03/01/2029	1	2
5.50%, 11/01/2037	16	18	6.50%, 05/01/2031	8	9
5.50%, 01/01/2038	72	81	6.50%, 06/01/2031	1	1
5.50%, 01/01/2038	13	14	6.50%, 10/01/2031	1	1
5.50%, 04/01/2038	3	4	6.50%, 05/01/2032	1	1
5.50%, 04/01/2038	6	7	6.50%, 04/01/2035	3	3
5.50%, 04/01/2038	54	61	6.50%, 03/01/2036	4	5
5.50%, 05/01/2038	13	15	6.50%, 09/01/2036	13	15
5.50%, 05/01/2038	8	9	6.50%, 08/01/2037	4	5
5.50%, 06/01/2038	177	199	6.50%, 10/01/2037	30	36
5.50%, 06/01/2038	4	4	6.50%, 11/01/2037	19	23
5.50%, 06/01/2038	16	17	6.50%, 12/01/2037	2	2
5.50%, 07/01/2038	6	6	6.50%, 02/01/2038	4	5
5.50%, 07/01/2038	38	43	6.50%, 09/01/2038	19	22
5.50%, 07/01/2038	8	9	6.50%, 10/01/2038	7	9
5.50%, 08/01/2038	56	63	6.50%, 01/01/2039	13	15

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			3.00%, 03/01/2029	$650	$682
6.50%, 09/01/2039	$28	$33	3.00%, 04/01/2029	94	98
7.00%, 10/01/2029	1	1
7.00%, 09/01/2031	7	8	3.00%, 04/01/2029	472	495
			3.00%, 05/01/2029	293	308
7.00%, 01/01/2032	1	1	3.00%, 05/01/2029	100	105
7.00%, 09/01/2038	7	9
7.50%, 07/01/2029	25	31	3.00%, 05/01/2029	186	195
			3.00%, 06/01/2029	196	205
7.50%, 10/01/2030	2	2	3.00%, 07/01/2029	235	247
		$138,658	3.00%, 08/01/2029	443	465
Federal National Mortgage Association (FNMA) - 13.02%			3.00%, 08/01/2029	40	42
2.00%, 08/01/2028	233	233	3.00%, 08/01/2029	506	531
2.00%, 09/01/2028	343	343	3.00%, 08/01/2029	426	447
2.00%, 11/01/2028	67	67	3.00%, 10/01/2029	288	302
2.00%, 01/01/2029	24	24	3.00%, 10/01/2029	447	470
2.00%, 05/01/2029	885	886	3.00%, 10/01/2029	318	334
2.00%, 04/01/2030(f)	600	601	3.00%, 11/01/2029	180	189
2.18%, 05/01/2043(a)	432	443	3.00%, 01/01/2030	1,171	1,229
2.50%, 12/01/2027	23	24	3.00%, 04/01/2030(f)	1,900	1,992
2.50%, 01/01/2028	374	385	3.00%, 08/01/2032	590	612
2.50%, 02/01/2028	92	94	3.00%, 10/01/2032	630	653
2.50%, 04/01/2028(f)	5,100	5,238	3.00%, 08/01/2033	1,413	1,465
2.50%, 06/01/2028	22	23	3.00%, 12/01/2033	636	663
2.50%, 06/01/2028	579	595	3.00%, 10/01/2034	190	197
2.50%, 07/01/2028	427	439	3.00%, 11/01/2034	192	198
2.50%, 08/01/2028	183	188	3.00%, 02/01/2035	496	514
2.50%, 08/01/2028	428	441	3.00%, 04/01/2042	377	387
2.50%, 08/01/2028	25	25	3.00%, 09/01/2042	190	195
2.50%, 08/01/2028	392	403	3.00%, 12/01/2042	189	194
2.50%, 09/01/2028	174	179	3.00%, 02/01/2043	802	823
2.50%, 09/01/2028	494	508	3.00%, 02/01/2043	823	844
2.50%, 10/01/2028	517	532	3.00%, 04/01/2043	641	657
2.50%, 05/01/2029	96	99	3.00%, 04/01/2043	700	717
2.50%, 06/01/2029	914	940	3.00%, 04/01/2043	816	836
2.50%, 07/01/2029	400	411	3.00%, 04/01/2043	628	644
2.50%, 07/01/2029	424	436	3.00%, 04/01/2043	1,808	1,852
2.50%, 07/01/2029	529	544	3.00%, 04/01/2043	817	837
2.50%, 09/01/2029	577	594	3.00%, 04/01/2043(f)	10,100	10,326
2.50%, 09/01/2029	95	97	3.00%, 04/01/2043	520	533
2.50%, 12/01/2029	500	514	3.00%, 04/01/2043	460	471
2.50%, 12/01/2029	161	165	3.00%, 05/01/2043	527	540
2.50%, 12/01/2029	100	103	3.00%, 05/01/2043	928	951
2.50%, 01/01/2030	430	442	3.00%, 05/01/2043	633	649
2.50%, 02/01/2030	200	206	3.00%, 05/01/2043	100	103
2.50%, 11/01/2032	87	88	3.00%, 06/01/2043	845	865
2.50%, 07/01/2033	179	181	3.00%, 06/01/2043	632	648
2.50%, 01/01/2043	826	817	3.00%, 06/01/2043	41	42
2.50%, 07/01/2043	298	295	3.00%, 06/01/2043	32	33
2.50%, 08/01/2043	194	193	3.00%, 06/01/2043	842	863
2.51%, 07/01/2041	57	61	3.00%, 07/01/2043	272	279
2.60%, 02/01/2042(a)	111	117	3.00%, 07/01/2043	55	56
2.68%, 12/01/2043(a)	131	137	3.00%, 07/01/2043	441	452
2.72%, 11/01/2043(a)	323	335	3.00%, 07/01/2043	694	711
2.81%, 01/01/2042(a)	118	124	3.00%, 07/01/2043	251	257
2.86%, 02/01/2042(a)	69	73	3.00%, 07/01/2043	467	478
2.94%, 05/01/2042(a)	427	444	3.00%, 08/01/2043	485	497
3.00%, 08/01/2021	380	399	3.00%, 08/01/2043	112	115
3.00%, 09/01/2026	105	110	3.00%, 08/01/2043	289	296
3.00%, 11/01/2026	371	390	3.00%, 08/01/2043	188	192
3.00%, 11/01/2026	130	137	3.00%, 08/01/2043	1,392	1,426
3.00%, 01/01/2027	92	96	3.00%, 08/01/2043	926	948
3.00%, 02/01/2027	84	88	3.00%, 08/01/2043	392	402
3.00%, 04/01/2027	153	161	3.00%, 08/01/2043	755	772
3.00%, 04/01/2027	142	149	3.00%, 09/01/2043	23	24
3.00%, 07/01/2027	424	446	3.00%, 09/01/2043	479	490
3.00%, 08/01/2027	465	488	3.00%, 09/01/2043	23	24
3.00%, 10/01/2028	734	770	3.00%, 09/01/2043	1,141	1,169
3.00%, 11/01/2028	491	516	3.00%, 09/01/2043	33	33
3.00%, 12/01/2028	57	59	3.00%, 10/01/2043	252	258
3.00%, 12/01/2028	76	80	3.00%, 11/01/2043	180	184
3.00%, 02/01/2029	388	407	3.00%, 11/01/2043	280	287
3.00%, 03/01/2029	297	312	3.00%, 11/01/2043	183	188

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 01/01/2044	$196	$200	3.50%, 03/01/2042	$641	$674
3.03%, 12/01/2041(a)	57	60	3.50%, 03/01/2042	77	81
3.12%, 06/01/2040(a)	23	25	3.50%, 04/01/2042	172	181
3.17%, 12/01/2040(a)	38	40	3.50%, 04/01/2042	165	174
3.23%, 07/01/2040(a)	68	72	3.50%, 04/01/2042	138	145
3.42%, 01/01/2040(a)	53	56	3.50%, 04/01/2042	137	144
3.49%, 02/01/2041(a)	43	45	3.50%, 05/01/2042	207	218
3.50%, 03/01/2020	55	59	3.50%, 07/01/2042	232	244
3.50%, 01/01/2021	43	46	3.50%, 07/01/2042	399	420
3.50%, 05/01/2021	200	212	3.50%, 08/01/2042	280	294
3.50%, 08/01/2025	35	38	3.50%, 09/01/2042	220	231
3.50%, 10/01/2025	27	29	3.50%, 09/01/2042	99	104
3.50%, 11/01/2025	32	33	3.50%, 10/01/2042	34	36
3.50%, 12/01/2025	57	61	3.50%, 10/01/2042	799	840
3.50%, 12/01/2025	36	38	3.50%, 04/01/2043	188	198
3.50%, 12/01/2025	188	200	3.50%, 04/01/2043	355	374
3.50%, 01/01/2026	110	117	3.50%, 05/01/2043	1,143	1,205
3.50%, 01/01/2026	877	932	3.50%, 05/01/2043(f)	1,000	1,048
3.50%, 02/01/2026	73	77	3.50%, 05/01/2043	495	521
3.50%, 03/01/2026	838	891	3.50%, 05/01/2043	928	980
3.50%, 03/01/2026	11	12	3.50%, 06/01/2043	545	573
3.50%, 05/01/2026	17	19	3.50%, 06/01/2043	941	994
3.50%, 06/01/2026	88	93	3.50%, 07/01/2043	513	542
3.50%, 07/01/2026	12	13	3.50%, 08/01/2043	277	292
3.50%, 08/01/2026	11	12	3.50%, 09/01/2043	952	1,001
3.50%, 08/01/2026	132	140	3.50%, 09/01/2043	361	379
3.50%, 09/01/2026	549	583	3.50%, 12/01/2043	298	314
3.50%, 10/01/2026	45	48	3.50%, 01/01/2044	94	99
3.50%, 12/01/2026	610	648	3.50%, 02/01/2044	901	948
3.50%, 12/01/2026	161	171	3.50%, 02/01/2044	511	537
3.50%, 01/01/2027	181	192	3.50%, 04/01/2044	93	98
3.50%, 01/01/2027	103	109	3.50%, 10/01/2044	486	511
3.50%, 02/01/2027	401	426	3.50%, 10/01/2044	285	299
3.50%, 11/01/2028	560	595	3.50%, 10/01/2044	249	262
3.50%, 12/01/2028	312	331	3.50%, 12/01/2044	1,172	1,232
3.50%, 03/01/2029	492	522	3.50%, 12/01/2044	1,191	1,253
3.50%, 03/01/2029	40	42	3.50%, 04/01/2045(f)	20,600	21,636
3.50%, 01/01/2031	20	21	3.53%, 05/01/2041(a)	42	45
3.50%, 04/01/2031	40	42	3.58%, 08/01/2040(a)	28	30
3.50%, 04/01/2032	165	175	3.61%, 05/01/2041(a)	38	40
3.50%, 05/01/2032	357	378	4.00%, 08/01/2018	452	477
3.50%, 06/01/2032	578	614	4.00%, 09/01/2018	73	77
3.50%, 07/01/2032	228	241	4.00%, 09/01/2018	159	168
3.50%, 09/01/2032	357	377	4.00%, 09/01/2018	56	59
3.50%, 09/01/2033	168	178	4.00%, 05/01/2019	175	185
3.50%, 10/01/2033	340	359	4.00%, 07/01/2019	26	27
3.50%, 11/01/2033	345	364	4.00%, 03/01/2024	129	136
3.50%, 01/01/2034	264	279	4.00%, 05/01/2024	23	24
3.50%, 06/01/2034	482	509	4.00%, 05/01/2024	28	30
3.50%, 08/01/2034	132	140	4.00%, 06/01/2024	51	54
3.50%, 10/01/2040	19	19	4.00%, 07/01/2024	47	49
3.50%, 11/01/2040	66	69	4.00%, 09/01/2024	21	22
3.50%, 12/01/2040	74	78	4.00%, 10/01/2024	193	205
3.50%, 01/01/2041	48	51	4.00%, 11/01/2024	10	10
3.50%, 02/01/2041	31	33	4.00%, 01/01/2025	36	38
3.50%, 02/01/2041	28	30	4.00%, 03/01/2025	37	39
3.50%, 03/01/2041	111	117	4.00%, 04/01/2025	12	13
3.50%, 03/01/2041	169	177	4.00%, 04/01/2025	192	203
3.50%, 10/01/2041	297	313	4.00%, 05/01/2025	7	7
3.50%, 12/01/2041	300	315	4.00%, 05/01/2025	37	40
3.50%, 12/01/2041	866	911	4.00%, 05/01/2025	34	36
3.50%, 12/01/2041	920	968	4.00%, 05/01/2025	34	36
3.50%, 01/01/2042	166	175	4.00%, 05/01/2025	11	12
3.50%, 01/01/2042	161	169	4.00%, 06/01/2025	29	31
3.50%, 01/01/2042	308	324	4.00%, 06/01/2025	12	13
3.50%, 02/01/2042	41	44	4.00%, 07/01/2025	83	88
3.50%, 02/01/2042	69	73	4.00%, 08/01/2025	38	40
3.50%, 03/01/2042	366	385	4.00%, 09/01/2025	41	44
3.50%, 03/01/2042	178	187	4.00%, 11/01/2025	52	55
3.50%, 03/01/2042	206	217	4.00%, 12/01/2025	64	68
3.50%, 03/01/2042	96	101	4.00%, 01/01/2026	172	183

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2026	$28	$30	4.00%, 01/01/2042	$170	$182
4.00%, 01/01/2026	333	352	4.00%, 01/01/2042	42	45
4.00%, 03/01/2026	86	91	4.00%, 01/01/2042	137	147
4.00%, 03/01/2026	157	167	4.00%, 02/01/2042	93	99
4.00%, 03/01/2026	7	7	4.00%, 05/01/2042	872	936
4.00%, 05/01/2026	46	49	4.00%, 02/01/2043	329	352
4.00%, 06/01/2026	47	50	4.00%, 02/01/2043	321	344
4.00%, 07/01/2026	44	47	4.00%, 08/01/2043	268	286
4.00%, 08/01/2026	213	227	4.00%, 09/01/2043	206	221
4.00%, 09/01/2026	98	104	4.00%, 12/01/2043	400	428
4.00%, 04/01/2029	12	13	4.00%, 01/01/2044	935	1,009
4.00%, 10/01/2030	36	39	4.00%, 02/01/2044	95	102
4.00%, 12/01/2030	290	312	4.00%, 06/01/2044	939	1,013
4.00%, 02/01/2031	99	106	4.00%, 07/01/2044	1,064	1,138
4.00%, 07/01/2031	61	66	4.00%, 10/01/2044	428	458
4.00%, 10/01/2031	240	259	4.00%, 11/01/2044	215	230
4.00%, 11/01/2031	57	61	4.00%, 12/01/2044	200	214
4.00%, 12/01/2031	47	51	4.00%, 12/01/2044	1,127	1,206
4.00%, 01/01/2032	72	78	4.00%, 12/01/2044	156	167
4.00%, 09/01/2033	477	515	4.00%, 01/01/2045	500	535
4.00%, 03/01/2039	20	21	4.00%, 02/01/2045	499	535
4.00%, 08/01/2039	10	11	4.00%, 04/01/2045(f)	29,950	32,023
4.00%, 08/01/2039	65	70	4.50%, 02/01/2018	26	28
4.00%, 10/01/2039	21	22	4.50%, 05/01/2018	418	439
4.00%, 11/01/2039	76	81	4.50%, 07/01/2018	16	17
4.00%, 12/01/2039	27	29	4.50%, 08/01/2018	288	302
4.00%, 02/01/2040	78	84	4.50%, 09/01/2018	354	371
4.00%, 05/01/2040	8	8	4.50%, 12/01/2018	272	285
4.00%, 05/01/2040	54	58	4.50%, 01/01/2019	2	2
4.00%, 08/01/2040	37	40	4.50%, 03/01/2019	116	121
4.00%, 10/01/2040	67	72	4.50%, 03/01/2019	90	95
4.00%, 10/01/2040	125	134	4.50%, 04/01/2019	267	280
4.00%, 10/01/2040	40	43	4.50%, 05/01/2019	52	54
4.00%, 10/01/2040	67	72	4.50%, 08/01/2019	4	4
4.00%, 10/01/2040	43	47	4.50%, 09/01/2020	9	9
4.00%, 10/01/2040	21	22	4.50%, 05/01/2022	25	27
4.00%, 10/01/2040	28	30	4.50%, 02/01/2024	6	7
4.00%, 11/01/2040	32	35	4.50%, 04/01/2024	4	4
4.00%, 12/01/2040	35	37	4.50%, 04/01/2024	2	2
4.00%, 12/01/2040	81	87	4.50%, 11/01/2024	18	20
4.00%, 12/01/2040	137	147	4.50%, 12/01/2024	23	25
4.00%, 12/01/2040	94	100	4.50%, 12/01/2024	45	48
4.00%, 12/01/2040	123	132	4.50%, 02/01/2025	56	60
4.00%, 01/01/2041	838	899	4.50%, 02/01/2025	35	37
4.00%, 01/01/2041	59	63	4.50%, 04/01/2025	7	8
4.00%, 01/01/2041	158	170	4.50%, 05/01/2025	52	56
4.00%, 01/01/2041	97	104	4.50%, 04/01/2026	77	83
4.00%, 02/01/2041	245	263	4.50%, 07/01/2029	6	6
4.00%, 02/01/2041	75	80	4.50%, 02/01/2030	32	35
4.00%, 02/01/2041	137	147	4.50%, 04/01/2030	11	12
4.00%, 02/01/2041	94	101	4.50%, 08/01/2030	223	244
4.00%, 02/01/2041	141	151	4.50%, 09/01/2030	180	198
4.00%, 03/01/2041	712	763	4.50%, 01/01/2031	36	39
4.00%, 03/01/2041	141	151	4.50%, 04/01/2031	21	23
4.00%, 03/01/2041	60	64	4.50%, 05/01/2031	32	35
4.00%, 04/01/2041	12	13	4.50%, 07/01/2031	130	143
4.00%, 09/01/2041	39	42	4.50%, 08/01/2031	67	74
4.00%, 09/01/2041	241	258	4.50%, 08/01/2033	4	4
4.00%, 09/01/2041	306	327	4.50%, 08/01/2033	38	42
4.00%, 10/01/2041	127	136	4.50%, 11/01/2033	86	94
4.00%, 10/01/2041	23	25	4.50%, 02/01/2035	287	314
4.00%, 10/01/2041	250	268	4.50%, 12/01/2035	239	263
4.00%, 11/01/2041	138	148	4.50%, 01/01/2036	3	4
4.00%, 11/01/2041	107	115	4.50%, 03/01/2036	9	10
4.00%, 11/01/2041	197	212	4.50%, 04/01/2038	80	87
4.00%, 11/01/2041	46	49	4.50%, 06/01/2038	48	53
4.00%, 12/01/2041	126	135	4.50%, 01/01/2039	11	12
4.00%, 12/01/2041	129	138	4.50%, 02/01/2039	26	29
4.00%, 12/01/2041	359	385	4.50%, 04/01/2039	20	22
4.00%, 12/01/2041	186	200	4.50%, 04/01/2039	100	112
4.00%, 12/01/2041	128	138	4.50%, 04/01/2039	88	97

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 06/01/2039	$30	$33	4.50%, 04/01/2044	$300	$327
4.50%, 06/01/2039	50	55	4.50%, 05/01/2044	400	437
4.50%, 06/01/2039	125	137	4.50%, 05/01/2044	636	693
4.50%, 06/01/2039	139	154	4.50%, 06/01/2044	927	1,013
4.50%, 07/01/2039	90	98	4.50%, 07/01/2044	500	546
4.50%, 07/01/2039	106	118	4.50%, 10/01/2044	40	43
4.50%, 07/01/2039	54	59	5.00%, 12/01/2017	4	4
4.50%, 08/01/2039	55	61	5.00%, 03/01/2018	258	271
4.50%, 09/01/2039	54	60	5.00%, 11/01/2018	4	4
4.50%, 10/01/2039	162	177	5.00%, 06/01/2019	31	33
4.50%, 10/01/2039	100	109	5.00%, 07/01/2019	154	162
4.50%, 10/01/2039	25	27	5.00%, 11/01/2020	166	179
4.50%, 12/01/2039	105	116	5.00%, 11/01/2021	13	14
4.50%, 12/01/2039	35	39	5.00%, 02/01/2023	21	22
4.50%, 12/01/2039	46	50	5.00%, 07/01/2023	2	3
4.50%, 12/01/2039	148	164	5.00%, 09/01/2023	105	114
4.50%, 12/01/2039	65	73	5.00%, 12/01/2023	7	7
4.50%, 01/01/2040	197	216	5.00%, 12/01/2023	16	17
4.50%, 01/01/2040	129	143	5.00%, 01/01/2024	28	30
4.50%, 02/01/2040	56	62	5.00%, 01/01/2024	39	41
4.50%, 02/01/2040	95	105	5.00%, 02/01/2024	190	207
4.50%, 03/01/2040	60	66	5.00%, 07/01/2024	15	16
4.50%, 04/01/2040	108	118	5.00%, 12/01/2024	92	100
4.50%, 05/01/2040	250	275	5.00%, 11/01/2025	201	224
4.50%, 05/01/2040	59	65	5.00%, 04/01/2029	24	26
4.50%, 05/01/2040	64	70	5.00%, 03/01/2030	45	50
4.50%, 05/01/2040	165	180	5.00%, 08/01/2030	57	63
4.50%, 06/01/2040	45	50	5.00%, 05/01/2033	17	19
4.50%, 07/01/2040	3	3	5.00%, 05/01/2033	26	29
4.50%, 07/01/2040	56	62	5.00%, 07/01/2033	128	143
4.50%, 08/01/2040	148	162	5.00%, 08/01/2033	6	7
4.50%, 08/01/2040	80	88	5.00%, 09/01/2033	56	63
4.50%, 08/01/2040	467	512	5.00%, 11/01/2033	75	84
4.50%, 08/01/2040	284	311	5.00%, 02/01/2034	9	10
4.50%, 09/01/2040	59	65	5.00%, 03/01/2034	13	14
4.50%, 09/01/2040	44	48	5.00%, 05/01/2034	93	103
4.50%, 09/01/2040	36	39	5.00%, 02/01/2035	90	101
4.50%, 10/01/2040	211	231	5.00%, 03/01/2035	9	10
4.50%, 12/01/2040	904	997	5.00%, 04/01/2035	13	15
4.50%, 12/01/2040	40	44	5.00%, 06/01/2035	172	192
4.50%, 03/01/2041	59	65	5.00%, 07/01/2035	23	25
4.50%, 03/01/2041	79	87	5.00%, 07/01/2035	80	89
4.50%, 03/01/2041	90	99	5.00%, 07/01/2035	230	257
4.50%, 03/01/2041	301	330	5.00%, 07/01/2035	375	418
4.50%, 04/01/2041	70	77	5.00%, 07/01/2035	8	9
4.50%, 05/01/2041	94	102	5.00%, 09/01/2035	16	18
4.50%, 05/01/2041	279	306	5.00%, 10/01/2035	39	43
4.50%, 05/01/2041	152	166	5.00%, 01/01/2036	75	83
4.50%, 06/01/2041	54	59	5.00%, 03/01/2036	48	53
4.50%, 06/01/2041	90	99	5.00%, 03/01/2036	74	83
4.50%, 06/01/2041	288	316	5.00%, 04/01/2036	3	3
4.50%, 06/01/2041	214	234	5.00%, 05/01/2036	1	1
4.50%, 06/01/2041	168	184	5.00%, 06/01/2036	150	167
4.50%, 07/01/2041	65	72	5.00%, 07/01/2036	94	105
4.50%, 07/01/2041	110	120	5.00%, 04/01/2037	949	1,054
4.50%, 07/01/2041	70	78	5.00%, 07/01/2037	26	29
4.50%, 08/01/2041	105	115	5.00%, 02/01/2038	187	208
4.50%, 09/01/2041	175	191	5.00%, 04/01/2038	84	94
4.50%, 09/01/2041	485	532	5.00%, 06/01/2038	9	10
4.50%, 09/01/2041	105	115	5.00%, 12/01/2038	14	16
4.50%, 10/01/2041	111	121	5.00%, 01/01/2039	53	60
4.50%, 11/01/2041	133	145	5.00%, 01/01/2039	910	1,011
4.50%, 11/01/2041	109	120	5.00%, 02/01/2039	69	78
4.50%, 11/01/2041	108	118	5.00%, 03/01/2039	34	38
4.50%, 12/01/2041	133	146	5.00%, 03/01/2039	3	3
4.50%, 09/01/2042	194	213	5.00%, 04/01/2039	85	95
4.50%, 04/01/2043(f)	8,600	9,382	5.00%, 04/01/2039	32	36
4.50%, 09/01/2043	463	506	5.00%, 04/01/2039	59	66
4.50%, 09/01/2043	444	484	5.00%, 06/01/2039	195	218
4.50%, 03/01/2044	1,035	1,129	5.00%, 07/01/2039	376	417
4.50%, 04/01/2044	81	89	5.00%, 07/01/2039	85	96

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 10/01/2039	$71	$79	5.50%, 05/01/2036	$275	$310
5.00%, 12/01/2039	138	154	5.50%, 07/01/2036	32	36
5.00%, 12/01/2039	55	62	5.50%, 08/01/2036	80	90
5.00%, 01/01/2040	114	129	5.50%, 09/01/2036	37	41
5.00%, 02/01/2040	141	161	5.50%, 09/01/2036	88	100
5.00%, 05/01/2040	43	48	5.50%, 10/01/2036	84	95
5.00%, 05/01/2040	373	416	5.50%, 11/01/2036	31	35
5.00%, 06/01/2040	24	27	5.50%, 11/01/2036	13	15
5.00%, 06/01/2040	106	119	5.50%, 11/01/2036	22	25
5.00%, 06/01/2040	102	113	5.50%, 01/01/2037	31	35
5.00%, 08/01/2040	171	190	5.50%, 02/01/2037	63	72
5.00%, 08/01/2040	57	64	5.50%, 03/01/2037	195	220
5.00%, 08/01/2040	41	46	5.50%, 05/01/2037	27	31
5.00%, 11/01/2040	62	69	5.50%, 05/01/2037	287	327
5.00%, 04/01/2041	51	57	5.50%, 05/01/2037	2	3
5.00%, 05/01/2041	62	69	5.50%, 05/01/2037	933	1,050
5.00%, 05/01/2041	55	61	5.50%, 06/01/2037	69	78
5.00%, 05/01/2041	66	73	5.50%, 07/01/2037	5	6
5.00%, 05/01/2041	74	82	5.50%, 07/01/2037	8	9
5.00%, 07/01/2041	14	15	5.50%, 08/01/2037	309	349
5.00%, 04/01/2043(f)	2,800	3,113	5.50%, 08/01/2037	303	343
5.00%, 09/01/2043	1,042	1,157	5.50%, 08/01/2037	413	465
5.00%, 12/01/2043	836	928	5.50%, 01/01/2038	8	9
5.00%, 01/01/2044	200	222	5.50%, 01/01/2038	12	14
5.00%, 03/01/2044	924	1,027	5.50%, 02/01/2038	84	95
5.50%, 10/01/2016	18	19	5.50%, 02/01/2038	36	41
5.50%, 01/01/2017	19	20	5.50%, 02/01/2038	53	60
5.50%, 02/01/2018	35	36	5.50%, 03/01/2038	23	26
5.50%, 12/01/2018	32	33	5.50%, 03/01/2038	35	40
5.50%, 05/01/2019	5	5	5.50%, 03/01/2038	22	24
5.50%, 08/01/2019	39	42	5.50%, 03/01/2038	145	163
5.50%, 12/01/2019	13	14	5.50%, 05/01/2038	13	15
5.50%, 01/01/2021	6	6	5.50%, 05/01/2038	50	56
5.50%, 05/01/2021	9	9	5.50%, 05/01/2038	817	919
5.50%, 10/01/2021	6	7	5.50%, 06/01/2038	411	462
5.50%, 11/01/2022	12	13	5.50%, 06/01/2038	31	35
5.50%, 11/01/2022	24	26	5.50%, 06/01/2038	298	335
5.50%, 02/01/2023	16	18	5.50%, 06/01/2038	4	5
5.50%, 03/01/2023	21	22	5.50%, 06/01/2038	3	3
5.50%, 04/01/2023	42	46	5.50%, 07/01/2038	18	20
5.50%, 07/01/2023	15	17	5.50%, 07/01/2038	27	31
5.50%, 09/01/2023	18	20	5.50%, 08/01/2038	345	388
5.50%, 12/01/2023	9	10	5.50%, 09/01/2038	3	4
5.50%, 05/01/2025	32	34	5.50%, 11/01/2038	291	327
5.50%, 07/01/2025	462	520	5.50%, 11/01/2038	17	20
5.50%, 06/01/2028	15	17	5.50%, 11/01/2038	12	14
5.50%, 09/01/2028	4	4	5.50%, 11/01/2038	179	202
5.50%, 01/01/2029	8	9	5.50%, 11/01/2038	15	17
5.50%, 12/01/2029	36	40	5.50%, 11/01/2038	8	9
5.50%, 06/01/2033	20	23	5.50%, 12/01/2038	11	13
5.50%, 04/01/2034	68	77	5.50%, 12/01/2038	25	28
5.50%, 04/01/2034	51	58	5.50%, 12/01/2038	32	36
5.50%, 04/01/2034	96	109	5.50%, 01/01/2039	28	31
5.50%, 05/01/2034	59	67	5.50%, 04/01/2039	16	18
5.50%, 06/01/2034	3	3	5.50%, 06/01/2039	364	409
5.50%, 11/01/2034	51	58	5.50%, 07/01/2039	78	88
5.50%, 01/01/2035	12	14	5.50%, 09/01/2039	55	62
5.50%, 01/01/2035	54	61	5.50%, 10/01/2039	20	22
5.50%, 03/01/2035	22	25	5.50%, 12/01/2039	40	45
5.50%, 04/01/2035	32	36	5.50%, 12/01/2039	103	118
5.50%, 04/01/2035	2	2	5.50%, 05/01/2040	207	233
5.50%, 08/01/2035	13	15	5.50%, 06/01/2040	14	16
5.50%, 09/01/2035	4	4	5.50%, 07/01/2040	46	52
5.50%, 10/01/2035	7	8	5.50%, 07/01/2041	298	335
5.50%, 10/01/2035	6	6	5.50%, 09/01/2041	84	94
5.50%, 11/01/2035	436	497	5.50%, 09/01/2041	115	129
5.50%, 12/01/2035	19	22	5.59%, 01/01/2036(a)	7	8
5.50%, 01/01/2036	8	8	6.00%, 10/01/2016	1	1
5.50%, 02/01/2036	70	79	6.00%, 06/01/2017	19	19
5.50%, 04/01/2036	3	4	6.00%, 06/01/2017	2	2
5.50%, 04/01/2036	59	67	6.00%, 05/01/2024	2	2

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2032	$30	$35	7.00%, 12/01/2037	$25	$29
6.00%, 01/01/2033	5	6	7.50%, 05/01/2031	13	16
6.00%, 10/01/2033	9	11			$237,793
6.00%, 12/01/2033	22	25	Government National Mortgage Association (GNMA) -
6.00%, 10/01/2034	35	40	7.68%
6.00%, 12/01/2034	15	17	2.00%, 10/20/2042(a)	142	146
6.00%, 01/01/2035	65	75	2.00%, 01/20/2043	145	149
6.00%, 07/01/2035	150	173	2.00%, 06/20/2043(a)	130	134
6.00%, 07/01/2035	59	67	2.50%, 09/20/2027	297	306
6.00%, 10/01/2035	56	64	2.50%, 04/20/2028	257	265
6.00%, 05/01/2036	7	8	2.50%, 07/20/2028	252	260
6.00%, 05/01/2036	4	5	2.50%, 12/20/2040	35	37
6.00%, 05/01/2036	1	2	2.50%, 02/20/2042(a)	108	111
6.00%, 06/01/2036	37	43	2.50%, 01/20/2043(a)	154	158
6.00%, 02/01/2037	51	59	2.50%, 03/15/2043	280	280
6.00%, 02/01/2037	7	8	2.50%, 04/01/2043	100	100
6.00%, 03/01/2037	39	45	2.50%, 07/20/2043	371	370
6.00%, 03/01/2037	101	115	2.50%, 11/20/2043(a)	585	602
6.00%, 06/01/2037	20	23	3.00%, 04/15/2027	162	171
6.00%, 07/01/2037	7	8	3.00%, 04/20/2027	280	295
6.00%, 09/01/2037	52	59	3.00%, 09/20/2027	279	294
6.00%, 10/01/2037	7	8	3.00%, 11/20/2027	144	152
6.00%, 11/01/2037	8	9	3.00%, 09/20/2028	167	176
6.00%, 11/01/2037	1	1	3.00%, 10/20/2028	252	266
6.00%, 11/01/2037	5	6	3.00%, 01/20/2029	82	87
6.00%, 12/01/2037	19	21	3.00%, 02/20/2041(a)	92	96
6.00%, 01/01/2038	301	344	3.00%, 11/20/2041(a)	142	148
6.00%, 01/01/2038	24	28	3.00%, 02/20/2042(a)	120	125
6.00%, 01/01/2038	15	17	3.00%, 04/15/2042	34	35
6.00%, 02/01/2038	9	11	3.00%, 04/20/2042(a)	356	371
6.00%, 03/01/2038	134	153	3.00%, 07/20/2042(a)	518	540
6.00%, 03/01/2038	19	22	3.00%, 09/20/2042	412	425
6.00%, 05/01/2038	15	17	3.00%, 10/15/2042	606	625
6.00%, 05/01/2038	11	12	3.00%, 12/20/2042	820	846
6.00%, 08/01/2038	24	27	3.00%, 03/20/2043	1,538	1,587
6.00%, 09/01/2038	82	94	3.00%, 03/20/2043	447	462
6.00%, 10/01/2038	52	59	3.00%, 04/01/2043	9,800	10,091
6.00%, 11/01/2038	132	151	3.00%, 04/01/2043(f)	200	206
6.00%, 12/01/2038	10	11	3.00%, 04/15/2043	96	99
6.00%, 10/01/2039	27	31	3.00%, 05/01/2043	400	411
6.00%, 10/01/2039	27	30	3.00%, 05/15/2043	72	75
6.00%, 04/01/2040	59	68	3.00%, 05/15/2043	34	35
6.00%, 09/01/2040	17	20	3.00%, 06/15/2043	760	784
6.00%, 10/01/2040	66	75	3.00%, 06/20/2043	446	461
6.00%, 10/01/2040	29	33	3.00%, 08/15/2043	463	477
6.00%, 05/01/2041	615	702	3.00%, 08/15/2043	646	666
6.50%, 12/01/2016	14	14	3.00%, 08/20/2043	201	208
6.50%, 07/01/2020	2	2	3.00%, 09/20/2043	732	755
6.50%, 03/01/2026	1	1	3.00%, 10/20/2043	362	374
6.50%, 12/01/2031	2	2	3.00%, 11/20/2043	270	279
6.50%, 03/01/2032	3	3	3.00%, 03/20/2044	583	601
6.50%, 07/01/2032	10	12	3.00%, 05/15/2044	57	59
6.50%, 11/01/2033	13	15	3.00%, 08/20/2044	2,365	2,441
6.50%, 08/01/2034	34	40	3.00%, 11/15/2044	925	957
6.50%, 09/01/2034	26	31	3.00%, 12/20/2044	1,188	1,226
6.50%, 10/01/2034	8	9	3.50%, 12/15/2025	21	22
6.50%, 07/01/2037	11	13	3.50%, 02/15/2026	75	80
6.50%, 07/01/2037	16	19	3.50%, 05/15/2026	30	32
6.50%, 08/01/2037	14	17	3.50%, 03/20/2027	71	75
6.50%, 10/01/2037	101	116	3.50%, 04/20/2027	114	121
6.50%, 01/01/2038	21	24	3.50%, 09/20/2028	228	243
6.50%, 01/01/2038	300	348	3.50%, 07/20/2040	26	27
6.50%, 02/01/2038	11	13	3.50%, 01/20/2041	106	111
6.50%, 02/01/2038	13	16	3.50%, 03/20/2041(a)	402	421
6.50%, 03/01/2038	68	83	3.50%, 05/20/2041	81	85
6.50%, 03/01/2038	6	7	3.50%, 11/15/2041	78	82
6.50%, 05/01/2038	25	29	3.50%, 11/20/2041	32	34
6.50%, 05/01/2038	176	208	3.50%, 01/15/2042	87	91
6.50%, 09/01/2038	11	12	3.50%, 01/20/2042	149	157
6.50%, 10/01/2039	20	23	3.50%, 02/15/2042	160	169
7.00%, 12/01/2037	22	27	3.50%, 02/15/2042	459	491

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
3.50%, 02/20/2042	$143	$151	4.00%, 01/20/2042	$541	$581
3.50%, 03/15/2042	135	142	4.00%, 02/20/2042	441	473
3.50%, 03/15/2042	135	143	4.00%, 03/15/2042	283	304
3.50%, 03/20/2042	165	174	4.00%, 03/15/2042	166	180
3.50%, 04/15/2042	276	291	4.00%, 03/20/2042	522	560
3.50%, 04/20/2042	335	353	4.00%, 04/20/2042	461	495
3.50%, 05/15/2042	199	210	4.00%, 05/15/2042	687	737
3.50%, 05/20/2042	1,172	1,237	4.00%, 05/20/2042	44	47
3.50%, 06/20/2042	698	737	4.00%, 07/20/2042	1,029	1,103
3.50%, 08/15/2042	196	207	4.00%, 06/20/2043	128	137
3.50%, 08/20/2042	520	548	4.00%, 08/15/2043	31	33
3.50%, 01/15/2043	843	891	4.00%, 09/15/2043	321	344
3.50%, 01/15/2043	515	545	4.00%, 09/20/2043	228	244
3.50%, 01/20/2043	768	810	4.00%, 11/20/2043	799	853
3.50%, 02/20/2043	848	895	4.00%, 02/20/2044	790	843
3.50%, 03/20/2043	773	816	4.00%, 03/15/2044	785	843
3.50%, 04/01/2043	17,850	18,782	4.00%, 04/20/2044	904	964
3.50%, 04/15/2043	187	199	4.00%, 05/20/2044	1,259	1,343
3.50%, 04/20/2043	798	842	4.00%, 06/20/2044	927	989
3.50%, 05/01/2043	500	525	4.00%, 07/20/2044	3,721	3,967
3.50%, 06/15/2043	95	100	4.00%, 08/20/2044	2,687	2,873
3.50%, 06/15/2043	200	211	4.00%, 09/20/2044	975	1,044
3.50%, 08/15/2043	327	345	4.00%, 10/20/2044	1,552	1,664
3.50%, 01/20/2044	23	24	4.00%, 11/20/2044	222	238
3.50%, 02/20/2044	181	190	4.00%, 12/20/2044	800	858
3.50%, 04/20/2044	841	887	4.00%, 01/15/2045	200	215
3.50%, 07/20/2044	2,249	2,370	4.00%, 01/20/2045	579	621
3.50%, 08/20/2044	2,301	2,425	4.00%, 04/01/2045	4,000	4,262
3.50%, 09/20/2044	847	893	4.50%, 04/20/2026	19	20
3.50%, 10/20/2044	961	1,013	4.50%, 11/20/2033	11	12
3.50%, 12/20/2044	1,183	1,247	4.50%, 02/15/2039	372	412
4.00%, 07/15/2024	134	143	4.50%, 03/15/2039	53	60
4.00%, 08/15/2024	33	36	4.50%, 03/15/2039	38	42
4.00%, 12/15/2024	31	33	4.50%, 03/15/2039	148	163
4.00%, 11/15/2025	22	23	4.50%, 03/15/2039	73	81
4.00%, 05/15/2026	30	32	4.50%, 03/20/2039	83	91
4.00%, 06/15/2039	18	19	4.50%, 04/15/2039	176	195
4.00%, 07/20/2040	72	77	4.50%, 04/15/2039	63	69
4.00%, 08/15/2040	56	60	4.50%, 04/15/2039	116	129
4.00%, 08/15/2040	138	149	4.50%, 05/15/2039	257	284
4.00%, 09/15/2040	89	98	4.50%, 05/15/2039	23	26
4.00%, 09/15/2040	57	61	4.50%, 05/15/2039	29	32
4.00%, 09/15/2040	10	11	4.50%, 05/15/2039	102	115
4.00%, 10/15/2040	86	94	4.50%, 05/15/2039	413	456
4.00%, 11/15/2040	12	13	4.50%, 06/15/2039	160	179
4.00%, 11/15/2040	74	79	4.50%, 07/15/2039	38	42
4.00%, 11/20/2040	53	57	4.50%, 08/15/2039	164	183
4.00%, 12/20/2040	90	98	4.50%, 09/15/2039	3	3
4.00%, 01/15/2041	61	66	4.50%, 11/15/2039	38	42
4.00%, 01/15/2041	86	94	4.50%, 11/15/2039	396	446
4.00%, 01/15/2041	183	197	4.50%, 12/15/2039	117	131
4.00%, 01/20/2041	167	180	4.50%, 01/15/2040	134	150
4.00%, 05/15/2041	97	105	4.50%, 02/15/2040	38	42
4.00%, 05/15/2041	63	67	4.50%, 02/15/2040	64	71
4.00%, 07/20/2041	61	65	4.50%, 02/15/2040	21	23
4.00%, 07/20/2041(a)	39	41	4.50%, 02/15/2040	21	24
4.00%, 08/15/2041	92	99	4.50%, 02/15/2040	27	30
4.00%, 08/15/2041	226	244	4.50%, 02/15/2040	35	39
4.00%, 08/15/2041	48	51	4.50%, 03/15/2040	38	42
4.00%, 09/15/2041	174	187	4.50%, 05/15/2040	52	57
4.00%, 09/15/2041	150	162	4.50%, 06/15/2040	47	52
4.00%, 09/15/2041	70	76	4.50%, 06/15/2040	56	62
4.00%, 09/20/2041	296	318	4.50%, 07/15/2040	56	62
4.00%, 10/15/2041	93	101	4.50%, 07/15/2040	44	49
4.00%, 10/15/2041	63	68	4.50%, 07/15/2040	676	746
4.00%, 11/15/2041	314	338	4.50%, 08/15/2040	65	72
4.00%, 11/20/2041	102	110	4.50%, 08/15/2040	62	69
4.00%, 12/15/2041	105	112	4.50%, 08/15/2040	84	93
4.00%, 12/15/2041	179	192	4.50%, 08/15/2040	85	95
4.00%, 12/20/2041	101	108	4.50%, 09/15/2040	89	98
4.00%, 01/15/2042	31	34	4.50%, 09/15/2040	72	80

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 10/15/2040	$87	$98	5.00%, 09/15/2039		$49	$55
4.50%, 12/15/2040	44	49	5.00%, 09/15/2039		60	68
4.50%, 01/20/2041	82	89	5.00%, 09/15/2039		76	84
4.50%, 01/20/2041	97	108	5.00%, 11/15/2039		72	82
4.50%, 02/20/2041	92	102	5.00%, 12/15/2039		111	124
4.50%, 02/20/2041	96	105	5.00%, 02/15/2040		69	77
4.50%, 03/15/2041	208	231	5.00%, 02/15/2040		75	85
4.50%, 03/15/2041	39	43	5.00%, 02/15/2040		74	85
4.50%, 03/20/2041	53	58	5.00%, 04/15/2040		52	58
4.50%, 03/20/2041	89	99	5.00%, 05/15/2040		39	43
4.50%, 04/15/2041	100	110	5.00%, 05/15/2040		67	75
4.50%, 04/15/2041	41	46	5.00%, 05/20/2040		19	22
4.50%, 04/15/2041	297	328	5.00%, 06/15/2040		128	143
4.50%, 04/20/2041	104	114	5.00%, 06/15/2040		51	58
4.50%, 05/15/2041	76	85	5.00%, 06/15/2040		7	8
4.50%, 05/15/2041	63	70	5.00%, 06/15/2040		93	104
4.50%, 06/15/2041	193	213	5.00%, 06/20/2040		91	102
4.50%, 06/20/2041	329	358	5.00%, 07/15/2040		43	48
4.50%, 07/15/2041	365	404	5.00%, 07/20/2040		93	105
4.50%, 07/15/2041	54	59	5.00%, 01/20/2041		48	54
4.50%, 07/15/2041	136	150	5.00%, 02/20/2041		113	127
4.50%, 07/20/2041	25	28	5.00%, 04/15/2041		385	435
4.50%, 07/20/2041	628	685	5.00%, 05/20/2041		102	114
4.50%, 08/15/2041	287	317	5.00%, 06/20/2041		27	30
4.50%, 08/20/2041	232	253	5.00%, 07/20/2041		41	46
4.50%, 09/20/2041	57	62	5.00%, 08/20/2041		290	325
4.50%, 11/20/2041	819	893	5.00%, 10/20/2041		34	38
4.50%, 12/20/2041	57	62	5.00%, 11/20/2041		92	103
4.50%, 01/20/2042	414	452	5.00%, 12/20/2041		69	77
4.50%, 02/20/2042	206	224	5.00%, 02/20/2042		380	426
4.50%, 03/20/2042	52	56	5.00%, 03/20/2042		74	83
4.50%, 04/20/2042	102	111	5.00%, 04/20/2042		853	957
4.50%, 05/20/2042	122	133	5.00%, 12/20/2042		659	731
4.50%, 04/01/2043(f)	500	551	5.00%, 01/20/2043		130	146
4.50%, 05/20/2043	544	594	5.00%, 05/20/2043		161	179
4.50%, 06/20/2043	436	476	5.00%, 07/20/2043		423	474
4.50%, 08/20/2043	95	103	5.00%, 11/20/2043		538	595
4.50%, 10/20/2043	564	613	5.00%, 01/20/2044		351	388
4.50%, 11/20/2043	1,675	1,821	5.00%, 02/20/2044		505	562
4.50%, 03/20/2044	2,221	2,415	5.00%, 05/20/2044		163	180
4.50%, 04/20/2044	96	104	5.00%, 08/20/2044		163	182
4.50%, 05/20/2044	1,670	1,815	5.50%, 01/15/2024		12	13
4.50%, 07/20/2044	903	982	5.50%, 11/15/2033		46	52
4.50%, 11/20/2044	300	326	5.50%, 03/15/2034		15	17
4.50%, 04/01/2045	300	326	5.50%, 04/15/2034		17	20
5.00%, 08/15/2033	85	96	5.50%, 07/15/2034		12	13
5.00%, 02/15/2034	98	110	5.50%, 11/15/2034		55	64
5.00%, 07/15/2035	255	284	5.50%, 02/15/2035		29	33
5.00%, 08/15/2035	62	69	5.50%, 03/15/2036		18	20
5.00%, 04/20/2037	8	9	5.50%, 04/15/2036		26	29
5.00%, 04/20/2038	537	589	5.50%, 12/15/2036		19	22
5.00%, 05/15/2038	129	144	5.50%, 04/15/2037		55	62
5.00%, 06/20/2038	57	63	5.50%, 05/15/2038		23	26
5.00%, 08/15/2038	248	276	5.50%, 06/15/2038		33	37
5.00%, 10/15/2038	31	35	5.50%, 08/15/2038		197	222
5.00%, 01/15/2039	288	322	5.50%, 08/15/2038		229	258
5.00%, 01/15/2039	290	323	5.50%, 09/15/2038		75	85
5.00%, 02/15/2039	177	197	5.50%, 10/20/2038		71	80
5.00%, 02/15/2039	219	245	5.50%, 11/15/2038		25	29
5.00%, 04/15/2039	303	342	5.50%, 12/20/2038		28	32
5.00%, 05/15/2039	20	22	5.50%, 01/15/2039		64	73
5.00%, 06/15/2039	72	82	5.50%, 01/15/2039		25	28
5.00%, 06/15/2039	55	62	5.50%, 01/15/2039		43	48
5.00%, 06/20/2039	72	81	5.50%, 01/15/2039		7	8
5.00%, 07/15/2039	71	79	5.50%, 02/15/2039		18	20
5.00%, 07/15/2039	78	89	5.50%, 02/20/2039		148	166
5.00%, 07/15/2039	52	59	5.50%, 05/15/2039		7	8
5.00%, 07/15/2039	53	60	5.50%, 12/15/2039		39	44
5.00%, 08/15/2039	61	70	5.50%, 01/15/2040		316	357
5.00%, 09/15/2039	24	27	5.50%, 03/15/2040		144	163
5.00%, 09/15/2039	55	62	5.50%, 04/15/2040		298	339

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			0.75%, 10/31/2017	$3,592	$3,592
5.50%, 06/20/2040	$159	$177	0.75%, 12/31/2017	1,919	1,915
5.50%, 07/20/2040	43	49
5.50%, 11/15/2040	36	41	0.75%, 02/28/2018	3,106	3,096
			0.75%, 03/31/2018	5,150	5,127
5.50%, 12/20/2040	34	39	0.88%, 09/15/2016	1,170	1,178
5.50%, 01/20/2041	501	567
5.50%, 04/20/2041	97	109	0.88%, 11/30/2016	2,667	2,686
			0.88%, 12/31/2016	3,755	3,781
5.50%, 10/20/2041	85	96	0.88%, 01/31/2017	2,450	2,466
5.50%, 11/20/2041	91	104
5.50%, 10/20/2042	252	283	0.88%, 02/28/2017	4,110	4,136
			0.88%, 04/15/2017	3,780	3,802
5.50%, 11/20/2042	241	273	0.88%, 04/30/2017	1,209	1,216
5.50%, 06/20/2043	253	284
5.50%, 09/20/2043	358	400	0.88%, 05/15/2017	2,632	2,647
			0.88%, 06/15/2017	1,978	1,988
6.00%, 07/15/2032	2	2	0.88%, 07/15/2017	2,450	2,462
6.00%, 12/15/2032	2	2
6.00%, 10/15/2034	35	41	0.88%, 08/15/2017	2,530	2,542
			0.88%, 10/15/2017	2,005	2,012
6.00%, 04/15/2035	24	28	0.88%, 11/15/2017	2,505	2,512
6.00%, 04/15/2036	20	23
6.00%, 06/15/2036	38	44	0.88%, 01/15/2018	2,336	2,338
			0.88%, 01/31/2018	2,635	2,637
6.00%, 04/15/2037	61	71	1.00%, 08/31/2016	2,179	2,197
6.00%, 05/15/2037	55	63
6.00%, 10/20/2037	86	99	1.00%, 09/30/2016	4,322	4,359
			1.00%, 10/31/2016	5,484	5,532
6.00%, 11/20/2037	32	36	1.00%, 03/31/2017	3,545	3,575
6.00%, 01/15/2038	25	28
6.00%, 08/15/2038	21	24	1.00%, 09/15/2017	2,505	2,522
			1.00%, 12/15/2017	2,455	2,468
6.00%, 01/15/2039	182	207	1.00%, 02/15/2018	2,415	2,425
6.00%, 09/15/2039	112	129
6.00%, 09/15/2039	83	95	1.00%, 03/15/2018	2,420	2,429
			1.00%, 05/31/2018	3,820	3,824
6.00%, 11/15/2039	152	173	1.00%, 06/30/2019	1,800	1,782
6.00%, 01/20/2042	87	100
6.50%, 10/20/2028	1	2	1.00%, 08/31/2019	1,680	1,659
			1.00%, 09/30/2019	1,390	1,371
6.50%, 05/20/2029	1	1	1.00%, 11/30/2019	3,500	3,447
6.50%, 02/20/2032	1	1	1.13%, 05/31/2019	20	20
6.50%, 05/20/2032	8	10	1.13%, 12/31/2019	2,190	2,169
6.50%, 05/15/2037	72	84
6.50%, 08/20/2038	27	31	1.13%, 03/31/2020	3,130	3,093
			1.13%, 04/30/2020	4,482	4,423
6.50%, 09/15/2038	24	28	1.25%, 10/31/2018	2,445	2,458
7.00%, 01/15/2028	1	1
7.00%, 03/15/2029	3	3	1.25%, 11/30/2018	6,375	6,405
			1.25%, 01/31/2019	2,245	2,253
7.00%, 07/15/2031	2	2	1.25%, 10/31/2019	730	728
		$140,264	1.25%, 01/31/2020	3,408	3,390
U.S. Treasury - 35.52%			1.25%, 02/29/2020	1,846	1,836
0.25%, 04/15/2016	2,076	2,075	1.38%, 06/30/2018	1,683	1,704
0.25%, 05/15/2016	3,028	3,025	1.38%, 07/31/2018	2,890	2,924
0.38%, 04/30/2016	5,190	5,193	1.38%, 09/30/2018	5,430	5,488
0.38%, 05/31/2016	2,900	2,901	1.38%, 11/30/2018	1,700	1,716
0.38%, 10/31/2016	3,190	3,186	1.38%, 12/31/2018	2,000	2,017
0.50%, 06/15/2016	5,155	5,163	1.38%, 02/28/2019	1,627	1,639
0.50%, 06/30/2016	2,600	2,604	1.38%, 01/31/2020	2,040	2,043
0.50%, 07/31/2016	2,255	2,259	1.38%, 02/29/2020	3,130	3,131
0.50%, 08/31/2016	2,735	2,738	1.38%, 03/31/2020	3,525	3,526
0.50%, 09/30/2016	2,690	2,693	1.38%, 05/31/2020	1,570	1,567
0.50%, 11/30/2016	2,695	2,696	1.50%, 06/30/2016	2,976	3,018
0.50%, 01/31/2017	2,532	2,532	1.50%, 07/31/2016	3,433	3,483
0.50%, 02/28/2017	2,600	2,598	1.50%, 08/31/2018	3,990	4,051
0.50%, 03/31/2017	2,620	2,617	1.50%, 12/31/2018	2,569	2,603
0.63%, 07/15/2016	2,200	2,207	1.50%, 01/31/2019	3,205	3,247
0.63%, 08/15/2016	1,705	1,710	1.50%, 02/28/2019	2,400	2,430
0.63%, 10/15/2016	5,000	5,013	1.50%, 03/31/2019	230	233
0.63%, 11/15/2016	1,525	1,529	1.50%, 05/31/2019	2,955	2,987
0.63%, 12/15/2016	3,125	3,132	1.50%, 10/31/2019	5,880	5,926
0.63%, 12/31/2016	2,650	2,656	1.50%, 11/30/2019	2,420	2,439
0.63%, 02/15/2017	1,750	1,753	1.50%, 01/31/2022	3,114	3,074
0.63%, 05/31/2017	2,340	2,340	1.63%, 03/31/2019	6,050	6,152
0.63%, 08/31/2017	2,025	2,021	1.63%, 04/30/2019	2,250	2,287
0.63%, 09/30/2017	1,605	1,601	1.63%, 06/30/2019	5,000	5,078
0.63%, 11/30/2017	2,831	2,819	1.63%, 07/31/2019	3,675	3,730
0.63%, 04/30/2018	2,930	2,903	1.63%, 08/31/2019	5,130	5,205
0.75%, 01/15/2017	2,265	2,275	1.63%, 12/31/2019	3,105	3,145
0.75%, 03/15/2017	2,500	2,510	1.63%, 08/15/2022	3,130	3,105
0.75%, 06/30/2017	4,011	4,019	1.63%, 11/15/2022	1,660	1,644

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.75%, 05/31/2016	$1,920	$1,951	3.13%, 02/15/2043	$2,730	$3,049
1.75%, 10/31/2018	1,320	1,351	3.13%, 08/15/2044	3,650	4,089
1.75%, 09/30/2019	2,745	2,797	3.25%, 05/31/2016	4,950	5,117
1.75%, 10/31/2020	2,920	2,958	3.25%, 06/30/2016	860	891
1.75%, 02/28/2022	2,390	2,397	3.25%, 07/31/2016	1,724	1,790
1.75%, 03/31/2022	2,925	2,932	3.25%, 12/31/2016	2,004	2,100
1.75%, 05/15/2022	2,700	2,707	3.25%, 03/31/2017	2,936	3,092
1.75%, 05/15/2023	5,047	5,020	3.38%, 11/15/2019	3,640	3,975
1.88%, 08/31/2017	3,904	4,014	3.38%, 05/15/2044	4,040	4,733
1.88%, 09/30/2017	3,014	3,098	3.50%, 02/15/2018	2,607	2,803
1.88%, 10/31/2017	2,984	3,069	3.50%, 05/15/2020	2,727	3,009
1.88%, 06/30/2020	1,000	1,023	3.50%, 02/15/2039	1,421	1,682
1.88%, 11/30/2021	3,981	4,030	3.63%, 08/15/2019	2,198	2,417
2.00%, 04/30/2016	1,610	1,639	3.63%, 02/15/2020	5,986	6,633
2.00%, 07/31/2020	2,024	2,082	3.63%, 02/15/2021	5,000	5,581
2.00%, 09/30/2020	1,500	1,541	3.63%, 08/15/2043	2,600	3,177
2.00%, 11/30/2020	1,115	1,144	3.63%, 02/15/2044	3,800	4,646
2.00%, 02/28/2021	1,655	1,695	3.75%, 11/15/2018	2,385	2,610
2.00%, 05/31/2021	4,815	4,930	3.75%, 08/15/2041	1,100	1,367
2.00%, 08/31/2021	2,650	2,706	3.75%, 11/15/2043	4,510	5,634
2.00%, 10/31/2021	1,600	1,633	3.88%, 05/15/2018	806	879
2.00%, 11/15/2021	4,290	4,386	3.88%, 08/15/2040	714	899
2.00%, 02/15/2022	2,195	2,240	4.00%, 08/15/2018	645	710
2.00%, 02/15/2023	2,477	2,517	4.25%, 11/15/2017	1,733	1,889
2.00%, 02/15/2025	4,725	4,755	4.25%, 05/15/2039	2,619	3,458
2.13%, 08/31/2020	1,815	1,877	4.25%, 11/15/2040	1,446	1,925
2.13%, 01/31/2021	3,265	3,369	4.38%, 02/15/2038	400	536
2.13%, 08/15/2021	3,350	3,448	4.38%, 11/15/2039	800	1,078
2.13%, 09/30/2021	2,160	2,222	4.38%, 05/15/2040	2,384	3,221
2.13%, 12/31/2021	2,505	2,579	4.38%, 05/15/2041	1,870	2,549
2.25%, 11/30/2017	1,529	1,589	4.50%, 05/15/2017	1,250	1,353
2.25%, 03/31/2021	1,310	1,360	4.50%, 02/15/2036	2,464	3,357
2.25%, 04/30/2021	1,135	1,178	4.50%, 08/15/2039	43	59
2.25%, 07/31/2021	10,120	10,495	4.63%, 11/15/2016	2,483	2,651
2.25%, 11/15/2024	8,420	8,656	4.63%, 02/15/2017	3,400	3,660
2.38%, 07/31/2017	4,040	4,200	4.63%, 02/15/2040	1,930	2,694
2.38%, 05/31/2018	1,838	1,919	4.75%, 08/15/2017	2,704	2,963
2.38%, 06/30/2018	3,188	3,328	4.75%, 02/15/2037	2,195	3,089
2.38%, 12/31/2020	1,689	1,767	4.75%, 02/15/2041	1,728	2,477
2.38%, 08/15/2024	6,265	6,513	4.88%, 08/15/2016	1,950	2,070
2.50%, 06/30/2017	3,129	3,258	5.00%, 05/15/2037	810	1,177
2.50%, 08/15/2023	2,682	2,823	5.13%, 05/15/2016	6,040	6,363
2.50%, 05/15/2024	6,950	7,301	5.25%, 11/15/2028	1,140	1,556
2.50%, 02/15/2045	3,000	2,972	5.50%, 08/15/2028	750	1,043
2.63%, 04/30/2016	1,105	1,132	6.00%, 02/15/2026	725	1,010
2.63%, 01/31/2018	366	384	6.13%, 11/15/2027	2,000	2,896
2.63%, 08/15/2020	4,490	4,758	6.25%, 08/15/2023	1,210	1,632
2.63%, 11/15/2020	4,312	4,569	6.50%, 11/15/2026	1,398	2,048
2.75%, 11/30/2016	4,806	4,988	6.63%, 02/15/2027	180	267
2.75%, 05/31/2017	940	983	6.75%, 08/15/2026	930	1,380
2.75%, 12/31/2017	1,625	1,711	7.25%, 05/15/2016	1,200	1,293
2.75%, 02/28/2018	1,673	1,763	7.25%, 08/15/2022	2,500	3,473
2.75%, 02/15/2019	1,003	1,063	7.50%, 11/15/2016	810	902
2.75%, 11/15/2023	3,306	3,545	7.50%, 11/15/2024	370	554
2.75%, 02/15/2024	4,366	4,679	7.63%, 02/15/2025	1,789	2,720
2.75%, 08/15/2042	2,111	2,197	7.88%, 02/15/2021	50	68
2.75%, 11/15/2042	3,730	3,877	8.00%, 11/15/2021	1,094	1,530
2.88%, 03/31/2018	3,692	3,907	8.75%, 05/15/2017	213	249
2.88%, 05/15/2043	5,153	5,490	8.88%, 08/15/2017	1,600	1,910
3.00%, 08/31/2016	3,594	3,726			$648,886
3.00%, 09/30/2016	5,451	5,660	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.00%, 02/28/2017	2,604	2,726	OBLIGATIONS		$1,165,601
3.00%, 05/15/2042	1,127	1,229	Total Investments		$1,993,969
3.00%, 11/15/2044	4,945	5,418	Liabilities in Excess of Other Assets, Net - (9.16)%		$(167,306)
3.13%, 10/31/2016	2,524	2,631	TOTAL NET ASSETS - 100.00%		$1,826,663
3.13%, 01/31/2017	1,648	1,726
3.13%, 04/30/2017	1,908	2,008
3.13%, 05/15/2019	2,656	2,857	(a)	Variable Rate. Rate shown is in effect at March 31, 2015.
3.13%, 05/15/2021	2,420	2,635	(b)	Fair value of these investments is determined in good faith by the Manager
3.13%, 11/15/2041	2,077	2,322	under procedures established and periodically reviewed by the Board of
3.13%, 02/15/2042	2,318	2,592	Directors. At the end of the period, the fair value of these securities totaled
			$1,450 or 0.08% of net assets.

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2015 (unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,322 or 0.40% of net assets.
(d) Non-Income Producing Security
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector	Percent
Government	42.71%
Mortgage Securities	30.48%
Exchange Traded Funds	9.49%
Financial	8.09%
Consumer, Non-cyclical	3.75%
Energy	3.13%
Communications	2.67%
Utilities	1.96%
Industrial	1.76%
Consumer, Cyclical	1.49%
Basic Materials	1.15%
Technology	0.98%
Asset Backed Securities	0.53%
Revenue Bonds	0.52%
General Obligation Unlimited	0.40%
Insured	0.02%
Diversified	0.02%
General Obligation Limited	0.01%
Liabilities in Excess of Other Assets, Net	(9.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
		Diversified Balanced Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.88%
International Equity Index Fund (a)	7,102,969	$71,598
MidCap S&P 400 Index Fund (a)	2,048,241	41,805
SmallCap S&P 600 Index Fund (a)	1,661,395	41,518
		$154,921

Principal Variable Contracts Funds, Inc. Class 1 - 85.15%
Bond Market Index Account (a)	49,918,526	523,645
LargeCap S&P 500 Index Account (a)	24,602,712	363,136
		$886,781
TOTAL INVESTMENT COMPANIES		$1,041,702
Total Investments		$1,041,702
Liabilities in Excess of Other Assets, Net - (0.03)%		$(272)
TOTAL NET ASSETS - 100.00%		$1,041,430

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.28%
Domestic Equity Funds		42.87%
International Equity Funds		6.88%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
March 31, 2015 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	49,274,630	$495,642	2,085,862	$21,746	1,441,966	$15,107	49,918,526	$502,392
International Equity Index Fund	7,315,976	72,625	199,117	1,954	412,124	4,187	7,102,969	70,389
LargeCap S&P 500 Index Account	23,980,643	229,711	1,238,998	18,175	616,929	9,223	24,602,712	238,814
MidCap S&P 400 Index Fund	2,081,188	30,530	52,941	1,043	85,888	1,736	2,048,241	29,865
SmallCap S&P 600 Index Fund	1,691,547	29,264	61,757	1,481	91,909	2,262	1,661,395	28,497
		$857,772		$44,399		$32,515		$869,957

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$111			$—
International Equity Index Fund		—			(3)			—
LargeCap S&P 500 Index Account		—			151			—
MidCap S&P 400 Index Fund		—			28			—
SmallCap S&P 600 Index Fund		—			14			—
		$—			$301			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.87%
International Equity Index Fund (a)	730,522	$7,364
MidCap S&P 400 Index Fund (a)	210,650	4,299
SmallCap S&P 600 Index Fund (a)	170,892	4,270
		$15,933

Principal Variable Contracts Funds, Inc. Class 1 - 85.16%
Bond Market Index Account (a)	5,132,821	53,843
LargeCap S&P 500 Managed Volatility Index	3,302,067	37,380
Account (a)
		$91,223
TOTAL INVESTMENT COMPANIES		$107,156
Total Investments		$107,156
Liabilities in Excess of Other Assets, Net - (0.03)%		$(30)
TOTAL NET ASSETS - 100.00%		$107,126

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.26%
Domestic Equity Funds		42.90%
International Equity Funds		6.87%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	4,117,024	$41,895	1,134,147	$11,843	118,350		$1,237	5,132,821	$52,500
International Equity Index Fund	611,378	6,351	156,947	1,562	37,803		386	730,522	7,527
LargeCap S&P 500 Managed	2,616,786	28,521	752,941	8,502	67,660		778	3,302,067	36,245
Volatility Index Account
MidCap S&P 400 Index Fund	173,892	3,374	44,644	888	7,886		159	210,650	4,103
SmallCap S&P 600 Index Fund	141,322	3,446	38,175	925	8,605		211	170,892	4,160
		$83,587		$23,720			$2,771		$104,535

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$—			$(1)	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$(1)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Diversified Growth Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 19.86%
International Equity Index Fund (a)	29,501,504	$297,375
MidCap S&P 400 Index Fund (a)	7,443,593	151,924
SmallCap S&P 600 Index Fund (a)	6,037,802	150,884
		$600,183

Principal Variable Contracts Funds, Inc. Class 1 - 80.17%
Bond Market Index Account (a)	101,591,157	1,065,691
LargeCap S&P 500 Index Account (a)	91,964,737	1,357,400
		$2,423,091
TOTAL INVESTMENT COMPANIES		$3,023,274
Total Investments		$3,023,274
Liabilities in Excess of Other Assets, Net - (0.03)%		$(780)
TOTAL NET ASSETS - 100.00%		$3,022,494

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.93%
Fixed Income Funds		35.26%
International Equity Funds		9.84%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
March 31, 2015 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	98,500,294	$990,493	6,179,583	$64,458	3,088,720	$32,376	101,591,157	$1,022,808
International Equity Index Fund	29,846,185	304,246	1,059,763	10,489	1,404,444	14,311	29,501,504	300,402
LargeCap S&P 500 Index Account	88,047,755	920,281	5,165,554	75,865	1,248,572	18,702	91,964,737	977,632
MidCap S&P 400 Index Fund	7,428,975	116,730	251,574	4,988	236,956	4,797	7,443,593	116,944
SmallCap S&P 600 Index Fund	6,038,091	114,137	271,784	6,551	272,073	6,710	6,037,802	113,979
		$2,445,887		$162,351		$76,896		$2,531,765

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$233			$—
International Equity Index Fund		—			(22)			—
LargeCap S&P 500 Index Account		—			188			—
MidCap S&P 400 Index Fund		—			23			—
SmallCap S&P 600 Index Fund		—			1			—
		$—			$423			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 19.85%
International Equity Index Fund (a)	1,824,196	$18,388
MidCap S&P 400 Index Fund (a)	460,232	9,393
SmallCap S&P 600 Index Fund (a)	373,353	9,330
		$37,111

Principal Variable Contracts Funds, Inc. Class 1 - 80.18%
Bond Market Index Account (a)	6,280,970	65,888
LargeCap S&P 500 Managed Volatility Index	7,420,757	84,003
Account (a)
		$149,891
TOTAL INVESTMENT COMPANIES		$187,002
Total Investments		$187,002
Liabilities in Excess of Other Assets, Net - (0.03)%		$(51)
TOTAL NET ASSETS - 100.00%		$186,951

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.94%
Fixed Income Funds		35.25%
International Equity Funds		9.84%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	5,182,725	$52,705	1,251,203	$13,058	152,958		$1,604	6,280,970	$64,160
International Equity Index Fund	1,570,429	16,383	332,364	3,318	78,597		800	1,824,196	18,900
LargeCap S&P 500 Managed	6,049,724	65,740	1,445,758	16,377	74,725		857	7,420,757	81,260
Volatility Index Account
MidCap S&P 400 Index Fund	390,867	7,582	82,544	1,647	13,179		266	460,232	8,963
SmallCap S&P 600 Index Fund	317,668	7,764	71,191	1,731	15,506		382	373,353	9,113
		$150,174		$36,131			$3,909		$182,396

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$—			$1	$			—
International Equity Index Fund		—			(1)				—
LargeCap S&P 500 Managed Volatility
Index Account		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Diversified Income Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 9.91%
International Equity Index Fund (a)	689,356	$6,949
MidCap S&P 400 Index Fund (a)	260,895	5,325
SmallCap S&P 600 Index Fund (a)	211,637	5,289
		$17,563

Principal Variable Contracts Funds, Inc. Class 1 - 90.12%
Bond Market Index Account (a)	11,020,382	115,604
LargeCap S&P 500 Index Account (a)	2,984,583	44,052
		$159,656
TOTAL INVESTMENT COMPANIES		$177,219
Total Investments		$177,219
Liabilities in Excess of Other Assets, Net - (0.03)%		$(49)
TOTAL NET ASSETS - 100.00%		$177,170

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.25%
Domestic Equity Funds		30.86%
International Equity Funds		3.92%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	10,654,542	$108,077		854,882	$8,939	489,042		$5,110	11,020,382	$111,907
International Equity Index Fund	695,303	7,181		53,135	525	59,082		593	689,356	7,112
LargeCap S&P 500 Index Account	2,848,873	33,071		297,780	4,362	162,070		2,406	2,984,583	35,053
MidCap S&P 400 Index Fund	259,609	4,370		19,441	384	18,155		363	260,895	4,393
SmallCap S&P 600 Index Fund	211,009	4,379		18,231	439	17,603		430	211,637	4,388
		$157,078			$14,649			$8,902		$162,853

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account			$—			$1	$			—
International Equity Index Fund			—			(1)				—
LargeCap S&P 500 Index Account			—			26				—
MidCap S&P 400 Index Fund			—			2				—
SmallCap S&P 600 Index Fund			—			—				—
			$—			$28	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2015 (unaudited)

COMMON STOCKS - 98.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.36%			Commercial Services (continued)
WPP PLC	64,253	$1,459	Cielo SA	63,100	$903
			TAL Education Group ADR(b)	38,525	1,280
					$3,999
Aerospace & Defense - 1.21%
Kawasaki Heavy Industries Ltd	373,000	1,882	Computers - 1.20%
Safran SA	28,650	2,002	Ingenico	16,491	1,809
Thales SA	17,621	977	TDK Corp	42,300	2,995
		$4,861			$4,804

Agriculture - 0.79%			Distribution & Wholesale - 0.32%
British American Tobacco PLC	4,520	234	Hitachi High-Technologies Corp	41,500	1,263
Japan Tobacco Inc	43,800	1,385
KT&G Corp	19,144	1,530	Diversified Financial Services - 2.08%
		$3,149	Intermediate Capital Group PLC	105,121	784
Airlines - 1.08%			Macquarie Group Ltd	61,369	3,567
easyJet PLC	55,462	1,544	ORIX Corp	162,780	2,287
Ryanair Holdings PLC ADR	41,414	2,765	Paragon Group of Cos PLC/The	122,944	768
		$4,309	Shinhan Financial Group Co Ltd	24,872	935
					$8,341
Automobile Manufacturers - 3.44%
Daimler AG	34,229	3,287	Electric - 2.76%
Maruti Suzuki India Ltd (a)	14,664	911	Enel SpA	640,052	2,892
Renault SA	17,151	1,558	Iberdrola SA	453,576	2,925
Toyota Motor Corp	115,000	8,027	Korea Electric Power Corp	55,280	2,278
		$13,783	Tenaga Nasional BHD	765,100	2,962
					$11,057
Automobile Parts & Equipment - 1.98%
Bridgestone Corp	62,200	2,490	Electrical Components & Equipment - 0.59%
Continental AG	8,351	1,967	Delta Electronics Inc	177,000	1,115
Valeo SA	23,182	3,458	Mabuchi Motor Co Ltd	23,600	1,249
		$7,915			$2,364

Banks - 11.15%			Electronics - 3.76%
Axis Bank Ltd (a)	246,122	2,214	Alps Electric Co Ltd	77,800	1,873
Bangkok Bank PCL	89,300	509	Hon Hai Precision Industry Co Ltd	606,044	1,774
Bank of Montreal	39,800	2,385	Hoya Corp	73,500	2,943
Commonwealth Bank of Australia	46,443	3,294	Japan Aviation Electronics Industry Ltd	40,600	980
Danske Bank A/S	84,791	2,235	Merry Electronics Co Ltd	119,050	381
DBS Group Holdings Ltd	101,000	1,497	Minebea Co Ltd	64,082	1,008
DNB ASA	148,523	2,384	Murata Manufacturing Co Ltd	15,300	2,101
ICICI Bank Ltd ADR	208,150	2,156	Omron Corp	69,500	3,131
Mitsubishi UFJ Financial Group Inc	613,500	3,800	SCREEN Holdings Co Ltd	116,000	878
Natixis SA	466,418	3,494			$15,069
Nordea Bank AB	245,236	2,987	Engineering & Construction - 1.67%
Oversea-Chinese Banking Corp Ltd	172,000	1,324	Acciona SA (b)	12,023	926
Royal Bank of Canada	65,950	3,970	ACS Actividades de Construccion y Servicios	66,408	2,350
Sumitomo Mitsui Financial Group Inc	63,900	2,448	SA
Svenska Handelsbanken AB	36,558	1,646	Promotora y Operadora de Infraestructura	75,600	807
Swedbank AB	110,735	2,644	SAB de CV (b)
Toronto-Dominion Bank/The	104,942	4,492	Skanska AB	53,263	1,194
Yes Bank Ltd	89,086	1,163	Vinci SA	24,539	1,402
		$44,642			$6,679

Beverages - 1.80%			Food - 2.49%
Anheuser-Busch InBev NV	43,069	5,262	Aryzta AG (b)	31,193	1,912
Asahi Group Holdings Ltd	35,800	1,135	Associated British Foods PLC	35,757	1,492
Britvic PLC	73,908	802	Delhaize Group SA	15,328	1,377
		$7,199	Greencore Group PLC	247,972	1,185
Biotechnology - 0.35%			Gruma SAB de CV	98,900	1,259
CSL Ltd	20,168	1,411	Nestle SA	36,347	2,737
					$9,962

Building Materials - 0.32%			Forest Products & Paper - 1.03%
CSR Ltd	112,099	343	Mondi PLC	80,522	1,547
Kingspan Group PLC	48,607	926	Smurfit Kappa Group PLC	28,158	791
		$1,269	Stora Enso OYJ	174,166	1,791
					$4,129
Chemicals - 1.77%
Givaudan SA (b)	1,169	2,112	Gas - 0.79%
Lonza Group AG (b)	5,738	714	Gas Natural SDG SA	79,131	1,777
Potash Corp of Saskatchewan Inc	56,600	1,825	Keyera Corp	20,700	1,377
Yara International ASA	47,768	2,425			$3,154

		$7,076	Hand & Machine Tools - 0.53%
Commercial Services - 1.00%			Disco Corp	7,600	776
Ashtead Group PLC	113,202	1,816

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools (continued)			Oil & Gas - 4.92%
Fuji Electric Co Ltd	287,000	$1,354	Caltex Australia Ltd	56,119	$1,489
		$2,130	Canadian Natural Resources Ltd	101,200	3,102
			Parex Resources Inc (b)	77,600	494
Healthcare - Products - 0.77%			PetroChina Co Ltd	1,652,000	1,835
Coloplast A/S	40,688	3,074	Royal Dutch Shell PLC - A Shares	97,948	2,913
			Royal Dutch Shell PLC - B Shares	112,533	3,505
Healthcare - Services - 0.77%			Sasol Ltd	28,913	976
Fresenius SE & Co KGaA	29,636	1,767	Statoil ASA	73,590	1,301
Ramsay Health Care Ltd	25,535	1,303	Suncor Energy Inc	57,366	1,676
		$3,070	TOTAL SA	48,435	2,408
					$19,699
Home Builders - 2.20%
Barratt Developments PLC	313,666	2,452	Pharmaceuticals - 8.61%
Persimmon PLC (b)	80,681	1,988	Actelion Ltd (b)	10,329	1,191
Sekisui House Ltd	103,200	1,499	Bayer AG	31,725	4,747
Taylor Wimpey PLC	1,242,626	2,849	BTG PLC (b)	117,747	1,245
		$8,788	Novartis AG	83,871	8,278
			Novo Nordisk A/S	104,045	5,554
Home Furnishings - 0.58%			Roche Holding AG	28,874	7,935
Howden Joinery Group PLC	166,609	1,093	Shire PLC	69,264	5,522
Steinhoff International Holdings Ltd	193,316	1,210			$34,472
		$2,303
			Pipelines - 0.47%
Insurance - 5.23%			TransCanada Corp	44,000	1,882
BB Seguridade Participacoes SA	159,800	1,638
Direct Line Insurance Group PLC	627,513	2,961
Fairfax Financial Holdings Ltd	2,746	1,539	Private Equity - 0.37%
Hannover Rueck SE	36,832	3,806	3i Group PLC	205,291	1,467
Legal & General Group PLC	586,498	2,416
Prudential PLC	117,550	2,917	Real Estate - 3.21%
Sampo Oyj	42,088	2,123	Brookfield Asset Management Inc	112,219	6,002
Sanlam Ltd	281,258	1,813	Deutsche Annington Immobilien SE	40,237	1,356
Tokio Marine Holdings Inc	46,000	1,736	Deutsche Wohnen AG	61,316	1,568
		$20,949	Lend Lease Group	127,196	1,606
Internet - 1.15%			Mitsui Fudosan Co Ltd	43,000	1,263
Tencent Holdings Ltd	139,900	2,657	Wheelock & Co Ltd	208,000	1,063
Vipshop Holdings Ltd ADR(b)	65,420	1,926			$12,858
		$4,583	REITS - 0.54%
Investment Companies - 2.12%			Mirvac Group	753,220	1,150
CK Hutchison Holdings Ltd	241,500	4,934	Segro PLC	160,978	994
Investor AB	89,703	3,571			$2,144
		$8,505	Retail - 4.87%
Iron & Steel - 0.80%			Alimentation Couche-Tard Inc	152,252	6,067
APERAM SA (b)	27,882	1,118	Dollarama Inc	75,400	4,215
JFE Holdings Inc	93,600	2,066	Next PLC	19,395	2,017
		$3,184	Pandora A/S	44,498	4,051
			Poundland Group PLC	186,795	1,010
Machinery - Construction & Mining - 0.88%			Travis Perkins PLC	21,413	618
Mitsubishi Electric Corp	296,000	3,514	Wal-Mart de Mexico SAB de CV	607,900	1,515
					$19,493

Machinery - Diversified - 0.43%			Semiconductors - 2.95%
Sumitomo Heavy Industries Ltd	263,000	1,721	ams AG	32,674	1,560
			ARM Holdings PLC	123,030	1,998
			Dialog Semiconductor PLC (b)	44,010	1,980
Media - 1.58%
Grupo Televisa SAB ADR(b)	30,906	1,020	SK Hynix Inc	58,953	2,408
ITV PLC	1,185,298	4,438	Taiwan Semiconductor Manufacturing Co Ltd	835,140	3,881
Numericable-SFR SAS (b)	15,639	854			$11,827
		$6,312	Software - 1.41%
Metal Fabrication & Hardware - 0.10%			HCL Technologies Ltd	191,950	2,999
Bharat Forge Ltd	20,394	416	Tech Mahindra Ltd	123,864	1,246
			UBISOFT Entertainment (b)	74,807	1,381
					$5,626
Mining - 0.88%
BHP Billiton Ltd	88,162	2,049	Telecommunications - 7.43%
BHP Billiton PLC	67,165	1,474	Belgacom SA	63,906	2,236
		$3,523	Bharti Infratel Ltd	139,098	855
			BT Group PLC	648,771	4,215
Miscellaneous Manufacturing - 1.28%			China Mobile Ltd	195,500	2,548
FUJIFILM Holdings Corp	81,500	2,900	China Telecom Corp Ltd	3,064,000	1,959
Largan Precision Co Ltd	26,000	2,235	Deutsche Telekom AG	218,148	3,990
		$5,135	Hellenic Telecommunications Organization	87,811	778

See accompanying notes.

Schedule of Investments Diversified International Account March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)
KDDI Corp	117,900		$2,664
MTN Group Ltd	101,886		1,717
Nippon Telegraph & Telephone Corp	41,100		2,537
Orange SA	195,320		3,137
SK Telecom Co Ltd	8,610		2,119
Telekom Malaysia Bhd	492,700		965
			$29,720

Transportation - 2.62%
AP Moeller - Maersk A/S - B shares	1,117		2,335
Canadian National Railway Co	77,276		5,175
Canadian Pacific Railway Ltd	9,268		1,697
Deutsche Post AG	41,475		1,292
			$10,499
TOTAL COMMON STOCKS			$394,788
INVESTMENT COMPANIES - 0.44%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.44%
BlackRock Liquidity Funds FedFund Portfolio	1,774,866		1,775

TOTAL INVESTMENT COMPANIES			$1,775
Total Investments			$396,563
Other Assets in Excess of Liabilities, Net - 0.92%			$3,680
TOTAL NET ASSETS - 100.00%			$400,243

(a)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,125 or 0.78% of net assets.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
Japan			15.96%
Canada			11.47%
United Kingdom			10.89%
Germany			6.42%
Switzerland			6.22%
France			5.61%
Australia			4.42%
Denmark			4.31%
Sweden			3.01%
India			2.98%
Ireland			2.80%
China			2.41%
Taiwan, Province Of China			2.35%
Korea, Republic Of			2.31%
Belgium			2.22%
Hong Kong			2.14%
Spain			1.99%
South Africa			1.80%
Netherlands			1.61%
Norway			1.54%
Mexico			1.16%
Finland			0.98%
Malaysia			0.98%
Italy			0.72%
Singapore			0.70%
Brazil			0.64%
United States			0.44%
Austria			0.39%
Luxembourg			0.28%
Greece			0.20%
Thailand			0.13%
Other Assets in Excess of Liabilities, Net			0.92%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
March 31, 2015 (unaudited)

COMMON STOCKS - 97.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.42%			Gas - 1.13%
Lockheed Martin Corp	36,742	$7,457	Sempra Energy	64,139	$6,992
Raytheon Co	68,785	7,515
		$14,972	Healthcare - Products - 2.01%
Apparel - 1.33%			Becton Dickinson and Co	30,519	4,382
VF Corp	109,740	8,265	Medtronic PLC	103,646	8,084
					$12,466

Automobile Manufacturers - 1.17%			Insurance - 5.86%
PACCAR Inc	114,531	7,232	ACE Ltd	108,390	12,084
			Allstate Corp/The	81,136	5,775
			Chubb Corp/The	41,487	4,194
Automobile Parts & Equipment - 2.49%			MetLife Inc	239,970	12,131
Autoliv Inc	67,325	7,929	Swiss Re AG ADR	21,794	2,105
Johnson Controls Inc	148,341	7,482			$36,289
		$15,411
			Machinery - Diversified - 2.07%
Banks - 9.10%			Deere & Co	146,428	12,840
Australia & New Zealand Banking Group Ltd	66,931	1,860
ADR
Bank of Nova Scotia/The	96,128	4,828	Media - 0.59%
Grupo Financiero Santander Mexico SAB de	168,780	1,843	Walt Disney Co/The	35,135	3,685
CV ADR
JP Morgan Chase & Co	212,103	12,849	Mining - 0.86%
M&T Bank Corp	42,062	5,342	BHP Billiton Ltd ADR	115,363	5,361
PNC Financial Services Group Inc/The	119,294	11,123
US Bancorp/MN	194,634	8,500
Wells Fargo & Co	184,576	10,041	Miscellaneous Manufacturing - 1.90%
		$56,386	3M Co	21,875	3,608
			Parker-Hannifin Corp	68,791	8,171
Beverages - 0.68%					$11,779
Coca-Cola Co/The	103,965	4,216
			Oil & Gas - 9.85%
			Chevron Corp	69,746	7,322
Chemicals - 1.54%			Cimarex Energy Co	37,005	4,259
Air Products & Chemicals Inc	26,452	4,001	Crescent Point Energy Corp	279,925	6,241
EI du Pont de Nemours & Co	77,246	5,521	Exxon Mobil Corp	95,621	8,128
		$9,522	Marathon Oil Corp	210,063	5,485
Computers - 4.06%			Marathon Petroleum Corp	107,589	11,016
Accenture PLC - Class A	7,068	662	Occidental Petroleum Corp	130,764	9,546
Apple Inc	124,696	15,516	Royal Dutch Shell PLC - B shares ADR	144,122	9,036
EMC Corp/MA	245,334	6,271			$61,033
International Business Machines Corp	16,686	2,678	Pharmaceuticals - 12.33%
		$25,127	Abbott Laboratories	207,409	9,609
Distribution & Wholesale - 0.76%			AbbVie Inc	125,129	7,325
Genuine Parts Co	50,665	4,721	GlaxoSmithKline PLC ADR	71,093	3,281
			Johnson & Johnson	63,101	6,348
			Merck & Co Inc	200,481	11,524
Diversified Financial Services - 5.57%			Novartis AG ADR	69,512	6,855
BlackRock Inc	32,012	11,711	Pfizer Inc	315,102	10,962
Discover Financial Services	175,203	9,873	Roche Holding AG ADR	265,655	9,133
FNF Group	351,807	12,932	Shire PLC ADR	6,546	1,566
		$34,516	Teva Pharmaceutical Industries Ltd ADR	156,948	9,778
Electric - 4.35%					$76,381
Eversource Energy	133,453	6,742	Pipelines - 3.14%
NextEra Energy Inc	56,938	5,924	Enterprise Products Partners LP	229,314	7,552
Wisconsin Energy Corp	131,105	6,490	Kinder Morgan Inc/DE	283,601	11,928
Xcel Energy Inc	224,300	7,808			$19,480
		$26,964
			Private Equity - 1.42%
Electrical Components & Equipment - 0.47%			KKR & Co LP	385,002	8,782
Emerson Electric Co	51,214	2,900

			REITS - 4.06%
Electronics - 1.21%			American Capital Agency Corp	289,150	6,168
Garmin Ltd	58,070	2,759	Annaly Capital Management Inc	630,247	6,555
Honeywell International Inc	45,633	4,760	Digital Realty Trust Inc	188,410	12,427
		$7,519			$25,150

Food - 2.27%			Retail - 2.43%
Kraft Foods Group Inc	50,903	4,434	Costco Wholesale Corp	20,413	3,092
Kroger Co/The	125,774	9,642	Starbucks Corp	67,472	6,390
		$14,076	Tiffany & Co	63,648	5,602
					$15,084

See accompanying notes.

				Schedule of Investments
				Equity Income Account
				March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors - 4.82%
Applied Materials Inc	344,380			$7,769
Maxim Integrated Products Inc	155,842			5,425
Microchip Technology Inc	199,565			9,759
Taiwan Semiconductor Manufacturing Co Ltd	293,826			6,899
ADR
				$29,852

Software - 0.76%
Microsoft Corp	116,029			4,717

Telecommunications - 2.06%
BCE Inc	186,020			7,880
Verizon Communications Inc	99,942			4,860
				$12,740

Toys, Games & Hobbies - 2.40%
Hasbro Inc	191,847			12,133
Mattel Inc	120,539			2,754
				$14,887

Transportation - 1.96%
Norfolk Southern Corp	50,501			5,198
Union Pacific Corp	35,255			3,819
United Parcel Service Inc	32,045			3,106
				$12,123
TOTAL COMMON STOCKS				$601,468
INVESTMENT COMPANIES - 2.43%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.43%
BlackRock Liquidity Funds FedFund Portfolio	15,032,904			15,033

TOTAL INVESTMENT COMPANIES				$15,033
Total Investments				$616,501
Other Assets in Excess of Liabilities, Net - 0.50%				$3,094
TOTAL NET ASSETS - 100.00%				$619,595

Portfolio Summary (unaudited)
Sector				Percent
Financial				26.01%
Consumer, Non-cyclical				17.29%
Energy				12.99%
Consumer, Cyclical				10.58%
Industrial				10.03%
Technology				9.64%
Utilities				5.48%
Communications				2.65%
Exchange Traded Funds				2.43%
Basic Materials				2.40%
Other Assets in Excess of Liabilities, Net				0.50%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.03%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.03%
BlackRock Liquidity Funds FedFund Portfolio	3,237,540	$3,238	Mortgage Backed Securities (continued)
			Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$3,238	0.98%, 02/16/2055(a)	$26,003	$1,279
	Principal		1.02%, 01/16/2057	8,992	795
BONDS- 32.25%	Amount (000's) Value (000's)		1.15%, 09/16/2053(a)	13,381	718
			1.33%, 03/16/2049(a)	35,528	2,365
Home Equity Asset Backed Securities - 1.55%			2.25%, 03/16/2046(a)	1,685	1,688
ACE Securities Corp Mortgage Loan Trust			2.30%, 08/16/2041	1,954	2,003
Series 2007-D1			2.75%, 02/16/2055	1,500	1,477
6.34%, 02/25/2038(a),(b)	$3,300	$3,216	3.48%, 07/16/2045(a)	1,892	1,980
6.93%, 02/25/2038(b)	1,673	1,643	3.50%, 12/20/2034(a)	7,483	483
		$4,859	3.50%, 05/20/2039	520	543
			3.50%, 05/20/2043(a)	7,851	1,582
Mortgage Backed Securities - 30.46%			3.50%, 01/16/2049(a)	992	1,036
CFCRE Commercial Mortgage Trust 2011-			4.00%, 09/16/2026(a)	3,815	394
C1
5.54%, 04/15/2044(a),(b)	1,000	1,152	GS Mortgage Securities Trust 2011-GC5
			5.31%, 08/10/2044(a),(b)	900	960
Citigroup Mortgage Loan Trust 2009-11
1.52%, 10/25/2035(a),(b)	133	133	Jefferies Resecuritization Trust 2010-R4
			5.00%, 10/26/2036(b)	1,080	1,105
Citigroup Mortgage Loan Trust 2010-10
2.43%, 02/25/2036(a),(b)	1,400	1,377	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-9			Securities Trust 2011-C5
			5.32%, 08/15/2046(a),(b)	2,000	2,304
4.25%, 01/25/2036(b)	2,042	2,091
COMM 2014-UBS4 Mortgage Trust			JP Morgan Chase Commercial Mortgage
4.62%, 08/10/2047	1,000	1,030	Securities Trust 2013-C10
			3.37%, 12/15/2047(a)	1,200	1,246
Fannie Mae Grantor Trust 2005-T1
0.52%, 05/25/2035(a)	472	467	JP Morgan Chase Commercial Mortgage
Fannie Mae REMICS			Securities Trust 2013-C16
			4.94%, 12/15/2046(a)	1,800	2,035
2.00%, 02/25/2040(a)	1,725	1,705
2.50%, 11/25/2041	1,283	1,302	JP Morgan Mortgage Trust 2013-1
			3.00%, 03/25/2043(b)	1,841	1,836
3.50%, 01/25/2028(a)	5,987	731
3.50%, 01/25/2040(a)	6,669	1,018	JPMBB Commercial Mortgage Securities
3.50%, 11/25/2042(a)	6,834	1,247	Trust 2014-C25
			4.45%, 11/15/2047(a)	1,000	1,051
4.00%, 12/25/2039	3,572	558
4.00%, 11/25/2042(a)	3,512	890	New Residential Mortgage Loan Trust 2014-
7.00%, 04/25/2032	270	312	1
			5.00%, 01/25/2054(a),(b)	1,932	2,099
8.70%, 12/25/2019	3	3
Freddie Mac REMICS			New Residential Mortgage Loan Trust 2014-
1.50%, 04/15/2028	2,386	2,368	3
			4.75%, 11/25/2054(a),(b)	1,372	1,456
2.50%, 11/15/2028(a)	7,817	769
2.50%, 11/15/2032	1,800	1,796	Springleaf Mortgage Loan Trust 2013-1
			2.31%, 06/25/2058(a),(b)	1,100	1,079
2.50%, 01/15/2043(a)	4,418	582
2.50%, 02/15/2043	1,719	1,709	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057(a),(b)	1,000	1,007
3.00%, 11/15/2030(a)	5,894	536
3.00%, 05/15/2033	2,700	2,743	Structured Asset Sec Corp Mort Pass Through
3.00%, 06/15/2033(a)	10,230	1,109	Certs Series 2004-3
			5.66%, 03/25/2034(a)	733	763
3.50%, 04/15/2038(a)	3,950	387
3.50%, 08/15/2040(a)	6,180	868	WFRBS Commercial Mortgage Trust 2013-
3.50%, 10/15/2042(a)	3,742	724	C14
			4.00%, 06/15/2046(a),(b)	1,000	952
4.00%, 05/15/2039	4,200	4,443
4.00%, 10/15/2040	3,000	3,233	WFRBS Commercial Mortgage Trust 2014-
4.50%, 05/15/2037(a)	1,166	1,230	C23
			4.38%, 10/15/2057(a)	1,000	1,089
Freddie Mac Strips
1.85%, 10/15/2037(a)	22,151	1,577	WFRBS Commercial Mortgage Trust 2014-
1.88%, 02/15/2038(a)	18,482	1,396	LC14
			4.34%, 03/15/2047(a)	2,450	2,554
3.00%, 12/15/2032(a)	10,698	1,538
Ginnie Mae					$95,570
0.47%, 04/16/2053(a)	12,556	409	Other Asset Backed Securities - 0.24%
0.59%, 01/16/2054(a)	20,663	1,075	Chase Funding Trust Series 2004-1
0.71%, 04/16/2047(a)	16,438	965	0.63%, 12/25/2033(a)	98	90
0.75%, 11/16/2045(a)	26,946	1,579	TAL Advantage V LLC
0.75%, 05/16/2053(a)	12,992	836	3.33%, 05/20/2039(a),(b)	663	673
0.76%, 03/16/2049(a)	9,084	441			$763
0.80%, 12/16/2053(a)	15,745	958
0.86%, 02/16/2053(a)	23,580	1,505	TOTAL BONDS		$101,192
0.88%, 02/16/2053(a)	15,337	1,086	U.S. GOVERNMENT & GOVERNMENT	Principal
0.88%, 02/16/2053(a)	22,425	1,693	AGENCY OBLIGATIONS - 67.11%	Amount (000's) Value (000's)
0.89%, 04/16/2053(a)	8,851	580	Federal Home Loan Mortgage Corporation (FHLMC) -
0.91%, 03/16/2052(a)	8,651	695	14.58%
0.91%, 10/16/2054(a)	15,409	852	2.00%, 02/01/2028	$2,037	$2,038
			2.35%, 09/01/2032(a)	28	29
0.92%, 11/16/2052(a)	18,361	1,326
0.96%, 02/16/2046(a)	13,449	893	2.50%, 09/01/2027	755	776
0.97%, 01/16/2053(a)	9,862	792	2.50%, 02/01/2028	1,508	1,550
0.98%, 09/16/2053(a)	14,202	982	3.00%, 02/01/2027	593	623

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.00%, 08/01/2042	$1,229	$1,256	6.50%, 12/01/2028	$19	$22
3.00%, 10/01/2042	864	883	6.50%, 03/01/2029	8	10
3.00%, 10/01/2042	1,633	1,674	6.50%, 07/01/2031	70	81
3.00%, 10/01/2042	1,565	1,601	6.50%, 08/01/2031	6	7
3.00%, 05/01/2043	1,759	1,800	6.50%, 10/01/2031	12	14
3.50%, 02/01/2032	2,501	2,639	6.50%, 10/01/2031	20	23
3.50%, 04/01/2042	714	750	6.50%, 12/01/2031	37	44
3.50%, 04/01/2042	2,833	2,975	6.50%, 01/01/2032	118	143
3.50%, 05/01/2042	973	1,026	6.50%, 02/01/2032	32	38
3.50%, 07/01/2042	3,469	3,652	6.50%, 05/01/2032	79	95
3.50%, 09/01/2042	1,616	1,697	6.50%, 04/01/2035	15	17
3.50%, 10/01/2042	993	1,046	7.00%, 09/01/2023	14	14
4.00%, 12/01/2040	694	750	7.00%, 12/01/2023	6	7
4.00%, 07/01/2042	1,278	1,393	7.00%, 01/01/2024	7	9
4.00%, 01/01/2043	2,061	2,221	7.00%, 09/01/2027	9	10
4.00%, 06/01/2043	2,402	2,596	7.00%, 01/01/2028	65	73
4.50%, 08/01/2033	99	108	7.00%, 04/01/2028	38	45
4.50%, 07/01/2039	1,411	1,558	7.00%, 05/01/2028	6	6
4.50%, 12/01/2040	1,450	1,584	7.00%, 08/01/2028	12	12
4.50%, 05/01/2041	1,397	1,542	7.00%, 10/01/2031	22	27
4.50%, 11/01/2043	1,758	1,966	7.00%, 10/01/2031	15	19
5.00%, 10/01/2025	352	390	7.00%, 04/01/2032	109	133
5.00%, 02/01/2033	436	485	7.50%, 10/01/2030	18	21
5.00%, 06/01/2033	316	354	7.50%, 02/01/2031	12	14
5.00%, 05/01/2035	159	176	7.50%, 02/01/2031	16	20
5.00%, 07/01/2035	73	81	7.50%, 02/01/2031	7	8
5.00%, 07/01/2035	32	36	8.00%, 10/01/2030	30	35
5.00%, 07/01/2035	266	296	8.00%, 12/01/2030	2	2
5.00%, 10/01/2035	123	137	8.50%, 07/01/2029	33	37
5.50%, 04/01/2018	50	52			$45,775
5.50%, 03/01/2024	17	19
5.50%, 03/01/2033	295	333	Federal National Mortgage Association (FNMA) - 34.02%
5.50%, 04/01/2038	28	32	2.00%, 10/01/2027	774	775
5.50%, 05/01/2038	109	122	2.00%, 10/01/2027	1,959	1,963
			2.16%, 12/01/2032(a)	50	52
6.00%, 04/01/2017	25	26	2.23%, 07/01/2034(a)	73	78
6.00%, 04/01/2017	19	20	2.25%, 12/01/2033(a)	222	237
6.00%, 05/01/2017	21	22
6.00%, 07/01/2017	13	14	2.50%, 05/01/2027	2,009	2,069
6.00%, 12/01/2023	9	11	2.50%, 06/01/2027	1,902	1,958
6.00%, 05/01/2031	26	30	2.50%, 06/01/2027	2,375	2,446
6.00%, 12/01/2031	33	38	2.50%, 05/01/2028	1,198	1,234
6.00%, 09/01/2032	43	49	2.50%, 07/01/2028	871	893
6.00%, 11/01/2033	78	89	3.00%, 05/01/2028	1,587	1,672
6.00%, 11/01/2033	98	113	3.00%, 05/01/2029	1,796	1,895
6.00%, 05/01/2034	451	508	3.00%, 10/01/2042	2,497	2,561
6.00%, 05/01/2034	243	279	3.00%, 11/01/2042	2,707	2,777
6.00%, 09/01/2034	130	150	3.00%, 11/01/2042	873	896
6.00%, 02/01/2035	127	146	3.00%, 02/01/2043	1,823	1,869
6.00%, 10/01/2036(a)	137	157	3.00%, 02/01/2043	1,739	1,786
6.00%, 03/01/2037	97	110	3.00%, 04/01/2043	1,574	1,615
6.00%, 01/01/2038(a)	76	86	3.50%, 02/01/2042	1,931	2,049
6.00%, 01/01/2038	211	241	3.50%, 09/01/2042	3,357	3,552
6.00%, 04/01/2038	106	121	3.50%, 11/01/2042	2,333	2,472
6.50%, 11/01/2016	9	9	3.50%, 12/01/2042	2,408	2,549
6.50%, 06/01/2017	30	31	4.00%, 01/01/2034	1,152	1,244
6.50%, 06/01/2018	6	7	4.00%, 11/01/2040	1,217	1,305
6.50%, 08/01/2021	6	6	4.00%, 12/01/2040	1,048	1,140
6.50%, 12/01/2021	38	44	4.00%, 01/01/2041	2,214	2,379
6.50%, 04/01/2022	44	50	4.00%, 02/01/2041	2,024	2,170
6.50%, 05/01/2022	30	34	4.00%, 02/01/2041	2,608	2,836
6.50%, 05/01/2023	20	21	4.00%, 03/01/2041	2,793	2,994
6.50%, 04/01/2024	9	10	4.00%, 04/01/2041	2,146	2,301
6.50%, 04/01/2026	6	7	4.00%, 11/01/2041	1,134	1,216
6.50%, 05/01/2026	7	7	4.00%, 02/01/2042	1,617	1,759
6.50%, 05/01/2026	4	5	4.00%, 04/01/2042	1,263	1,353
6.50%, 12/01/2027	7	8	4.00%, 08/01/2043	893	974
6.50%, 01/01/2028	9	11	4.00%, 10/01/2043	811	882
6.50%, 03/01/2028	6	7	4.00%, 10/01/2043	903	974
6.50%, 09/01/2028	2	2	4.00%, 08/01/2044	958	1,053
6.50%, 09/01/2028	15	17	4.00%, 10/01/2044	3,076	3,321
6.50%, 10/01/2028	40	48	4.50%, 12/01/2019	54	57
6.50%, 11/01/2028	8	9	4.50%, 01/01/2020	218	230

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 08/01/2039	$872	$970	6.50%, 07/01/2028	$12	$14
4.50%, 09/01/2039	1,440	1,590	6.50%, 09/01/2028	21	24
4.50%, 01/01/2041	2,925	3,245	6.50%, 02/01/2029	5	6
4.50%, 08/01/2041	1,277	1,431	6.50%, 03/01/2029	11	13
4.50%, 09/01/2041	1,824	1,997	6.50%, 04/01/2029	5	6
4.50%, 03/01/2042	881	977	6.50%, 06/01/2031	12	14
4.50%, 09/01/2043	3,197	3,581	6.50%, 06/01/2031	11	12
4.50%, 09/01/2043	1,370	1,535	6.50%, 09/01/2031	18	21
4.50%, 10/01/2043	1,742	1,952	6.50%, 01/01/2032	4	5
4.50%, 11/01/2043	1,836	2,057	6.50%, 04/01/2032	75	87
4.50%, 09/01/2044	983	1,101	6.50%, 08/01/2032	24	28
5.00%, 01/01/2018	119	125	6.50%, 11/01/2032	34	38
5.00%, 11/01/2018	102	107	6.50%, 11/01/2032	38	40
5.00%, 05/01/2033	2,445	2,772	6.50%, 02/01/2033	50	58
5.00%, 05/01/2034	432	482	6.50%, 07/01/2034	151	179
5.00%, 04/01/2035	194	220	6.50%, 12/01/2036	91	105
5.00%, 04/01/2035	285	322	6.50%, 07/01/2037	68	84
5.00%, 07/01/2035	14	15	6.50%, 07/01/2037	47	58
5.00%, 02/01/2038	674	762	6.50%, 02/01/2038	47	56
5.00%, 03/01/2038	1,002	1,135	7.00%, 01/01/2027	4	4
5.00%, 02/01/2040	2,813	3,205	7.00%, 11/01/2027	8	9
5.00%, 06/01/2040	794	889	7.00%, 08/01/2028	32	38
5.00%, 07/01/2041	1,331	1,499	7.00%, 12/01/2028	24	28
5.00%, 07/01/2041	2,178	2,482	7.00%, 10/01/2029	36	43
5.50%, 08/01/2017	27	28	7.00%, 05/01/2031	5	5
5.50%, 12/01/2017	36	38	7.00%, 11/01/2031	63	68
5.50%, 01/01/2018	62	66	7.50%, 04/01/2022	2	2
5.50%, 07/01/2019	56	59	7.50%, 11/01/2029	16	17
5.50%, 08/01/2019	10	11	8.00%, 05/01/2027	30	33
5.50%, 08/01/2019	22	23	8.00%, 09/01/2027	12	12
5.50%, 08/01/2019	12	13	8.00%, 06/01/2030	4	5
5.50%, 08/01/2019	11	11	8.50%, 02/01/2023	1	1
5.50%, 08/01/2019	23	24	8.50%, 10/01/2027	35	36
5.50%, 08/01/2019	88	93	9.00%, 09/01/2030	9	11
5.50%, 09/01/2019	63	67			$106,760
5.50%, 10/01/2019	25	27	Government National Mortgage Association (GNMA) -
5.50%, 05/01/2024	78	88	9.02%
5.50%, 05/01/2033	36	40	3.00%, 04/15/2027	1,257	1,328
5.50%, 06/01/2033	161	182	3.00%, 11/15/2042	1,749	1,804
5.50%, 06/01/2033	130	148	3.00%, 12/15/2042	3,359	3,465
5.50%, 09/01/2033	710	814	3.00%, 02/15/2043	2,574	2,673
5.50%, 02/01/2037	16	18	3.50%, 11/15/2041	2,495	2,633
5.50%, 03/01/2038	249	284	3.50%, 12/20/2041	1,899	2,004
5.50%, 03/01/2038	372	424	3.50%, 01/15/2043	2,038	2,180
5.50%, 08/01/2038	213	244	3.50%, 06/20/2043	1,336	1,430
6.00%, 08/01/2016	11	11	4.00%, 03/20/2040	1,873	2,010
6.00%, 12/01/2016	27	27	4.00%, 08/15/2041	1,816	1,990
6.00%, 08/01/2017	43	44	4.50%, 07/15/2040	1,621	1,812
6.00%, 06/01/2022	46	52	5.00%, 09/15/2033	12	13
6.00%, 03/01/2026	8	9	5.00%, 02/15/2034	684	768
6.00%, 11/01/2028	24	27	5.00%, 09/15/2039	107	122
6.00%, 08/01/2031	83	95	5.50%, 07/20/2033	308	352
6.00%, 12/01/2031	22	25	5.50%, 11/15/2033	58	66
6.00%, 01/01/2033	131	150	5.50%, 03/20/2034	324	367
6.00%, 02/01/2034	54	62	5.50%, 05/20/2035	290	329
6.00%, 05/01/2037	394	444	5.50%, 11/15/2038	368	419
6.00%, 07/01/2037	365	419	5.50%, 01/15/2039	123	140
6.00%, 11/01/2037	67	77	5.50%, 01/15/2039	548	626
6.00%, 12/01/2037	20	23	5.50%, 03/15/2039	290	327
6.00%, 03/01/2038	153	176	6.00%, 06/20/2024	58	66
6.00%, 08/01/2038	837	964	6.00%, 06/20/2024	10	11
6.50%, 06/01/2016	7	7	6.00%, 02/20/2026	6	7
6.50%, 08/01/2017	23	24	6.00%, 04/20/2026	11	13
6.50%, 11/01/2023	71	82	6.00%, 05/20/2026	6	6
6.50%, 05/01/2024	25	28	6.00%, 06/20/2026	7	8
6.50%, 09/01/2024	29	34	6.00%, 06/20/2026	12	13
6.50%, 07/01/2025	14	16	6.00%, 07/20/2026	6	6
6.50%, 08/01/2025	36	40	6.00%, 09/20/2026	10	11
6.50%, 02/01/2026	10	11	6.00%, 03/20/2027	24	27
6.50%, 03/01/2026	2	3	6.00%, 01/20/2028	8	9
6.50%, 05/01/2026	6	7	6.00%, 03/20/2028	5	5
6.50%, 06/01/2026	4	4	6.00%, 06/20/2028	29	33

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
Government National Mortgage Association (GNMA)			Mortgage Securities	88.08%
(continued)			Government	9.49%
6.00%, 07/20/2028	$19	$21	Asset Backed Securities	1.79%
6.00%, 02/20/2029	18	20	Exchange Traded Funds	1.03%
6.00%, 03/20/2029	35	40	Liabilities in Excess of Other Assets, Net	(0.39)%
6.00%, 07/20/2029	35	41	TOTAL NET ASSETS	100.00%
6.00%, 05/20/2032(a)	62	72
6.00%, 07/20/2033	235	272
6.50%, 12/20/2025	15	17
6.50%, 01/20/2026	23	24
6.50%, 02/20/2026	16	18
6.50%, 03/20/2031	21	25
6.50%, 04/20/2031	22	27
7.00%, 01/15/2028	5	5
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	10	13
7.00%, 01/15/2028	2	2
7.00%, 03/15/2028	111	121
7.00%, 05/15/2028	55	62
7.00%, 01/15/2029	19	21
7.00%, 03/15/2029	7	8
7.00%, 05/15/2031	16	19
7.00%, 06/20/2031	15	18
7.00%, 09/15/2031	42	50
7.00%, 06/15/2032	223	266
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 02/15/2023	4	4
7.50%, 04/15/2023	21	23
7.50%, 06/15/2023	2	2
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	7	8
7.50%, 11/15/2023	7	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	1	2
8.00%, 02/15/2027	1	1
		$28,308

U.S. Treasury - 9.49%
1.75%, 10/31/2018	3,900	3,992
2.25%, 11/30/2017	5,000	5,193
3.13%, 05/15/2021	8,000	8,710
4.25%, 11/15/2040	2,200	2,928
5.25%, 11/15/2028	3,000	4,094
6.25%, 08/15/2023	3,600	4,855
		$29,772
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$210,615
Total Investments		$315,045
Liabilities in Excess of Other Assets, Net - (0.39)%		$(1,228)
TOTAL NET ASSETS - 100.00%		$313,817

(a)	Variable Rate. Rate shown is in effect at March 31, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,083 or 7.36% of net assets.

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	500,000	$—		Banks (continued)
				Wells Fargo & Co
				7.98%, 12/31/2049(c)	$2,000	$2,190
Transportation - 0.00%						$20,029
Trailer Bridge Inc (a),(b)	1,186	—
				Beverages - 1.15%
TOTAL COMMON STOCKS		$—		Anheuser-Busch InBev Worldwide Inc
INVESTMENT COMPANIES - 3.69%	Shares Held	Value(000	's)	2.50%, 07/15/2022	750	740
				7.75%, 01/15/2019	1,000	1,210
Publicly Traded Investment Fund - 3.69%				Innovation Ventures LLC / Innovation
BlackRock Liquidity Funds FedFund Portfolio	10,268,202	10,268		Ventures Finance Corp
				9.50%, 08/15/2019(d)	1,250	1,263
TOTAL INVESTMENT COMPANIES		$10,268				$3,213
	Principal
BONDS- 62.36%	Amount (000's)	Value(000	's)	Biotechnology - 1.36%
				Amgen Inc
Aerospace & Defense - 0.42%				3.63%, 05/15/2022	500	529
Boeing Co/The				3.88%, 11/15/2021	2,000	2,152
8.75%, 08/15/2021	$850	$1,173		Gilead Sciences Inc
				4.40%, 12/01/2021	1,000	1,118
Airlines - 0.08%						$3,799
Southwest Airlines Co 1994-A Pass Through				Chemicals - 0.54%
Trust				Airgas Inc
9.15%, 07/01/2016	216	223		1.65%, 02/15/2018	1,000	996
				Eagle Spinco Inc
Automobile Floor Plan Asset Backed Securities - 3.05%				4.63%, 02/15/2021	500	494
Ally Master Owner Trust						$1,490
0.62%, 04/15/2018(c)	2,000	2,002
CNH Wholesale Master Note Trust				Commercial Services - 0.89%
0.77%, 08/15/2019 (c),(d)	2,000	2,004		ERAC USA Finance LLC
				6.38%, 10/15/2017(d)	1,000	1,121
Ford Credit Floorplan Master Owner Trust A				7.00%, 10/15/2037(d)	1,000	1,348
0.55%, 01/15/2018(c)	1,000	1,000
0.57%, 02/15/2019(c)	500	500				$2,469
Nissan Master Owner Trust Receivables				Computers - 0.62%
0.47%, 02/15/2018(c)	1,000	1,000		Apple Inc
Volkswagen Credit Auto Master Trust				2.40%, 05/03/2023	1,750	1,728
0.53%, 07/22/2019(c),(d)	2,000	1,996

		$8,502		Credit Card Asset Backed Securities - 0.48%
Automobile Manufacturers - 1.12%				Cabela's Credit Card Master Note Trust
American Honda Finance Corp				0.52%, 03/16/2020(c)	1,325	1,325
0.75%, 10/07/2016(c)	500	502
Ford Motor Credit Co LLC				Diversified Financial Services - 2.17%
3.98%, 06/15/2016	2,000	2,062		General Electric Capital Corp
General Motors Co				1.27%, 03/15/2023(c)	2,000	2,026
4.88%, 10/02/2023	500	542		5.30%, 02/11/2021	500	577
		$3,106		International Lease Finance Corp
Banks- 7.19%				8.75%, 03/15/2017(c)	1,000	1,105
Bank of America Corp				Jefferies Group LLC
5.42%, 03/15/2017	800	854		6.25%, 01/15/2036	1,425	1,424
8.00%, 07/29/2049(c)	1,000	1,069		8.50%, 07/15/2019	750	897
8.13%, 12/29/2049(c)	1,000	1,079				$6,029
Citigroup Inc				Electric - 6.96%
4.50%, 01/14/2022	1,000	1,104		Exelon Generation Co LLC
Goldman Sachs Group Inc/The				6.20%, 10/01/2017	1,000	1,108
3.63%, 02/07/2016	500	511		GenOn Americas Generation LLC
5.38%, 03/15/2020	2,000	2,269		8.50%, 10/01/2021	1,250	1,188
ING Bank NV
5.00%, 06/09/2021(d)	1,000	1,141		GenOn Energy Inc
JP Morgan Chase & Co				9.88%, 10/15/2020	750	759
7.90%, 04/29/2049 (c)	1,000	1,076		LG&E and KU Energy LLC
				4.38%, 10/01/2021	1,000	1,104
Morgan Stanley				Metropolitan Edison Co
5.50%, 07/28/2021	1,000	1,160		3.50%, 03/15/2023(d)	1,000	1,019
6.25%, 08/09/2026	850	1,055		NiSource Finance Corp
PNC Financial Services Group Inc/The
6.75%, 07/29/2049(c)	2,000	2,225		5.25%, 09/15/2017	1,000	1,093
				Oncor Electric Delivery Co LLC
SunTrust Bank/Atlanta GA				7.00%, 09/01/2022	2,000	2,562
2.75%, 05/01/2023	1,000	994		PacifiCorp
US Bancorp/MN				5.25%, 06/15/2035	850	1,038
1.65%, 05/15/2017	3,000	3,041		6.25%, 10/15/2037	500	687
3.60%, 09/11/2024	250	261		PPL Energy Supply LLC
				5.70%, 10/15/2035	2,000	2,024

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Lodging - 0.75%
Solar Star Funding LLC				Boyd Gaming Corp
5.38%, 06/30/2035(d)	$1,500	$1,708		9.13%, 12/01/2018	$2,000	$2,090
Southwestern Electric Power Co
3.55%, 02/15/2022	1,000	1,055
5.38%, 04/15/2015	1,275	1,276	Media	- 2.87%
				21st Century Fox America Inc
TransAlta Corp				6.40%, 12/15/2035	1,000	1,316
4.50%, 11/15/2022	1,750	1,725
Tucson Electric Power Co				8.00%, 10/17/2016	1,000	1,105
				Comcast Corp
3.85%, 03/15/2023	1,000	1,044		6.45%, 03/15/2037	2,000	2,708
		$19,390		Historic TW Inc
Electronics - 0.51%				9.15%, 02/01/2023	250	345
Corning Inc				Time Warner Cable Inc
4.75%, 03/15/2042	750	818		6.55%, 05/01/2037	1,500	1,884
6.63%, 05/15/2019	500	591		6.75%, 06/15/2039	500	641
		$1,409				$7,999

Entertainment - 0.19%				Mining - 0.62%
Greektown Holdings LLC/Greektown				Glencore Canada Corp
Mothership Corp				6.00%, 10/15/2015	1,675	1,718
8.88%, 03/15/2019(d)	250	264
Peninsula Gaming LLC / Peninsula Gaming				Oil & Gas - 6.02%
Corp				BG Energy Capital PLC
8.38%, 02/15/2018(d)	250	263
				4.00%, 10/15/2021(d)	2,000	2,084
		$527		BP Capital Markets PLC
Environmental Control - 0.94%				3.25%, 05/06/2022	1,000	1,030
ADS Waste Holdings Inc				4.75%, 03/10/2019	2,000	2,213
8.25%, 10/01/2020	1,500	1,568		Linn Energy LLC / Linn Energy Finance
Republic Services Inc				Corp
3.55%, 06/01/2022	1,000	1,046		6.50%, 05/15/2019	1,000	841
		$2,614		Nabors Industries Inc
				5.00%, 09/15/2020	1,000	996
Forest Products & Paper - 0.79%				Petro-Canada
Plum Creek Timberlands LP				9.25%, 10/15/2021	1,075	1,450
4.70%, 03/15/2021	2,000	2,209		Phillips 66
				4.30%, 04/01/2022	1,000	1,090
Healthcare - Services - 1.18%				Rowan Cos Inc
HCA Inc				4.88%, 06/01/2022	750	721
7.50%, 11/06/2033	250	270		5.00%, 09/01/2017	2,000	2,060
HealthSouth Corp				W&T Offshore Inc
5.75%, 11/01/2024	500	520		8.50%, 06/15/2019	2,500	1,512
7.75%, 09/15/2022	740	781		Whiting Petroleum Corp
Roche Holdings Inc				5.75%, 03/15/2021	1,250	1,241
0.61%, 09/30/2019(c),(d)	1,000	1,002		XTO Energy Inc
Vantage Oncology LLC / Vantage Oncology				6.75%, 08/01/2037	1,000	1,534
Finance Co						$16,772
9.50%, 06/15/2017(d)	750	724
				Oil & Gas Services - 1.44%
		$3,297		Exterran Partners LP / EXLP Finance Corp
Insurance - 2.56%				6.00%, 04/01/2021	2,000	1,840
Fidelity National Financial Inc				Weatherford International Ltd/Bermuda
6.60%, 05/15/2017	2,500	2,731		4.50%, 04/15/2022	250	228
First American Financial Corp				5.13%, 09/15/2020	2,000	1,948
4.30%, 02/01/2023	2,000	2,003				$4,016
Prudential Financial Inc				Other Asset Backed Securities - 1.40%
7.38%, 06/15/2019	1,000	1,211		Drug Royalty II LP 2
8.88%, 06/15/2068(c)	1,000	1,179		3.48%, 07/15/2023(c),(d)	1,872	1,903
		$7,124		PFS Financing Corp
				0.67%, 04/17/2017(c),(d)	1,000	1,000
Iron & Steel - 1.52%				0.72%, 02/15/2018(c),(d)	1,000	1,000
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,100				$3,903
ArcelorMittal				Packaging & Containers - 0.38%
6.25%, 03/01/2021(c)	2,000	2,125
				Sealed Air Corp
		$4,225		6.88%, 07/15/2033(d)	1,000	1,052
Leisure Products & Services - 1.05%
Carnival Corp				Pharmaceuticals - 0.64%
7.20%, 10/01/2023	1,475	1,815		AbbVie Inc
Royal Caribbean Cruises Ltd				2.90%, 11/06/2022	1,000	992
7.25%, 03/15/2018	1,000	1,115		Actavis Funding SCS
		$2,930		4.55%, 03/15/2035	750	782
						$1,774

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

	Pipelines - 2.52%			Pharmaceuticals - 0.40%
	ANR Pipeline Co			Omnicare Inc
	9.63%, 11/01/2021	$1,000	$1,353	3.25%, 12/15/2035		$433	$473
	Buckeye Partners LP			3.50%, 02/15/2044		538	655
	4.35%, 10/15/2024	500	499				$1,128
	El Paso Natural Gas Co LLC			TOTAL CONVERTIBLE BONDS			$3,370
	7.50%, 11/15/2026	2,100	2,626	SENIOR FLOATING RATE INTERESTS -		Principal
	Express Pipeline LLC			0.64%	Amount (000's)	Value	(000	's)
	7.39%, 12/31/2019(d)	676	718
	Southeast Supply Header LLC			Transportation - 0.64%
	4.25%, 06/15/2024(d)	750	763	Trailer Bridge Inc, Term Loan
				10.00%, 04/02/2016(b),(c),(e)		$1,775	$1,775
	Southern Natural Gas Co LLC
	8.00%, 03/01/2032	850	1,057
			$7,016	TOTAL SENIOR FLOATING RATE INTERESTS			$1,775
				U.S. GOVERNMENT & GOVERNMENT		Principal
REITS	- 8.04%			AGENCY OBLIGATIONS - 31.16%	Amount (000's)	Value	(000	's)
	Alexandria Real Estate Equities Inc			Federal Home Loan Mortgage Corporation (FHLMC) -
	4.60%, 04/01/2022	1,250	1,321	6.08%
	BioMed Realty LP			3.00%, 10/01/2042		$1,739	$1,778
	4.25%, 07/15/2022	1,000	1,045	3.00%, 10/01/2042		864	883
	6.13%, 04/15/2020	1,000	1,152	3.00%, 11/01/2042		849	868
	CubeSmart LP			3.00%, 12/01/2042		388	397
	4.80%, 07/15/2022	1,750	1,933	3.50%, 10/01/2041		1,062	1,115
	Duke Realty LP			3.50%, 04/01/2042		2,236	2,349
	8.25%, 08/15/2019	2,000	2,470	3.50%, 04/01/2042		1,428	1,499
	HCP Inc			4.50%, 08/01/2033		367	401
	3.75%, 02/01/2019	1,000	1,054	4.50%, 05/01/2039		833	908
	Health Care REIT Inc			4.50%, 06/01/2039		489	544
	6.13%, 04/15/2020	1,000	1,159	4.50%, 07/01/2039		1,580	1,749
	6.20%, 06/01/2016	1,675	1,774	4.50%, 12/01/2040		777	849
	Healthcare Realty Trust Inc			4.50%, 10/01/2041		949	1,035
	6.50%, 01/17/2017	2,000	2,176	5.00%, 08/01/2019		225	237
	Hospitality Properties Trust			5.00%, 08/01/2035		1,049	1,160
	4.65%, 03/15/2024	750	777	5.50%, 11/01/2017		36	38
	5.00%, 08/15/2022	750	798	5.50%, 01/01/2018		15	16
	Kimco Realty Corp			5.50%, 05/01/2031		49	55
	6.88%, 10/01/2019	2,000	2,380	5.50%, 06/01/2035		104	117
	Simon Property Group LP			5.50%, 01/01/2036		258	292
	10.35%, 04/01/2019	2,000	2,592	5.50%, 04/01/2036		157	178
	Ventas Realty LP / Ventas Capital Corp			6.00%, 03/01/2031		32	36
	3.25%, 08/15/2022	1,750	1,756	6.00%, 05/01/2032		54	62
			$22,387	6.00%, 06/01/2038		255	291
	Savings & Loans - 0.40%			6.50%, 06/01/2029		19	22
	First Niagara Financial Group Inc			6.50%, 08/01/2029		22	25
	7.25%, 12/15/2021	1,000	1,117	7.00%, 01/01/2032		20	21
				9.00%, 01/01/2025		4	5
							$16,930
	Telecommunications - 0.82%
	Qwest Corp			Federal National Mortgage Association (FNMA) - 15.26%
	6.75%, 12/01/2021	2,000	2,292	3.00%, 03/01/2042		1,524	1,562
				3.00%, 03/01/2042		1,496	1,534
				3.00%, 05/01/2042		814	835
	Transportation - 0.94%			3.00%, 06/01/2042		1,534	1,573
	Navios Maritime Holdings Inc / Navios			3.00%, 06/01/2042		753	772
	Maritime Finance II US Inc			3.00%, 08/01/2042		780	799
	7.38%, 01/15/2022(d)	500	466
				3.50%, 12/01/2040		1,278	1,346
	Trailer Bridge Inc			3.50%, 12/01/2041		475	500
	0.00%, 11/15/2015(a),(b)	2,000	—
	15.75%, 03/31/2017(b),(c),(e)	2,315	2,155	3.50%, 03/01/2042		763	802
				3.50%, 04/01/2042		1,387	1,459
			$2,621	3.50%, 02/01/2043		919	971
	Trucking & Leasing - 0.75%			3.50%, 06/01/2043		1,414	1,494
	Penske Truck Leasing Co Lp / PTL Finance			4.00%, 03/01/2039		1,035	1,107
	Corp			4.00%, 08/01/2040		874	937
	3.75%, 05/11/2017(d)	2,000	2,086	4.00%, 09/01/2040		1,916	2,072
				4.00%, 11/01/2040		967	1,037
	TOTAL BONDS		$173,654	4.00%, 10/01/2041		856	917
		Principal		4.00%, 10/01/2041		1,092	1,170
	CONVERTIBLE BONDS - 1.21%	Amount (000's) Value (000's)		4.00%, 11/01/2041		1,311	1,405
				4.00%, 04/01/2042		706	756
	Automobile Parts & Equipment - 0.81%			4.00%, 11/01/2043		2,214	2,401
	Meritor Inc			4.00%, 11/01/2043		883	952
	7.88%, 03/01/2026	1,500	2,242	4.00%, 01/01/2044		1,993	2,149
				4.00%, 02/01/2044		2,673	2,892
				4.00%, 09/01/2044		950	1,016

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
			Mortgage Securities	21.39%
Federal National Mortgage Association (FNMA) (continued)			Financial	20.36%
4.50%, 06/01/2039	$375	$409
4.50%, 08/01/2039	430	478	Energy	9.98%
			Government	9.77%
4.50%, 05/01/2040	1,319	1,451	Utilities	6.96%
4.50%, 10/01/2040	1,500	1,652
4.50%, 12/01/2040	837	921	Consumer, Non-cyclical	5.63%
			Asset Backed Securities	4.93%
4.50%, 05/01/2044	890	974	Industrial	4.58%
5.00%, 01/01/2018	57	60
5.00%, 08/01/2035	498	554	Consumer, Cyclical	3.99%
			Exchange Traded Funds	3.69%
5.00%, 04/01/2039	291	327	Communications	3.69%
5.00%, 12/01/2039	327	364
5.00%, 04/01/2040	853	958	Basic Materials	3.47%
			Technology	0.62%
5.00%, 06/01/2040	727	816	Other Assets in Excess of Liabilities, Net	0.94%
5.50%, 03/01/2033	64	72
5.50%, 06/01/2033	236	267	TOTAL NET ASSETS	100.00%
5.50%, 02/01/2035	462	526
6.00%, 04/01/2032	57	66
6.50%, 05/01/2031	6	6
6.50%, 04/01/2032	86	99
6.50%, 05/01/2032	36	42
7.00%, 01/01/2030	2	2
		$42,502
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032(c)	53	62
7.00%, 06/20/2031	54	66
9.00%, 02/15/2025	3	3
		$131

U.S. Treasury - 9.77%
1.38%, 11/30/2018	1,000	1,010
1.63%, 11/15/2022	2,000	1,981
1.75%, 05/15/2022	2,000	2,005
2.00%, 11/15/2021	2,000	2,045
2.38%, 05/31/2018	1,000	1,044
2.63%, 11/15/2020	2,000	2,119
2.75%, 02/15/2019	1,000	1,060
2.75%, 02/15/2024	1,000	1,072
2.88%, 05/15/2043	1,000	1,065
3.00%, 11/15/2044	1,000	1,096
3.13%, 05/15/2019	2,000	2,152
3.13%, 05/15/2021	1,000	1,089
3.13%, 08/15/2044	1,000	1,120
3.38%, 05/15/2044	1,000	1,171
3.63%, 02/15/2020	2,000	2,216
3.63%, 02/15/2044	1,000	1,223
3.75%, 08/15/2041	1,000	1,243
3.75%, 11/15/2043	2,000	2,498
		$27,209
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$86,772
Total Investments		$275,839
Other Assets in Excess of Liabilities, Net - 0.94%		$2,620
TOTAL NET ASSETS - 100.00%		$278,459

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,930 or 1.41% of net assets.
(c)	Variable Rate. Rate shown is in effect at March 31, 2015.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,925 or 8.95% of net assets.
(e) Security is Illiquid

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2015 (unaudited)

COMMON STOCKS - 95.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.50%			Diversified Financial Services - 4.33%
Multiplus SA	19,400	$204	Fubon Financial Holding Co Ltd	771,000	$1,382
Smiles SA	20,195	318	Mega Financial Holding Co Ltd	1,524,484	1,263
		$522	Rural Electrification Corp Ltd	100,917	538
			Shinhan Financial Group Co Ltd	35,990	1,352
Agriculture - 0.87%					$4,535
Bunge Ltd	4,703	387
KT&G Corp	6,605	528	Electric - 4.51%
		$915	Huadian Fuxin Energy Corp Ltd	1,152,000	563
			Huadian Power International Corp Ltd	1,115,119	930
Airlines - 1.88%			Huaneng Power International Inc	312,000	371
Air China Ltd	636,000	649	JSW Energy Ltd	285,108	543
Korean Air Lines Co Ltd (a)	19,268	842	Korea Electric Power Corp	33,066	1,363
Turk Hava Yollari AO (a)	145,993	481	Tenaga Nasional BHD	247,800	959
		$1,972			$4,729

Apparel - 0.32%			Electronics - 1.95%
Feng TAY Enterprise Co Ltd	56,600	340	AU Optronics Corp (a)	582,000	292
			Hon Hai Precision Industry Co Ltd	311,354	911
Automobile Manufacturers - 4.41%			Hu Lane Associate Inc	94,000	434
Ashok Leyland Ltd (a)	391,797	459	Pegatron Corp	150,000	405
Brilliance China Automotive Holdings Ltd	282,000	543			$2,042
Hyundai Motor Co	5,644	855	Engineering & Construction - 2.23%
Kia Motors Corp	9,343	380	China Railway Group Ltd	539,000	551
Maruti Suzuki India Ltd (b)	13,960	867
			Grupo Aeroportuario del Pacifico SAB de CV	82,400	542
Tata Motors Ltd ADR	33,656	1,517	Grupo Aeroportuario del Sureste SAB de CV	51,258	689
		$4,621	(a)

Banks - 16.09%			Promotora y Operadora de Infraestructura	52,308	558
Abu Dhabi Commercial Bank PJSC	245,992	432	SAB de CV (a)
Axis Bank Ltd (b)	130,659	1,175			$2,340
Banco de Chile	5,134,658	576	Environmental Control - 0.50%
Bank Negara Indonesia Persero Tbk PT	1,080,900	597	Coway Co Ltd	6,371	524
Bank of China Ltd	4,318,800	2,497
Barclays Africa Group Ltd	60,941	929
BDO Unibank Inc	160,700	445	Food - 3.76%
China Construction Bank Corp	1,443,902	1,198	BRF SA	27,100	536
China Merchants Bank Co Ltd	169,500	414	Gruma SAB de CV	81,000	1,031
Credicorp Ltd	4,645	653	Indofood Sukses Makmur Tbk PT	904,100	515
FirstRand Ltd	330,736	1,520	JBS SA	165,225	735
Grupo Financiero Inbursa SAB de CV	283,300	714	Thai Union Frozen Products PCL (b)	734,400	453
Industrial & Commercial Bank of China Ltd	1,594,000	1,179	Universal Robina Corp	132,750	670
Industrial Bank of Korea	57,120	686			$3,940
Kasikornbank PCL	155,200	1,097	Healthcare - Services - 0.38%
Malayan Banking Bhd	163,200	411	Netcare Ltd	117,651	403
Qatar National Bank SAQ	10,732	570
Turkiye Is Bankasi	284,932	641
Yes Bank Ltd	86,156	1,125	Insurance - 4.71%
		$16,859	BB Seguridade Participacoes SA	75,000	768
			China Life Insurance Co Ltd	136,000	598
Beverages - 0.36%			PICC Property & Casualty Co Ltd	400,300	790
Arca Continental SAB de CV (a)	61,100	376
			Ping An Insurance Group Co of China Ltd	86,000	1,032
			Powszechny Zaklad Ubezpieczen SA	8,864	1,144
Chemicals - 1.27%			Sanlam Ltd	93,683	604
LG Hausys Ltd	3,096	481			$4,936
UPL Ltd	121,112	855	Internet - 5.35%
		$1,336	Alibaba Group Holding Ltd ADR(a)	7,574	630
Coal - 0.54%			Com2uSCorp (a)	1,748	303
China Shenhua Energy Co Ltd	221,500	565	Tencent Holdings Ltd	193,400	3,673
			Vipshop Holdings Ltd ADR(a)	34,135	1,005
					$5,611
Commercial Services - 1.33%
Cielo SA	42,600	610	Iron & Steel - 0.27%
Shenzhen International Holdings Ltd	279,500	421	POSCO	1,275	279
TAL Education Group ADR(a)	10,897	362
		$1,393	Media - 1.87%
Computers - 1.98%			Naspers Ltd	12,742	1,955
Infosys Ltd ADR	17,207	604
Lenovo Group Ltd	568,000	828	Metal Fabrication & Hardware - 1.48%
Tata Consultancy Services Ltd	15,813	644	Bharat Forge Ltd	35,386	722
		$2,076	Hyosung Corp	10,580	825
Cosmetics & Personal Care - 0.98%					$1,547
Amorepacific Corp	339	1,024

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS - 3.32%	Shares Held	Value	(000	's)

Mining - 0.95%			Banks - 2.41%
KGHM Polska Miedz SA	20,516	$649	Banco Bradesco SA	96,480			$896
MMC Norilsk Nickel OJSC ADR	19,699	351	Itau Unibanco Holding SA	147,335			1,635
		$1,000					$2,531

Miscellaneous Manufacturing - 0.82%			Electric - 0.15%
Largan Precision Co Ltd	10,000	860	Cia Energetica de Sao Paulo	21,089			157

Oil & Gas - 3.96%			Media - 0.04%
China Petroleum & Chemical Corp	382,400	305	Zee Entertainment Enterprises Ltd (a)	3,223,416			42
Cosan SA Industria e Comercio	54,100	470
Hindustan Petroleum Corp Ltd	72,766	755
Lukoil OAO ADR	24,593	1,137	Oil & Gas - 0.44%
PetroChina Co Ltd	874,000	971	Petroleo Brasileiro SA	60,300			185
Sasol Ltd	7,733	261	Surgutneftegas OAO	359,800			275
Tatneft OAO ADR	8,405	249					$460
		$4,148	Telecommunications - 0.28%
Pharmaceuticals - 1.42%			Telefonica Brasil SA	18,700			289
Aurobindo Pharma Ltd	42,265	826
Lupin Ltd	20,689	664	TOTAL PREFERRED STOCKS				$3,479
		$1,490	Total Investments				$104,024
			Other Assets in Excess of Liabilities, Net - 0.74%				$779
Real Estate - 1.38%			TOTAL NET ASSETS - 100.00%				$104,803
China Vanke Co Ltd (a)	219,900	521
Emlak Konut Gayrimenkul Yatirim Ortakligi	540,452	612
AS			(a) Non-Income Producing Security
Shimao Property Holdings Ltd	148,500	312	(b)			Fair value of these investments is determined in good faith by the Manager
		$1,445	under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
REITS - 1.24%			$2,495 or 2.38% of net assets.
Fibra Uno Administracion SA de CV	151,300	401
Growthpoint Properties Ltd	135,770	321
Mexico Real Estate Management SA de CV (a)	368,500	580
		$1,302	Portfolio Summary (unaudited)
			Country				Percent
Retail - 0.99%			China				19.56%
ANTA Sports Products Ltd	282,000	515	Korea, Republic Of				15.73%
Wal-Mart de Mexico SAB de CV	210,800	525	Taiwan, Province Of China				13.24%
		$1,040	India				12.37%
Semiconductors - 11.81%			South Africa				6.82%
Advanced Semiconductor Engineering Inc	467,000	633	Brazil				6.49%
Everlight Electronics Co Ltd	268,000	607	Mexico				5.83%
Samsung Electronics Co Ltd	3,245	4,208	Hong Kong				3.73%
SK Hynix Inc	40,350	1,648	Malaysia				2.22%
Taiwan Semiconductor Manufacturing Co Ltd	915,164	4,253	Russian Federation				1.91%
Vanguard International Semiconductor Corp	300,000	509	Poland				1.71%
Win Semiconductors Corp	378,000	517	United States				1.67%
		$12,375	Indonesia				1.66%
			Turkey				1.65%
Software - 0.82%			Thailand				1.48%
HCL Technologies Ltd	54,734	855	Philippines				1.07%
			Peru				0.62%
Telecommunications - 10.17%			Chile				0.55%
America Movil SAB de CV ADR	33,798	692	Qatar				0.54%
Bharti Infratel Ltd	124,147	763	United Arab Emirates				0.41%
BYD Electronic International Co Ltd	234,000	296	Other Assets in Excess of Liabilities, Net				0.74%
China Mobile Ltd	201,459	2,625	TOTAL NET ASSETS				100.00%
China Telecom Corp Ltd	1,374,000	878
Chunghwa Telecom Co Ltd	204,000	652
DiGi.Com Bhd	326,000	554
MTN Group Ltd	68,329	1,152
SK Telecom Co Ltd	4,805	1,182
Taiwan Mobile Co Ltd	233,000	815
Telekom Malaysia Bhd	211,500	414
Telekomunikasi Indonesia Persero Tbk PT	2,869,000	633
		$10,656
TOTAL COMMON STOCKS		$100,011
INVESTMENT COMPANIES - 0.51%	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.51%
BlackRock Liquidity Funds FedFund Portfolio	533,982	534

TOTAL INVESTMENT COMPANIES		$534

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2015 (unaudited)

COMMON STOCKS - 95.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Beverages (continued)
Interpublic Group of Cos Inc/The	1,545	$34	Coca-Cola Enterprises Inc	3,913	$173
Omnicom Group Inc	933	73	Constellation Brands Inc	631	73
		$107	Dr Pepper Snapple Group Inc	2,023	159
			Keurig Green Mountain Inc	654	73
Aerospace & Defense - 2.42%			Monster Beverage Corp (a)	848	117
Boeing Co/The	4,988	749	PepsiCo Inc	18,082	1,729
General Dynamics Corp	752	102			$2,936
L-3 Communications Holdings Inc	305	38
Lockheed Martin Corp	650	132	Biotechnology - 3.63%
Northrop Grumman Corp	473	76	Alexion Pharmaceuticals Inc (a)	1,188	206
Orbital ATK Inc	8,741	670	Amgen Inc	12,870	2,058
Raytheon Co	10,217	1,116	Biogen Inc (a)	2,433	1,028
Rockwell Collins Inc	484	47	Celgene Corp (a)	3,102	358
United Technologies Corp	4,090	479	Gilead Sciences Inc (a)	7,531	739
		$3,409	Incyte Corp (a)	400	37
			Regeneron Pharmaceuticals Inc (a)	1,116	503
Agriculture - 0.95%			United Therapeutics Corp (a)	200	34
Altria Group Inc	8,189	410	Vertex Pharmaceuticals Inc (a)	1,310	154
Archer-Daniels-Midland Co	2,811	133			$5,117
Bunge Ltd	800	66
Lorillard Inc	926	60	Building Materials - 0.78%
Philip Morris International Inc	7,805	588	Eagle Materials Inc	9,580	800
Reynolds American Inc	1,154	80	Martin Marietta Materials Inc	800	112
		$1,337	Vulcan Materials Co	2,194	185
					$1,097
Airlines - 0.62%
American Airlines Group Inc	6,720	355	Chemicals - 2.10%
Delta Air Lines Inc	6,566	295	Air Products & Chemicals Inc	458	69
Southwest Airlines Co	1,613	71	Airgas Inc	1,253	133
United Continental Holdings Inc (a)	2,210	149	Ashland Inc	900	115
		$870	Celanese Corp	2,100	117
			CF Industries Holdings Inc	179	51
Apparel - 0.50%			Dow Chemical Co/The	2,625	126
Hanesbrands Inc	4,402	147	Eastman Chemical Co	557	38
Michael Kors Holdings Ltd (a)	752	50	Ecolab Inc	7,520	860
Nike Inc	3,721	374	EI du Pont de Nemours & Co	4,679	335
Ralph Lauren Corp	225	30	International Flavors & Fragrances Inc	302	35
Under Armour Inc (a)	500	40	LyondellBasell Industries NV	942	83
VF Corp	841	63	Monsanto Co	2,616	294
		$704	Mosaic Co/The	1,173	54
Automobile Manufacturers - 0.26%			PPG Industries Inc	523	118
Ford Motor Co	9,732	157	Praxair Inc	1,487	180
General Motors Co	3,352	126	RPM International Inc	1,700	82
PACCAR Inc	1,328	84	Sherwin-Williams Co/The	742	211
		$367	Sigma-Aldrich Corp	447	62
					$2,963
Automobile Parts & Equipment - 1.34%
BorgWarner Inc	800	48	Coal - 0.01%
Delphi Automotive PLC	2,687	215	Consol Energy Inc	700	20
Johnson Controls Inc	32,197	1,624
		$1,887	Commercial Services - 1.09%
Banks - 7.49%			ADT Corp/The	641	27
Bank of America Corp	50,048	770	Automatic Data Processing Inc	7,431	637
Bank of New York Mellon Corp/The	5,673	229	Cintas Corp	347	28
BB&T Corp	1,779	69	Equifax Inc	1,000	93
Capital One Financial Corp	1,374	108	H&R Block Inc	996	32
Citigroup Inc	48,324	2,490	MasterCard Inc	5,991	518
			McGraw Hill Financial Inc	876	90
Comerica Inc	1,900	86	Quanta Services Inc (a)	743	21
Goldman Sachs Group Inc/The	1,219	229	Total System Services Inc	597	23
JP Morgan Chase & Co	40,745	2,468	United Rentals Inc (a)	361	33
KeyCorp	3,205	45
M&T Bank Corp	1,400	178	Western Union Co/The	1,901	39
Morgan Stanley	10,381	370			$1,541
Northern Trust Corp	2,722	189	Computers - 4.73%
PNC Financial Services Group Inc/The	1,307	122	Accenture PLC - Class A	3,221	302
Regions Financial Corp	5,132	49	Apple Inc	37,608	4,680
State Street Corp	4,774	351	Cognizant Technology Solutions Corp (a)	2,854	178
SunTrust Banks Inc	1,966	81	EMC Corp/MA	8,267	211
US Bancorp/MN	4,449	194	Hewlett-Packard Co	4,397	137
Wells Fargo & Co	46,391	2,524	International Business Machines Corp	3,906	627
		$10,552	NetApp Inc	1,173	41
Beverages - 2.08%			SanDisk Corp	1,302	83
Coca-Cola Co/The	15,074	612	Seagate Technology PLC	4,030	210
			Teradata Corp (a)	550	24

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 2.61%
Western Digital Corp	1,913	$174	Agilent Technologies Inc	2,400	$100
		$6,667	Amphenol Corp	1,500	88
			Corning Inc	3,036	69
Consumer Products - 0.11%			Honeywell International Inc	13,456	1,404
Clorox Co/The	491	54	Keysight Technologies Inc (a)	1,200	44
Kimberly-Clark Corp	928	100	Sensata Technologies Holding NV (a)	2,900	167
		$154	TE Connectivity Ltd	864	62
Cosmetics & Personal Care - 1.29%			Thermo Fisher Scientific Inc	7,774	1,044
Colgate-Palmolive Co	2,811	195	Trimble Navigation Ltd (a)	1,100	28
Estee Lauder Cos Inc/The	900	75	Tyco International PLC	15,720	677
Procter & Gamble Co/The	18,908	1,549			$3,683
		$1,819	Engineering & Construction - 0.19%
Distribution & Wholesale - 0.08%			Fluor Corp	562	32
Fossil Group Inc (a)	169	14	Granite Construction Inc	6,230	219
Genuine Parts Co	572	53	Jacobs Engineering Group Inc (a)	452	20
WW Grainger Inc	224	53			$271
		$120	Environmental Control - 0.03%
Diversified Financial Services - 2.62%			Republic Services Inc	911	37
Affiliated Managers Group Inc (a)	204	44
Ally Financial Inc (a)	3,800	80
			Food - 1.91%
American Express Co	9,710	758	Campbell Soup Co	666	31
Ameriprise Financial Inc	1,397	182	ConAgra Foods Inc	2,900	106
BlackRock Inc	627	229	Danone SA ADR	42,576	575
Charles Schwab Corp/The	20,244	616	General Mills Inc	1,281	72
CME Group Inc/IL	1,780	169	Hormel Foods Corp	504	29
Discover Financial Services	3,696	209	JM Smucker Co/The	381	44
E*Trade Financial Corp (a)	2,700	77
			Kellogg Co	1,500	99
FNF Group	1,400	51	Kraft Foods Group Inc	1,856	161
Franklin Resources Inc	1,468	75	Kroger Co/The	1,248	96
Intercontinental Exchange Inc	904	211	McCormick & Co Inc/MD	480	37
LPL Financial Holdings Inc	1,000	44	Mondelez International Inc	11,457	414
NASDAQ OMX Group Inc/The	422	22	Nestle SA ADR	8,960	674
Och-Ziff Capital Management Group LLC	3,000	38	Safeway Inc (a),(b),(c)	825	—
T Rowe Price Group Inc	977	79	Sysco Corp	4,020	152
TD Ameritrade Holding Corp	1,700	63	Tyson Foods Inc	1,095	42
Visa Inc	11,393	746	Whole Foods Market Inc	3,152	164
		$3,693			$2,696

Electric - 1.86%			Forest Products & Paper - 0.12%
AES Corp/VA	10,722	138	International Paper Co	3,184	177
Ameren Corp	909	38
American Electric Power Co Inc	4,088	230
CMS Energy Corp	3,632	127	Gas - 0.73%
Consolidated Edison Inc	1,097	67	CenterPoint Energy Inc	1,611	33
Dominion Resources Inc/VA	1,246	88	NiSource Inc	5,985	264
DTE Energy Co	664	54	Sempra Energy	6,700	731
Duke Energy Corp	1,754	135			$1,028
Edison International	1,221	76	Hand & Machine Tools - 0.10%
Entergy Corp	676	52	Snap-on Inc	217	32
Eversource Energy	740	37	Stanley Black & Decker Inc	1,089	104
Exelon Corp	15,236	512			$136
FirstEnergy Corp	6,101	214
Integrys Energy Group Inc	281	20	Healthcare - Products - 1.06%
NextEra Energy Inc	1,093	114	Baxter International Inc	1,153	79
NRG Energy Inc	3,200	81	Becton Dickinson and Co	1,504	216
Pepco Holdings Inc	947	25	Boston Scientific Corp (a)	2,819	50
PG&E Corp	3,356	178	CR Bard Inc	272	45
Pinnacle West Capital Corp	414	26	DENTSPLY International Inc	508	26
PPL Corp	2,499	84	Edwards Lifesciences Corp (a)	404	57
Public Service Enterprise Group Inc	1,897	80	Henry Schein Inc (a)	314	44
SCANA Corp	535	30	Intuitive Surgical Inc (a)	140	71
Southern Co/The	2,200	97	Medtronic PLC	6,703	523
TECO Energy Inc	827	16	Patterson Cos Inc	307	15
Wisconsin Energy Corp	845	42	St Jude Medical Inc	1,454	95
Xcel Energy Inc	1,896	66	Stryker Corp	2,222	205
		$2,627	Zimmer Holdings Inc	636	75

Electrical Components & Equipment - 0.25%					$1,501
AMETEK Inc	885	46	Healthcare - Services - 1.83%
Emerson Electric Co	1,635	93	Aetna Inc	2,449	261
Energizer Holdings Inc	800	110	Anthem Inc	1,904	294
Hubbell Inc	900	99	Cigna Corp	624	81
		$348	DaVita HealthCare Partners Inc (a)	800	65

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Humana Inc	1,161	$206	Wynn Resorts Ltd	400	$50
Laboratory Corp of America Holdings (a)	376	47			$940
Quest Diagnostics Inc	540	42
UnitedHealth Group Inc	13,364	1,581	Machinery - Construction & Mining - 0.13%
		$2,577	Caterpillar Inc	2,072	166
			Joy Global Inc	366	14
Home Builders - 0.04%					$180
Lennar Corp	1,200	62
			Machinery - Diversified - 0.77%
			Cummins Inc	401	55
Home Furnishings - 0.08%			Deere & Co	810	71
Harman International Industries Inc	257	34	Flowserve Corp	3,798	214
Leggett & Platt Inc	502	23	Rockwell Automation Inc	5,671	658
Whirlpool Corp	292	59	Roper Industries Inc	370	64
		$116	Xylem Inc/NY	653	23

Housewares - 0.03%					$1,085
Newell Rubbermaid Inc	989	39	Media - 3.23%
			Cablevision Systems Corp	749	14
Insurance - 3.88%			CBS Corp	969	59
ACE Ltd	802	89	Comcast Corp - Class A	10,733	606
			DIRECTV (a)	2,222	189
Aflac Inc	1,075	69
Allstate Corp/The	1,020	73	Gannett Co Inc	850	31
			News Corp (a)	4,800	77
American International Group Inc	3,398	186
Aon PLC	686	66	Nielsen NV	1,182	53
Assurant Inc	251	15	Scripps Networks Interactive Inc	377	26
Berkshire Hathaway Inc - Class A (a)	5	1,088	Time Warner Cable Inc	1,507	226
Berkshire Hathaway Inc - Class B (a)	5,850	844	Time Warner Inc	2,040	172
Chubb Corp/The	565	57	Twenty-First Century Fox Inc - A Shares	10,198	345
CNA Financial Corp	2,300	95	Twenty-First Century Fox Inc - B Shares	23,160	761
Genworth Financial Inc (a)	900	7	Viacom Inc	2,187	149
Hartford Financial Services Group Inc/The	1,549	65	Walt Disney Co/The	17,626	1,849
Lincoln National Corp	953	55			$4,557
Loews Corp	600	24	Metal Fabrication & Hardware - 0.14%
Marsh & McLennan Cos Inc	4,720	265	Precision Castparts Corp	938	197
MetLife Inc	38,238	1,932
Progressive Corp/The	1,980	54
Prudential Financial Inc	1,109	89	Mining - 0.20%
Torchmark Corp	468	26	Alcoa Inc	8,581	111
Travelers Cos Inc/The	787	85	Franco-Nevada Corp	500	24
Unum Group	942	32	Freeport-McMoRan Inc	5,516	104
XL Group PLC	6,700	247	Newmont Mining Corp	1,869	41
		$5,463			$280

Internet - 5.63%			Miscellaneous Manufacturing - 2.43%
Amazon.com Inc (a)	1,924	716	3M Co	2,788	460
eBay Inc (a)	3,865	223	Danaher Corp	5,146	437
Expedia Inc	369	35	Dover Corp	1,114	77
F5 Networks Inc (a)	270	31	Eaton Corp PLC	1,132	77
Facebook Inc (a)	25,121	2,065	General Electric Co	72,414	1,797
Google Inc - A Shares (a)	3,096	1,717	Illinois Tool Works Inc	740	72
Google Inc - C Shares (a)	3,137	1,720	Ingersoll-Rand PLC	1,200	82
LinkedIn Corp (a)	100	25	Pall Corp	300	30
Netflix Inc (a)	428	178	Parker-Hannifin Corp	539	64
Priceline Group Inc/The (a)	312	363	Pentair PLC	1,774	111
Splunk Inc (a)	8,110	480	Textron Inc	4,820	213
VeriSign Inc (a)	1,599	107			$3,420
Yahoo! Inc (a)	6,245	278
			Office & Business Equipment - 0.05%
		$7,938	Pitney Bowes Inc	695	16
Iron & Steel - 0.25%			Xerox Corp	3,918	51
Nucor Corp	7,515	357			$67
			Oil & Gas - 5.00%
Leisure Products & Services - 0.18%			Anadarko Petroleum Corp	2,473	205
Carnival Corp	900	43	Apache Corp	2,000	121
Harley-Davidson Inc	2,695	163	California Resources Corp	3,934	30
Norwegian Cruise Line Holdings Ltd (a)	900	49	Canadian Natural Resources Ltd	5,200	160
		$255	Chesapeake Energy Corp	1,861	26
			Chevron Corp	6,712	704
Lodging - 0.67%			Cimarex Energy Co	500	58
Hilton Worldwide Holdings Inc (a)	2,900	86	Concho Resources Inc (a)	210	24
Marriott International Inc/MD	773	62	ConocoPhillips	3,624	225
MGM Resorts International (a)	2,300	48	Continental Resources Inc/OK (a)	550	24
Starwood Hotels & Resorts Worldwide Inc	7,820	653	Devon Energy Corp	936	56
Wyndham Worldwide Corp	448	41	Diamond Offshore Drilling Inc	238	6

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Ensco PLC	830	$18	Iron Mountain Inc	1,608	$59
EOG Resources Inc	2,183	200	Kimco Realty Corp	1,546	41
EQT Corp	800	66	Macerich Co/The	527	44
Exxon Mobil Corp	30,575	2,600	Plum Creek Timber Co Inc	635	28
Helmerich & Payne Inc	603	41	Prologis Inc	1,919	84
Hess Corp	8,380	569	Public Storage	655	129
Marathon Petroleum Corp	2,163	222	Simon Property Group Inc	2,001	391
Murphy Oil Corp	605	28	SL Green Realty Corp	769	98
Newfield Exploration Co (a)	602	21	Ventas Inc	779	57
Noble Corp PLC	911	13	Vornado Realty Trust	1,855	207
Noble Energy Inc	1,449	71	Weyerhaeuser Co	3,675	122
Occidental Petroleum Corp	13,413	979			$2,884
Phillips 66	1,850	145
Pioneer Natural Resources Co	857	140	Retail - 7.79%
Range Resources Corp	920	48	Advance Auto Parts Inc	4,660	698
			AutoNation Inc (a)	281	18
Royal Dutch Shell PLC ADR	1,000	60	AutoZone Inc (a)	271	185
Southwestern Energy Co (a)	1,441	33
			Bed Bath & Beyond Inc (a)	695	53
Tesoro Corp	470	43
Valero Energy Corp	1,259	80	Best Buy Co Inc	1,091	41
			CarMax Inc (a)	2,600	179
WPX Energy Inc (a)	3,266	36
			Chipotle Mexican Grill Inc (a)	186	121
		$7,052	Coach Inc	1,833	76
Oil & Gas Services - 1.47%			Costco Wholesale Corp	2,460	373
Baker Hughes Inc	1,056	67	CVS Health Corp	27,884	2,878
Cameron International Corp (a)	8,294	374	Darden Restaurants Inc	448	31
FMC Technologies Inc (a)	7,527	279	Dollar General Corp	2,137	161
Halliburton Co	15,765	692	Dollar Tree Inc (a)	770	62
National Oilwell Varco Inc	3,754	188	GameStop Corp	402	15
Schlumberger Ltd	5,698	475	Gap Inc/The	994	43
		$2,075	Home Depot Inc/The	5,425	616
			Kohl's Corp	1,557	122
Packaging & Containers - 0.10%			L Brands Inc	2,121	200
Ball Corp	1,298	91	Lowe's Cos Inc	4,911	365
Owens-Illinois Inc (a)	567	13
			Macy's Inc	1,276	83
Sealed Air Corp	759	35	McDonald's Corp	3,656	356
		$139	Nordstrom Inc	517	42
Pharmaceuticals - 7.32%			O'Reilly Automotive Inc (a)	384	83
Abbott Laboratories	6,964	323	PVH Corp	309	33
AbbVie Inc	8,685	509	Rite Aid Corp (a)	8,600	75
Actavis PLC (a)	2,090	623	Ross Stores Inc	2,177	230
AmerisourceBergen Corp	503	57	Staples Inc	2,352	38
Bristol-Myers Squibb Co	12,785	824	Starbucks Corp	4,153	393
Cardinal Health Inc	797	72	Target Corp	8,281	680
Eli Lilly & Co	5,687	413	TJX Cos Inc/The	22,894	1,604
Express Scripts Holding Co (a)	1,778	154	Tractor Supply Co	910	77
Hospira Inc	642	56	Urban Outfitters Inc (a)	375	17
Johnson & Johnson	24,239	2,438	Walgreens Boots Alliance Inc	4,441	376
Mallinckrodt PLC (a)	300	38	Wal-Mart Stores Inc	6,758	556
McKesson Corp	1,503	340	Yum! Brands Inc	1,228	97
Merck & Co Inc	41,075	2,361			$10,977
Perrigo Co PLC	290	48	Semiconductors - 2.31%
Pfizer Inc	44,105	1,534	Altera Corp	900	39
Roche Holding AG ADR	9,800	337	Applied Materials Inc	11,804	266
Shire PLC ADR	400	96	ASML Holding NV - NY Reg Shares	7,617	769
Zoetis Inc	2,161	100	Atmel Corp	2,500	21
		$10,323	Avago Technologies Ltd	537	68
Pipelines - 0.26%			Broadcom Corp	6,546	284
Kinder Morgan Inc/DE	3,635	153	Intel Corp	17,669	553
Spectra Energy Corp	3,927	142	Lam Research Corp	2,570	180
Williams Cos Inc/The	1,431	72	Micron Technology Inc (a)	5,958	161
		$367	Qualcomm Inc	10,452	725
			Texas Instruments Inc	2,518	144
REITS - 2.05%			Xilinx Inc	980	41
American Tower Corp	7,915	746			$3,251
AvalonBay Communities Inc	1,150	200
Boston Properties Inc	574	81	Software - 5.18%
Crown Castle International Corp	1,886	156	Adobe Systems Inc (a)	1,008	75
Equity Residential	856	67	CA Inc	1,195	39
Federal Realty Investment Trust	500	74	Citrix Systems Inc (a)	5,340	341
General Growth Properties Inc	3,555	105	Dun & Bradstreet Corp/The	134	17
HCP Inc	1,727	75	Electronic Arts Inc (a)	1,165	69
Health Care REIT Inc	822	63	Fidelity National Information Services Inc	1,500	102
Host Hotels & Resorts Inc	2,839	57	Fiserv Inc (a)	894	71

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)			Portfolio Summary (unaudited)
						Sector		Percent
Software (continued)						Consumer, Non-cyclical		21.32%
Intuit Inc	705		$68			Financial		16.04%
Microsoft Corp	82,290		3,346
Oracle Corp	25,512		1,101			Technology		12.22%
Paychex Inc	1,225		61			Consumer, Cyclical		11.72%
Rackspace Hosting Inc (a)	1,600		83			Industrial		11.15%
Red Hat Inc (a)	14,728		1,115			Communications		10.97%
Salesforce.com Inc (a)	4,282		286			Energy		6.74%
VMware Inc (a)	6,370		522			Exchange Traded Funds		4.16%
						Basic Materials		2.68%
			$7,296			Utilities		2.59%
Telecommunications - 2.03%					Other Assets in Excess of Liabilities, Net			0.41%
AT&T Inc	16,879		551			TOTAL NET ASSETS		100.00%
CenturyLink Inc	2,123		73
Cisco Systems Inc	22,761		627
Harris Corp	390		31
Motorola Solutions Inc	1,100		73
T-Mobile US Inc (a)	4,000		127
Verizon Communications Inc	27,921		1,357
Windstream Holdings Inc	2,140		16
			$2,855

Textiles - 0.03%
Mohawk Industries Inc (a)	232		43

Toys, Games & Hobbies - 0.10%
Hasbro Inc	419		26
Mattel Inc	4,900		112
			$138

Transportation - 1.20%
Canadian Pacific Railway Ltd	330		60
CH Robinson Worldwide Inc	8,948		655
CSX Corp	2,363		78
Expeditors International of Washington Inc	1,093		53
FedEx Corp	2,028		336
Norfolk Southern Corp	651		67
Union Pacific Corp	2,123		230
United Parcel Service Inc	2,195		213
			$1,692
TOTAL COMMON STOCKS			$134,489
INVESTMENT COMPANIES - 4.17%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.17%
BlackRock Liquidity Funds TempFund	4,910,420		4,910
Portfolio
Goldman Sachs Financial Square Funds -	812,138		813
Money Market Fund
JP Morgan Prime Money Market Fund	147,018		147
			$5,870
TOTAL INVESTMENT COMPANIES			$5,870
Total Investments			$140,359
Other Assets in Excess of Liabilities, Net - 0.41%			$573
TOTAL NET ASSETS - 100.00%			$140,932

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.

Futures Contracts

								Unrealized
Type	Long/Short				Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long			60		$6,156	$6,182	$26
Total								$26

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2015 (unaudited)

COMMON STOCKS - 96.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.98%			Packaging & Containers - 0.48%
Delta Air Lines Inc	67,514	$3,035	Rock-Tenn Co	9,300		$600
United Continental Holdings Inc (a)	48,055	3,232
		$6,267	Pharmaceuticals - 8.94%
Apparel - 4.60%			Actavis PLC (a)	11,222		3,340
Nike Inc	39,770	3,990	Bristol-Myers Squibb Co	48,375		3,120
Under Armour Inc (a)	22,226	1,795	McKesson Corp	17,435		3,944
			Mylan NV (a)	14,262		846
		$5,785
						$11,250
Banks - 3.98%
Capital One Financial Corp	24,500	1,931	Retail - 14.32%
Morgan Stanley	86,100	3,073	Chipotle Mexican Grill Inc (a)	3,118		2,028
		$5,004	Kohl's Corp	38,000		2,974
			L Brands Inc	25,306		2,386
Beverages - 1.49%			lululemon athletica Inc (a)	18,700		1,197
Constellation Brands Inc	16,111	1,872	Starbucks Corp	27,544		2,609
			Target Corp	39,700		3,258
Biotechnology - 10.08%			Ulta Salon Cosmetics & Fragrance Inc (a)	19,273		2,907
Alexion Pharmaceuticals Inc (a)	6,715	1,164	Urban Outfitters Inc (a)	14,400		657
Biogen Inc (a)	7,798	3,293				$18,016
Celgene Corp (a)	11,738	1,353	Semiconductors - 4.05%
Gilead Sciences Inc (a)	54,227	5,321	Lam Research Corp	28,179		1,979
Illumina Inc (a)	8,367	1,553	NXP Semiconductors NV (a)	31,109		3,122
		$12,684				$5,101

Chemicals - 3.71%			Software - 2.43%
PPG Industries Inc	20,692	4,667	ServiceNow Inc (a)	22,993		1,811
			Tableau Software Inc (a)	13,500		1,249
Commercial Services - 6.68%						$3,060
FleetCor Technologies Inc (a)	13,472	2,033
			Telecommunications - 1.06%
MasterCard Inc	44,598	3,853	Palo Alto Networks Inc (a)	9,137		1,335
McGraw Hill Financial Inc	18,046	1,866
Towers Watson & Co	4,900	648
		$8,400	Transportation - 1.89%
			Canadian Pacific Railway Ltd	13,013		2,378
Computers - 8.00%
Apple Inc	67,922	8,452	TOTAL COMMON STOCKS			$121,411
Western Digital Corp	17,693	1,610	INVESTMENT COMPANIES - 3.12%	Shares Held	Value(000	's)
		$10,062
			Publicly Traded Investment Fund - 3.12%
Cosmetics & Personal Care - 1.52%			BlackRock Liquidity Funds FedFund Portfolio	3,928,183		3,928
Estee Lauder Cos Inc/The	23,063	1,918
			TOTAL INVESTMENT COMPANIES			$3,928
Diversified Financial Services - 5.53%			Total Investments			$125,339
Discover Financial Services	46,110	2,598	Other Assets in Excess of Liabilities, Net - 0.39%			$493
Intercontinental Exchange Inc	2,700	630	TOTAL NET ASSETS - 100.00%			$125,832
Visa Inc	57,040	3,731
		$6,959
			(a) Non-Income Producing Security
Food - 0.92%
Whole Foods Market Inc	22,334	1,163

			Portfolio Summary (unaudited)
Healthcare - Products - 2.02%
Edwards Lifesciences Corp (a)	9,407	1,340	Sector			Percent
Intuitive Surgical Inc (a)	2,390	1,207	Consumer, Non-cyclical			31.65%
			Consumer, Cyclical			26.95%
		$2,547	Technology			14.48%
Internet - 5.75%			Financial			9.51%
Amazon.com Inc (a)	5,139	1,912	Communications			7.82%
Facebook Inc (a)	48,682	4,003	Basic Materials			3.71%
Splunk Inc (a)	22,262	1,318	Exchange Traded Funds			3.12%
		$7,233	Industrial			2.37%
			Other Assets in Excess of Liabilities, Net			0.39%
Leisure Products & Services - 1.98%			TOTAL NET ASSETS			100.00%
Royal Caribbean Cruises Ltd	30,462	2,493

Lodging - 1.07%
Hilton Worldwide Holdings Inc (a)	45,433	1,346

Media - 1.01%
Walt Disney Co/The	12,118	1,271

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

COMMON STOCKS - 96.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Biotechnology (continued)
Alliance Data Systems Corp (a)	247	$73	Charles River Laboratories International Inc	157	$12
Interpublic Group of Cos Inc/The	2,685	60	(a)
Omnicom Group Inc	1,078	84	Gilead Sciences Inc (a)	55,883	5,484
		$217	Illumina Inc (a)	504	94
			Incyte Corp (a)	5,820	534
Aerospace & Defense - 1.91%			Myriad Genetics Inc (a)	444	16
Boeing Co/The	28,730	4,312	Regeneron Pharmaceuticals Inc (a)	1,685	761
KLX Inc (a)	369	14	United Therapeutics Corp (a)	304	52
Lockheed Martin Corp	1,088	221	Vertex Pharmaceuticals Inc (a)	6,553	773
Rockwell Collins Inc	757	73			$16,765
Spirit AeroSystems Holdings Inc (a)	710	37
Triumph Group Inc	87	5	Building Materials - 0.64%
United Technologies Corp	417	49	Eagle Materials Inc	310	26
		$4,711	Martin Marietta Materials Inc	399	56
			Masco Corp	2,275	60
Agriculture - 0.35%			Vulcan Materials Co	17,000	1,433
Altria Group Inc	8,244	412			$1,575
Archer-Daniels-Midland Co	384	18
Lorillard Inc	1,590	104	Chemicals - 2.31%
Philip Morris International Inc	3,335	251	Albemarle Corp	234	12
Reynolds American Inc	1,022	71	Celanese Corp	98	5
		$856	Cytec Industries Inc	59	3
			Dow Chemical Co/The	1,229	59
Airlines - 1.62%			Eastman Chemical Co	866	60
Alaska Air Group Inc	796	53	Ecolab Inc	27,744	3,173
American Airlines Group Inc	52,032	2,746	EI du Pont de Nemours & Co	9,017	645
Copa Holdings SA	155	16	Huntsman Corp	852	19
Delta Air Lines Inc	298	13	International Flavors & Fragrances Inc	514	60
Southwest Airlines Co	2,507	111	LyondellBasell Industries NV	1,725	151
Spirit Airlines Inc (a)	460	35	Monsanto Co	1,991	224
United Continental Holdings Inc (a)	15,121	1,017	NewMarket Corp	56	27
		$3,991	PPG Industries Inc	569	128
Apparel - 0.65%			Praxair Inc	1,206	146
Carter's Inc	338	31	RPM International Inc	783	38
Deckers Outdoor Corp (a)	234	17	Sherwin-Williams Co/The	2,854	812
Hanesbrands Inc	23,917	802	Sigma-Aldrich Corp	346	48
Michael Kors Holdings Ltd (a)	851	56	Valspar Corp/The	548	46
Nike Inc	2,913	292	Westlake Chemical Corp	245	18
Ralph Lauren Corp	281	37			$5,674
Under Armour Inc (a)	3,225	261
			Commercial Services - 1.07%
VF Corp	1,438	108	Automatic Data Processing Inc	2,009	172
		$1,604	Avis Budget Group Inc (a)	673	40
Automobile Manufacturers - 0.35%			Booz Allen Hamilton Holding Corp	498	14
PACCAR Inc	1,323	84	Cintas Corp	509	41
Tesla Motors Inc (a)	4,143	782	Equifax Inc	421	39
			FleetCor Technologies Inc (a)	345	52
		$866
			Global Payments Inc	434	40
Automobile Parts & Equipment - 0.07%			H&R Block Inc	1,737	56
Allison Transmission Holdings Inc	841	27	KAR Auction Services Inc	412	16
BorgWarner Inc	825	50	MasterCard Inc	4,229	365
Johnson Controls Inc	1,131	57	McGraw Hill Financial Inc	984	102
Lear Corp	413	46	Moody's Corp	758	79
		$180	Morningstar Inc	131	10
			Quanta Services Inc (a)	310	9
Banks - 1.35%			Robert Half International Inc	871	53
Morgan Stanley	60,900	2,173	SEI Investments Co	787	35
State Street Corp	15,500	1,140	ServiceMaster Global Holdings Inc (a)	187	6
		$3,313	Total System Services Inc	834	32
Beverages - 0.62%			United Rentals Inc (a)	617	56
Brown-Forman Corp	555	50	Vantiv Inc (a)	17,300	652
Coca-Cola Co/The	14,281	579	Verisk Analytics Inc (a)	9,554	682
Constellation Brands Inc	540	63	Western Union Co/The	3,414	71
Dr Pepper Snapple Group Inc	861	68			$2,622
Keurig Green Mountain Inc	511	57	Computers - 6.17%
Monster Beverage Corp (a)	517	71
			Accenture PLC - Class A	2,661	249
PepsiCo Inc	6,651	636	Apple Inc	65,535	8,154
		$1,524	Cognizant Technology Solutions Corp (a)	48,165	3,005
Biotechnology - 6.81%			Diebold Inc	444	16
Alexion Pharmaceuticals Inc (a)	14,720	2,551	DST Systems Inc	166	18
Amgen Inc	2,944	471	EMC Corp/MA	1,284	33
Biogen Inc (a)	6,572	2,774	Genpact Ltd (a)	102,725	2,389
BioMarin Pharmaceutical Inc (a)	6,068	756	IHS Inc (a)	431	49
Celgene Corp (a)	21,572	2,487	International Business Machines Corp	3,980	639

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Jack Henry & Associates Inc	535	$37	Tyco International PLC	1,499	$64
NCR Corp (a)	109	3			$5,450
NetApp Inc	701	25
SanDisk Corp	8,145	518	Engineering & Construction - 0.05%
Teradata Corp (a)	787	35	Chicago Bridge & Iron Co NV ADR	617	30
		$15,170	Fluor Corp	575	33
			SBA Communications Corp (a)	471	55
Consumer Products - 0.11%					$118
Avery Dennison Corp	222	12
Church & Dwight Co Inc	861	73	Entertainment - 0.02%
Clorox Co/The	691	76	Cinemark Holdings Inc	729	33
Kimberly-Clark Corp	1,127	121	Six Flags Entertainment Corp	455	22
		$282			$55

Cosmetics & Personal Care - 1.76%			Environmental Control - 1.53%
			Clean Harbors Inc (a)	309	18
Colgate-Palmolive Co	2,957	205	Stericycle Inc (a)	26,414	3,709
Estee Lauder Cos Inc/The	48,929	4,069
Procter & Gamble Co/The	556	45	Waste Connections Inc	461	22
		$4,319	Waste Management Inc	326	18
					$3,767
Distribution & Wholesale - 1.10%
Fastenal Co	60,454	2,505	Food - 1.72%
Fossil Group Inc (a)	287	24	Campbell Soup Co	746	35
Genuine Parts Co	600	56	General Mills Inc	2,696	153
HD Supply Holdings Inc (a)	654	20	Hershey Co/The	540	55
LKQ Corp (a)	1,951	50	Hormel Foods Corp	848	48
WW Grainger Inc	237	56	Ingredion Inc	80	6
		$2,711	Kellogg Co	846	56
			Kraft Foods Group Inc	2,151	187
Diversified Financial Services - 6.66%			Kroger Co/The	2,236	171
Affiliated Managers Group Inc (a)	352	76	Pilgrim's Pride Corp	56	1
Air Lease Corp	45	2	Sysco Corp	1,418	54
Ally Financial Inc (a)	1,540	32	Tyson Foods Inc	117	4
American Express Co	3,695	289	Whole Foods Market Inc	66,677	3,473
Ameriprise Financial Inc	421	55			$4,243
BlackRock Inc	198	72
Charles Schwab Corp/The	140,335	4,272	Forest Products & Paper - 0.01%
Federated Investors Inc	483	16	International Paper Co	413	23
			Veritiv Corp (a)	9	—
Franklin Resources Inc	1,308	67
Intercontinental Exchange Inc	3,611	842			$23
Invesco Ltd	446	18	Hand & Machine Tools - 0.01%
Lazard Ltd	782	41	Lincoln Electric Holdings Inc	185	12
LPL Financial Holdings Inc	545	24	Snap-on Inc	49	7
Santander Consumer USA Holdings Inc	41	1	Stanley Black & Decker Inc	126	12
Synchrony Financial (a)	591	18
					$31
T Rowe Price Group Inc	1,060	86
TD Ameritrade Holding Corp	44,100	1,643	Healthcare - Products - 2.59%
Visa Inc	134,652	8,808	Align Technology Inc (a)	516	28
Waddell & Reed Financial Inc	529	26	Baxter International Inc	2,251	154
		$16,388	Becton Dickinson and Co	801	115
			CR Bard Inc	316	53
Electric - 0.03%			DENTSPLY International Inc	297	15
Calpine Corp (a)	375	9	Edwards Lifesciences Corp (a)	437	62
Dominion Resources Inc/VA	239	17	Henry Schein Inc (a)	544	76
ITC Holdings Corp	941	35	Hill-Rom Holdings Inc	26	1
		$61	IDEXX Laboratories Inc (a)	304	47
			Intuitive Surgical Inc (a)	11,108	5,610
Electrical Components & Equipment - 0.16%
AMETEK Inc	999	52	Patterson Cos Inc	52	2
Emerson Electric Co	2,134	121	ResMed Inc	895	64
			Sirona Dental Systems Inc (a)	214	19
Hubbell Inc	70	8
Mobileye NV (a)	5,100	214	St Jude Medical Inc	759	50
		$395	Stryker Corp	820	76
			Zimmer Holdings Inc	92	11
Electronics - 2.22%					$6,383
Agilent Technologies Inc	346	14
Amphenol Corp	56,061	3,304	Healthcare - Services - 2.87%
Avnet Inc	195	9	Aetna Inc	675	72
Corning Inc	1,923	44	Anthem Inc	6,200	957
			Centene Corp (a)	730	52
Gentex Corp/MI	1,035	19
GoPro Inc (a)	91	4	Cigna Corp	150	19
			DaVita HealthCare Partners Inc (a)	36,841	2,994
Honeywell International Inc	3,147	328	HCA Holdings Inc (a)	223	17
Keysight Technologies Inc (a)	173	6
Mettler-Toledo International Inc (a)	185	61	Humana Inc	6,600	1,175
			Laboratory Corp of America Holdings (a)	303	38
National Instruments Corp	47,411	1,519	Mednax Inc (a)	422	31
Thermo Fisher Scientific Inc	581	78

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Machinery - Diversified (continued)
Premier Inc (a)	219	$8	Flowserve Corp	15,070	$851
UnitedHealth Group Inc	14,300	1,692	Graco Inc	378	27
		$7,055	IDEX Corp	475	36
			Rockwell Automation Inc	563	66
Home Builders - 0.02%			Roper Industries Inc	286	49
NVR Inc (a)	26	34
			Wabtec Corp/DE	12,111	1,151
Thor Industries Inc	280	18	Xylem Inc/NY	836	29
		$52			$2,356

Home Furnishings - 0.04%			Media - 0.91%
Harman International Industries Inc	431	57	Cablevision Systems Corp	1,197	22
Leggett & Platt Inc	412	19	CBS Corp	1,619	98
Whirlpool Corp	49	10	Charter Communications Inc (a)	286	55
		$86	Comcast Corp - Class A	9,867	557
Housewares - 0.04%			DIRECTV (a)	1,950	166
Newell Rubbermaid Inc	1,039	41	FactSet Research Systems Inc	268	43
Scotts Miracle-Gro Co/The	275	18	Nielsen NV	1,334	59
Toro Co	346	24	Scripps Networks Interactive Inc	668	46
Tupperware Brands Corp	315	22	Sirius XM Holdings Inc (a)	16,415	63
			Starz (a)	487	17
		$105
			Time Warner Cable Inc	1,161	174
Insurance - 0.10%			Twenty-First Century Fox Inc - A Shares	5,851	198
American Financial Group Inc/OH	78	5	Viacom Inc	1,688	115
Aon PLC	919	88	Walt Disney Co/The	6,041	634
Arthur J Gallagher & Co	960	45			$2,247
Erie Indemnity Co	165	14
Marsh & McLennan Cos Inc	1,495	84	Metal Fabrication & Hardware - 0.75%
Reinsurance Group of America Inc	140	13	Precision Castparts Corp	8,789	1,846
		$249	Timken Co/The	36	1
			Valmont Industries Inc	14	2
Internet - 14.92%					$1,849
Alibaba Group Holding Ltd ADR(a)	11,347	945
Amazon.com Inc (a)	22,090	8,219	Mining - 0.01%
Baidu Inc ADR(a)	7,100	1,480	Compass Minerals International Inc	210	20
CDW Corp/DE	538	20	Tahoe Resources Inc	91	1
Dropbox Inc (a),(b),(c),(d)	1,434	27			$21
eBay Inc (a)	4,557	263
			Miscellaneous Manufacturing - 3.87%
Equinix Inc	192	45	3M Co	2,629	434
Expedia Inc	641	60	AO Smith Corp	232	15
F5 Networks Inc (a)	479	55
Facebook Inc (a)	77,349	6,360	AptarGroup Inc	102	6
			Colfax Corp (a)	35,531	1,696
Flipkart Online Services Pvt Ltd (a),(c),(e)	194	22
Google Inc - A Shares (a)	8,880	4,927	Crane Co	130	8
Google Inc - C Shares (a)	8,427	4,618	Danaher Corp	78,136	6,633
Liberty Interactive Corp (a)	1,555	45	Donaldson Co Inc	822	31
LinkedIn Corp (a)	3,576	894	Dover Corp	778	54
Netflix Inc (a)	1,916	798	Illinois Tool Works Inc	1,317	128
Priceline Group Inc/The (a)	3,065	3,568	Parker-Hannifin Corp	503	60
TripAdvisor Inc (a)	31,888	2,652	Pentair PLC	95	6
Twitter Inc (a)	16,862	844	Textron Inc	9,600	426
VeriSign Inc (a)	704	47	Trinity Industries Inc	727	26
Vipshop Holdings Ltd ADR(a)	28,100	827			$9,523
		$36,716	Office & Business Equipment - 0.01%
			Pitney Bowes Inc	615	14
Leisure Products & Services - 0.06%
Harley-Davidson Inc	910	55
Norwegian Cruise Line Holdings Ltd (a)	533	29	Oil & Gas - 1.45%
Polaris Industries Inc	419	59	Atwood Oceanics Inc	90	2
		$143	Cheniere Energy Inc (a)	860	67
			Chesapeake Energy Corp	817	12
Lodging - 1.82%			Cimarex Energy Co	76	9
Hilton Worldwide Holdings Inc (a)	40,007	1,185	Concho Resources Inc (a)	455	53
Las Vegas Sands Corp	1,358	75	CVR Energy Inc	43	2
Marriott International Inc/MD	761	61	EOG Resources Inc	2,213	203
MGM Resorts International (a)	66,729	1,403
			EQT Corp	11,688	969
Wyndham Worldwide Corp	769	70	Helmerich & Payne Inc	408	28
Wynn Resorts Ltd	13,400	1,687	HollyFrontier Corp	262	11
		$4,481	Kosmos Energy Ltd (a)	730	6
			Laredo Petroleum Inc (a)	486	6
Machinery - Construction & Mining - 0.03%
Caterpillar Inc	857	69	Marathon Petroleum Corp	772	79
			Murphy USA Inc (a)	155	11
			Noble Energy Inc	1,641	80
Machinery - Diversified - 0.96%			Oasis Petroleum Inc (a)	731	10
Cummins Inc	749	104	Patterson-UTI Energy Inc	541	10
Deere & Co	487	43	PBF Energy Inc	155	5

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Phillips 66	956	$75	Health Care REIT Inc	698	$54
Pioneer Natural Resources Co	3,716	607	Healthcare Trust of America Inc	102	3
Range Resources Corp	21,830	1,136	Iron Mountain Inc	1,048	38
Seadrill Ltd	757	7	Lamar Advertising Co	509	30
SM Energy Co	420	22	NorthStar Realty Finance Corp	332	6
Southwestern Energy Co (a)	2,486	58	Omega Healthcare Investors Inc	278	11
Tesoro Corp	348	32	Outfront Media Inc	66	2
Valero Energy Corp	808	51	Plum Creek Timber Co Inc	535	23
Whiting Petroleum Corp (a)	400	12	Public Storage	535	106
		$3,563	Simon Property Group Inc	935	183
			Tanger Factory Outlet Centers Inc	411	14
Oil & Gas Services - 2.03%			Taubman Centers Inc	377	29
Baker Hughes Inc	261	17	Urban Edge Properties	142	3
Cameron International Corp (a)	826	37
Dresser-Rand Group Inc (a)	484	39	Ventas Inc	881	64
Dril-Quip Inc (a)	244	17	Vornado Realty Trust	263	30
FMC Technologies Inc (a)	51,364	1,901	Weyerhaeuser Co	372	12
Halliburton Co	3,420	150			$1,009
National Oilwell Varco Inc	246	12	Retail - 6.27%
Oceaneering International Inc	634	34	Advance Auto Parts Inc	462	69
RPC Inc	381	5	AutoNation Inc (a)	428	28
Schlumberger Ltd	33,180	2,768	AutoZone Inc (a)	136	93
Superior Energy Services Inc	75	2	Bed Bath & Beyond Inc (a)	496	38
Targa Resources Corp	238	23	Best Buy Co Inc	523	20
		$5,005	Big Lots Inc	125	6
			Brinker International Inc	401	25
Packaging & Containers - 0.10%			CarMax Inc (a)	10,961	756
Ball Corp	882	62	Chipotle Mexican Grill Inc (a)	579	377
Crown Holdings Inc (a)	878	48
Owens-Illinois Inc (a)	682	16	Coach Inc	1,737	72
			Copart Inc (a)	699	26
Packaging Corp of America	622	49	Costco Wholesale Corp	18,434	2,792
Sealed Air Corp	1,368	62	CST Brands Inc	435	19
Silgan Holdings Inc	310	18	CVS Health Corp	727	75
		$255	Dick's Sporting Goods Inc	123	7
Pharmaceuticals - 8.86%			Dillard's Inc	110	15
AbbVie Inc	6,523	382	Dollar General Corp	984	74
Actavis PLC (a)	8,349	2,485	Dollar Tree Inc (a)	862	70
AmerisourceBergen Corp	937	106	Domino's Pizza Inc	352	35
Bristol-Myers Squibb Co	39,622	2,555	Foot Locker Inc	149	9
Cardinal Health Inc	186	17	GameStop Corp	39	1
Catamaran Corp (a)	1,311	78	Gap Inc/The	1,590	69
Eli Lilly & Co	14,200	1,032	GNC Holdings Inc	580	28
Endo International PLC (a)	594	53	Home Depot Inc/The	5,693	647
Express Scripts Holding Co (a)	55,803	4,842	Kohl's Corp	82	6
Herbalife Ltd (a)	512	22	L Brands Inc	550	52
Johnson & Johnson	1,819	183	Lowe's Cos Inc	25,249	1,878
McKesson Corp	15,345	3,471	Macy's Inc	1,164	76
Mead Johnson Nutrition Co	34,199	3,438	McDonald's Corp	3,572	348
Merck & Co Inc	1,688	97	Michaels Cos Inc/The (a)	126	3
Mylan NV (a)	1,343	80	MSC Industrial Direct Co Inc	297	21
Pharmacyclics Inc (a)	217	56	O'Reilly Automotive Inc (a)	442	96
Quintiles Transnational Holdings Inc (a)	171	11	Panera Bread Co (a)	155	25
Valeant Pharmaceuticals International Inc (a)	14,100	2,801	Penske Automotive Group Inc	136	7
Zoetis Inc	2,054	95	PVH Corp	460	49
			Rite Aid Corp (a)	4,109	36
		$21,804
			Ross Stores Inc	885	93
Pipelines - 0.09%			Sally Beauty Holdings Inc (a)	749	26
Kinder Morgan Inc/DE	1,556	65	Starbucks Corp	56,523	5,353
Williams Cos Inc/The	3,025	153	Target Corp	413	34
		$218	TJX Cos Inc/The	2,920	205
Real Estate - 0.03%			Tractor Supply Co	13,878	1,181
			Ulta Salon Cosmetics & Fragrance Inc (a)	407	61
CBRE Group Inc (a)	1,775	69
			Urban Outfitters Inc (a)	474	22
Jones Lang LaSalle Inc	87	15
		$84	Walgreens Boots Alliance Inc	3,148	267
			Wal-Mart Stores Inc	712	59
REITS - 0.41%			Williams-Sonoma Inc	596	48
American Tower Corp	1,422	134	World Fuel Services Corp	110	6
Apartment Investment & Management Co	547	22	Yum! Brands Inc	1,594	125
Boston Properties Inc	131	18			$15,428
Columbia Property Trust Inc	135	4
Crown Castle International Corp	1,346	111	Semiconductors - 1.77%
Equity LifeStyle Properties Inc	370	20	Applied Materials Inc	2,939	66
Extra Space Storage Inc	735	50	ASML Holding NV - NY Reg Shares	3,900	394
Federal Realty Investment Trust	283	42	Avago Technologies Ltd	902	114

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held	Value(000	's)

Semiconductors (continued)			Publicly Traded Investment Fund (continued)
Intel Corp	1,713	$54	JP Morgan Prime Money Market Fund	360,751	$361
Micron Technology Inc (a)	3,801	103			$7,607
NVIDIA Corp	654	14	TOTAL INVESTMENT COMPANIES		$7,607
NXP Semiconductors NV (a)	27,339	2,744	CONVERTIBLE PREFERRED STOCKS -
ON Semiconductor Corp (a)	1,350	16	0.22%	Shares Held	Value(000	's)
Qualcomm Inc	6,804	472
Skyworks Solutions Inc	685	67	Internet - 0.22%
			Airbnb Inc (a),(b),(c),(f)	3,936	161
Texas Instruments Inc	4,370	250	Dropbox Inc (a),(b),(c),(g)	8,228	157
Xilinx Inc	1,699	72
		$4,366	Flipkart Online Services Pvt Ltd Series E	220	25
			(a),(b),(c),(h)
Shipbuilding - 0.02%			Flipkart Online Services Pvt Ltd Series A	68	8
Huntington Ingalls Industries Inc	262	37	(a),(b),(c),(i)
			Flipkart Online Services Pvt Ltd Series C	117	13
			(a),(b),(c),(j)
Software - 5.59%			Uber Technologies Inc (a),(b),(c),(k)	5,740	191
Activision Blizzard Inc	2,088	47
Adobe Systems Inc (a)	1,798	133			$555
Akamai Technologies Inc (a)	644	46	TOTAL CONVERTIBLE PREFERRED STOCKS		$555
ANSYS Inc (a)	20,399	1,799	PREFERRED STOCKS - 0.05%	Shares Held	Value(000	's)
Broadridge Financial Solutions Inc	780	43	Internet - 0.05%
Cerner Corp (a)	1,235	91
			Flipkart Online Services Pvt Ltd Series G	985	118
Citrix Systems Inc(a)	940	60	(a),(b),(c),(l)
Dun & Bradstreet Corp/The	97	13	TOTAL PREFERRED STOCKS		$118
Electronic Arts Inc (a)	1,004	59
Fidelity National Information Services Inc	246	17	Total Investments		$246,041
Fiserv Inc (a)	1,050	83	Other Assets in Excess of Liabilities, Net - 0.02%		$41
Intuit Inc	1,196	116	TOTAL NET ASSETS - 100.00%		$246,082
Microsoft Corp	22,481	914
NetSuite Inc (a)	21,135	1,960
			(a) Non-Income Producing Security
Oracle Corp	13,816	596	(b) Security is Illiquid
Paychex Inc	1,209	60	(c)		Fair value of these investments is determined in good faith by the Manager
Red Hat Inc (a)	16,797	1,272
Salesforce.com Inc (a)	74,160	4,955	under procedures established and periodically reviewed by the Board of
ServiceNow Inc (a)	11,100	875	Directors. At the end of the period, the fair value of these securities totaled
SolarWinds Inc (a)	397	20	$722 or 0.29% of net assets.
Tableau Software Inc (a)	234	22	(d)		Restricted Security. At the end of the period, the value of this security
Veeva Systems Inc (a)	271	7	totaled $27 or 0.01% of the net assets. The security was purchased
VMware Inc (a)	566	46	November 7, 2014 at a total cost of $27.
Workday Inc (a)	6,200	523	(e)		Restricted Security. At the end of the period, the value of this security
			totaled $22 or 0.01% of net assets. The security was purchased March 19,
		$13,757	2015 at a cost of $22.
Telecommunications - 0.51%			(f)		Restricted Security. At the end of the period, the value of this security
ARRIS Group Inc (a)	772	22	totaled $161 or 0.07% of the net assets. The security was purchased April
CenturyLink Inc	249	9	16, 2014 at a cost of $160.
Harris Corp	132	10	(g)		Restricted Security. At the end of the period, the value of this security
Level 3 Communications Inc (a)	1,000	54	totaled $157 or 0.06% of the net assets. The security was purchased
Palo Alto Networks Inc (a)	2,400	351	January 30, 2014 at a total cost of $157.
Verizon Communications Inc	16,798	817	(h)		Restricted Security. At the end of the period, the value of this security
		$1,263	totaled $25 or 0.01% of net assets. The security was purchased on March
			19, 2015 at a cost of $25.
Transportation - 1.10%			(i)		Restricted Security. At the end of the period, the value of this security
CH Robinson Worldwide Inc	941	69	totaled $8 or 0.00% of the net assets. The security was purchased March
Expeditors International of Washington Inc	1,249	60	19, 2015 at a total cost of $8.
FedEx Corp	6,017	995	(j)		Restricted Security. At the end of the period, the value of this security
Genesee & Wyoming Inc (a)	163	16	totaled $13 or 0.01% of the net assets. The security was purchased March
JB Hunt Transport Services Inc	9,400	803	19, 2015 at a total cost of $13.
Kirby Corp (a)	355	26	(k)		Restricted Security. At the end of the period, the value of this security
Landstar System Inc	270	18	totaled $191 or 0.08% of net assets. The security was purchased on
Norfolk Southern Corp	416	43	December 5, 2014 at a cost of $191.
Old Dominion Freight Line Inc (a)	411	32	(l)		Restricted Security. At the end of the period, the value of this security
Union Pacific Corp	3,640	394	totaled $118 or 0.05% of net assets. The security was purchased on
United Parcel Service Inc	2,545	247	December 17, 2014 at a cost of $118.
		$2,703

Trucking & Leasing - 0.00%
AMERCO	28	9

TOTAL COMMON STOCKS		$237,761
INVESTMENT COMPANIES - 3.09%	Shares Held Value (000's)

Publicly Traded Investment Fund - 3.09%
BlackRock Liquidity Funds TempFund	3,838,954	3,839
Portfolio
Goldman Sachs Financial Square Funds -	3,407,534	3,407
Money Market Fund

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.79%
Communications		16.70%
Technology		13.52%
Industrial		13.35%
Consumer, Cyclical		12.06%
Financial		8.55%
Energy		3.57%
Exchange Traded Funds		3.09%
Basic Materials		2.33%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.02%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	76	$7,828	$7,831	$3
Total					$3

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

COMMON STOCKS - 96.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.25%			Beverages - 2.13%
Alliance Data Systems Corp (a)	6,432	$1,906	Brown-Forman Corp	15,959	$1,442
Interpublic Group of Cos Inc/The	42,231	934	Coca-Cola Co/The	402,467	16,320
Omnicom Group Inc	25,268	1,970	Coca-Cola Enterprises Inc	22,223	982
		$4,810	Constellation Brands Inc	17,239	2,003
			Dr Pepper Snapple Group Inc	19,763	1,551
Aerospace & Defense - 2.00%			Keurig Green Mountain Inc	12,418	1,388
Boeing Co/The	67,092	10,069	Molson Coors Brewing Co	16,372	1,219
General Dynamics Corp	32,274	4,380	Monster Beverage Corp (a)	14,975	2,073
L-3 Communications Holdings Inc	8,452	1,063	PepsiCo Inc	151,822	14,517
Lockheed Martin Corp	27,473	5,576			$41,495
Northrop Grumman Corp	20,320	3,271
Raytheon Co	31,475	3,439	Biotechnology - 2.92%
Rockwell Collins Inc	13,616	1,315	Alexion Pharmaceuticals Inc (a)	20,703	3,588
United Technologies Corp	84,635	9,919	Amgen Inc	77,721	12,424
		$39,032	Biogen Inc (a)	24,028	10,145
			Celgene Corp (a)	81,995	9,452
Agriculture - 1.52%			Gilead Sciences Inc (a)	152,543	14,969
Altria Group Inc	201,695	10,089	Regeneron Pharmaceuticals Inc (a)	7,555	3,411
Archer-Daniels-Midland Co	64,963	3,079	Vertex Pharmaceuticals Inc (a)	24,794	2,925
Lorillard Inc	36,875	2,410			$56,914
Philip Morris International Inc	158,435	11,935
Reynolds American Inc	31,559	2,174	Building Materials - 0.15%
		$29,687	Martin Marietta Materials Inc	6,332	885
			Masco Corp	35,800	956
Airlines - 0.55%			Vulcan Materials Co	13,530	1,141
American Airlines Group Inc	73,461	3,877			$2,982
Delta Air Lines Inc	84,421	3,796
Southwest Airlines Co	69,234	3,067	Chemicals - 2.28%
		$10,740	Air Products & Chemicals Inc	19,751	2,988
			Airgas Inc	6,924	735
Apparel - 0.76%			CF Industries Holdings Inc	4,906	1,392
Hanesbrands Inc	41,049	1,375	Dow Chemical Co/The	111,455	5,348
Michael Kors Holdings Ltd (a)	20,561	1,352	Eastman Chemical Co	15,224	1,054
Nike Inc	71,671	7,191	Ecolab Inc	27,583	3,155
Ralph Lauren Corp	6,170	811	EI du Pont de Nemours & Co	92,731	6,627
Under Armour Inc (a)	17,088	1,380	FMC Corp	13,654	782
VF Corp	35,064	2,641	International Flavors & Fragrances Inc	8,269	971
		$14,750	LyondellBasell Industries NV	40,560	3,561
Automobile Manufacturers - 0.72%			Monsanto Co	49,497	5,570
Ford Motor Co	405,163	6,539	Mosaic Co/The	31,848	1,467
General Motors Co	138,542	5,195	PPG Industries Inc	13,934	3,143
PACCAR Inc	36,309	2,293	Praxair Inc	29,577	3,571
		$14,027	Sherwin-Williams Co/The	8,261	2,350
			Sigma-Aldrich Corp	12,231	1,691
Automobile Parts & Equipment - 0.41%					$44,405
BorgWarner Inc	23,191	1,402
Delphi Automotive PLC	29,730	2,371	Coal - 0.03%
Goodyear Tire & Rubber Co/The	27,608	748	Consol Energy Inc	23,583	658
Johnson Controls Inc	67,319	3,395
		$7,916	Commercial Services - 1.30%
Banks - 6.93%			ADT Corp/The	17,529	728
Bank of America Corp	1,077,403	16,581	Automatic Data Processing Inc	48,664	4,168
Bank of New York Mellon Corp/The	114,083	4,591	Cintas Corp	9,973	814
BB&T Corp	73,823	2,878	Equifax Inc	12,237	1,138
Capital One Financial Corp	56,493	4,453	H&R Block Inc	28,190	904
Citigroup Inc	310,723	16,008	MasterCard Inc	99,979	8,637
Comerica Inc	18,267	824	McGraw Hill Financial Inc	28,011	2,896
			Moody's Corp	18,210	1,890
Fifth Third Bancorp	83,447	1,573	Quanta Services Inc (a)	21,657	618
Goldman Sachs Group Inc/The	41,492	7,799
Huntington Bancshares Inc/OH	82,962	917	Robert Half International Inc	13,841	838
			Total System Services Inc	16,868	644
JP Morgan Chase & Co	381,850	23,133	United Rentals Inc (a)	9,885	901
KeyCorp	87,601	1,240
M&T Bank Corp	13,612	1,729	Western Union Co/The	53,405	1,111
Morgan Stanley	157,905	5,636			$25,287
Northern Trust Corp	22,478	1,566	Computers - 6.06%
PNC Financial Services Group Inc/The	53,328	4,972	Accenture PLC - Class A	64,332	6,027
Regions Financial Corp	137,537	1,300	Apple Inc	596,564	74,231
State Street Corp	42,225	3,105	Cognizant Technology Solutions Corp (a)	62,436	3,895
SunTrust Banks Inc	53,722	2,207	Computer Sciences Corp	14,445	943
US Bancorp/MN	182,427	7,967	EMC Corp/MA	203,617	5,204
Wells Fargo & Co	480,199	26,123	Hewlett-Packard Co	186,152	5,801
Zions Bancorporation	20,784	561	International Business Machines Corp	94,147	15,111
		$135,163	NetApp Inc	31,929	1,132
			SanDisk Corp	21,816	1,388

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.44%
Seagate Technology PLC	33,628	$1,750	Agilent Technologies Inc	34,393	$1,429
Teradata Corp (a)	14,866	656	Allegion PLC	9,833	602
Western Digital Corp	22,242	2,024	Amphenol Corp	31,769	1,872
		$118,162	Corning Inc	130,209	2,953
			FLIR Systems Inc	14,317	448
Consumer Products - 0.31%			Garmin Ltd	12,376	588
Avery Dennison Corp	9,268	491	Honeywell International Inc	80,159	8,361
Clorox Co/The	13,435	1,483	PerkinElmer Inc	11,576	592
Kimberly-Clark Corp	37,430	4,009	TE Connectivity Ltd	41,604	2,980
		$5,983	Thermo Fisher Scientific Inc	40,638	5,459
Cosmetics & Personal Care - 1.57%			Tyco International PLC	43,020	1,853
Colgate-Palmolive Co	87,328	6,055	Waters Corp (a)	8,503	1,057
Estee Lauder Cos Inc/The	22,845	1,900			$28,194
Procter & Gamble Co/The (b)	276,583	22,663
			Energy - Alternate Sources - 0.02%
		$30,618	First Solar Inc (a)	7,703	460
Distribution & Wholesale - 0.23%
Fastenal Co	27,842	1,154	Engineering & Construction - 0.07%
Fossil Group Inc (a)	4,540	374
			Fluor Corp	15,136	865
Genuine Parts Co	15,639	1,457	Jacobs Engineering Group Inc (a)	13,140	594
WW Grainger Inc	6,147	1,450			$1,459
		$4,435
			Environmental Control - 0.24%
Diversified Financial Services - 2.52%			Republic Services Inc	25,673	1,041
Affiliated Managers Group Inc (a)	5,591	1,201	Stericycle Inc (a)	8,699	1,222
American Express Co	89,769	7,013	Waste Management Inc	43,731	2,371
Ameriprise Financial Inc	18,692	2,446			$4,634
BlackRock Inc	12,992	4,753
Charles Schwab Corp/The	118,163	3,597	Food - 1.68%
CME Group Inc/IL	32,477	3,076	Campbell Soup Co	18,201	847
Discover Financial Services	45,805	2,581	ConAgra Foods Inc	43,621	1,594
E*Trade Financial Corp (a)	29,579	845	General Mills Inc	61,835	3,500
Franklin Resources Inc	40,122	2,059	Hershey Co/The	15,153	1,529
Intercontinental Exchange Inc	11,471	2,676	Hormel Foods Corp	13,793	784
Invesco Ltd	43,960	1,745	JM Smucker Co/The	10,422	1,206
Legg Mason Inc	10,153	560	Kellogg Co	25,929	1,710
NASDAQ OMX Group Inc/The	12,103	616	Kraft Foods Group Inc	60,221	5,246
Navient Corp	41,117	836	Kroger Co/The	50,320	3,858
T Rowe Price Group Inc	26,703	2,162	McCormick & Co Inc/MD	13,137	1,013
Visa Inc	198,685	12,996	Mondelez International Inc	168,938	6,097
		$49,162	Sysco Corp	60,667	2,289
			Tyson Foods Inc	29,924	1,146
Electric - 2.64%			Whole Foods Market Inc	36,948	1,924
AES Corp/VA	66,206	851			$32,743
Ameren Corp	24,850	1,049
American Electric Power Co Inc	50,146	2,821	Forest Products & Paper - 0.12%
CMS Energy Corp	28,212	985	International Paper Co	43,307	2,403
Consolidated Edison Inc	29,997	1,830
Dominion Resources Inc/VA	60,236	4,269	Gas - 0.28%
DTE Energy Co	18,151	1,465	AGL Resources Inc	12,255	609
Duke Energy Corp	72,466	5,564	CenterPoint Energy Inc	44,019	898
Edison International	33,369	2,084	NiSource Inc	32,386	1,430
Entergy Corp	18,484	1,432	Sempra Energy	23,714	2,585
Eversource Energy	32,446	1,639			$5,522
Exelon Corp	88,063	2,960
FirstEnergy Corp	43,137	1,512	Hand & Machine Tools - 0.12%
Integrys Energy Group Inc	8,145	587	Snap-on Inc	5,953	876
NextEra Energy Inc	45,417	4,726	Stanley Black & Decker Inc	16,121	1,537
NRG Energy Inc	34,586	871			$2,413
Pepco Holdings Inc	25,893	695
PG&E Corp	48,792	2,589	Healthcare - Products - 1.82%
Pinnacle West Capital Corp	11,324	722	Baxter International Inc	55,570	3,807
PPL Corp	68,310	2,299	Becton Dickinson and Co	21,383	3,070
			Boston Scientific Corp (a)	136,269	2,419
Public Service Enterprise Group Inc	51,842	2,173
SCANA Corp	14,637	805	CR Bard Inc	7,605	1,273
Southern Co/The	93,188	4,126	DENTSPLY International Inc	14,374	732
			Edwards Lifesciences Corp (a)	11,044	1,573
TECO Energy Inc	24,122	468	Henry Schein Inc (a)	8,582	1,198
Wisconsin Energy Corp	23,096	1,143	Intuitive Surgical Inc (a)	3,748	1,893
Xcel Energy Inc	51,822	1,804
		$51,469	Medtronic PLC	145,953	11,383
			Patterson Cos Inc	8,775	428
Electrical Components & Equipment - 0.27%			St Jude Medical Inc	28,808	1,884
AMETEK Inc	24,689	1,297	Stryker Corp	30,645	2,827
Emerson Electric Co	70,177	3,974	Varian Medical Systems Inc (a)	10,249	964
		$5,271

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Zimmer Holdings Inc	17,401	$2,045	Yahoo! Inc (a)	89,165	$3,962
		$35,496			$90,166

Healthcare - Services - 1.72%			Iron & Steel - 0.10%
Aetna Inc	36,020	3,837	Allegheny Technologies Inc	11,125	334
Anthem Inc	27,324	4,219	Nucor Corp	32,676	1,553
Cigna Corp	26,469	3,426			$1,887
DaVita HealthCare Partners Inc (a)	17,681	1,437
HCA Holdings Inc (a)	30,152	2,268	Leisure Products & Services - 0.25%
Humana Inc	15,322	2,728	Carnival Corp	46,133	2,207
Laboratory Corp of America Holdings (a)	10,272	1,295	Harley-Davidson Inc	21,664	1,316
Quest Diagnostics Inc	14,780	1,136	Royal Caribbean Cruises Ltd	16,870	1,381
Tenet Healthcare Corp (a)	10,087	499			$4,904
UnitedHealth Group Inc	97,676	11,554	Lodging - 0.27%
Universal Health Services Inc	9,323	1,098	Marriott International Inc/MD	21,242	1,706
		$33,497	Starwood Hotels & Resorts Worldwide Inc	17,584	1,468
Holding Companies - Diversified - 0.04%			Wyndham Worldwide Corp	12,347	1,117
Leucadia National Corp	32,294	720	Wynn Resorts Ltd	8,296	1,045
					$5,336

Home Builders - 0.14%			Machinery - Construction & Mining - 0.27%
DR Horton Inc	34,056	970	Caterpillar Inc	62,082	4,968
Lennar Corp	18,284	947	Joy Global Inc	9,973	391
Pulte Group Inc	33,939	755			$5,359
		$2,672	Machinery - Diversified - 0.52%
Home Furnishings - 0.16%			Cummins Inc	17,249	2,391
Harman International Industries Inc	7,028	939	Deere & Co	34,770	3,049
Leggett & Platt Inc	14,169	653	Flowserve Corp	13,797	779
Whirlpool Corp	7,999	1,616	Rockwell Automation Inc	13,877	1,610
		$3,208	Roper Industries Inc	10,278	1,768
			Xylem Inc/NY	18,672	654
Housewares - 0.06%					$10,251
Newell Rubbermaid Inc	27,765	1,085
			Media - 3.31%
			Cablevision Systems Corp	22,467	411
Insurance - 3.89%			CBS Corp	46,855	2,841
ACE Ltd	33,526	3,738	Comcast Corp - Class A	260,253	14,696
Aflac Inc	44,951	2,877	DIRECTV (a)	51,496	4,382
Allstate Corp/The	42,650	3,035	Discovery Communications Inc - A Shares (a)	15,223	468
American International Group Inc	140,563	7,702	Discovery Communications Inc - C Shares (a)	27,680	816
Aon PLC	28,703	2,759	Gannett Co Inc	23,233	861
Assurant Inc	7,053	433	News Corp (a)	51,150	819
Berkshire Hathaway Inc - Class B (a)	186,780	26,956	Nielsen NV	32,320	1,441
Chubb Corp/The	23,644	2,390	Scripps Networks Interactive Inc	9,978	684
Cincinnati Financial Corp	15,132	806	Time Warner Cable Inc	28,769	4,312
Genworth Financial Inc (a)	50,871	372	Time Warner Inc	85,062	7,183
Hartford Financial Services Group Inc/The	43,113	1,803	Twenty-First Century Fox Inc - A Shares	187,270	6,337
Lincoln National Corp	26,259	1,509	Viacom Inc	37,401	2,555
Loews Corp	30,576	1,249	Walt Disney Co/The	160,142	16,797
Marsh & McLennan Cos Inc	55,181	3,095			$64,603
MetLife Inc	114,447	5,785
Progressive Corp/The	54,889	1,493	Metal Fabrication & Hardware - 0.16%
Prudential Financial Inc	46,498	3,734	Precision Castparts Corp	14,519	3,049
Torchmark Corp	13,018	715
Travelers Cos Inc/The	32,914	3,559	Mining - 0.24%
Unum Group	25,750	869	Alcoa Inc	125,181	1,618
XL Group PLC	26,141	962	Freeport-McMoRan Inc	106,501	2,018
		$75,841	Newmont Mining Corp	51,092	1,109
Internet - 4.62%					$4,745
Amazon.com Inc (a)	39,000	14,512
eBay Inc (a)	112,777	6,505	Miscellaneous Manufacturing - 2.90%
			3M Co	65,010	10,723
Equinix Inc	5,784	1,347	Danaher Corp	62,887	5,339
Expedia Inc	10,123	953	Dover Corp	16,698	1,154
F5 Networks Inc (a)	7,388	849
Facebook Inc (a)	215,003	17,676	Eaton Corp PLC	48,608	3,303
Google Inc - A Shares (a)	29,247	16,223	General Electric Co	1,030,837	25,575
Google Inc - C Shares (a)	29,308	16,061	Illinois Tool Works Inc	35,753	3,473
Netflix Inc (a)	6,196	2,582	Ingersoll-Rand PLC	26,969	1,836
Priceline Group Inc/The (a)	5,319	6,192	Pall Corp	10,922	1,097
			Parker-Hannifin Corp	14,590	1,733
Symantec Corp	69,888	1,633	Pentair PLC	18,685	1,175
TripAdvisor Inc (a)	11,417	950
VeriSign Inc (a)	10,774	721	Textron Inc	28,353	1,257
					$56,665

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.09%			Pipelines - 0.73%
Pitney Bowes Inc	20,649	$481	Kinder Morgan Inc/DE	174,526	$7,340
Xerox Corp	107,068	1,376	ONEOK Inc	21,344	1,030
		$1,857	Spectra Energy Corp	68,732	2,486
			Williams Cos Inc/The	68,938	3,488
Oil & Gas - 5.86%					$14,344
Anadarko Petroleum Corp	51,890	4,297
Apache Corp	38,593	2,328	Publicly Traded Investment Fund - 0.83%
Cabot Oil & Gas Corp	42,316	1,250	iShares Core S&P 500 ETF	78,116	16,235
Chesapeake Energy Corp	52,991	750
Chevron Corp	192,566	20,216	Real Estate - 0.06%
Cimarex Energy Co	8,971	1,032	CBRE Group Inc (a)	28,650	1,109
ConocoPhillips	126,125	7,853
Devon Energy Corp	39,578	2,387
Diamond Offshore Drilling Inc	6,882	184	REITS - 2.44%
Ensco PLC	23,997	506	American Tower Corp	43,278	4,075
EOG Resources Inc	56,171	5,150	Apartment Investment & Management Co	16,005	630
EQT Corp	15,556	1,289	AvalonBay Communities Inc	13,524	2,357
Exxon Mobil Corp	429,615	36,517	Boston Properties Inc	15,689	2,204
Helmerich & Payne Inc	11,024	750	Crown Castle International Corp	34,193	2,822
Hess Corp	24,883	1,689	Equity Residential	37,259	2,901
Marathon Oil Corp	69,127	1,805	Essex Property Trust Inc	6,670	1,533
Marathon Petroleum Corp	27,966	2,863	General Growth Properties Inc	64,348	1,901
Murphy Oil Corp	17,088	796	HCP Inc	47,190	2,039
Newfield Exploration Co (a)	16,467	578	Health Care REIT Inc	35,791	2,769
Noble Corp PLC	24,780	354	Host Hotels & Resorts Inc	77,584	1,566
Noble Energy Inc	39,611	1,937	Iron Mountain Inc	19,148	699
Occidental Petroleum Corp	78,918	5,761	Kimco Realty Corp	42,255	1,135
Phillips 66	55,664	4,375	Macerich Co/The	14,416	1,216
Pioneer Natural Resources Co	15,256	2,495	Plum Creek Timber Co Inc	18,031	783
QEP Resources Inc	16,541	345	Prologis Inc	52,452	2,285
Range Resources Corp	16,983	884	Public Storage	14,867	2,931
Southwestern Energy Co (a)	39,377	913	Simon Property Group Inc	31,836	6,228
Tesoro Corp	12,792	1,168	SL Green Realty Corp	10,101	1,297
Transocean Ltd	34,879	512	Ventas Inc	33,881	2,474
Valero Energy Corp	52,734	3,355	Vornado Realty Trust	17,896	2,004
		$114,339	Weyerhaeuser Co	53,769	1,782

Oil & Gas Services - 1.10%					$47,631
Baker Hughes Inc	44,503	2,829	Retail - 6.50%
Cameron International Corp (a)	19,840	895	AutoNation Inc (a)	7,677	494
FMC Technologies Inc (a)	23,704	877	AutoZone Inc (a)	3,266	2,228
Halliburton Co	87,022	3,819	Bed Bath & Beyond Inc (a)	19,009	1,459
National Oilwell Varco Inc	41,985	2,099	Best Buy Co Inc	29,817	1,127
Schlumberger Ltd	130,616	10,899	CarMax Inc (a)	21,509	1,484
		$21,418	Chipotle Mexican Grill Inc (a)	3,177	2,067
			Coach Inc	28,250	1,170
Packaging & Containers - 0.16%			Costco Wholesale Corp	45,061	6,827
Ball Corp	14,066	994	CVS Health Corp	115,247	11,895
MeadWestvaco Corp	17,149	855	Darden Restaurants Inc	12,704	881
Owens-Illinois Inc (a)	16,819	392
			Dollar General Corp	31,076	2,342
Sealed Air Corp	21,523	981	Dollar Tree Inc (a)	21,062	1,709
		$3,222	Family Dollar Stores Inc	9,846	780
Pharmaceuticals - 7.44%			GameStop Corp	11,113	422
Abbott Laboratories	154,547	7,160	Gap Inc/The	27,164	1,177
AbbVie Inc	163,244	9,556	Home Depot Inc/The	134,970	15,334
Actavis PLC (a)	39,992	11,902	Kohl's Corp	20,689	1,619
AmerisourceBergen Corp	21,367	2,429	L Brands Inc	25,179	2,374
Bristol-Myers Squibb Co	170,232	10,980	Lowe's Cos Inc	99,644	7,413
Cardinal Health Inc	33,811	3,052	Macy's Inc	34,883	2,264
Eli Lilly & Co	100,142	7,275	McDonald's Corp	98,436	9,592
Endo International PLC (a)	18,180	1,631	Nordstrom Inc	14,407	1,157
Express Scripts Holding Co (a)	74,448	6,460	O'Reilly Automotive Inc (a)	10,410	2,251
Hospira Inc	17,555	1,542	PVH Corp	8,444	900
Johnson & Johnson	284,774	28,648	Ross Stores Inc	21,199	2,234
Mallinckrodt PLC (a)	11,929	1,511	Staples Inc	65,598	1,068
McKesson Corp	23,847	5,394	Starbucks Corp	76,793	7,272
Mead Johnson Nutrition Co	20,719	2,083	Target Corp	65,237	5,354
Merck & Co Inc	290,684	16,709	Tiffany & Co	11,526	1,014
Mylan NV (a)	38,191	2,267	TJX Cos Inc/The	69,921	4,898
Perrigo Co PLC	14,420	2,387	Tractor Supply Co	13,948	1,186
Pfizer Inc (b)	627,711	21,838	Urban Outfitters Inc (a)	10,246	468
Zoetis Inc	51,290	2,374	Walgreens Boots Alliance Inc	89,307	7,563
		$145,198	Wal-Mart Stores Inc	161,756	13,304

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)			Transportation (continued)
Yum! Brands Inc	44,359	$3,492	Union Pacific Corp	90,260		$9,776
		$126,819	United Parcel Service Inc	71,176		6,900
						$31,454
Savings & Loans - 0.05%			TOTAL COMMON STOCKS			$1,889,388
Hudson City Bancorp Inc	49,297	516
People's United Financial Inc	31,567	480	INVESTMENT COMPANIES - 3.30%	Shares Held	Value	(000	's)
		$996	Publicly Traded Investment Fund - 3.30%
Semiconductors - 2.89%			BlackRock Liquidity Funds FedFund Portfolio	64,483,254		64,483
Altera Corp	30,817	1,322
Analog Devices Inc	31,916	2,011	TOTAL INVESTMENT COMPANIES			$64,483
Applied Materials Inc	125,841	2,839	Total Investments			$1,953,871
Avago Technologies Ltd	26,279	3,337	Liabilities in Excess of Other Assets, Net - (0.13)%			$(2,530)
Broadcom Corp	55,827	2,417	TOTAL NET ASSETS - 100.00%			$1,951,341
Intel Corp	485,056	15,168
KLA-Tencor Corp	16,659	971
Lam Research Corp	16,316	1,146	(a) Non-Income Producing Security
Linear Technology Corp	24,498	1,146	(b)	Security or a portion of the security was pledged to cover margin
Microchip Technology Inc	20,632	1,009	requirements for futures contracts. At the end of the period, the value of
Micron Technology Inc (a)	110,337	2,993	these securities totaled $5,794 or 0.30% of net assets.
NVIDIA Corp	52,885	1,106
Qualcomm Inc	168,946	11,715
Skyworks Solutions Inc	19,543	1,921	Portfolio Summary (unaudited)
Texas Instruments Inc	107,247	6,133	Sector			Percent
Xilinx Inc	26,776	1,133	Consumer, Non-cyclical			22.50%
		$56,367	Financial			15.89%
Software - 3.86%			Technology			12.81%
Adobe Systems Inc (a)	48,738	3,604	Communications			11.26%
Akamai Technologies Inc (a)	18,315	1,301	Consumer, Cyclical			10.19%
Autodesk Inc (a)	23,218	1,361	Industrial			9.91%
CA Inc	32,653	1,065	Energy			7.74%
Cerner Corp (a)	31,227	2,288	Exchange Traded Funds			4.13%
Citrix Systems Inc (a)	16,369	1,045	Utilities			2.92%
Dun & Bradstreet Corp/The	3,683	473	Basic Materials			2.74%
Electronic Arts Inc (a)	31,845	1,873	Diversified			0.04%
Fidelity National Information Services Inc	29,196	1,987	Liabilities in Excess of Other Assets, Net			(0.13)%
Fiserv Inc (a)	24,446	1,941	TOTAL NET ASSETS			100.00%
Intuit Inc	28,341	2,748
Microsoft Corp	840,223	34,159
Oracle Corp	328,324	14,167
Paychex Inc	33,473	1,661
Red Hat Inc (a)	18,785	1,423
Salesforce.com Inc (a)	61,969	4,140
		$75,236

Telecommunications - 3.08%
AT&T Inc	531,571	17,356
CenturyLink Inc	58,019	2,004
Cisco Systems Inc	522,822	14,391
Frontier Communications Corp	102,671	724
Harris Corp	10,663	840
Juniper Networks Inc	37,098	838
Level 3 Communications Inc (a)	29,373	1,581
Motorola Solutions Inc	19,528	1,302
Verizon Communications Inc	425,592	20,696
Windstream Holdings Inc	61,721	457
		$60,189

Textiles - 0.06%
Mohawk Industries Inc (a)	6,355	1,180

Toys, Games & Hobbies - 0.08%
Hasbro Inc	11,458	725
Mattel Inc	34,643	791
		$1,516

Transportation - 1.61%
CH Robinson Worldwide Inc	14,986	1,097
CSX Corp	101,452	3,360
Expeditors International of Washington Inc	19,639	946
FedEx Corp	26,985	4,465
Kansas City Southern	11,308	1,154
Norfolk Southern Corp	31,484	3,241
Ryder System Inc	5,426	515

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	626	$64,269		$64,503	$234
Total						$234
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

COMMON STOCKS - 87.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.22%			Beverages - 1.92%
Alliance Data Systems Corp (a)	362	$107	Brown-Forman Corp	898	$81
Interpublic Group of Cos Inc/The	2,377	53	Coca-Cola Co/The	22,659	919
Omnicom Group Inc	1,422	111	Coca-Cola Enterprises Inc	1,251	55
		$271	Constellation Brands Inc	970	113
			Dr Pepper Snapple Group Inc	1,112	87
Aerospace & Defense - 1.81%			Keurig Green Mountain Inc	699	78
Boeing Co/The	3,777	567	Molson Coors Brewing Co	921	69
General Dynamics Corp	1,817	247	Monster Beverage Corp (a)	843	117
L-3 Communications Holdings Inc	475	60	PepsiCo Inc	8,547	817
Lockheed Martin Corp	1,546	314			$2,336
Northrop Grumman Corp	1,144	184
Raytheon Co	1,772	193	Biotechnology - 2.64%
Rockwell Collins Inc	766	74	Alexion Pharmaceuticals Inc (a)	1,165	202
United Technologies Corp	4,765	558	Amgen Inc	4,375	699
		$2,197	Biogen Inc (a)	1,352	571
			Celgene Corp (a)	4,616	532
Agriculture - 1.38%			Gilead Sciences Inc (a)	8,588	843
Altria Group Inc	11,355	568	Regeneron Pharmaceuticals Inc (a)	425	192
Archer-Daniels-Midland Co	3,657	173	Vertex Pharmaceuticals Inc (a)	1,395	164
Lorillard Inc	2,076	136			$3,203
Philip Morris International Inc	8,920	672
Reynolds American Inc	1,776	122	Building Materials - 0.14%
		$1,671	Martin Marietta Materials Inc	356	50
			Masco Corp	2,015	54
Airlines - 0.50%			Vulcan Materials Co	761	64
American Airlines Group Inc	4,136	218			$168
Delta Air Lines Inc	4,753	214
Southwest Airlines Co	3,898	173	Chemicals - 2.06%
		$605	Air Products & Chemicals Inc	1,112	168
			Airgas Inc	389	41
Apparel - 0.68%			CF Industries Holdings Inc	276	78
Hanesbrands Inc	2,311	77	Dow Chemical Co/The	6,275	301
Michael Kors Holdings Ltd (a)	1,157	76	Eastman Chemical Co	857	59
Nike Inc	4,035	405	Ecolab Inc	1,553	178
Ralph Lauren Corp	347	45	EI du Pont de Nemours & Co	5,220	373
Under Armour Inc (a)	962	78	FMC Corp	768	44
VF Corp	1,974	149	International Flavors & Fragrances Inc	465	55
		$830	LyondellBasell Industries NV	2,283	200
Automobile Manufacturers - 0.65%			Monsanto Co	2,786	314
Ford Motor Co	22,811	368	Mosaic Co/The	1,793	83
General Motors Co	7,800	293	PPG Industries Inc	784	177
PACCAR Inc	2,044	129	Praxair Inc	1,665	201
		$790	Sherwin-Williams Co/The	465	132
			Sigma-Aldrich Corp	688	95
Automobile Parts & Equipment - 0.37%					$2,499
BorgWarner Inc	1,305	79
Delphi Automotive PLC	1,673	134	Coal - 0.03%
Goodyear Tire & Rubber Co/The	1,554	42	Consol Energy Inc	1,327	37
Johnson Controls Inc	3,790	191
		$446	Commercial Services - 1.17%
Banks - 6.27%			ADT Corp/The	986	41
Bank of America Corp	60,660	934	Automatic Data Processing Inc	2,739	235
Bank of New York Mellon Corp/The	6,423	258	Cintas Corp	561	46
BB&T Corp	4,156	162	Equifax Inc	689	64
Capital One Financial Corp	3,180	251	H&R Block Inc	1,587	51
Citigroup Inc	17,494	901	MasterCard Inc	5,629	486
Comerica Inc	1,028	46	McGraw Hill Financial Inc	1,577	163
			Moody's Corp	1,025	106
Fifth Third Bancorp	4,698	89	Quanta Services Inc (a)	1,219	35
Goldman Sachs Group Inc/The	2,336	439
Huntington Bancshares Inc/OH	4,670	52	Robert Half International Inc	779	47
			Total System Services Inc	949	36
JP Morgan Chase & Co	21,498	1,302	United Rentals Inc (a)	556	51
KeyCorp	4,932	70
M&T Bank Corp	766	97	Western Union Co/The	3,006	62
Morgan Stanley	8,890	317			$1,423
Northern Trust Corp	1,265	88	Computers - 5.48%
PNC Financial Services Group Inc/The	3,002	280	Accenture PLC - Class A	3,622	339
Regions Financial Corp	7,743	73	Apple Inc	33,587	4,179
State Street Corp	2,377	175	Cognizant Technology Solutions Corp (a)	3,515	219
SunTrust Banks Inc	3,024	124	Computer Sciences Corp	813	53
US Bancorp/MN	10,271	449	EMC Corp/MA	11,464	293
Wells Fargo & Co	27,036	1,471	Hewlett-Packard Co	10,480	327
Zions Bancorporation	1,170	32	International Business Machines Corp	5,300	851
		$7,610	NetApp Inc	1,797	64
			SanDisk Corp	1,228	78

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.31%
Seagate Technology PLC	1,893	$98	Agilent Technologies Inc	1,936	$81
Teradata Corp (a)	836	37	Allegion PLC	553	34
Western Digital Corp	1,252	114	Amphenol Corp	1,788	105
		$6,652	Corning Inc	7,331	166
			FLIR Systems Inc	806	25
Consumer Products - 0.28%			Garmin Ltd	696	33
Avery Dennison Corp	521	28	Honeywell International Inc	4,513	471
Clorox Co/The	756	83	PerkinElmer Inc	651	33
Kimberly-Clark Corp	2,107	226	TE Connectivity Ltd	2,342	168
		$337	Thermo Fisher Scientific Inc	2,288	307
Cosmetics & Personal Care - 1.42%			Tyco International PLC	2,422	104
Colgate-Palmolive Co	4,916	341	Waters Corp (a)	478	60
Estee Lauder Cos Inc/The	1,286	107			$1,587
Procter & Gamble Co/The	15,572	1,276	Energy - Alternate Sources - 0.02%
		$1,724	First Solar Inc (a)	433	26
Distribution & Wholesale - 0.21%
Fastenal Co	1,567	65	Engineering & Construction - 0.07%
Fossil Group Inc (a)	255	21
			Fluor Corp	852	49
Genuine Parts Co	880	82	Jacobs Engineering Group Inc (a)	739	33
WW Grainger Inc	346	82			$82
		$250
			Environmental Control - 0.22%
Diversified Financial Services - 2.28%			Republic Services Inc	1,445	59
Affiliated Managers Group Inc (a)	314	67	Stericycle Inc (a)	489	69
American Express Co	5,054	395	Waste Management Inc	2,462	133
Ameriprise Financial Inc	1,052	138			$261
BlackRock Inc	731	267
Charles Schwab Corp/The	6,652	202	Food - 1.52%
CME Group Inc/IL	1,828	173	Campbell Soup Co	1,024	48
Discover Financial Services	2,578	145	ConAgra Foods Inc	2,456	90
E*Trade Financial Corp (a)	1,665	48	General Mills Inc	3,481	197
Franklin Resources Inc	2,258	116	Hershey Co/The	853	86
Intercontinental Exchange Inc	645	150	Hormel Foods Corp	776	44
Invesco Ltd	2,475	98	JM Smucker Co/The	586	68
Legg Mason Inc	571	32	Kellogg Co	1,459	96
NASDAQ OMX Group Inc/The	681	35	Kraft Foods Group Inc	3,390	295
Navient Corp	2,314	47	Kroger Co/The	2,833	217
T Rowe Price Group Inc	1,503	122	McCormick & Co Inc/MD	739	57
Visa Inc	11,186	732	Mondelez International Inc	9,511	343
		$2,767	Sysco Corp	3,415	129
			Tyson Foods Inc	1,684	65
Electric - 2.39%			Whole Foods Market Inc	2,080	108
AES Corp/VA	3,727	48			$1,843
Ameren Corp	1,399	59
American Electric Power Co Inc	2,823	159	Forest Products & Paper - 0.11%
CMS Energy Corp	1,588	56	International Paper Co	2,438	135
Consolidated Edison Inc	1,688	103
Dominion Resources Inc/VA	3,391	240	Gas - 0.26%
DTE Energy Co	1,021	82	AGL Resources Inc	689	34
Duke Energy Corp	4,080	313	CenterPoint Energy Inc	2,478	51
Edison International	1,878	117	NiSource Inc	1,823	80
Entergy Corp	1,040	81	Sempra Energy	1,335	146
Eversource Energy	1,826	92			$311
Exelon Corp	4,958	167
FirstEnergy Corp	2,428	85	Hand & Machine Tools - 0.11%
Integrys Energy Group Inc	458	33	Snap-on Inc	335	49
NextEra Energy Inc	2,557	266	Stanley Black & Decker Inc	907	87
NRG Energy Inc	1,947	49			$136
Pepco Holdings Inc	1,457	39
PG&E Corp	2,747	146	Healthcare - Products - 1.65%
Pinnacle West Capital Corp	637	41	Baxter International Inc	3,128	214
PPL Corp	3,846	130	Becton Dickinson and Co	1,203	173
			Boston Scientific Corp (a)	7,672	136
Public Service Enterprise Group Inc	2,918	122
SCANA Corp	824	45	CR Bard Inc	428	72
Southern Co/The	5,246	232	DENTSPLY International Inc	809	41
			Edwards Lifesciences Corp (a)	621	89
TECO Energy Inc	1,358	26	Henry Schein Inc (a)	483	67
Wisconsin Energy Corp	1,300	64	Intuitive Surgical Inc (a)	211	107
Xcel Energy Inc	2,917	102
		$2,897	Medtronic PLC	8,217	641
			Patterson Cos Inc	494	24
Electrical Components & Equipment - 0.24%			St Jude Medical Inc	1,621	106
AMETEK Inc	1,390	73	Stryker Corp	1,725	159
Emerson Electric Co	3,951	224	Varian Medical Systems Inc (a)	577	54
		$297

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Zimmer Holdings Inc	979	$115	Yahoo! Inc (a)	5,020	$223
		$1,998			$5,074

Healthcare - Services - 1.55%			Iron & Steel - 0.09%
Aetna Inc	2,028	216	Allegheny Technologies Inc	626	19
Anthem Inc	1,538	237	Nucor Corp	1,839	87
Cigna Corp	1,490	193			$106
DaVita HealthCare Partners Inc (a)	995	81
HCA Holdings Inc (a)	1,697	128	Leisure Products & Services - 0.23%
Humana Inc	862	153	Carnival Corp	2,597	124
Laboratory Corp of America Holdings (a)	578	73	Harley-Davidson Inc	1,219	74
Quest Diagnostics Inc	832	64	Royal Caribbean Cruises Ltd	949	78
Tenet Healthcare Corp (a)	567	28			$276
UnitedHealth Group Inc	5,499	650	Lodging - 0.25%
Universal Health Services Inc	524	62	Marriott International Inc/MD	1,195	96
		$1,885	Starwood Hotels & Resorts Worldwide Inc	990	82
Holding Companies - Diversified - 0.03%			Wyndham Worldwide Corp	695	63
Leucadia National Corp	1,818	41	Wynn Resorts Ltd	467	59
					$300

Home Builders - 0.12%			Machinery - Construction & Mining - 0.25%
DR Horton Inc	1,917	55	Caterpillar Inc	3,495	280
Lennar Corp	1,029	53	Joy Global Inc	561	22
Pulte Group Inc	1,910	42			$302
		$150	Machinery - Diversified - 0.48%
Home Furnishings - 0.15%			Cummins Inc	971	135
Harman International Industries Inc	395	53	Deere & Co	1,957	172
Leggett & Platt Inc	797	36	Flowserve Corp	776	44
Whirlpool Corp	450	91	Rockwell Automation Inc	781	90
		$180	Roper Industries Inc	578	99
			Xylem Inc/NY	1,051	37
Housewares - 0.05%					$577
Newell Rubbermaid Inc	1,563	61
			Media - 3.00%
			Cablevision Systems Corp	1,264	23
Insurance - 3.52%			CBS Corp	2,638	160
ACE Ltd	1,887	210	Comcast Corp - Class A	14,652	827
Aflac Inc	2,530	162	DIRECTV (a)	2,899	247
Allstate Corp/The	2,401	171	Discovery Communications Inc - A Shares (a)	857	26
American International Group Inc	7,914	434	Discovery Communications Inc - C Shares (a)	1,558	46
Aon PLC	1,616	155	Gannett Co Inc	1,308	49
Assurant Inc	397	24	News Corp (a)	2,879	46
Berkshire Hathaway Inc - Class B (a)	10,516	1,518	Nielsen NV	1,819	81
Chubb Corp/The	1,331	135	Scripps Networks Interactive Inc	561	38
Cincinnati Financial Corp	851	45	Time Warner Cable Inc	1,619	243
Genworth Financial Inc (a)	2,864	21	Time Warner Inc	4,789	404
Hartford Financial Services Group Inc/The	2,427	102	Twenty-First Century Fox Inc - A Shares	10,543	357
Lincoln National Corp	1,478	85	Viacom Inc	2,105	144
Loews Corp	1,721	70	Walt Disney Co/The	9,016	946
Marsh & McLennan Cos Inc	3,106	174			$3,637
MetLife Inc	6,443	326
Progressive Corp/The	3,090	84	Metal Fabrication & Hardware - 0.14%
Prudential Financial Inc	2,617	210	Precision Castparts Corp	817	172
Torchmark Corp	732	40
Travelers Cos Inc/The	1,853	200	Mining - 0.22%
Unum Group	1,449	49	Alcoa Inc	7,047	91
XL Group PLC	1,471	54	Freeport-McMoRan Inc	5,996	114
		$4,269	Newmont Mining Corp	2,876	62
Internet - 4.18%					$267
Amazon.com Inc (a)	2,195	817
eBay Inc (a)	6,349	366	Miscellaneous Manufacturing - 2.63%
			3M Co	3,660	604
Equinix Inc	325	76	Danaher Corp	3,540	301
Expedia Inc	569	53	Dover Corp	940	65
F5 Networks Inc (a)	415	48
(a)			Eaton Corp PLC	2,736	186
Facebook Inc	12,105	995	General Electric Co (b)	58,038	1,440
Google Inc - A Shares (a)	1,646	913
Google Inc - C Shares (a)	1,650	904	Illinois Tool Works Inc	2,013	195
Netflix Inc (a)	348	145	Ingersoll-Rand PLC	1,518	103
Priceline Group Inc/The (a)	299	348	Pall Corp	614	62
			Parker-Hannifin Corp	821	97
Symantec Corp	3,934	92	Pentair PLC	1,052	66
TripAdvisor Inc (a)	642	53
VeriSign Inc (a)	606	41	Textron Inc	1,596	71
					$3,190

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.09%			Pipelines - 0.66%
Pitney Bowes Inc	1,162	$27	Kinder Morgan Inc/DE	9,826	$413
Xerox Corp	6,028	78	ONEOK Inc	1,201	58
		$105	Spectra Energy Corp	3,869	140
			Williams Cos Inc/The	3,881	196
Oil & Gas - 5.30%					$807
Anadarko Petroleum Corp	2,921	242
Apache Corp	2,172	131	Publicly Traded Investment Fund - 0.96%
Cabot Oil & Gas Corp	2,382	70	iShares Core S&P 500 ETF	5,602	1,164
Chesapeake Energy Corp	2,983	42
Chevron Corp	10,841	1,138	Real Estate - 0.05%
Cimarex Energy Co	505	58	CBRE Group Inc (a)	1,613	62
ConocoPhillips	7,101	442
Devon Energy Corp	2,228	134
Diamond Offshore Drilling Inc	387	10	REITS - 2.21%
Ensco PLC	1,351	29	American Tower Corp	2,436	229
EOG Resources Inc	3,162	290	Apartment Investment & Management Co	901	36
EQT Corp	875	73	AvalonBay Communities Inc	761	133
Exxon Mobil Corp (b)	24,188	2,056	Boston Properties Inc	883	124
Helmerich & Payne Inc	620	42	Crown Castle International Corp	1,925	159
Hess Corp	1,401	95	Equity Residential	2,097	163
Marathon Oil Corp	3,892	102	Essex Property Trust Inc	375	86
Marathon Petroleum Corp	1,574	161	General Growth Properties Inc	3,622	107
Murphy Oil Corp	962	45	HCP Inc	2,656	115
Newfield Exploration Co (a)	927	33	Health Care REIT Inc	2,015	156
Noble Corp PLC	1,395	20	Host Hotels & Resorts Inc	4,368	88
Noble Energy Inc	2,230	109	Iron Mountain Inc	1,078	39
Occidental Petroleum Corp	4,443	324	Kimco Realty Corp	2,379	64
Phillips 66	3,134	246	Macerich Co/The	811	68
Pioneer Natural Resources Co	858	140	Plum Creek Timber Co Inc	1,015	44
QEP Resources Inc	931	19	Prologis Inc	2,953	129
Range Resources Corp	956	50	Public Storage	837	165
Southwestern Energy Co (a)	2,217	52	Simon Property Group Inc	1,792	351
Tesoro Corp	720	66	SL Green Realty Corp	568	73
Transocean Ltd	1,963	29	Ventas Inc	1,907	139
Valero Energy Corp	2,969	189	Vornado Realty Trust	1,007	113
		$6,437	Weyerhaeuser Co	3,027	100

Oil & Gas Services - 0.99%					$2,681
Baker Hughes Inc	2,505	159	Retail - 5.88%
Cameron International Corp (a)	1,117	51	AutoNation Inc (a)	432	28
FMC Technologies Inc (a)	1,334	49	AutoZone Inc (a)	183	125
Halliburton Co	4,899	215	Bed Bath & Beyond Inc (a)	1,070	82
National Oilwell Varco Inc	2,363	118	Best Buy Co Inc	1,678	63
Schlumberger Ltd	7,353	614	CarMax Inc (a)	1,211	84
		$1,206	Chipotle Mexican Grill Inc (a)	178	116
			Coach Inc	1,590	66
Packaging & Containers - 0.15%			Costco Wholesale Corp	2,537	384
Ball Corp	791	56	CVS Health Corp	6,488	670
MeadWestvaco Corp	965	48	Darden Restaurants Inc	715	50
Owens-Illinois Inc (a)	946	22
			Dollar General Corp	1,749	132
Sealed Air Corp	1,211	55	Dollar Tree Inc (a)	1,185	96
		$181	Family Dollar Stores Inc	554	44
Pharmaceuticals - 6.73%			GameStop Corp	625	24
Abbott Laboratories	8,701	403	Gap Inc/The	1,529	66
AbbVie Inc	9,190	538	Home Depot Inc/The	7,599	863
Actavis PLC (a)	2,251	670	Kohl's Corp	1,164	91
AmerisourceBergen Corp	1,203	137	L Brands Inc	1,417	134
Bristol-Myers Squibb Co	9,584	618	Lowe's Cos Inc	5,610	417
Cardinal Health Inc	1,903	172	Macy's Inc	1,964	127
Eli Lilly & Co	5,638	409	McDonald's Corp	5,542	540
Endo International PLC (a)	1,023	92	Nordstrom Inc	811	65
Express Scripts Holding Co (a)	4,191	364	O'Reilly Automotive Inc (a)	586	127
Hospira Inc	988	87	PVH Corp	475	51
Johnson & Johnson	16,033	1,613	Ross Stores Inc	1,193	126
Mallinckrodt PLC (a)	671	85	Staples Inc	3,693	60
McKesson Corp	1,342	303	Starbucks Corp	4,323	409
Mead Johnson Nutrition Co	1,166	117	Target Corp	3,672	301
Merck & Co Inc	16,366	941	Tiffany & Co	648	57
Mylan NV (a)	2,150	128	TJX Cos Inc/The	3,936	276
Perrigo Co PLC	811	134	Tractor Supply Co	785	67
Pfizer Inc	35,341	1,229	Urban Outfitters Inc (a)	576	26
Zoetis Inc	2,887	134	Walgreens Boots Alliance Inc	5,028	426
		$8,174	Wal-Mart Stores Inc	9,107	749

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)			Transportation (continued)
Yum! Brands Inc	2,497	$196	Union Pacific Corp	5,081			$550
		$7,138	United Parcel Service Inc	4,007			389
							$1,770
Savings & Loans - 0.05%			TOTAL COMMON STOCKS				$106,606
Hudson City Bancorp Inc	2,775	29
People's United Financial Inc	1,777	27	INVESTMENT COMPANIES - 12.19%	Shares Held	Value	(000	's)
		$56	Publicly Traded Investment Fund - 12.19%
Semiconductors - 2.61%			BlackRock Liquidity Funds FedFund Portfolio	14,793,838			14,794
Altera Corp	1,735	74
Analog Devices Inc	1,796	113	TOTAL INVESTMENT COMPANIES				$14,794
Applied Materials Inc	7,085	160	TOTAL PURCHASED OPTIONS - 0.15%				$190
Avago Technologies Ltd	1,479	188	Total Investments				$121,590
Broadcom Corp	3,143	136	Liabilities in Excess of Other Assets, Net - (0.18)%				$(224)
Intel Corp	27,309	854	TOTAL NET ASSETS - 100.00%				$121,366
KLA-Tencor Corp	937	55
Lam Research Corp	918	64
Linear Technology Corp	1,379	65	(a) Non-Income Producing Security
Microchip Technology Inc	1,161	57	(b)			Security or a portion of the security was pledged to cover margin
Micron Technology Inc (a)	6,212	168	requirements for futures contracts. At the end of the period, the value of
NVIDIA Corp	2,977	62	these securities totaled $1,347 or 1.11% of net assets.
Qualcomm Inc	9,512	660
Skyworks Solutions Inc	1,100	108
Texas Instruments Inc	6,038	345	Portfolio Summary (unaudited)
Xilinx Inc	1,507	64	Sector				Percent
		$3,173	Consumer, Non-cyclical				20.34%
Software - 3.49%			Financial				14.38%
Adobe Systems Inc (a)	2,744	203	Exchange Traded Funds				13.15%
Akamai Technologies Inc (a)	1,031	73	Technology				11.59%
Autodesk Inc (a)	1,307	77	Communications				10.19%
CA Inc	1,838	60	Consumer, Cyclical				9.21%
Cerner Corp (a)	1,758	129	Industrial				9.00%
Citrix Systems Inc (a)	921	59	Energy				7.01%
Dun & Bradstreet Corp/The	207	27	Utilities				2.65%
Electronic Arts Inc (a)	1,792	105	Basic Materials				2.48%
Fidelity National Information Services Inc	1,643	112	Purchased Options				0.15%
Fiserv Inc (a)	1,376	109	Diversified				0.03%
Intuit Inc	1,595	155	Liabilities in Excess of Other Assets, Net				(0.18)%
Microsoft Corp (b)	47,306	1,923	TOTAL NET ASSETS				100.00%
Oracle Corp	18,485	798
Paychex Inc	1,884	93
Red Hat Inc (a)	1,057	80
Salesforce.com Inc (a)	3,489	233
		$4,236

Telecommunications - 2.79%
AT&T Inc	29,928	977
CenturyLink Inc	3,266	113
Cisco Systems Inc	29,435	810
Frontier Communications Corp	5,780	41
Harris Corp	600	47
Juniper Networks Inc	2,088	47
Level 3 Communications Inc (a)	1,653	89
Motorola Solutions Inc	1,099	74
Verizon Communications Inc	23,961	1,165
Windstream Holdings Inc	3,475	26
		$3,389

Textiles - 0.05%
Mohawk Industries Inc (a)	357	66

Toys, Games & Hobbies - 0.07%
Hasbro Inc	645	41
Mattel Inc	1,950	44
		$85

Transportation - 1.46%
CH Robinson Worldwide Inc	843	62
CSX Corp	5,711	189
Expeditors International of Washington Inc	1,105	53
FedEx Corp	1,519	251
Kansas City Southern	636	65
Norfolk Southern Corp	1,772	182
Ryder System Inc	305	29

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015		Long	87	$8,974	$8,964	$(10)
Total						$(10)

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,080.00	04/05/2015	80	$44	$34	$(10)
Call - S&P 500 Index	$2,140.00	04/20/2015	15	11	3	(8)
Put - S&P 500 Index	$2,040.00	04/05/2015	100	85	21	(64)
Put - S&P 500 Index	$2,060.00	04/20/2015	60	134	132	(2)
Total				$274	$190	$(84)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,085.00	04/05/2015	80	$(32)	$(25)	$7
Call - S&P 500 Index	$2,160.00	04/20/2015	15	(4)	(1)	3
Put - S&P 500 Index	$2,030.00	04/05/2015	100	(62)	(12)	50
Put - S&P 500 Index	$2,020.00	04/20/2015	60	(76)	(65)	11
Total				$(174)	$(103)	$71

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2015 (unaudited)

COMMON STOCKS - 99.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 5.25%			Office & Business Equipment - 0.62%
General Dynamics Corp	33,807	$4,589	Xerox Corp	79,572		$1,023
L-3 Communications Holdings Inc	16,176	2,035
United Technologies Corp	17,829	2,089	Oil & Gas - 10.96%
		$8,713	Chevron Corp	6,441		676
Agriculture - 2.61%			Cimarex Energy Co	12,385		1,425
Archer-Daniels-Midland Co	54,282	2,573	ConocoPhillips	46,194		2,876
Philip Morris International Inc	23,183	1,746	EP Energy Corp (a)	45,192		474
		$4,319	Exxon Mobil Corp	83,138		7,067
			Laredo Petroleum Inc (a)	41,038		535
Airlines - 2.70%			Tesoro Corp	36,044		3,291
Delta Air Lines Inc	38,692	1,740	Valero Energy Corp	28,657		1,823
Southwest Airlines Co	61,952	2,744				$18,167
		$4,484
			Packaging & Containers - 0.76%
Automobile Parts & Equipment - 1.19%			Rock-Tenn Co	19,398		1,251
Lear Corp	17,853	1,979

			Pharmaceuticals - 8.75%
Banks - 16.72%			Cardinal Health Inc	49,887		4,503
Goldman Sachs Group Inc/The	22,976	4,319	Johnson & Johnson	25,112		2,526
JP Morgan Chase & Co	110,466	6,692	Pfizer Inc	215,024		7,481
KeyCorp	250,119	3,542				$14,510
PNC Financial Services Group Inc/The	25,051	2,336
SunTrust Banks Inc	62,040	2,549	REITS - 5.32%
Wells Fargo & Co	152,519	8,297	Duke Realty Corp	97,282		2,118
		$27,735	Extra Space Storage Inc	27,079		1,830
			General Growth Properties Inc	86,273		2,549
Biotechnology - 1.51%			Simon Property Group Inc	11,880		2,324
Amgen Inc	15,641	2,500				$8,821

			Retail - 4.30%
Computers - 2.67%			Foot Locker Inc	38,818		2,445
Amdocs Ltd	15,413	838	Kohl's Corp	13,121		1,027
Western Digital Corp	39,509	3,596	Macy's Inc (b)	28,264		1,835
		$4,434	Target Corp	22,236		1,825
Electric - 6.27%						$7,132
Edison International	13,379	836	Semiconductors - 2.61%
Exelon Corp	40,810	1,371	Broadcom Corp	47,271		2,046
PG&E Corp	64,609	3,429	Intel Corp	72,966		2,282
PPL Corp	59,683	2,009				$4,328
Public Service Enterprise Group Inc	65,748	2,756
		$10,401	Software - 2.96%
			Electronic Arts Inc (a)	36,503		2,147
Electrical Components & Equipment - 0.77%			Microsoft Corp	68,064		2,767
Emerson Electric Co	22,584	1,279				$4,914

			Telecommunications - 2.10%
Food - 3.88%			AT&T Inc	19,374		633
Kroger Co/The	54,281	4,161	Cisco Systems Inc	103,550		2,850
Tyson Foods Inc	59,231	2,269				$3,483
		$6,430	TOTAL COMMON STOCKS			$165,211
Healthcare - Products - 0.92%			INVESTMENT COMPANIES - 0.40%	Shares Held	Value	(000	's)
St Jude Medical Inc	23,410	1,531	Publicly Traded Investment Fund - 0.40%
			BlackRock Liquidity Funds FedFund Portfolio	663,372		663
Healthcare - Services - 4.26%
Aetna Inc	31,157	3,319	TOTAL INVESTMENT COMPANIES			$663
Anthem Inc	24,257	3,746	Total Investments			$165,874
		$7,065	Liabilities in Excess of Other Assets, Net - (0.02)%				$(35)

Insurance - 8.21%			TOTAL NET ASSETS - 100.00%			$165,839
American International Group Inc	40,792	2,235
Berkshire Hathaway Inc - Class B (a)	50,972	7,356
			(a) Non-Income Producing Security
Lincoln National Corp	6,421	369	(b)			Security or a portion of the security was pledged to cover margin
PartnerRe Ltd	22,745	2,600	requirements for futures contracts. At the end of the period, the value of
Reinsurance Group of America Inc	11,369	1,060	these securities totaled $811 or 0.49% of net assets.
		$13,620

Media - 2.77%
Comcast Corp - Class A	56,422	3,186
Time Warner Inc	16,556	1,398
		$4,584

Miscellaneous Manufacturing - 1.51%
Danaher Corp	29,546	2,508

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.25%
Consumer, Non-cyclical	21.93%
Energy	10.96%
Technology	8.86%
Industrial	8.29%
Consumer, Cyclical	8.19%
Utilities	6.27%
Communications	4.87%
Exchange Traded Funds	0.40%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
MidCap Account
March 31, 2015 (unaudited)

COMMON STOCKS - 100.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.67%			Insurance (continued)
Rockwell Collins Inc	49,448	$4,774	Aon PLC	159,818	$15,362
TransDigm Group Inc	33,123	7,245	Arch Capital Group Ltd (a)	56,497	3,480
		$12,019	Brown & Brown Inc	236,289	7,824
			Loews Corp	287,162	11,725
Automobile Parts & Equipment - 0.04%			Markel Corp (a)	27,180	20,900
Remy International Inc	12,033	267	Progressive Corp/The	146,842	3,994
			White Mountains Insurance Group Ltd	8,143	5,574
Banks - 1.08%			Willis Group Holdings PLC	123,019	5,927
M&T Bank Corp	61,140	7,765			$78,020
			Internet - 4.55%
Building Materials - 1.66%			Liberty Interactive Corp (a)	420,699	12,280
Armstrong World Industries Inc (a)	37,832	2,174	Liberty Ventures (a)	219,577	9,224
Martin Marietta Materials Inc	69,700	9,744	VeriSign Inc (a)	167,383	11,210
		$11,918			$32,714

Chemicals - 5.21%			Lodging - 1.35%
Air Products & Chemicals Inc	104,429	15,798	Wyndham Worldwide Corp	64,175	5,806
Airgas Inc	77,461	8,219	Wynn Resorts Ltd	30,762	3,872
Ashland Inc	57,676	7,343			$9,678
Ecolab Inc	41,821	4,784
Platform Specialty Products Corp (a)	49,996	1,283	Machinery - Diversified - 1.27%
			Roper Industries Inc	52,985	9,114
		$37,427

Commercial Services - 7.74%			Media - 7.54%
CDK Global Inc	18,749	877	Discovery Communications Inc - C Shares (a)	360,213	10,617
KAR Auction Services Inc	230,587	8,746	FactSet Research Systems Inc	25,642	4,082
Live Nation Entertainment Inc (a)	209,118	5,276	Liberty Broadband Corp - A Shares (a)	42,146	2,380
Macquarie Infrastructure Co LLC	109,065	8,975	Liberty Broadband Corp - C Shares (a)	104,857	5,935
McGraw Hill Financial Inc	74,549	7,708	Liberty Global PLC - A Shares (a)	82,850	4,264
Moody's Corp	132,037	13,705	Liberty Global PLC - C Shares (a)	234,451	11,678
Robert Half International Inc	56,017	3,390	Liberty Media Corp - A Shares (a)	127,959	4,933
Verisk Analytics Inc (a)	97,010	6,927	Liberty Media Corp - C Shares (a)	244,280	9,332
		$55,604	Tribune Media Co	16,275	990
Distribution & Wholesale - 1.09%					$54,211
Fastenal Co	124,621	5,164	Miscellaneous Manufacturing - 1.31%
HD Supply Holdings Inc (a)	86,432	2,693	Colfax Corp (a)	197,155	9,410
		$7,857

Diversified Financial Services - 2.94%			Oil & Gas - 3.14%
Charles Schwab Corp/The	321,873	9,798	Cheniere Energy Inc (a)	21,540	1,667
FNF Group	225,839	8,302	Cimarex Energy Co	54,378	6,258
FNFV Group (a)	67,482	952	EOG Resources Inc	79,567	7,296
LPL Financial Holdings Inc	47,388	2,078	Hess Corp	108,210	7,344
		$21,130			$22,565

Electric - 1.46%			Packaging & Containers - 0.40%
Brookfield Infrastructure Partners LP	148,469	6,761	MeadWestvaco Corp	57,222	2,854
Brookfield Renewable Energy Partners LP/CA	52,498	1,657
Calpine Corp (a)	89,067	2,037
		$10,455	Pharmaceuticals - 5.93%
			Mead Johnson Nutrition Co	90,554	9,104
Electronics - 0.95%			Valeant Pharmaceuticals International Inc (a)	111,330	22,112
Sensata Technologies Holding NV (a)	118,561	6,811	Zoetis Inc	245,344	11,357
					$42,573

Engineering & Construction - 1.33%			Pipelines - 2.90%
SBA Communications Corp (a)	81,907	9,591	Kinder Morgan Inc/DE	248,221	10,440
			Kinder Morgan Inc/DE - Warrants (a)	88,999	365
Healthcare - Products - 2.32%			Williams Cos Inc/The	198,667	10,051
Becton Dickinson and Co	52,971	7,606			$20,856
CR Bard Inc	54,295	9,086	Private Equity - 0.59%
		$16,692	Onex Corp	73,441	4,269
Healthcare - Services - 0.78%
DaVita HealthCare Partners Inc (a)	35,929	2,920	Real Estate - 7.27%
Laboratory Corp of America Holdings (a)	21,044	2,654	Brookfield Asset Management Inc	525,420	28,168
		$5,574	Brookfield Property Partners LP	104,922	2,544
			CBRE Group Inc (a)	203,763	7,888
Holding Companies - Diversified - 1.74%			Forest City Enterprises Inc (a)	280,339	7,154
Leucadia National Corp	353,867	7,888
Liberty TripAdvisor Holdings Inc (a)	145,825	4,636	Howard Hughes Corp/The (a)	41,956	6,504
		$12,524			$52,258

Insurance - 10.86%
Alleghany Corp (a)	6,641	3,234

See accompanying notes.

				Schedule of Investments
				MidCap Account
				March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS - 1.40%
Crown Castle International Corp	121,510			$10,030

Retail - 12.75%
AutoZone Inc (a)	18,213			12,424
CarMax Inc (a)	153,078			10,564
Copart Inc (a)	134,915			5,069
Dollar General Corp	123,847			9,335
O'Reilly Automotive Inc (a)	90,699			19,613
Restaurant Brands International Inc	289,642			11,125
Restaurant Brands International LP	3,000			110
Ross Stores Inc	68,754			7,244
TJX Cos Inc/The	230,570			16,151
				$91,635

Semiconductors - 1.21%
Microchip Technology Inc	178,101			8,709

Software - 4.50%
Adobe Systems Inc (a)	106,453			7,871
Fidelity National Information Services Inc	160,049			10,893
Intuit Inc	94,094			9,123
MSCI Inc	72,027			4,416
				$32,303

Telecommunications - 1.85%
EchoStar Corp (a)	91,471			4,731
Motorola Solutions Inc	128,203			8,547
				$13,278

Textiles - 1.35%
Mohawk Industries Inc (a)	52,386			9,731

TOTAL COMMON STOCKS				$719,842
INVESTMENT COMPANIES - 0.13%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.13%
BlackRock Liquidity Funds FedFund Portfolio	911,212			911

TOTAL INVESTMENT COMPANIES				$911
Total Investments				$720,753
Liabilities in Excess of Other Assets, Net - (0.31)%				$(2,212)
TOTAL NET ASSETS - 100.00%				$718,541

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Financial				24.14%
Consumer, Non-cyclical				16.77%
Consumer, Cyclical				16.58%
Communications				13.94%
Industrial				8.59%
Energy				6.04%
Technology				5.71%
Basic Materials				5.21%
Diversified				1.74%
Utilities				1.46%
Exchange Traded Funds				0.13%
Liabilities in Excess of Other Assets, Net				(0.31)%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 5.35%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.35%
BlackRock Liquidity Funds TempFund	5,000,000	$5,000	Other Asset Backed Securities (continued)
Portfolio			GE Equipment Midticket LLC Series 2014-1
Deutsche Money Market Series	2,900,000	2,900	0.20%, 09/22/2015(a)	$116	$116
Morgan Stanley Institutional Liquidity Funds -	2,700,000	2,700	GE Equipment Transportation LLC Series
Government Portfolio			2015-1
STIT - Liquid Assets Portfolio	4,100,000	4,100	0.25%, 03/23/2016(a)	1,410	1,410
		$14,700	GreatAmerica Leasing Receivables
TOTAL INVESTMENT COMPANIES		$14,700	0.40%, 03/21/2016(a),(b)	600	600
	Principal		John Deere Owner Trust 2015
			0.27%, 04/01/2016(a)	1,700	1,700
BONDS- 8.91%	Amount (000's) Value (000's)
			Kubota Credit Owner Trust 2015-1
Automobile Asset Backed Securities - 4.43%			0.27%, 02/16/2016(a),(b)	914	914
Ally Auto Receivables Trust 2014-2			Macquarie Equipment Funding Trust 2014-A
0.20%, 10/15/2015(a)	$244	$244	0.26%, 09/21/2015(b)	472	472
Ally Auto Receivables Trust 2014-SN2					$6,510
0.25%, 10/20/2015(a)	329	329	TOTAL BONDS		$24,502
AmeriCredit Automobile Receivables 2015-1				Principal
0.30%, 01/08/2016(a)	952	952
			MUNICIPAL BONDS - 6.70%	Amount (000's) Value (000's)
Bank of The West Auto Trust 2014-1
0.25%, 11/16/2015(b)	656	656	California - 0.05%
CarMax Auto Owner Trust 2015-1			California Statewide Communities
0.24%, 03/15/2016(a)	1,272	1,272	Development Authority (credit support from
Chrysler Capital Auto Receivables Trust 2014-			Fannie Mae)
B			0.14%, 04/08/2015(d)	$140	$140
0.20%, 10/15/2015(a),(b)	23	23
Enterprise Fleet Financing LLC			Colorado - 0.87%
0.25%, 08/20/2015(b)	273	273
			City of Colorado Springs CO Utilities System
Ford Credit Auto Owner Trust 2014-C			Revenue (credit support from Bank of New
0.23%, 12/15/2015	541	541	York Mellon)
GM Financial Automobile Leasing Trust			0.17%, 04/08/2015(d)	1,600	1,600
2015-1			Colorado Housing & Finance
0.38%, 03/21/2016(a)	1,200	1,200
			Authority (credit support from Federal Home
Harley-Davidson Motorcycle Trust 2015-1			Loan Bank)
0.25%, 02/16/2016(a)	843	843	0.11%, 04/08/2015(a),(d)	800	800
Hyundai Auto Receivables Trust 2015-A					$2,400
0.24%, 01/15/2016(a)	1,184	1,184
Mercedes Benz Auto Lease Trust 2015-A			Illinois - 0.07%
0.24%, 01/15/2016(a)	1,574	1,574	Memorial Health System/IL (credit support
Nissan Auto Lease Trust 2014-B			from JP Morgan Chase & Co)
0.20%, 10/15/2015(a)	663	663	0.06%, 04/08/2015(d)	200	200
Santander Drive Auto Receivables Trust 2014-
5			Indiana - 0.15%
0.27%, 12/15/2015	471	471	Ball State University Foundation Inc (credit
Volkswagen Auto Lease Trust 2015-A
0.25%, 03/21/2016(a)	1,020	1,020	support from US Bank)
			0.08%, 04/01/2015(d)	400	400
Volkswagen Auto Loan Enhanced Trust 2014-
2
0.20%, 10/20/2015(a)	496	496	Iowa- 0.18%
World Omni Auto Receivables Trust 2014-B			Iowa Finance Authority (credit support from
0.23%, 11/16/2015	270	270	FHLB 100%, Fannie Mae 78.25% and Ginnie
World Omni Automobile Lease Securitization			Mae 21.75%)
Trust 2014-A			0.10%, 04/08/2015(d)	500	500
0.20%, 10/09/2015	181	181
		$12,192	Minnesota - 0.40%
Banks- 0.65%			Minnesota Housing Finance Agency (credit
Wells Fargo Bank NA			support from Wells Fargo)
0.40%, 04/21/2016(a)	1,800	1,800	0.17%, 04/08/2015(d)	1,100	1,100

Diversified Financial Services - 0.73%			New Mexico - 0.44%
MetLife Inc			Village of Los Lunas NM (credit support from
0.33%, 08/17/2015(a),(c)	2,000	2,000	Wells Fargo)
			0.22%, 04/08/2015(d)	1,200	1,200

Insurance - 0.73%
New York Life Global			New York - 3.25%
0.22%, 07/24/2015(a),(c)	2,000	2,000	Housing Development Corp/NY (credit
			support from Fannie Mae)
			0.08%, 04/08/2015(d)	2,150	2,150
Other Asset Backed Securities - 2.37%			Housing Development Corp/NY (credit
CIT Equipment Collateral 2014-VT1			support from Freddie Mac)
0.30%, 12/21/2015(a),(b)	1,053	1,053	0.07%, 04/08/2015(d)	1,320	1,320
Dell Equipment Finance Trust 2014-1
0.26%, 08/14/2015(b)	245	245

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2015 (unaudited)

		Principal			Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

	New York (continued)			Banks (continued)
	New York State Housing Finance			Mizuho Funding LLC (credit support from
	Agency (credit support from Fannie Mae)			Mizuho Corp Bank Ltd)
	0.07%, 04/08/2015(d)	$900	$900	0.25%, 04/06/2015(b),(d)	$2,200	$2,200
	0.09%, 04/08/2015(d)	1,560	1,560	MUFG Union Bank NA
	0.19%, 04/08/2015(d)	1,700	1,700	0.12%, 05/06/2015	2,200	2,200
	New York State Housing Finance			0.18%, 05/11/2015	2,300	2,299
	Agency (credit support from Freddie Mac)			Nordea Bank AB
	0.07%, 04/08/2015(d)	1,300	1,300	0.18%, 06/30/2015(b),(e)	2,000	1,999
			$8,930	Oversea-Chinese Banking Corp Ltd
				0.17%, 06/10/2015(e)	2,300	2,299
	North Carolina - 0.31%			PNC Bank NA
	City of Raleigh NC (credit support from			0.28%, 06/22/2015	1,600	1,599
	Wells Fargo)			Skandinaviska Enskilda Banken AB
	0.17%, 04/08/2015(d)	840	840
				0.17%, 05/01/2015(b),(e)	2,200	2,200
				0.23%, 06/19/2015(b),(e)	2,000	1,999
	Pennsylvania - 0.24%			0.26%, 08/07/2015(b),(e)	2,000	1,998
	Luzerne County Industrial Development			Societe Generale SA
	Authority (credit support from Wells Fargo)			0.17%, 05/01/2015(b),(e)	1,750	1,750
	0.22%, 04/08/2015(d)	670	670	0.20%, 05/12/2015(b),(e)	2,200	2,199
				Standard Chartered Bank/New York
				0.22%, 04/22/2015(b)	1,300	1,300
Texas	- 0.58%			0.26%, 06/18/2015(b)	2,100	2,099
	South Central Texas Industrial Development			Sumitomo Mitsui Banking Corp
	Corp (credit support from JP Morgan Chase &			0.24%, 04/08/2015(b),(e)	2,000	2,000
	Co)			0.24%, 06/26/2015(b),(e)	2,100	2,099
	0.07%, 04/08/2015(d)	1,600	1,600
				0.25%, 04/24/2015(b),(e)	2,000	2,000
				United Overseas Bank Ltd
	Washington - 0.16%			0.21%, 04/13/2015(b),(e)	2,200	2,200
	Washington State Housing Finance					$55,137
	Commission (credit support from Bank of
	America)			Chemicals - 0.76%
	0.12%, 04/08/2015(d)	440	440	EI du Pont de Nemours & Co
				0.12%, 04/01/2015(b)	2,100	2,100

	TOTAL MUNICIPAL BONDS		$18,420
		Principal		Commercial Services - 2.11%
	COMMERCIAL PAPER - 69.93%	Amount (000's) Value (000's)		Catholic Health Initiatives
				0.12%, 04/21/2015	2,300	2,300
	Aerospace & Defense - 0.80%			0.15%, 05/27/2015	1,500	1,499
	United Technologies Corp			0.20%, 06/17/2015	2,000	1,999
	0.10%, 04/22/2015(b)	$2,200	$2,200
						$5,798

				Consumer Products - 0.73%
	Agriculture - 0.73%			Reckitt Benckiser Treasury Services
	Cargill Inc			PLC (credit support from Reckitt Benckiser
	0.07%, 04/01/2015(b)	2,000	2,000
				Group)
				0.12%, 04/08/2015(b),(d)	2,000	2,000
	Automobile Manufacturers - 2.73%
	BMW US Capital LLC (credit support from			Diversified Financial Services - 28.18%
	BMW AG)			Alpine Securitization Corp
	0.10%, 04/30/2015(b),(d)	2,000	2,000
				0.18%, 04/27/2015(b)	2,000	2,000
	VW Credit Inc (credit support from			0.26%, 04/01/2015(b)	2,100	2,100
	Volkswagen AG)			0.26%, 06/01/2015(b)	2,000	1,999
	0.05%, 04/01/2015(b),(d)	5,500	5,500
				Anglesea Funding LLC
			$7,500	0.16%, 04/01/2015(b)	2,200	2,200
Banks	- 20.05%			AXA Financial Inc (credit support from AXA
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York			SA)
	NY			0.25%, 05/04/2015(b),(d)	1,300	1,300
	0.14%, 04/10/2015	1,500	1,500	BNP Paribas Finance Inc (credit support from
	0.22%, 04/29/2015	2,200	2,199	BNP Paribas)
	0.24%, 05/22/2015	1,000	999	0.19%, 05/18/2015(d)	2,000	1,999
	Credit Suisse/New York NY			0.23%, 05/07/2015(d)	2,000	1,999
	0.17%, 04/13/2015	1,800	1,800	0.24%, 06/25/2015(d)	2,200	2,199
	0.26%, 04/16/2015	1,400	1,400	Collateralized Commercial Paper Co LLC
	0.26%, 04/21/2015	2,100	2,100	0.20%, 04/27/2015	1,700	1,700
	DNB Bank ASA			Collateralized Commercial Paper II Co LLC
	0.20%, 04/28/2015(b),(e)	2,200	2,200	0.20%, 05/22/2015(b)	2,000	1,999
	Manhattan Asset Funding Co LLC			0.20%, 07/06/2015(b)	1,000	999
	0.17%, 04/09/2015(b)	2,500	2,500	0.23%, 04/07/2015(b)	1,100	1,100
	0.19%, 04/17/2015(b)	2,000	2,000	Dealers Capital Access Trust Inc
	0.20%, 04/20/2015(b)	2,200	2,200	0.25%, 04/10/2015	2,000	2,000
	Mitsubishi UFJ Trust & Banking Corp/NY			0.25%, 04/14/2015	2,200	2,200
	0.23%, 05/27/2015(b)	1,800	1,799	0.25%, 04/16/2015	2,100	2,100

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)			REITS - 2.18%
Fairway Finance LLC			Simon Property Group LP
0.13%, 04/28/2015(b)	$1,500	$1,500	0.11%, 04/27/2015(b)	$1,500	$1,500
Gotham Funding Corp			0.13%, 04/13/2015(b)	1,000	1,000
0.15%, 04/07/2015(b)	2,200	2,200	0.13%, 04/27/2015(b)	1,300	1,300
0.15%, 05/04/2015(b)	1,000	1,000	0.17%, 05/13/2015(b)	2,200	2,199
0.16%, 04/09/2015(b)	1,400	1,400			$5,999
0.16%, 05/15/2015(b)	2,000	2,000
ING US Funding LLC (credit support from			Supranational Bank - 0.73%
ING Bank)			Corp Andina de Fomento
			0.13%, 04/01/2015(b)	2,000	2,000
0.22%, 05/08/2015(d)	2,000	1,999
0.24%, 06/03/2015(d)	2,000	1,999
0.27%, 06/12/2015(d)	2,000	1,999	Telecommunications - 1.53%
Intercontinental Exchange Inc			Telstra Corp Ltd
0.16%, 04/02/2015(b)	2,100	2,100	0.19%, 06/10/2015(b)	2,000	1,999
0.16%, 04/09/2015(b)	2,000	2,000	0.20%, 06/23/2015(b)	2,200	2,199
0.17%, 04/14/2015(b)	2,100	2,100			$4,198
JP Morgan Securities LLC			TOTAL COMMERCIAL PAPER		$192,264
0.30%, 08/19/2015	2,100	2,097		Principal
Liberty Street Funding LLC			CERTIFICATE OF DEPOSIT - 2.76%	Amount (000's)	Value(000	's)
0.16%, 05/13/2015(b)	1,000	1,000
0.16%, 05/26/2015(b)	1,600	1,600	Banks - 2.76%
0.18%, 04/20/2015(b)	2,000	2,000	Bank of America NA
0.18%, 04/23/2015(b)	2,000	2,000	0.20%, 05/14/2015	2,000	2,000
Nieuw Amsterdam Receivables Corp			0.21%, 04/14/2015	2,200	2,200
0.15%, 04/15/2015(b)	2,100	2,100	0.21%, 06/19/2015	2,000	2,000
0.15%, 04/17/2015(b)	2,000	2,000	Bank of Nova Scotia/Houston
0.15%, 05/15/2015(b)	500	500	0.42%, 04/08/2016(a),(e)	1,400	1,400
0.16%, 04/08/2015(b)	2,100	2,100			$7,600
Regency Markets No. 1 LLC			TOTAL CERTIFICATE OF DEPOSIT		$7,600
0.15%, 04/20/2015(b)	1,900	1,900		Maturity
0.16%, 04/29/2015(b)	3,900	3,899	REPURCHASE AGREEMENTS - 4.55%	Amount (000's)	Value(000	's)
Sheffield Receivables Corp
0.16%, 04/06/2015(b)	2,000	2,000	Banks - 4.55%
0.16%, 04/16/2015(b)	1,000	1,000	Merrill Lynch Repurchase Agreement; 0.07% $	12,520	$12,520
0.18%, 04/10/2015(b)	2,000	2,000	dated 03/31/2015 maturing 04/01/2015
0.25%, 06/10/2015(b)	1,500	1,499	(collateralized by US Government
Thunder Bay Funding LLC			Security; $12,770,400; 0.00%; dated
0.21%, 07/16/2015(b)	1,600	1,599	08/15/26)

		$77,485	TOTAL REPURCHASE AGREEMENTS		$12,520
Electric - 4.89%			Total Investments		$270,006
GDF Suez			Other Assets in Excess of Liabilities, Net - 1.80%		$4,939
0.17%, 04/13/2015(b)	2,200	2,200	TOTAL NET ASSETS - 100.00%		$274,945
0.18%, 04/02/2015(b)	2,000	2,000
0.20%, 05/26/2015(b)	1,750	1,749
Oglethorpe Power Corp			(a)	Variable Rate. Rate shown is in effect at March 31, 2015.
0.17%, 05/11/2015(b)	2,000	2,000	(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.23%, 05/20/2015(b)	1,800	1,799	1933. These securities may be resold in transactions exempt from
Southern Co Funding Corp			registration, normally to qualified institutional buyers. At the end of the
0.20%, 04/02/2015(b)	1,900	1,900	period, the value of these securities totaled $150,016 or 54.56% of net
0.23%, 04/01/2015(b)	1,800	1,800	assets.
		$13,448	(c) Security is Illiquid
			(d)	Credit support indicates investments that benefit from credit enhancement
Insurance - 1.64%			or liquidity support provided by a third party bank, institution, or
Prudential PLC			government agency.
0.15%, 04/07/2015(b)	500	500
0.19%, 04/07/2015(b)	2,000	2,000	(e)	Security issued by foreign bank and denominated in USD.
0.22%, 06/09/2015(b)	2,000	1,999
		$4,499

Miscellaneous Manufacturing - 1.31%
Dover Corp
0.11%, 04/06/2015(b)	1,300	1,300
Illinois Tool Works Inc
0.10%, 04/01/2015(b)	2,300	2,300
		$3,600

Pipelines - 1.56%
Questar Corp
0.10%, 04/03/2015(b)	2,300	2,300
0.13%, 04/17/2015(b)	2,000	2,000
		$4,300

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	61.47%
Asset Backed Securities	6.80%
Insured	6.70%
Exchange Traded Funds	5.35%
Utilities	4.89%
Consumer, Non-cyclical	3.57%
Consumer, Cyclical	2.73%
Industrial	2.11%
Energy	1.56%
Communications	1.53%
Basic Materials	0.76%
Government	0.73%
Other Assets in Excess of Liabilities, Net	1.80%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2015 (unaudited)

COMMON STOCKS - 97.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.89%			Cosmetics & Personal Care - 0.66%
Boeing Co/The	4,244	$637	Procter & Gamble Co/The	3,259	$267
Northrop Grumman Corp	1,910	308
Teledyne Technologies Inc (a)	2,112	225
			Distribution & Wholesale - 0.48%
		$1,170	Pool Corp	2,812	196
Airlines - 0.41%
Alaska Air Group Inc	1,742	115	Diversified Financial Services - 3.52%
Cathay Pacific Airways Ltd ADR	4,625	53	Ameriprise Financial Inc	1,336	175
		$168	Charles Schwab Corp/The	14,161	431
Apparel - 1.89%			FNF Group	6,206	228
Nike Inc	6,673	670	Franklin Resources Inc	8,133	418
Ralph Lauren Corp	747	98	T Rowe Price Group Inc	2,190	177
		$768			$1,429

Automobile Manufacturers - 0.94%			Electric - 1.21%
Nissan Motor Co Ltd ADR	738	15	Duke Energy Corp	2,910	224
PACCAR Inc	5,836	368	Edison International	1,635	102
		$383	Xcel Energy Inc	4,747	165
					$491
Automobile Parts & Equipment - 1.55%
Autoliv Inc	2,280	269	Electronics - 3.06%
Johnson Controls Inc	7,140	360	Corning Inc	7,643	173
		$629	FEI Co	1,391	106
			FLIR Systems Inc	2,088	65
Banks - 6.65%			Thermo Fisher Scientific Inc	2,639	355
East West Bancorp Inc	4,886	198	Trimble Navigation Ltd (a)	4,704	119
Goldman Sachs Group Inc/The	1,008	190	Waters Corp (a)	3,418	425
JP Morgan Chase & Co	7,169	434			$1,243
PNC Financial Services Group Inc/The	3,678	343
State Street Corp	1,840	135	Engineering & Construction - 0.46%
SVB Financial Group (a)	1,700	216	Granite Construction Inc	2,139	75
			Jacobs Engineering Group Inc (a)	2,467	112
US Bancorp/MN	8,857	387
Wells Fargo & Co	14,600	794			$187
		$2,697	Environmental Control - 0.52%
Beverages - 1.71%			Waste Connections Inc	4,358	210
Ambev SA ADR	14,716	85
Brown-Forman Corp	1,953	176	Food - 2.79%
Coca-Cola Co/The	7,228	293	Dairy Farm International Holdings Ltd ADR	2,229	105
PepsiCo Inc	1,472	141	Darling Ingredients Inc (a)	1,720	24
		$695	General Mills Inc	3,943	223
Biotechnology - 0.68%			Kroger Co/The	4,301	330
Gilead Sciences Inc (a)	2,792	274	McCormick & Co Inc/MD	2,844	219
			Whole Foods Market Inc	4,430	231
					$1,132
Building Materials - 0.42%
Apogee Enterprises Inc	3,923	169	Gas - 1.55%
			Sempra Energy	5,762	628

Chemicals - 2.47%
Axiall Corp	982	46	Healthcare - Products - 2.86%
EI du Pont de Nemours & Co	3,895	278	Becton Dickinson and Co	2,266	325
FMC Corp	2,882	165	Bio-Techne Corp	1,943	195
			Edwards Lifesciences Corp (a)	1,577	225
International Flavors & Fragrances Inc	2,326	273	Halyard Health Inc (a)	2,702	133
PPG Industries Inc	1,055	238
		$1,000	Medtronic PLC	1,622	127
			Varian Medical Systems Inc (a)	1,652	155
Commercial Services - 0.70%					$1,160
Robert Half International Inc	2,430	147
TrueBlue Inc (a)	5,590	136	Healthcare - Services - 1.48%
			DaVita HealthCare Partners Inc (a)	3,459	281
		$283
			Universal Health Services Inc	2,718	320
Computers - 5.27%					$601
Apple Inc	10,808	1,345
EMC Corp/MA	13,564	347	Housewares - 0.33%
International Business Machines Corp	2,208	354	Tupperware Brands Corp	1,944	134
Teradata Corp (a)	2,053	91
		$2,137	Insurance - 2.83%
Consumer Products - 0.78%			ACE Ltd	2,346	262
Kimberly-Clark Corp	1,362	146	Chubb Corp/The	1,287	130
WD-40 Co	1,920	170	HCC Insurance Holdings Inc	6,064	344
			MetLife Inc	2,835	143
		$316	StanCorp Financial Group Inc	512	35
			XL Group PLC	6,315	232
					$1,146

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet - 2.91%			REITS (continued)
Amazon.com Inc (a)	1,023	$380	Essex Property Trust Inc	803		$184
eBay Inc (a)	2,662	153	HCP Inc	3,888		168
Google Inc - A Shares (a)	607	337	Plum Creek Timber Co Inc	7,706		335
Google Inc - C Shares (a)	452	248	Sabra Health Care REIT Inc	3,422		113
LinkedIn Corp (a)	251	63	Ventas Inc	3,247		237
		$1,181	Weyerhaeuser Co	3,044		101

Iron & Steel - 0.72%						$1,412
Reliance Steel & Aluminum Co	3,422	209	Retail - 6.76%
Schnitzer Steel Industries Inc	5,108	81	Copart Inc (a)	6,156		231
		$290	Costco Wholesale Corp	4,758		721
			CVS Health Corp	4,780		493
Leisure Products & Services - 0.83%			Home Depot Inc/The	2,659		302
Carnival Corp	2,975	143	Nordstrom Inc	5,526		444
Harley-Davidson Inc	3,214	195	Starbucks Corp	5,808		550
		$338				$2,741

Lodging - 0.06%			Savings & Loans - 0.47%
Red Lion Hotels Corp (a)	3,882	26
			Washington Federal Inc	8,750		191

Machinery - Construction & Mining - 0.25%			Semiconductors - 3.65%
Caterpillar Inc	1,262	101	Altera Corp	6,280		269
			Applied Materials Inc	8,673		196
Machinery - Diversified - 1.03%			Avago Technologies Ltd	1,080		137
AGCO Corp	261	12	Intel Corp	7,034		220
Deere & Co	4,601	404	Lam Research Corp	3,001		211
		$416	Microchip Technology Inc	5,280		258
			Qualcomm Inc	2,704		188
Media - 2.25%						$1,479
Viacom Inc	3,842	262
Walt Disney Co/The	6,193	650	Software - 6.55%
		$912	Adobe Systems Inc (a)	7,489		554
			Autodesk Inc (a)	2,595		152
Metal Fabrication & Hardware - 0.48%			Fair Isaac Corp	3,607		320
Precision Castparts Corp	923	194	Informatica Corp (a)	3,831		168
			Microsoft Corp	15,380		625
Mining - 0.09%			Omnicell Inc (a)	3,668		129
Freeport-McMoRan Inc	1,871	35	Oracle Corp	11,986		517
			Tyler Technologies Inc (a)	1,577		190
						$2,655
Miscellaneous Manufacturing - 1.73%
AptarGroup Inc	3,520	224	Telecommunications - 2.41%
Crane Co	2,278	142	China Mobile Ltd ADR	2,102		137
General Electric Co	13,500	335	Cisco Systems Inc	7,375		203
		$701	Polycom Inc (a)	5,939		79
			Verizon Communications Inc	11,516		560
Oil & Gas - 5.97%						$979
Apache Corp	4,013	242
Chevron Corp	5,207	547	Toys, Games & Hobbies - 0.65%
Devon Energy Corp	4,804	290	Hasbro Inc	2,837		179
Energen Corp	2,713	179	Mattel Inc	3,655		84
Exxon Mobil Corp	8,299	705				$263
HollyFrontier Corp	3,022	122
Occidental Petroleum Corp	4,630	338	Transportation - 1.51%
			Expeditors International of Washington Inc	6,365		306
		$2,423	Union Pacific Corp	2,841		308
Oil & Gas Services - 0.72%						$614
Natural Gas Services Group Inc (a)	4,184	80
Schlumberger Ltd	2,530	211	Trucking & Leasing - 0.20%
		$291	Greenbrier Cos Inc/The	1,394		81

Pharmaceuticals - 6.68%			Water - 0.20%
Abbott Laboratories	4,830	224	California Water Service Group	3,357		82
AbbVie Inc	5,034	295
Actavis PLC (a)	1,270	378
			TOTAL COMMON STOCKS			$39,628
Bristol-Myers Squibb Co	4,401	284	INVESTMENT COMPANIES - 2.65%	Shares Held	Value	(000	's)
Johnson & Johnson	4,565	459
McKesson Corp	2,936	664	Publicly Traded Investment Fund - 2.65%
Perrigo Co PLC	450	75	BlackRock Liquidity Funds FedFund Portfolio	1,076,426		1,076
Teva Pharmaceutical Industries Ltd ADR	2,379	148
VCA Inc (a)	3,342	183	TOTAL INVESTMENT COMPANIES			$1,076
		$2,710	Total Investments			$40,704
REITS - 3.48%			Liabilities in Excess of Other Assets, Net - (0.35)%				$(144)
Alexandria Real Estate Equities Inc	2,618	257	TOTAL NET ASSETS - 100.00%			$40,560
Annaly Capital Management Inc	1,620	17

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2015 (unaudited)

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	18.34%
Financial	16.95%
Technology	15.47%
Consumer, Cyclical	13.91%
Industrial	12.54%
Communications	7.57%
Energy	6.69%
Basic Materials	3.27%
Utilities	2.96%
Exchange Traded Funds	2.65%
Liabilities in Excess of Other Assets, Net	(0.35)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 68.08%
Blue Chip Fund (a)	81,647	$1,278
Bond Market Index Fund (a)	315,538	3,522
Diversified International Fund (a)	187,386	2,221
Diversified Real Asset Fund (a)	178,803	2,151
Equity Income Fund (a)	57,783	1,544
Global Diversified Income Fund (a)	275,323	3,877
Global Multi-Strategy Fund (a)	145,337	1,631
Global Opportunities Fund (a)	72,214	859
Inflation Protection Fund (a)	327,720	2,815
International Emerging Markets Fund (a)	19,501	465
LargeCap Growth Fund I (a)	107,388	1,398
LargeCap S&P 500 Index Fund (a)	120,197	1,750
LargeCap Value Fund (a)	34,535	438
LargeCap Value Fund III (a)	108,930	1,723
MidCap Fund (a)	94,767	2,211
Origin Emerging Markets Fund (a),(b)	25,926	250
Overseas Fund (a)	202,182	2,147
SmallCap Growth Fund I (a)	54,889	696
SmallCap Value Fund II (a)	53,437	720
		$31,696

Principal Variable Contracts Funds, Inc. Class 1 - 31.93%
Bond & Mortgage Securities Account (a)	846,594	9,880
Short-Term Income Account (a)	1,911,679	4,989
		$14,869
TOTAL INVESTMENT COMPANIES		$46,565
Total Investments		$46,565
Liabilities in Excess of Other Assets, Net - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$46,559

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		45.55%
Domestic Equity Funds		25.25%
Specialty Funds		16.45%
International Equity Funds		12.76%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	—	$—		82,686	$1,301	1,039		$16	81,647	$1,285
Bond & Mortgage Securities Account	922,569	10,844		33,804	391	109,779		1,271	846,594	9,975
Bond Market Index Fund	326,944	3,639		11,804	131	23,210		258	315,538	3,512
Diversified International Fund	193,748	2,685		6,297	75	12,659		147	187,386	2,616
Diversified Real Asset Fund	135,027	1,400		55,373	668	11,597		141	178,803	1,933
Equity Income Fund	90,261	1,711		3,353	91	35,831		956	57,783	1,095
Global Diversified Income Fund	156,226	1,682		133,584	1,889	14,487		204	275,323	3,369
Global Multi-Strategy Fund	114,677	1,188		40,472	453	9,812		108	145,337	1,534
Global Opportunities Fund	74,398	801		2,129	26	4,313		52	72,214	775
High Yield Fund I	133,933	1,320		4,510	46	138,443		1,428	—	—
Inflation Protection Fund	281,441	2,265		70,101	595	23,822		204	327,720	2,658
International Emerging Markets Fund	31,149	900		922	22	12,570		293	19,501	559
LargeCap Growth Fund I	214,256	2,490		6,929	90	113,797		1,471	107,388	1,241
LargeCap S&P 500 Index Fund	125,115	1,455		4,334	64	9,252		135	120,197	1,392
LargeCap Value Fund	84,232	1,058		2,590	33	52,287		658	34,535	434
LargeCap Value Fund III	112,586	1,528		3,681	59	7,337		116	108,930	1,474
MidCap Fund	97,720	1,474		2,814	65	5,767		131	94,767	1,411
Origin Emerging Markets Fund	—	—		26,477	250	551		5	25,926	245
Overseas Fund	209,210	1,954		6,890	74	13,918		147	202,182	1,881
Short-Term Income Account	1,988,097	5,053		75,335	196	151,753		394	1,911,679	4,855
SmallCap Growth Fund I	56,477	484		1,583	19	3,171		38	54,889	466
SmallCap Value Fund II	54,911	453		1,489	19	2,963		37	53,437	435
		$44,384			$6,557			$8,210		$43,145

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			11				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			3				—
Diversified Real Asset Fund			—			6				—
Equity Income Fund			9			249				—
Global Diversified Income Fund			33			2				—
Global Multi-Strategy Fund			—			1				—
Global Opportunities Fund			—			—				—
High Yield Fund I			11			62				—
Inflation Protection Fund			—			2				—
International Emerging Markets Fund			—			(70)				—
LargeCap Growth Fund I			—			132				—
LargeCap S&P 500 Index Fund			—			8				—
LargeCap Value Fund			—			1				—
LargeCap Value Fund III			—			3				—
MidCap Fund			—			3				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			1				—
SmallCap Value Fund II			—			—				—
			$53			$414	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 79.01%
Blue Chip Fund (a)	565,806	$8,855
Bond Market Index Fund (a)	1,147,502	12,806
Diversified International Fund (a)	983,555	11,655
Diversified Real Asset Fund (a)	737,699	8,874
Equity Income Fund (a)	334,716	8,944
Global Diversified Income Fund (a)	530,999	7,476
Global Multi-Strategy Fund (a)	395,088	4,433
Global Opportunities Fund (a)	918,709	10,923
Global Real Estate Securities Fund (a)	824,095	7,870
Inflation Protection Fund (a)	676,259	5,809
International Emerging Markets Fund (a)	128,481	3,066
LargeCap Growth Fund I (a)	766,415	9,979
LargeCap S&P 500 Index Fund (a)	887,687	12,925
LargeCap Value Fund (a)	594,937	7,550
LargeCap Value Fund III (a)	762,493	12,063
MidCap Fund (a)	159,372	3,718
MidCap Growth Fund III (a)	404,821	4,429
MidCap Value Fund III (a)	213,900	4,261
Origin Emerging Markets Fund (a),(b)	176,573	1,704
Overseas Fund (a)	1,116,018	11,852
SmallCap Growth Fund I (a)	259,085	3,285
SmallCap Value Fund II (a)	246,967	3,329
		$165,806

Principal Variable Contracts Funds, Inc. Class 1 - 20.99%
Bond & Mortgage Securities Account (a)	3,150,599	36,767
Short-Term Income Account (a)	2,793,708	7,292
		$44,059
TOTAL INVESTMENT COMPANIES		$209,865
Total Investments		$209,865
Liabilities in Excess of Other Assets, Net - 0.00%		$(10)
TOTAL NET ASSETS - 100.00%		$209,855

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		37.81%
Fixed Income Funds		29.86%
International Equity Funds		22.43%
Specialty Funds		9.90%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		571,987	$9,003	6,181	$98	565,806	$8,906
Bond & Mortgage Securities Account	3,249,647	38,267		50,510	584	149,558	1,733	3,150,599	37,130
Bond Market Index Fund	1,181,836	13,154		17,577	195	51,911	577	1,147,502	12,773
Diversified International Fund	1,013,491	15,240		15,395	178	45,331	536	983,555	14,904
Diversified Real Asset Fund	466,139	4,824		298,490	3,599	26,930	326	737,699	8,113
Equity Income Fund	265,899	5,036		80,578	2,148	11,761	316	334,716	6,898
Global Diversified Income Fund	291,618	3,962		266,148	3,775	26,767	377	530,999	7,360
Global Multi-Strategy Fund	412,606	4,247		8,578	95	26,096	291	395,088	4,058
Global Opportunities Fund	942,281	10,162		12,106	143	35,678	427	918,709	9,886
Global Real Estate Securities Fund	834,408	6,222		14,332	136	24,645	237	824,095	6,129
High Yield Fund I	352,183	3,221		5,457	56	357,640	3,690	—	—
Inflation Protection Fund	702,878	6,122		12,695	108	39,314	337	676,259	5,893
International Emerging Markets Fund	208,056	5,906		3,892	91	83,467	1,943	128,481	3,576
LargeCap Growth Fund I	1,495,119	17,374		20,285	257	748,989	9,694	766,415	8,860
LargeCap S&P 500 Index Fund	915,820	10,643		13,216	191	41,349	605	887,687	10,279
LargeCap Value Fund	767,469	9,641		10,327	130	182,859	2,306	594,937	7,468
LargeCap Value Fund III	1,009,127	13,499		13,442	211	260,076	4,086	762,493	10,059
MidCap Fund	164,747	2,475		2,023	46	7,398	170	159,372	2,360
MidCap Growth Fund III	414,328	3,997		5,365	57	14,872	160	404,821	3,894
MidCap Value Fund III	219,137	3,521		2,974	58	8,211	162	213,900	3,421
Origin Emerging Markets Fund	—	—		179,806	1,701	3,233	31	176,573	1,670
Overseas Fund	1,149,221	10,812		17,104	178	50,307	536	1,116,018	10,457
Short-Term Income Account	2,891,240	7,470		48,791	127	146,323	381	2,793,708	7,216
SmallCap Growth Fund I	266,603	2,256		3,915	47	11,433	140	259,085	2,169
SmallCap Value Fund II	254,181	2,095		3,790	49	11,004	144	246,967	2,004
		$200,146			$23,163		$29,303		$195,483

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$1			$—
Bond & Mortgage Securities Account			—			12			—
Bond Market Index Fund			—			1			—
Diversified International Fund			—			22			—
Diversified Real Asset Fund			—			16			—
Equity Income Fund			52			30			—
Global Diversified Income Fund			66			—			—
Global Multi-Strategy Fund			—			7			—
Global Opportunities Fund			—			8			—
Global Real Estate Securities Fund			57			8			—
High Yield Fund I			30			413			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(478)			—
LargeCap Growth Fund I			—			923			—
LargeCap S&P 500 Index Fund			—			50			—
LargeCap Value Fund			—			3			—
LargeCap Value Fund III			—			435			—
MidCap Fund			—			9			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			4			—
Origin Emerging Markets Fund			—			—			—
Overseas Fund			—			3			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			6			—
SmallCap Value Fund II			—			4			—
			$205			$1,477			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 87.36%
Blue Chip Fund (a)	329,400	$5,155
Bond Market Index Fund (a)	461,330	5,148
Diversified International Fund (a)	683,125	8,095
Diversified Real Asset Fund (a)	397,574	4,783
Equity Income Fund (a)	150,440	4,020
Global Diversified Income Fund (a)	169,037	2,380
Global Multi-Strategy Fund (a)	250,431	2,810
Global Opportunities Fund (a)	489,767	5,823
Global Real Estate Securities Fund (a)	653,454	6,240
Inflation Protection Fund (a)	259,266	2,227
International Emerging Markets Fund (a)	93,711	2,236
LargeCap Growth Fund (a)	320,516	3,603
LargeCap Growth Fund I (a)	662,133	8,621
LargeCap S&P 500 Index Fund (a)	569,896	8,298
LargeCap Value Fund (a)	357,601	4,538
LargeCap Value Fund III (a)	336,620	5,325
MidCap Fund (a)	42,458	991
MidCap Growth Fund III (a)	352,552	3,857
MidCap Value Fund III (a)	179,960	3,585
Origin Emerging Markets Fund (a),(b)	168,494	1,626
Overseas Fund (a)	749,103	7,955
Preferred Securities Fund (a)	235,790	2,455
SmallCap Growth Fund I (a)	208,464	2,643
SmallCap Value Fund II (a)	199,106	2,684
		$105,098

Principal Variable Contracts Funds, Inc. Class 1 - 12.65%
Bond & Mortgage Securities Account (a)	1,304,016	15,218

TOTAL INVESTMENT COMPANIES		$120,316
Total Investments		$120,316
Liabilities in Excess of Other Assets, Net - (0.01)%		$(8)
TOTAL NET ASSETS - 100.00%		$120,308

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		44.32%
International Equity Funds		26.58%
Fixed Income Funds		20.82%
Specialty Funds		8.29%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		330,832	$5,207	1,432	$22	329,400	$5,185
Bond & Mortgage Securities Account	1,300,379	14,829		51,357	595	47,720	555	1,304,016	14,869
Bond Market Index Fund	460,081	5,121		17,910	199	16,661	186	461,330	5,134
Diversified International Fund	681,036	8,288		27,130	312	25,041	292	683,125	8,308
Diversified Real Asset Fund	190,063	2,052		216,856	2,615	9,345	113	397,574	4,554
Equity Income Fund	—	—		151,141	4,030	701	19	150,440	4,011
Global Diversified Income Fund	—	—		171,140	2,428	2,103	30	169,037	2,398
Global Multi-Strategy Fund	249,656	2,595		11,552	128	10,777	119	250,431	2,604
Global Opportunities Fund	488,258	5,300		19,059	224	17,550	208	489,767	5,315
Global Real Estate Securities Fund	646,756	4,904		26,067	250	19,369	187	653,454	4,968
High Yield Fund I	228,963	2,146		7,530	76	236,493	2,439	—	—
Inflation Protection Fund	258,326	2,277		13,022	112	12,082	104	259,266	2,285
International Emerging Markets Fund	161,761	3,621		7,303	171	75,353	1,752	93,711	2,063
LargeCap Growth Fund	318,795	3,361		10,521	114	8,800	97	320,516	3,378
LargeCap Growth Fund I	1,059,246	12,321		38,028	475	435,141	5,628	662,133	7,655
LargeCap S&P 500 Index Fund	568,819	6,628		21,531	309	20,454	298	569,896	6,641
LargeCap Value Fund	514,960	6,482		17,697	222	175,056	2,203	357,601	4,505
LargeCap Value Fund III	681,988	9,186		23,841	371	369,209	5,830	336,620	4,393
MidCap Fund	—	—		42,706	1,002	248	6	42,458	996
MidCap Growth Fund III	351,502	3,338		12,500	130	11,450	122	352,552	3,346
MidCap Value Fund III	179,416	2,936		6,699	130	6,155	121	179,960	2,946
Origin Emerging Markets Fund	—	—		169,438	1,603	944	9	168,494	1,594
Overseas Fund	746,753	7,417		30,089	312	27,739	293	749,103	7,436
Preferred Securities Fund	231,582	2,356		11,307	117	7,099	73	235,790	2,400
SmallCap Growth Fund I	207,892	1,839		6,588	78	6,016	73	208,464	1,845
SmallCap Value Fund II	198,589	1,674		6,313	81	5,796	76	199,106	1,679
		$108,671			$21,291		$20,855		$110,508

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$—			$—
Bond & Mortgage Securities Account			—			—			—
Bond Market Index Fund			—			—			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			—			—
Equity Income Fund			23			—			—
Global Diversified Income Fund			16			—			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			(1)			—
Global Real Estate Securities Fund			45			1			—
High Yield Fund I			20			217			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			23			—
LargeCap Growth Fund			—			—			—
LargeCap Growth Fund I			—			487			—
LargeCap S&P 500 Index Fund			—			2			—
LargeCap Value Fund			—			4			—
LargeCap Value Fund III			—			666			—
MidCap Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			1			—
Origin Emerging Markets Fund			—			—			—
Overseas Fund			—			—			—
Preferred Securities Fund			31			—			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			—			—
			$135			$1,401			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 92.86%
Bond Market Index Fund (a)	90,139	$1,006
Diversified International Fund (a)	300,927	3,566
Diversified Real Asset Fund (a)	123,071	1,481
Global Multi-Strategy Fund (a)	89,035	999
Global Opportunities Fund (a)	204,324	2,429
Global Real Estate Securities Fund (a)	238,788	2,280
High Yield Fund I (a)	85,585	875
Inflation Protection Fund (a)	46,852	402
International Emerging Markets Fund (a)	39,411	940
LargeCap Growth Fund (a)	152,071	1,709
LargeCap Growth Fund I (a)	429,375	5,591
LargeCap S&P 500 Index Fund (a)	237,127	3,453
LargeCap Value Fund (a)	220,994	2,804
LargeCap Value Fund III (a)	252,898	4,001
MidCap Growth Fund III (a)	140,282	1,535
MidCap Value Fund III (a)	78,611	1,566
Origin Emerging Markets Fund (a),(b)	63,767	615
Overseas Fund (a)	336,488	3,574
Preferred Securities Fund (a)	66,667	694
SmallCap Growth Fund I (a)	87,378	1,108
SmallCap Value Fund II (a)	77,545	1,045
		$41,673

Principal Variable Contracts Funds, Inc. Class 1 - 7.15%
Bond & Mortgage Securities Account (a)	274,979	3,209

TOTAL INVESTMENT COMPANIES		$44,882
Total Investments		$44,882
Liabilities in Excess of Other Assets, Net - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$44,877

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.83%
International Equity Funds		29.86%
Fixed Income Funds		13.79%
Specialty Funds		5.53%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	266,039	$3,074		18,448	$214	9,508		$110	274,979	$3,178
Bond Market Index Fund	87,033	969		6,414	71	3,308		37	90,139	1,003
Diversified International Fund	290,599	3,615		21,183	247	10,855		128	300,927	3,734
Diversified Real Asset Fund	54,373	612		71,123	858	2,425		29	123,071	1,441
Global Multi-Strategy Fund	85,868	904		6,536	73	3,369		38	89,035	939
Global Opportunities Fund	197,769	2,179		13,474	160	6,919		83	204,324	2,256
Global Real Estate Securities Fund	229,461	1,773		17,409	167	8,082		78	238,788	1,862
High Yield Fund I	81,699	814		6,813	70	2,927		31	85,585	853
Inflation Protection Fund	—	—		46,967	402	115		—	46,852	402
International Emerging Markets Fund	62,753	1,650		5,171	122	28,513		664	39,411	1,091
LargeCap Growth Fund	147,717	1,565		8,944	99	4,590		52	152,071	1,612
LargeCap Growth Fund I	446,008	5,233		28,314	360	44,947		584	429,375	5,009
LargeCap S&P 500 Index Fund	229,346	2,691		15,849	230	8,068		118	237,127	2,803
LargeCap Value Fund	214,330	2,715		13,690	173	7,026		89	220,994	2,799
LargeCap Value Fund III	295,114	4,002		18,192	286	60,408		949	252,898	3,372
MidCap Growth Fund III	135,812	1,443		9,138	97	4,668		50	140,282	1,490
MidCap Value Fund III	76,201	1,267		4,920	97	2,510		50	78,611	1,314
Origin Emerging Markets Fund	—	—		63,989	605	222		2	63,767	603
Overseas Fund	325,043	3,340		23,487	247	12,042		127	336,488	3,460
Preferred Securities Fund	64,017	667		4,677	48	2,027		21	66,667	694
SmallCap Growth Fund I	85,035	968		4,806	58	2,463		30	87,378	996
SmallCap Value Fund II	75,360	710		4,500	58	2,315		30	77,545	738
		$40,191			$4,742			$3,300		$41,649

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			17			—				—
High Yield Fund I			11			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(17)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			33				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			9			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$37			$16	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 98.00%
Bond Market Index Fund (a)	17,403	$194
Diversified International Fund (a)	175,458	2,079
Diversified Real Asset Fund (a)	54,997	662
Global Multi-Strategy Fund (a)	34,648	389
Global Opportunities Fund (a)	122,432	1,456
Global Real Estate Securities Fund (a)	135,749	1,296
High Yield Fund I (a)	41,894	428
International Emerging Markets Fund (a)	23,283	555
LargeCap Growth Fund (a)	88,806	998
LargeCap Growth Fund I (a)	254,846	3,318
LargeCap S&P 500 Index Fund (a)	131,418	1,913
LargeCap Value Fund (a)	119,124	1,512
LargeCap Value Fund III (a)	148,052	2,342
MidCap Growth Fund III (a)	76,019	832
MidCap Value Fund III (a)	44,239	881
Origin Emerging Markets Fund (a),(b)	47,762	461
Overseas Fund (a)	191,953	2,038
Preferred Securities Fund (a)	46,558	485
SmallCap Growth Fund I (a)	47,061	597
SmallCap Value Fund II (a)	44,775	604
		$23,040

Principal Variable Contracts Funds, Inc. Class 1 - 2.02%
Bond & Mortgage Securities Account (a)	40,698	475

TOTAL INVESTMENT COMPANIES		$23,515
Total Investments		$23,515
Liabilities in Excess of Other Assets, Net - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$23,511

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.29%
International Equity Funds		33.54%
Fixed Income Funds		6.73%
Specialty Funds		4.46%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	38,120	$445		5,152	$60	2,574		$30	40,698	$475
Bond Market Index Fund	16,503	184		1,804	20	904		10	17,403	194
Diversified International Fund	166,673	2,117		17,906	209	9,121		105	175,458	2,221
Diversified Real Asset Fund	28,553	320		28,034	338	1,590		19	54,997	639
Global Multi-Strategy Fund	32,659	337		3,983	44	1,994		22	34,648	359
Global Opportunities Fund	116,435	1,262		12,132	144	6,135		73	122,432	1,333
Global Real Estate Securities Fund	128,671	980		13,423	129	6,345		60	135,749	1,049
High Yield Fund I	39,201	381		4,875	50	2,182		22	41,894	409
International Emerging Markets Fund	40,498	1,034		4,441	105	21,656		503	23,283	627
LargeCap Growth Fund	85,164	898		7,319	81	3,677		41	88,806	938
LargeCap Growth Fund I	243,430	2,833		23,079	293	11,663		147	254,846	2,978
LargeCap S&P 500 Index Fund	125,211	1,462		12,436	180	6,229		90	131,418	1,552
LargeCap Value Fund	113,702	1,430		10,923	138	5,501		69	119,124	1,499
LargeCap Value Fund III	159,825	2,157		14,901	234	26,674		418	148,052	1,983
MidCap Growth Fund III	72,395	731		7,252	77	3,628		38	76,019	770
MidCap Value Fund III	42,283	687		3,944	78	1,988		39	44,239	726
Origin Emerging Markets Fund	—	—		47,882	452	120		—	47,762	452
Overseas Fund	182,273	1,823		19,833	209	10,153		105	191,953	1,927
Preferred Securities Fund	43,999	452		4,602	48	2,043		22	46,558	478
SmallCap Growth Fund I	45,128	476		3,867	47	1,934		23	47,061	500
SmallCap Value Fund II	42,932	382		3,692	48	1,849		24	44,775	406
		$20,391			$2,984			$1,860		$21,515

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			9			—				—
High Yield Fund I			6			—				—
International Emerging Markets Fund			—			(9)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			10				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$21			$—	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.27%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 98.44%
Bond Market Index Fund (a)	761	$8
Diversified International Fund (a)	11,463	136
Diversified Real Asset Fund (a)	2,631	32
Global Multi-Strategy Fund (a)	2,562	29
Global Opportunities Fund (a)	8,271	98
Global Real Estate Securities Fund (a)	8,884	85
High Yield Fund I (a)	2,776	28
International Emerging Markets Fund (a)	1,871	45
LargeCap Growth Fund (a)	4,944	56
LargeCap Growth Fund I (a)	15,712	205
LargeCap S&P 500 Index Fund (a)	8,530	124
LargeCap Value Fund (a)	7,110	90
LargeCap Value Fund III (a)	10,473	166
MidCap Growth Fund III (a)	4,950	54
MidCap Value Fund III (a)	2,703	54
Origin Emerging Markets Fund (a),(b)	2,805	27
Overseas Fund (a)	12,466	132
Preferred Securities Fund (a)	1,761	18
SmallCap Growth Fund I (a)	2,537	32
SmallCap Value Fund II (a)	2,427	33
		$1,452

Principal Variable Contracts Funds, Inc. Class 1 - 1.83%
Bond & Mortgage Securities Account (a)	2,336	27

TOTAL INVESTMENT COMPANIES		$1,479
Total Investments		$1,479
Liabilities in Excess of Other Assets, Net - (0.27)%		$(4)
TOTAL NET ASSETS - 100.00%		$1,475

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.15%
International Equity Funds		35.45%
Fixed Income Funds		5.58%
Specialty Funds		4.09%
Liabilities in Excess of Other Assets, Net		(0.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales		March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Bond & Mortgage Securities Account	1,316	$15		1,105	$13	85		$1	2,336	$27
Bond Market Index Fund	426	5		364	4	29		1	761	8
Diversified International Fund	6,408	74		5,491	64	436		5	11,463	133
Diversified Real Asset Fund	972	12		1,725	21	66		1	2,631	32
Global Multi-Strategy Fund	1,446	16		1,211	13	95		1	2,562	28
Global Opportunities Fund	4,735	57		3,838	45	302		3	8,271	99
Global Real Estate Securities Fund	5,296	44		3,888	37	300		3	8,884	78
High Yield Fund I	1,531	16		1,348	14	103		1	2,776	29
International Emerging Markets Fund	1,702	39		1,357	32	1,188		28	1,871	43
LargeCap Growth Fund	2,900	31		2,220	25	176		2	4,944	54
LargeCap Growth Fund I	9,234	116		7,055	90	577		8	15,712	198
LargeCap S&P 500 Index Fund	4,899	63		3,925	57	294		5	8,530	115
LargeCap Value Fund	4,095	52		3,267	41	252		3	7,110	90
LargeCap Value Fund III	6,211	88		4,641	73	379		6	10,473	155
MidCap Growth Fund III	2,835	33		2,293	24	178		2	4,950	55
MidCap Value Fund III	1,561	29		1,238	24	96		1	2,703	52
Origin Emerging Markets Fund	—	—		2,806	27	—		—	2,806	27
Overseas Fund	6,857	78		6,091	64	482		5	12,466	137
Preferred Securities Fund	1,622	16		1,198	12	1,059		10	1,761	18
SmallCap Growth Fund I	1,434	19		1,199	15	96		1	2,537	33
SmallCap Value Fund II	1,394	18		1,123	15	90		1	2,427	32
		$821			$710			$88		$1,443

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			1			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$1			$—	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 56.72%
Blue Chip Fund (a)	31,494	$493
Bond Market Index Fund (a)	245,003	2,734
Diversified International Fund (a)	54,947	651
Diversified Real Asset Fund (a)	74,757	899
Equity Income Fund (a)	41,629	1,112
Global Diversified Income Fund (a)	214,446	3,019
Global Multi-Strategy Fund (a)	106,034	1,190
Global Opportunities Fund (a)	21,929	261
Inflation Protection Fund (a)	399,757	3,434
International Emerging Markets Fund (a)	7,396	176
LargeCap Growth Fund I (a)	47,581	620
LargeCap S&P 500 Index Fund (a)	33,573	489
MidCap Fund (a)	37,210	868
Origin Emerging Markets Fund (a),(b)	17,567	170
Overseas Fund (a)	61,820	657
SmallCap Growth Fund I (a)	10,576	134
SmallCap Value Fund II (a)	10,082	136
		$17,043

Principal Variable Contracts Funds, Inc. Class 1 - 43.30%
Bond & Mortgage Securities Account (a)	688,451	8,034
Short-Term Income Account (a)	1,907,233	4,978
		$13,012
TOTAL INVESTMENT COMPANIES		$30,055
Total Investments		$30,055
Liabilities in Excess of Other Assets, Net - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$30,050

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.83%
Specialty Funds		17.00%
Domestic Equity Funds		12.82%
International Equity Funds		6.37%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2015 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	—	$—		31,788	$500	294		$4	31,494	$496
Bond & Mortgage Securities Account	743,612	8,771		24,694	286	79,855		928	688,451	8,137
Bond Market Index Fund	249,296	2,775		8,608	96	12,901		144	245,003	2,727
Diversified International Fund	55,893	750		1,835	21	2,781		32	54,947	739
Diversified Real Asset Fund	109,630	1,149		4,062	49	38,935		469	74,757	776
Equity Income Fund	79,781	1,510		2,383	63	40,535		1,080	41,629	784
Global Diversified Income Fund	149,602	1,487		83,484	1,184	18,640		262	214,446	2,408
Global Multi-Strategy Fund	71,871	743		38,434	430	4,271		48	106,034	1,125
Global Opportunities Fund	22,354	241		838	10	1,263		15	21,929	236
High Yield Fund I	104,822	1,096		2,899	29	107,721		1,111	—	—
Inflation Protection Fund	228,467	1,836		185,041	1,570	13,751		117	399,757	3,289
International Emerging Markets Fund	8,405	203		312	7	1,321		30	7,396	180
LargeCap Growth Fund I	87,126	1,013		2,336	29	41,881		541	47,581	550
LargeCap S&P 500 Index Fund	34,433	401		1,386	20	2,246		32	33,573	389
MidCap Fund	37,686	567		956	21	1,432		32	37,210	557
Origin Emerging Markets Fund	—	—		17,718	169	151		—	17,567	169
Overseas Fund	62,886	585		2,037	21	3,103		33	61,820	573
Short-Term Income Account	1,940,482	4,888		64,592	168	97,841		255	1,907,233	4,801
SmallCap Growth Fund I	10,788	93		414	5	626		8	10,576	90
SmallCap Value Fund II	10,282	85		386	5	586		7	10,082	83
		$28,193			$4,683			$5,148		$28,109

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			8				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			47				—
Equity Income Fund			6			291				—
Global Diversified Income Fund			29			(1)				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
High Yield Fund I			9			(14)				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			49				—
LargeCap S&P 500 Index Fund			—			—				—
MidCap Fund			—			1				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$44			$381	$			—
Amounts in thousands except shares

See accompanying notes.

				Schedule of Investments
				Real Estate Securities Account
				March 31, 2015 (unaudited)

COMMON STOCKS - 99.24%	Shares Held	Value	(000	's)

Healthcare - Services - 1.05%
Brookdale Senior Living Inc (a)	48,845			$1,844

REITS - 98.19%
American Realty Capital Properties Inc	141,398			1,393
American Tower Corp	26,449			2,490
Apartment Investment & Management Co	134,260			5,284
AvalonBay Communities Inc	37,315			6,502
Boston Properties Inc	54,332			7,633
Camden Property Trust	51,323			4,010
CBL & Associates Properties Inc	17,668			350
CubeSmart	132,782			3,207
DDR Corp	167,689			3,122
Duke Realty Corp	133,330			2,903
Education Realty Trust Inc	44,458			1,573
EPR Properties	49,999			3,001
Equity One Inc	113,339			3,025
Equity Residential	71,242			5,547
Essex Property Trust Inc	38,176			8,777
Extra Space Storage Inc	58,180			3,931
Federal Realty Investment Trust	22,748			3,349
First Industrial Realty Trust Inc	181,822			3,896
General Growth Properties Inc	232,843			6,881
GEO Group Inc/The	8,653			379
Health Care REIT Inc	101,523			7,854
Host Hotels & Resorts Inc	251,227			5,070
Kilroy Realty Corp	55,936			4,261
Macerich Co/The	15,840			1,336
Paramount Group Inc	108,820			2,100
Pebblebrook Hotel Trust	100,780			4,693
Prologis Inc	166,323			7,245
Public Storage	32,532			6,413
Saul Centers Inc	33,144			1,896
Simon Property Group Inc	103,237			20,197
SL Green Realty Corp	60,020			7,705
STORE Capital Corp	43,169			1,008
Strategic Hotels & Resorts Inc (a)	198,716			2,470
Sun Communities Inc	36,542			2,438
Sunstone Hotel Investors Inc	189,394			3,157
Urban Edge Properties	28,311			671
Ventas Inc	114,914			8,391
Vornado Realty Trust	56,743			6,355
WP GLIMCHER Inc	50,641			842
				$171,355
TOTAL COMMON STOCKS				$173,199
INVESTMENT COMPANIES - 0.40%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.40%
BlackRock Liquidity Funds FedFund Portfolio	691,817			692

TOTAL INVESTMENT COMPANIES				$692
Total Investments				$173,891
Other Assets in Excess of Liabilities, Net - 0.36%				$628
TOTAL NET ASSETS - 100.00%				$174,519

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Financial				98.19%
Consumer, Non-cyclical				1.05%
Exchange Traded Funds				0.40%
Other Assets in Excess of Liabilities, Net				0.36%
TOTAL NET ASSETS				100.00%

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 50.35%
Blue Chip Fund (a)	2,713,752	$42,470
Global Diversified Income Fund (a)	1,319,867	18,584
Global Multi-Strategy Fund (a)	6,131,404	68,794
Global Real Estate Securities Fund (a)	2,031,096	19,397
High Yield Fund (a)	2,853,066	21,255
Inflation Protection Fund (a)	1,281,303	11,006
International Emerging Markets Fund (a)	421,416	10,055
LargeCap Growth Fund (a)	7,607,183	85,505
LargeCap Value Fund (a)	6,330,222	80,331
MidCap Value Fund I (a)	1,094,691	16,617
Preferred Securities Fund (a)	361,136	3,760
Principal Capital Appreciation Fund (a)	853,583	50,780
SmallCap Growth Fund I (a)	73,759	935
SmallCap Value Fund II (a)	498,756	6,723
Small-MidCap Dividend Income Fund (a)	2,044,342	28,662
		$464,874

Principal Variable Contracts Funds, Inc. Class 1 - 49.67%
Diversified International Account (a)	3,503,248	51,498
Equity Income Account (a)	4,562,928	106,134
Government & High Quality Bond Account (a)	6,494,526	68,647
Income Account (a)	12,193,138	133,515
MidCap Account (a)	892,885	57,841
Short-Term Income Account (a)	15,673,348	40,907
		$458,542
TOTAL INVESTMENT COMPANIES		$923,416
Total Investments		$923,416
Liabilities in Excess of Other Assets, Net - (0.02)%		$(206)
TOTAL NET ASSETS - 100.00%		$923,210

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.56%
Fixed Income Funds		30.23%
Specialty Funds		9.46%
International Equity Funds		8.77%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,782,489	$39,000		— $	—	68,737	$1,071	2,713,752	$37,916
Diversified International Account	5,052,004	53,927		—	—	1,548,756	21,545	3,503,248	35,630
Equity Income Account	4,692,543	52,332		—	—	129,615	2,987	4,562,928	50,755
Global Diversified Income Fund	1,338,732	18,057		13,764	194	32,629	459	1,319,867	17,787
Global Multi-Strategy Fund	4,448,034	46,633		1,683,370	18,516	—	—	6,131,404	65,149
Global Real Estate Securities Fund	1,013,697	8,193		1,017,399	9,755	—	—	2,031,096	17,948
Government & High Quality Bond	6,654,476	65,657		5,604	59	165,554	1,743	6,494,526	63,987
Account
High Yield Fund	2,590,684	17,625		262,382	1,930	—	—	2,853,066	19,555
Income Account	12,440,973	121,674		—	—	247,835	2,702	12,193,138	119,007
Inflation Protection Fund	1,295,128	11,148		—	—	13,825	120	1,281,303	11,029
International Emerging Markets Fund	655,350	15,441		—	—	233,934	5,408	421,416	9,906
LargeCap Growth Fund	7,813,229	84,220		—	—	206,046	2,296	7,607,183	81,766
LargeCap Value Fund	8,194,515	106,259		9,264	118	1,873,557	23,338	6,330,222	81,909
MidCap Account	905,088	39,930		—	—	12,203	788	892,885	39,207
MidCap Value Fund I	242,199	3,953		852,492	12,476	—	—	1,094,691	16,429
Preferred Securities Fund	371,056	2,083		4,531	47	14,451	150	361,136	2,009
Principal Capital Appreciation Fund	874,988	44,541		—	—	21,405	1,268	853,583	43,301
Short-Term Income Account	16,080,585	40,843		22,689	59	429,926	1,118	15,673,348	39,776
SmallCap Growth Fund I	73,759	747		—	—	—	—	73,759	747
SmallCap Value Fund II	498,756	5,013		—	—	—	—	498,756	5,013
Small-MidCap Dividend Income Fund	2,065,534	22,800		11,642	163	32,834	459	2,044,342	22,502
		$800,076			$43,317		$65,452		$781,328

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(13)			$—
Diversified International Account			—			3,248			—
Equity Income Account			—			1,410			—
Global Diversified Income Fund			194			(5)			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			141			—			—
Government & High Quality Bond Account			—			14			—
High Yield Fund			307			—			—
Income Account			—			35			—
Inflation Protection Fund			—			1			—
International Emerging Markets Fund			—			(127)			—
LargeCap Growth Fund			—			(158)			—
LargeCap Value Fund			—			(1,130)			—
MidCap Account			—			65			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			47			29			—
Principal Capital Appreciation Fund			—			28			—
Short-Term Income Account			—			(8)			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			163			(2)			—
			$852			$3,387			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 42.42%
Blue Chip Fund (a)	390,904	$6,118
Global Diversified Income Fund (a)	521,002	7,336
Global Multi-Strategy Fund (a)	1,051,904	11,802
Global Real Estate Securities Fund (a)	382,847	3,656
High Yield Fund (a)	1,455,129	10,841
Inflation Protection Fund (a)	465,239	3,996
International Emerging Markets Fund (a)	64,818	1,547
LargeCap Growth Fund (a)	1,334,323	14,998
LargeCap Value Fund (a)	1,113,360	14,128
MidCap Value Fund I (a)	270,615	4,108
Preferred Securities Fund (a)	111,676	1,163
Principal Capital Appreciation Fund (a)	150,824	8,972
SmallCap Growth Fund I (a)	20,894	265
SmallCap Value Fund II (a)	73,229	987
Small-MidCap Dividend Income Fund (a)	321,026	4,501
		$94,418

Principal Variable Contracts Funds, Inc. Class 1 - 57.60%
Bond & Mortgage Securities Account (a)	381,809	4,456
Diversified International Account (a)	550,831	8,097
Equity Income Account (a)	649,765	15,113
Government & High Quality Bond Account (a)	2,610,761	27,596
Income Account (a)	4,385,858	48,025
MidCap Account (a)	130,037	8,424
Short-Term Income Account (a)	6,311,513	16,473
		$128,184
TOTAL INVESTMENT COMPANIES		$222,602
Total Investments		$222,602
Liabilities in Excess of Other Assets, Net - (0.02)%		$(51)
TOTAL NET ASSETS - 100.00%		$222,551

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.57%
Domestic Equity Funds		34.88%
Specialty Funds		8.60%
International Equity Funds		5.97%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2015 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	397,512	$5,444	2,495	$39	9,103	$142	390,904	$5,340
Bond & Mortgage Securities Account	396,098	4,603	—	—	14,289	165	381,809	4,436
Diversified International Account	796,751	8,228	2,661	39	248,581	3,456	550,831	5,364
Equity Income Account	666,857	7,436	3,114	72	20,206	468	649,765	7,230
Global Diversified Income Fund	528,519	7,176	8,172	115	15,689	222	521,002	7,061
Global Multi-Strategy Fund	897,556	9,492	154,348	1,699	—	—	1,051,904	11,191
Global Real Estate Securities Fund	281,701	2,288	101,146	963	—	—	382,847	3,251
Government & High Quality Bond	2,670,835	26,905	16,215	171	76,289	802	2,610,761	26,279
Account
High Yield Fund	1,364,721	9,477	131,871	969	41,463	307	1,455,129	10,126
Income Account	4,494,303	44,866	16,756	183	125,201	1,365	4,385,858	43,707
Inflation Protection Fund	412,086	3,547	53,153	456	—	—	465,239	4,003
International Emerging Markets Fund	109,246	2,563	—	—	44,428	1,027	64,818	1,512
LargeCap Growth Fund	1,376,642	14,994	—	—	42,319	471	1,334,323	14,485
LargeCap Value Fund	1,313,046	16,996	5,712	72	205,398	2,561	1,113,360	14,386
MidCap Account	127,557	5,216	5,401	325	2,921	189	130,037	5,363
MidCap Value Fund I	117,560	1,898	153,055	2,240	—	—	270,615	4,138
Preferred Securities Fund	110,275	619	1,401	14	—	—	111,676	633
Principal Capital Appreciation Fund	156,440	7,964	—	—	5,616	332	150,824	7,639
Short-Term Income Account	6,529,387	16,430	28,692	75	246,566	642	6,311,513	15,858
SmallCap Growth Fund I	20,894	212	—	—	—	—	20,894	212
SmallCap Value Fund II	73,229	726	—	—	—	—	73,229	726
Small-MidCap Dividend Income Fund	331,050	3,592	1,826	26	11,850	166	321,026	3,451
		$200,672		$7,458		$12,315		$196,391

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(1)			$—
Bond & Mortgage Securities Account		—			(2)			—
Diversified International Account		—			553			—
Equity Income Account		—			190			—
Global Diversified Income Fund		76			(8)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		27			—			—
Government & High Quality Bond Account		—			5			—
High Yield Fund		161			(13)			—
Income Account		—			23			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			(24)			—
LargeCap Growth Fund		—			(38)			—
LargeCap Value Fund		—			(121)			—
MidCap Account		—			11			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		14			—			—
Principal Capital Appreciation Fund		—			7			—
Short-Term Income Account		—			(5)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		26			(1)			—
		$304			$576			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 62.00%
Blue Chip Fund (a)	1,127,090	$17,639
Diversified Real Asset Fund (a)	871,187	10,480
Global Multi-Strategy Fund (a)	2,729,650	30,627
Global Real Estate Securities Fund (a)	971,352	9,276
High Yield Fund (a)	250,902	1,869
International Emerging Markets Fund (a)	174,225	4,157
LargeCap Growth Fund (a)	3,329,091	37,419
LargeCap Value Fund (a)	2,747,416	34,865
MidCap Value Fund I (a)	533,052	8,092
Preferred Securities Fund (a)	35,891	374
Principal Capital Appreciation Fund (a)	364,128	21,662
SmallCap Growth Fund I (a)	50,087	635
SmallCap Value Fund II (a)	123,629	1,667
Small-MidCap Dividend Income Fund (a)	875,614	12,276
		$191,038

Principal Variable Contracts Funds, Inc. Class 1 - 38.03%
Diversified International Account (a)	1,440,478	21,175
Equity Income Account (a)	1,839,710	42,791
Government & High Quality Bond Account (a)	717,674	7,586
Income Account (a)	1,249,382	13,681
MidCap Account (a)	422,680	27,381
Short-Term Income Account (a)	1,755,428	4,582
		$117,196
TOTAL INVESTMENT COMPANIES		$308,234
Total Investments		$308,234
Liabilities in Excess of Other Assets, Net - (0.03)%		$(87)
TOTAL NET ASSETS - 100.00%		$308,147

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.34%
Specialty Funds		13.34%
International Equity Funds		11.23%
Fixed Income Funds		9.12%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,121,994	$15,701		20,030	$306	14,934	$235	1,127,090	$15,771
Diversified International Account	2,094,008	26,131		12,479	182	666,009	9,308	1,440,478	16,802
Diversified Real Asset Fund	871,224	10,211		8,579	104	8,616	105	871,187	10,205
Equity Income Account	1,830,072	20,448		27,570	635	17,932	418	1,839,710	20,669
Global Multi-Strategy Fund	2,098,559	22,401		662,371	7,291	31,280	349	2,729,650	29,339
Global Real Estate Securities Fund	797,815	6,823		184,330	1,762	10,793	105	971,352	8,479
Government & High Quality Bond	720,217	6,965		7,399	78	9,942	104	717,674	6,939
Account
High Yield Fund	233,667	1,574		17,235	126	—	—	250,902	1,700
Income Account	1,255,785	12,061		9,531	104	15,934	173	1,249,382	11,993
International Emerging Markets Fund	300,706	7,077		—	—	126,481	2,965	174,225	4,085
LargeCap Growth Fund	3,338,967	36,250		30,748	341	40,624	454	3,329,091	36,108
LargeCap Value Fund	3,267,577	42,345		22,498	285	542,659	6,762	2,747,416	35,539
MidCap Account	352,126	16,536		76,061	4,545	5,507	350	422,680	20,739
MidCap Value Fund I	166,656	2,692		373,340	5,457	6,944	104	533,052	8,034
Preferred Securities Fund	35,441	215		450	5	—	—	35,891	220
Principal Capital Appreciation Fund	363,569	18,505		3,500	208	2,941	175	364,128	18,538
Short-Term Income Account	1,716,244	4,383		39,184	102	—	—	1,755,428	4,485
SmallCap Growth Fund I	50,087	507		—	—	—	—	50,087	507
SmallCap Value Fund II	123,629	1,218		—	—	—	—	123,629	1,218
Small-MidCap Dividend Income Fund	881,832	10,043		8,682	122	14,900	210	875,614	9,953
		$262,086			$21,653		$21,817		$261,323

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(1)			$—
Diversified International Account			—			(203)			—
Diversified Real Asset Fund			—			(5)			—
Equity Income Account			—			4			—
Global Multi-Strategy Fund			—			(4)			—
Global Real Estate Securities Fund			67			(1)			—
Government & High Quality Bond Account			—			—			—
High Yield Fund			27			—			—
Income Account			—			1			—
International Emerging Markets Fund			—			(27)			—
LargeCap Growth Fund			—			(29)			—
LargeCap Value Fund			—			(329)			—
MidCap Account			—			8			—
MidCap Value Fund I			—			(11)			—
Preferred Securities Fund			5			—			—
Principal Capital Appreciation Fund			—			—			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			70			(2)			—
			$169			$(599)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 36.67%
Blue Chip Fund (a)	154,862	$2,424
Global Diversified Income Fund (a)	1,096,003	15,432
Global Real Estate Securities Fund (a)	244,685	2,337
High Yield Fund (a)	2,578,654	19,211
Inflation Protection Fund (a)	1,183,764	10,168
International Emerging Markets Fund (a)	58,957	1,407
LargeCap Growth Fund (a)	868,008	9,756
LargeCap Value Fund (a)	932,863	11,838
Preferred Securities Fund (a)	337,113	3,509
SmallCap Growth Fund I (a)	20,056	254
Small-MidCap Dividend Income Fund (a)	769,378	10,787
		$87,123

Principal Variable Contracts Funds, Inc. Class 1 - 63.35%
Bond & Mortgage Securities Account (a)	465,156	5,428
Diversified International Account (a)	116,229	1,709
Equity Income Account (a)	1,021,702	23,765
Government & High Quality Bond Account (a)	2,348,729	24,826
Income Account (a)	6,605,394	72,329
Short-Term Income Account (a)	8,614,737	22,484
		$150,541
TOTAL INVESTMENT COMPANIES		$237,664
Total Investments		$237,664
Liabilities in Excess of Other Assets, Net - (0.02)%		$(54)
TOTAL NET ASSETS - 100.00%		$237,610

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		66.48%
Domestic Equity Funds		24.76%
Specialty Funds		6.49%
International Equity Funds		2.29%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2015 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	166,707	$2,149	—	$—	11,845		$176	154,862	$1,985
Bond & Mortgage Securities Account	480,945	5,545	5,462	63	21,251		246	465,156	5,360
Diversified International Account	300,456	2,770	—	—	184,227		2,559	116,229	947
Equity Income Account	1,035,499	14,144	11,297	263	25,094		585	1,021,702	13,824
Global Diversified Income Fund	1,094,973	14,933	26,615	375	25,585		361	1,096,003	14,927
Global Real Estate Securities Fund	264,882	1,968	1,778	17	21,975		213	244,685	1,784
Government & High Quality Bond	2,353,313	23,239	45,523	479	50,107		528	2,348,729	23,195
Account
High Yield Fund	1,949,914	13,756	659,823	4,846	31,083		232	2,578,654	18,356
Income Account	6,622,511	66,362	107,246	1,166	124,363		1,356	6,605,394	66,164
Inflation Protection Fund	1,168,795	10,067	25,054	215	10,085		87	1,183,764	10,194
International Emerging Markets Fund	79,337	1,889	—	—	20,380		472	58,957	1,396
LargeCap Growth Fund	868,876	9,308	12,062	135	12,930		145	868,008	9,299
LargeCap Value Fund	1,019,252	13,233	14,950	190	101,339		1,267	932,863	12,090
Preferred Securities Fund	351,413	2,006	4,331	45	18,631		194	337,113	1,891
Short-Term Income Account	8,611,528	21,314	161,973	421	158,764		413	8,614,737	21,319
SmallCap Growth Fund I	20,056	203	—	—	—		—	20,056	203
Small-MidCap Dividend Income Fund	779,702	8,245	11,134	156	21,458		301	769,378	8,104
		$211,131		$8,371			$9,135		$211,038

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$12	$			—
Bond & Mortgage Securities Account		—			(2)				—
Diversified International Account		—			736				—
Equity Income Account		—			2				—
Global Diversified Income Fund		160			(20)				—
Global Real Estate Securities Fund		17			12				—
Government & High Quality Bond Account		—			5				—
High Yield Fund		271			(14)				—
Income Account		—			(8)				—
Inflation Protection Fund		—			(1)				—
International Emerging Markets Fund		—			(21)				—
LargeCap Growth Fund		—			1				—
LargeCap Value Fund		—			(66)				—
Preferred Securities Fund		45			34				—
Short-Term Income Account		—			(3)				—
SmallCap Growth Fund I		—			—				—
Small-MidCap Dividend Income Fund		61			4				—
		$554			$671	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
		March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 78.93%
Global Multi-Strategy Fund (a)	1,751,500	$19,652
Global Real Estate Securities Fund (a)	1,119,726	10,693
International Emerging Markets Fund (a)	245,691	5,862
LargeCap Growth Fund (a)	3,706,015	41,656
LargeCap Value Fund (a)	2,638,754	33,486
MidCap Value Fund I (a)	973,736	14,781
Principal Capital Appreciation Fund (a)	775,612	46,141
SmallCap Growth Fund I (a)	361,224	4,580
SmallCap Value Fund II (a)	373,114	5,030
Small-MidCap Dividend Income Fund (a)	692,232	9,705
		$191,586

Principal Variable Contracts Funds, Inc. Class 1 - 21.10%
Diversified International Account (a)	865,239	12,719
Equity Income Account (a)	1,654,861	38,492
		$51,211
TOTAL INVESTMENT COMPANIES		$242,797
Total Investments		$242,797
Liabilities in Excess of Other Assets, Net - (0.03)%		$(72)
TOTAL NET ASSETS - 100.00%		$242,725

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.88%
International Equity Funds		12.05%
Specialty Funds		8.10%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2015 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	March 31, 2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,304,494	$14,885	6,677	$98	445,932	$6,231	865,239	$9,317
Equity Income Account	1,621,596	19,876	50,823	1,164	17,558	409	1,654,861	20,641
Global Multi-Strategy Fund	446,248	4,977	1,312,135	14,437	6,883	77	1,751,500	19,337
Global Real Estate Securities Fund	1,125,328	9,486	47,697	456	53,299	519	1,119,726	9,438
International Emerging Markets Fund	382,516	9,096	—	—	136,825	3,205	245,691	5,803
LargeCap Growth Fund	3,675,275	39,379	71,736	788	40,996	458	3,706,015	39,709
LargeCap Value Fund	3,464,774	45,010	40,465	514	866,485	10,796	2,638,754	34,128
MidCap Value Fund I	581,999	9,405	401,381	5,872	9,644	146	973,736	15,116
Principal Capital Appreciation Fund	763,314	42,312	20,919	1,218	8,621	512	775,612	42,999
SmallCap Growth Fund I	362,606	3,708	—	—	1,382	17	361,224	3,692
SmallCap Value Fund II	373,985	3,631	—	—	871	11	373,114	3,620
Small-MidCap Dividend Income Fund	683,462	7,799	17,869	250	9,099	128	692,232	7,918
		$209,564		$24,797		$22,509		$211,718

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$—			$565			$—
Equity Income Account		—			10			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		78			15			—
International Emerging Markets Fund		—			(88)			—
LargeCap Growth Fund		—			—			—
LargeCap Value Fund		—			(600)			—
MidCap Value Fund I		—			(15)			—
Principal Capital Appreciation Fund		—			(19)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		55			(3)			—
		$133			$(134)			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.54%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.54%
BlackRock Liquidity Funds FedFund Portfolio	4,020,116	$4,020	Automobile Floor Plan Asset Backed Securities - 2.48%
			CNH Wholesale Master Note Trust
TOTAL INVESTMENT COMPANIES		$4,020	0.77%, 08/15/2019(a),(b)	$1,250	$1,252
	Principal		Ford Credit Floorplan Master Owner Trust A
BONDS- 97.69%	Amount (000's) Value (000's)		0.55%, 01/15/2018(b)	1,500	1,501
			Nissan Master Owner Trust Receivables
Agriculture - 0.85%			0.47%, 02/15/2018(b)	1,000	1,000
Cargill Inc			Volkswagen Credit Auto Master Trust
6.00%, 11/27/2017(a)	$2,000	$2,230	0.53%, 07/22/2019(a),(b)	1,000	998
			World Omni Master Owner Trust
			0.52%, 02/15/2018(a),(b)	1,750	1,749
Automobile Asset Backed Securities - 7.10%
American Credit Acceptance Receivables					$6,500
Trust			Automobile Manufacturers - 2.79%
1.64%, 11/15/2016(a),(b)	34	34
			Daimler Finance North America LLC
AmeriCredit Automobile Receivables 2015-1			0.68%, 03/02/2018(a),(b)	750	751
0.77%, 04/09/2018	1,500	1,500	1.38%, 08/01/2017(a)	500	500
AmeriCredit Automobile Receivables Trust			1.65%, 03/02/2018(a)	500	503
2013-5			Ford Motor Credit Co LLC
0.56%, 03/08/2017(b)	262	262
			3.98%, 06/15/2016	1,930	1,990
AmeriCredit Automobile Receivables Trust			PACCAR Financial Corp
2014-1			0.86%, 12/06/2018(b)	750	754
0.57%, 07/10/2017(b)	598	598
			1.45%, 03/09/2018	500	502
AmeriCredit Automobile Receivables Trust			2.20%, 09/15/2019	1,000	1,018
2014-2			Toyota Motor Credit Corp
0.54%, 10/10/2017(b)	1,352	1,351
			2.10%, 01/17/2019	1,250	1,272
AmeriCredit Automobile Receivables Trust					$7,290
2014-3
0.64%, 04/09/2018	1,403	1,403	Banks- 16.86%
Capital Auto Receivables Asset Trust 2013-1			Australia & New Zealand Banking Group
0.97%, 01/22/2018	1,000	1,001	Ltd/New York NY
Capital Auto Receivables Asset Trust 2014-1			0.82%, 05/15/2018(b)	500	502
0.68%, 05/20/2016(b)	846	846	Bank of America NA
Capital Auto Receivables Asset Trust 2014-3			0.55%, 06/15/2016(b)	1,000	996
0.50%, 02/21/2017(b)	1,800	1,797	0.57%, 06/15/2017(b)	750	744
CPS Auto Receivables Trust 2013-A			1.25%, 02/14/2017	500	501
1.31%, 06/15/2020(a),(b)	1,258	1,249	5.30%, 03/15/2017	3,900	4,165
CPS Auto Receivables Trust 2013-B			Bank of New York Mellon Corp/The
1.82%, 09/15/2020(a),(b)	694	691	2.20%, 05/15/2019	1,000	1,016
CPS Auto Receivables Trust 2013-C			BB&T Corp
1.64%, 04/16/2018(a)	449	449	0.91%, 02/01/2019(b)	500	502
CPS Auto Receivables Trust 2013-D			Branch Banking & Trust Co
1.54%, 07/16/2018(a),(b)	529	529	0.56%, 05/23/2017(b)	1,750	1,738
CPS Auto Receivables Trust 2014-C			0.59%, 09/13/2016(b)	1,300	1,295
1.31%, 02/15/2019(a),(b)	1,037	1,033	Capital One Financial Corp
CPS Auto Receivables Trust 2014-D			6.15%, 09/01/2016	1,316	1,402
1.49%, 04/15/2019(a)	901	899	Capital One NA/Mclean VA
CPS Auto Trust			0.94%, 02/05/2018(b)	1,000	1,002
1.48%, 03/16/2020(a)	252	252	1.65%, 02/05/2018	1,000	996
Ford Credit Auto Owner Trust/Ford Credit			Citigroup Inc
2014-REV1			4.75%, 05/19/2015	1,250	1,257
2.26%, 11/15/2025(a),(b)	1,000	1,018	6.13%, 05/15/2018	2,000	2,251
Santander Drive Auto Receivables Trust 2013-			Commonwealth Bank of Australia/New York
5			NY
0.55%, 04/17/2017(b)	22	22	1.63%, 03/12/2018	750	753
Santander Drive Auto Receivables Trust 2014-			2.25%, 03/13/2019	500	507
1			Goldman Sachs Group Inc/The
0.54%, 06/15/2017(b)	212	212	1.36%, 11/15/2018(b)	2,000	2,022
0.66%, 06/15/2017(b)	933	933	1.42%, 04/23/2020(b)	500	506
Santander Drive Auto Receivables Trust 2014-			2.60%, 04/23/2020	300	303
2			JP Morgan Chase Bank NA
0.54%, 07/17/2017(b)	576	575	5.88%, 06/13/2016	1,250	1,320
Santander Drive Auto Receivables Trust 2014-			6.00%, 10/01/2017	3,000	3,321
3			KeyBank NA/Cleveland OH
0.54%, 08/15/2017(b)	681	680	2.25%, 03/16/2020	500	503
Westlake Automobile Receivables Trust 2014-			5.45%, 03/03/2016	250	260
2			7.41%, 10/15/2027	2,750	2,756
0.97%, 10/16/2017(a),(b)	500	500	Morgan Stanley
Westlake Automobile Receivables Trust 2015-			1.11%, 01/24/2019(b)	2,750	2,759
1			1.54%, 04/25/2018(b)	2,000	2,032
1.17%, 03/15/2018(a),(b),(c)	750	750	1.88%, 01/05/2018	500	503
		$18,584	National City Bank/Cleveland OH
			0.63%, 06/07/2017(b)	500	498

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)				Electric (continued)
PNC Bank NA				PPL Energy Supply LLC
4.88%, 09/21/2017	$1,700	$1,835		5.70%, 10/15/2035		$1,400	$1,417
SunTrust Bank/Atlanta GA				6.50%, 05/01/2018		250	266
0.55%, 08/24/2015(b)	1,000	1,000		Public Service Co of New Mexico
0.56%, 04/01/2015(b)	500	500		7.95%, 05/15/2018		2,785	3,270
7.25%, 03/15/2018	1,500	1,736		San Diego Gas & Electric Co
US Bank NA/Cincinnati OH				1.91%, 02/01/2022		300	302
0.74%, 10/28/2019(b)	1,250	1,253		Southern California Edison Co
Wells Fargo Bank NA				1.85%, 02/01/2022		615	618
6.00%, 11/15/2017	1,250	1,397		Southern Co/The
		$44,131		2.45%, 09/01/2018		1,000	1,031
				TransAlta Corp
Beverages - 0.39%				6.65%, 05/15/2018		2,250	2,501
Anheuser-Busch InBev Finance Inc							$14,378
2.15%, 02/01/2019	500	509
SABMiller Holdings Inc				Finance - Mortgage Loan/Banker - 7.56%
0.94%, 08/01/2018(a),(b)	500	501		Fannie Mae
		$1,010		1.63%, 01/21/2020		7,000	7,048
				1.75%, 06/20/2019		3,000	3,050
Biotechnology - 0.77%				1.75%, 09/12/2019		3,250	3,302
Amgen Inc				1.88%, 02/19/2019		6,250	6,394
1.25%, 05/22/2017	1,000	999					$19,794
2.20%, 05/22/2019	1,000	1,013
		$2,012	Food	- 0.48%
				Ingredion Inc
Chemicals - 1.04%				3.20%, 11/01/2015		1,250	1,265
Airgas Inc
1.65%, 02/15/2018	1,200	1,195
3.25%, 10/01/2015	1,500	1,516	Gas	- 0.63%
		$2,711		Laclede Group Inc/The
				1.01%, 08/15/2017(b)		1,650	1,648
Commercial Services - 0.29%
ERAC USA Finance LLC
5.60%, 05/01/2015(a)	750	753		Healthcare - Products - 0.68%
				Becton Dickinson and Co
				1.80%, 12/15/2017		500	504
Computers - 0.77%				2.68%, 12/15/2019		500	511
Apple Inc				Medtronic Inc
1.00%, 05/03/2018	500	497		1.07%, 03/15/2020(a),(b)		500	505
International Business Machines Corp				1.50%, 03/15/2018(a)		250	251
1.95%, 02/12/2019	1,500	1,522					$1,771
		$2,019
				Healthcare - Services - 0.59%
Credit Card Asset Backed Securities - 0.90%				Anthem Inc
Cabela's Credit Card Master Note Trust				5.88%, 06/15/2017		500	547
0.52%, 03/16/2020(b)	390	390
				Roche Holdings Inc
0.62%, 07/15/2022(b)	750	748		0.61%, 09/30/2019(a),(b)		1,000	1,002
0.65%, 06/15/2020(a),(b)	500	502
0.70%, 02/18/2020(a),(b)	710	712					$1,549
		$2,352		Home Equity Asset Backed Securities - 3.26%
				ABFC 2005-WMC1 Trust
Diversified Financial Services - 3.14%				0.83%, 06/25/2035(b)		539	532
General Electric Capital Corp				ACE Securities Corp Home Equity Loan Trust
0.76%, 01/14/2019(b)	2,500	2,503
				Series 2005-HE2
0.87%, 01/09/2020(b)	500	503		0.89%, 04/25/2035(b)		348	348
5.63%, 09/15/2017	250	276		ACE Securities Corp Home Equity Loan Trust
Jefferies Group LLC				Series 2005-WF1
3.88%, 11/09/2015	1,500	1,520		0.85%, 05/25/2035(b)		221	220
MassMutual Global Funding II				Asset Backed Securities Corp Home Equity
2.10%, 08/02/2018(a)	500	510
				Loan Trust Series OOMC 2005-HE6
Murray Street Investment Trust I				0.68%, 07/25/2035(b)		611	606
4.65%, 03/09/2017(b)	2,750	2,914
				Bayview Financial Acquisition Trust
		$8,226		0.81%, 05/28/2044(b)		74	74
				0.81%, 08/28/2044(b)		479	477
Electric - 5.49%				5.66%, 12/28/2036(b)		29	29
Dominion Resources Inc/VA
1.40%, 09/15/2017	1,000	1,001		Bear Stearns Asset Backed Securities I Trust
Indiantown Cogeneration LP				2006	-PC1
				0.50%, 12/25/2035(b)		524	522
9.77%, 12/15/2020	496	568
LG&E and KU Energy LLC				Home Equity Asset Trust 2005-4
				0.88%, 10/25/2035(b)		1,000	977
2.13%, 11/15/2015	1,250	1,258
NextEra Energy Capital Holdings Inc				JP Morgan Mortgage Acquisition Corp 2005-
7.30%, 09/01/2067(b)	1,000	1,053		FLD1
				0.91%, 07/25/2035(b)		83	83
NiSource Finance Corp
5.25%, 09/15/2017	1,000	1,093

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities (continued)			Manufactured Housing Asset Backed Securities (continued)
JP Morgan Mortgage Acquisition Corp 2005-			Mid-State Trust IV
OPT1			8.33%, 04/01/2030	$12	$13
0.62%, 06/25/2035(b)	$261	$259			$82
RAMP Series 2005-EFC2 Trust
0.64%, 07/25/2035(b)	78	78	Media- 0.35%
RASC Series 2003-KS10 Trust			Time Warner Cable Inc
4.47%, 03/25/2032	311	315	8.25%, 04/01/2019	750	917
RASC Series 2005-AHL2 Trust
0.52%, 10/25/2035(b)	128	126	Mining - 0.68%
Soundview Home Loan Trust 2005-CTX1			Glencore Finance Canada Ltd
0.59%, 11/25/2035(b)	546	539	2.70%, 10/25/2017(a),(b)	1,250	1,268
Structured Asset Securities Corp Mortgage			Teck Resources Ltd
Loan Trust Series 2005-GEL4			5.38%, 10/01/2015	500	511
0.79%, 08/25/2035(b)	194	184			$1,779
Terwin Mortgage Trust 2005-2HE
0.55%, 01/25/2035(a),(b)	21	20	Mortgage Backed Securities - 8.22%
Terwin Mortgage Trust Series TMTS 2005-			Adjustable Rate Mortgage Trust 2004-2
			1.31%, 02/25/2035(b)	32	32
14HE
4.85%, 08/25/2036(b)	209	216	Alternative Loan Trust 2004-J8
Wells Fargo Home Equity Asset-Backed			6.00%, 02/25/2017	42	42
Securities 2004-2 Trust			Banc of America Alternative Loan Trust 2003-
0.59%, 10/25/2034(b)	53	52	10
5.00%, 10/25/2034	2,646	2,640	5.00%, 12/25/2018	190	194
5.00%, 10/25/2034	3	3	Banc of America Funding 2004-1 Trust
Wells Fargo Home Equity Asset-Backed			5.25%, 02/25/2019	37	38
Securities 2005-2 Trust			Banc of America Funding 2004-3 Trust
0.58%, 11/25/2035(b)	233	233	4.75%, 09/25/2019	151	153
		$8,533	Banc of America Funding 2006-G Trust
			0.35%, 07/20/2036(b)	17	17
Home Furnishings - 0.58%			Banc of America Mortgage Trust 2004-8
Samsung Electronics America Inc			5.25%, 10/25/2019	67	69
1.75%, 04/10/2017(a)	1,500	1,513	Banc of America Mortgage Trust 2005-7
			5.00%, 08/25/2020	10	10
Insurance - 4.42%			BCAP LLC 2011-RR11 Trust
			2.56%, 03/26/2035(a),(b)	294	295
Berkshire Hathaway Finance Corp
1.60%, 05/15/2017	1,500	1,523	CHL Mortgage Pass-Through Trust 2003-46
			2.47%, 01/19/2034(b)	159	159
2.00%, 08/15/2018	1,000	1,025
Chubb Corp/The			CHL Mortgage Pass-Through Trust 2004-19
6.38%, 03/29/2067(b)	250	265	5.25%, 10/25/2034	26	26
Lincoln National Corp			CHL Mortgage Pass-Through Trust 2004-J1
			4.50%, 01/25/2019(b)	42	43
7.00%, 05/17/2066(b)	500	480
MetLife Inc			CHL Mortgage Pass-Through Trust 2004-J7
6.82%, 08/15/2018	750	874	5.00%, 09/25/2019	134	138
Metropolitan Life Global Funding I			Citigroup Mortgage Loan Trust 2009-6
			2.63%, 07/25/2036(a),(b)	99	99
2.30%, 04/10/2019(a)	250	254
New York Life Global Funding			Credit Suisse First Boston Mortgage Securities
1.45%, 12/15/2017(a)	1,250	1,261	Corp
			1.13%, 05/25/2034(b)	114	112
2.15%, 06/18/2019(a)	750	757
2.45%, 07/14/2016(a)	1,000	1,022	5.00%, 09/25/2019	30	29
Prudential Covered Trust 2012-1			5.00%, 10/25/2019	170	171
3.00%, 09/30/2015(a)	2,323	2,346	Credit Suisse Mortgage Capital Certificates
			2.25%, 07/27/2037(a),(b)	193	193
Prudential Financial Inc
8.88%, 06/15/2068(b)	1,500	1,768	Freddie Mac REMICS
			0.62%, 06/15/2023(b)	3	3
		$11,575	Ginnie Mae
Internet - 0.39%			0.61%, 07/16/2054(b)	4,662	267
Amazon.com Inc			0.76%, 03/16/2049(b)	7,192	349
2.60%, 12/05/2019	1,000	1,024	0.89%, 09/16/2055(b)	9,756	649
			0.91%, 03/16/2052(b)	4,794	385
			0.93%, 10/16/2054(b)	5,723	367
Iron & Steel - 0.39%			0.93%, 10/16/2054(b)	6,325	353
ArcelorMittal			0.93%, 06/16/2055(b)	9,803	609
4.50%, 03/01/2016(b)	1,000	1,020
			0.98%, 02/16/2055(b)	9,533	469
			1.00%, 01/16/2055(b)	9,676	568
Machinery - Diversified - 0.96%			1.01%, 10/16/2054(b)	6,723	417
John Deere Capital Corp			1.11%, 01/16/2054(b)	6,314	432
1.35%, 01/16/2018	1,000	1,004	1.14%, 08/16/2042(b)	14,972	1,062
2.05%, 03/10/2020	1,500	1,510	1.15%, 06/16/2045(b)	12,257	900
		$2,514	1.21%, 07/16/2056(b)	999	89
			1.22%, 02/16/2046(b)	9,659	747
Manufactured Housing Asset Backed Securities - 0.03%			1.41%, 12/16/2036(b)	4,368	334
Green Tree Financial Corp			4.50%, 08/20/2032	30	31
7.70%, 09/15/2026	65	69

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
GSMSC Pass-Through Trust 2009-4R			Ameriquest Mortgage Securities Inc Asset-
0.62%, 12/26/2036(a),(b)	$536	$528	Backed Pass-Through Ctfs Ser 2005-R1
JP Morgan Mortgage Trust 2004-A3			0.85%, 03/25/2035(b)		$529	$527
2.34%, 07/25/2034(b)	87	87	Carrington Mortgage Loan Trust Series 2005-
JP Morgan Mortgage Trust 2004-S1			NC4
5.00%, 09/25/2034	447	464	0.57%, 09/25/2035(b)		197	196
JP Morgan Resecuritization Trust Series 2010-			Citigroup Mortgage Loan Trust Inc
4			0.60%, 07/25/2035(b)		89	88
2.26%, 10/26/2036(a),(b)	194	194	Credit-Based Asset Servicing and
MASTR Alternative Loan Trust 2003-9			Securitization LLC
6.50%, 01/25/2019	109	111	4.24%, 08/25/2035(b)		59	59
MASTR Asset Securitization Trust 2004-11			4.74%, 07/25/2035(b)		447	453
5.00%, 12/25/2019	33	34	CWABS Asset-Backed Certificates Trust
MASTR Asset Securitization Trust 2004-9			2005-3
5.00%, 09/25/2019	94	96	0.62%, 08/25/2035(b)		499	498
PHH Mortgage Trust Series 2008-CIM1			Drug Royalty II LP 2
5.22%, 06/25/2038	606	617	3.48%, 07/15/2023(a),(b)		1,404	1,427
Prime Mortgage Trust 2005-2			FFMLT Trust 2005-FF2
5.25%, 07/25/2020(b)	220	224	0.83%, 03/25/2035(b)		46	46
Provident Funding Mortgage Loan Trust 2005-			Fieldstone Mortgage Investment Trust Series
1			2005-1
0.46%, 05/25/2035(b)	550	528	1.25%, 03/25/2035(b)		407	407
RALI Series 2003-QS23 Trust			First Franklin Mortgage Loan Trust 2005-
5.00%, 12/26/2018	394	399	FF4
RALI Series 2004-QS3 Trust			0.60%, 05/25/2035(b)		170	168
5.00%, 03/25/2019	139	139	Green Tree Home Improvement Loan Trust
RBSSP Resecuritization Trust 2009-7			7.45%, 09/15/2025		1	1
0.57%, 06/26/2037(a),(b)	95	91	JP Morgan Mortgage Acquisition Corp 2005-
Sequoia Mortgage Trust 2013-4			OPT2
1.55%, 04/25/2043(b)	1,896	1,831	0.46%, 12/25/2035(b)		600	589
Sequoia Mortgage Trust 2013-8			Mastr Specialized Loan Trust
2.25%, 06/25/2043(b)	1,253	1,229	1.42%, 11/25/2034(a),(b)		114	117
Springleaf Mortgage Loan Trust 2012-3			Merrill Lynch Mortgage Investors Trust Series
1.57%, 12/25/2059(a),(b)	1,183	1,186	2005	-FM1
2.66%, 12/25/2059(a),(b)	500	500	0.55%, 05/25/2036(b)		23	23
3.56%, 12/25/2059(a)	200	203	NYCTL 2014-A Trust
Springleaf Mortgage Loan Trust 2013-1			1.03%, 11/10/2027(a),(c)		249	248
1.27%, 06/25/2058(a),(b)	1,916	1,914	OneMain Financial Issuance Trust 2014-1
Springleaf Mortgage Loan Trust 2013-2			2.43%, 06/18/2024(a),(b)		900	901
1.78%, 12/25/2065(a)	677	676	OneMain Financial Issuance Trust 2014-2
3.52%, 12/25/2065(a),(b)	569	580	2.47%, 09/18/2024(a),(c)		2,000	1,995
WaMu Mortgage Pass-Through Certificates			PFS Financing Corp
Series 2003-S8 Trust			0.67%, 04/17/2017(a),(b)		1,250	1,251
5.00%, 09/25/2018	44	45	0.72%, 02/15/2018(a),(b)		2,000	2,000
		$21,527	0.77%, 02/15/2019(a),(b)		750	748
			0.77%, 10/15/2019(a),(b)		500	500
Oil & Gas - 3.13%			PFS Tax Lien Trust 2014-1
BP Capital Markets PLC			1.44%, 05/15/2029(a),(b)		364	365
4.75%, 03/10/2019	2,000	2,214	Securitized Asset Backed Receivables LLC
Chevron Corp			Trust 2006-OP1
1.37%, 03/02/2018	500	502	0.47%, 10/25/2035(b)		29	28
1.72%, 06/24/2018	1,300	1,317	Springleaf Funding Trust 2013-A
Phillips 66			2.58%, 09/15/2021(a),(b)		646	649
2.95%, 05/01/2017	1,500	1,551	Trafigura Securitisation Finance PLC 2014-1
Rowan Cos Inc			1.12%, 10/15/2021(a),(b),(c)		700	700
7.88%, 08/01/2019	500	558	Wachovia Mortgage Loan Trust Series 2005-
Sinopec Group Overseas Development 2014			WMC1
Ltd			0.91%, 10/25/2035(b)		132	132
1.75%, 04/10/2017(a)	500	500
Total Capital International SA						$14,173
0.83%, 08/10/2018(b)	550	553	Pharmaceuticals - 2.59%
1.55%, 06/28/2017	1,000	1,011	Abbott Laboratories
		$8,206	2.00%, 03/15/2020		2,000	2,013
			AbbVie Inc
Oil & Gas Services - 0.79%			1.20%, 11/06/2015		2,500	2,504
Weatherford International Ltd/Bermuda			Actavis Funding SCS
5.50%, 02/15/2016	2,000	2,058	1.85%, 03/01/2017		500	503
			2.35%, 03/12/2018		750	760
Other Asset Backed Securities - 5.41%			Merck & Co Inc
Ameriquest Mortgage Securities Inc Asset-			1.10%, 01/31/2018		1,000	998
Backed Pass-Through Ctfs Ser 2004-R11						$6,778
0.78%, 11/25/2034(b)	57	57

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines - 1.63%			Student Loan Asset Backed Securities (continued)
Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
2.65%, 11/15/2018	$965	$965	A
DCP Midstream LLC			0.47%, 03/16/2020(b)	$210	$210
5.38%, 10/15/2015(a)	810	814	SLM Private Credit Student Loan Trust 2004-
Florida Gas Transmission Co LLC			B
4.00%, 07/15/2015(a)	1,000	1,008	0.47%, 06/15/2021(b)	1,129	1,122
7.90%, 05/15/2019(a)	830	992	SLM Private Credit Student Loan Trust 2005-
TransCanada PipeLines Ltd			B
6.35%, 05/15/2067(b)	500	485	0.45%, 03/15/2023(b)	1,103	1,095
		$4,264	0.54%, 12/15/2023(b)	350	339
			SLM Private Credit Student Loan Trust 2006-
Real Estate - 0.76%			A
Prologis LP			0.46%, 12/15/2023(b)	303	300
7.38%, 10/30/2019	741	893	SLM Private Education Loan Trust 2013-A
WEA Finance LLC / Westfield UK & Europe			0.77%, 08/15/2022(a),(b)	825	826
Finance PLC			SLM Private Education Loan Trust 2013-B
1.75%, 09/15/2017(a)	600	603
			0.82%, 07/15/2022(a),(b)	622	623
2.70%, 09/17/2019(a)	500	506
			1.85%, 06/17/2030(a),(b)	500	497
		$2,002	SLM Private Education Loan Trust 2014-A
REITS- 3.42%			0.77%, 07/15/2022(a),(b)	355	355
Alexandria Real Estate Equities Inc					$10,872
2.75%, 01/15/2020	1,500	1,505	Telecommunications - 1.96%
BioMed Realty LP			AT&T Inc
2.63%, 05/01/2019	500	504	0.64%, 02/12/2016(b)	1,000	999
3.85%, 04/15/2016	1,000	1,024	Cisco Systems Inc
HCP Inc			1.10%, 03/03/2017	1,500	1,510
6.30%, 09/15/2016	1,121	1,202	Verizon Communications Inc
Health Care REIT Inc			2.02%, 09/14/2018(b)	500	522
3.63%, 03/15/2016	750	769	3.65%, 09/14/2018	1,500	1,595
5.88%, 05/15/2015	500	503	Vodafone Group PLC
Healthcare Realty Trust Inc			1.63%, 03/20/2017	500	503
5.75%, 01/15/2021	510	576			$5,129
6.50%, 01/17/2017	750	816
Kimco Realty Corp			Transportation - 0.29%
4.30%, 02/01/2018	500	538	Ryder System Inc
Nationwide Health Properties Inc			2.45%, 11/15/2018	750	763
6.00%, 05/20/2015	500	503
Ventas Realty LP
1.55%, 09/26/2016	750	755	Trucking & Leasing - 0.77%
			Penske Truck Leasing Co Lp / PTL Finance
Ventas Realty LP / Ventas Capital Corp			Corp
2.70%, 04/01/2020	250	253	2.50%, 03/15/2016(a)	500	507
		$8,948	3.13%, 05/11/2015(a)	1,500	1,503
Retail - 0.10%					$2,010
Walgreens Boots Alliance Inc			TOTAL BONDS		$255,736
1.75%, 11/17/2017	250	252	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 0.21%	Amount (000's) Value (000's)
Savings & Loans - 0.00%			Federal Home Loan Mortgage Corporation (FHLMC) -
Washington Mutual Bank / Henderson NV			0.02%
			2.24%, 11/01/2021(b)	$1	$1
0.00%, 01/15/2013(d)	200	—
			2.39%, 09/01/2035(b)	50	54
			6.00%, 05/01/2017	8	8
Software - 0.60%			9.50%, 08/01/2016	1	1
Microsoft Corp					$64
1.85%, 02/12/2020	1,000	1,009
Oracle Corp			Federal National Mortgage Association (FNMA) - 0.18%
			1.88%, 04/01/2033(b)	142	149
5.75%, 04/15/2018	500	565	2.13%, 07/01/2034(b)	61	65
		$1,574	2.13%, 08/01/2034(b)	23	24
Student Loan Asset Backed Securities - 4.15%			2.16%, 12/01/2032(b)	25	26
KeyCorp Student Loan Trust 2004-A			2.29%, 02/01/2037(b)	72	76
0.56%, 10/28/2041(b)	198	190	2.37%, 01/01/2035(b)	38	41
KeyCorp Student Loan Trust 2006-A			2.41%, 11/01/2032(b)	8	9
0.46%, 06/27/2029(b)	194	193	2.43%, 02/01/2035(b)	8	9
0.58%, 09/27/2035(b)	2,500	2,419	2.63%, 12/01/2033(b)	28	30
SLC Private Student Loan Trust 2006-A			4.15%, 11/01/2035(b)	2	3
0.42%, 07/15/2036(b)	1,070	1,062	5.60%, 04/01/2019(b)	1	1
SLC Private Student Loan Trust 2010-B			8.00%, 05/01/2027	21	23
3.67%, 07/15/2042(a),(b)	441	461	8.50%, 11/01/2017	1	1
SLM Private Credit Student Loan Trust 2002-					$457
A			Government National Mortgage Association (GNMA) -
0.82%, 12/16/2030(b)	1,196	1,180	0.01%
			9.00%, 12/15/2020	3	3

See accompanying notes.

			Schedule of Investments
			Short-Term Income Account
			March 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)
10.00%, 05/15/2020		$5	$5
10.00%, 06/15/2020		5	5
10.00%, 02/15/2025		2	2
10.00%, 09/15/2018		2	2
10.00%, 09/15/2018		2	2
10.00%, 02/15/2019		17	17
			$36
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$557
Total Investments			$260,313
Other Assets in Excess of Liabilities, Net - 0.56%			$1,464
TOTAL NET ASSETS - 100.00%			$261,777

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,119 or 21.06% of net assets.
(b)	Variable Rate. Rate shown is in effect at March 31, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,693 or 1.41% of net assets.
(d) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			28.60%
Asset Backed Securities			23.33%
Mortgage Securities			8.43%
Government			7.56%
Consumer, Non-cyclical			6.64%
Utilities			6.12%
Energy			5.56%
Consumer, Cyclical			3.46%
Communications			2.70%
Basic Materials			2.11%
Industrial			2.02%
Exchange Traded Funds			1.54%
Technology			1.37%
Other Assets in Excess of Liabilities, Net			0.56%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2015 (unaudited)

COMMON STOCKS - 97.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.24%			Commercial Services (continued)
Astronics Corp (a)	7,000	$516	Sabre Corp	30,000	$729
Esterline Technologies Corp (a)	3,710	424	Team Health Holdings Inc (a)	14,820	867
Spirit AeroSystems Holdings Inc (a)	11,540	603			$6,754
		$1,543	Computers - 4.89%
Apparel - 1.69%			Barracuda Networks Inc (a)	11,530	444
G-III Apparel Group Ltd (a)	6,880	775	CACI International Inc (a)	10,170	914
Iconix Brand Group Inc (a)	11,700	394	Manhattan Associates Inc (a)	17,090	865
		$1,169	NetScout Systems Inc (a)	24,200	1,061
			Nimble Storage Inc (a)	3,950	88
Automobile Parts & Equipment - 2.72%					$3,372
American Axle & Manufacturing Holdings Inc	14,470	374
(a)			Diversified Financial Services - 1.10%
Cooper Tire & Rubber Co	27,704	1,187	Cowen Group Inc (a)	41,975	218
Meritor Inc (a)	24,747	312	Evercore Partners Inc - Class A	1,530	79
		$1,873	Investment Technology Group Inc (a)	9,410	285
			OM Asset Management PLC	9,350	175
Banks - 6.19%					$757
Chemical Financial Corp	4,480	140
First Merchants Corp	3,519	83	Electric - 2.06%
First of Long Island Corp/The	3,865	98	Avista Corp	17,586	601
Hanmi Financial Corp	7,228	153	NRG Yield Inc	13,780	699
National Penn Bancshares Inc	41,710	449	Portland General Electric Co	3,223	120
PrivateBancorp Inc	20,840	733			$1,420
Renasant Corp	7,290	219	Electronics - 0.52%
Webster Financial Corp	22,615	838	Fluidigm Corp (a)	2,938	124
WesBanco Inc	7,490	244	Itron Inc (a)	6,390	233
Western Alliance Bancorp (a)	16,790	498
Wilshire Bancorp Inc	11,700	117			$357
Wintrust Financial Corp	14,560	694	Energy - Alternate Sources - 0.71%
		$4,266	Pattern Energy Group Inc	17,247	488

Biotechnology - 3.07%
Acceleron Pharma Inc (a)	2,630	100	Engineering & Construction - 2.46%
Ardelyx Inc (a)	3,253	42	Dycom Industries Inc (a)	10,100	493
Avalanche Biotechnologies Inc (a)	1,084	44	EMCOR Group Inc	19,780	919
Bellicum Pharmaceuticals Inc (a)	2,680	62	Tutor Perini Corp (a)	12,200	285
BIND Therapeutics Inc (a)	12,344	68			$1,697
BIND Therapeutics Inc - Warrants (a),(b)	1,938	3
Bluebird Bio Inc (a)	1,898	229	Entertainment - 1.35%
Cambrex Corp (a)	5,920	235	Marriott Vacations Worldwide Corp	10,830	878
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	3	Vail Resorts Inc	504	52
Eleven Biotherapeutics Inc (a)	4,043	36			$930
Epizyme Inc (a)	2,950	55	Food - 0.98%
Exact Sciences Corp (a)	8,707	192	SUPERVALU Inc (a)	58,240	677
Fate Therapeutics Inc (a)	8,610	42
Genocea Biosciences Inc (a)	7,816	93
Insmed Inc (a)	7,170	149	Forest Products & Paper - 0.93%
Intercept Pharmaceuticals Inc (a)	430	121	Clearwater Paper Corp (a)	9,830	642
MacroGenics Inc (a)	4,170	131
NewLink Genetics Corp (a)	2,490	136	Gas - 0.56%
Puma Biotechnology Inc (a)	690	163	Southwest Gas Corp	6,680	389
Seattle Genetics Inc (a)	1,950	69
Spark Therapeutics Inc (a)	680	53
Sunesis Pharmaceuticals Inc (a)	13,452	33	Hand & Machine Tools - 0.81%
Versartis Inc (a)	3,327	61	Regal-Beloit Corp	7,030	562
		$2,120

Building Materials - 1.10%			Healthcare - Products - 2.52%
			DexCom Inc (a)	6,120	382
Boise Cascade Co (a)	14,110	528
			ICU Medical Inc (a)	5,890	549
Eagle Materials Inc	2,740	229	K2M Group Holdings Inc (a)	14,520	320
		$757	LDR Holding Corp (a)	5,840	214
Chemicals - 0.26%			Ocular Therapeutix Inc (a)	2,260	95
OM Group Inc	5,920	178	OraSure Technologies Inc (a)	16,560	108
			STAAR Surgical Co (a)	9,050	67

Commercial Services - 9.79%					$1,735
ABM Industries Inc	19,330	616	Healthcare - Services - 3.93%
Corporate Executive Board Co	5,550	443	Acadia Healthcare Co Inc (a)	12,180	872
Huron Consulting Group Inc (a)	11,840	783	Centene Corp (a)	13,280	939
James River Group Holdings Ltd	13,960	329	HealthSouth Corp	20,330	902
Korn/Ferry International	26,070	857			$2,713
Live Nation Entertainment Inc (a)	27,880	703
On Assignment Inc (a)	14,510	557
PAREXEL International Corp (a)	12,610	870

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified - 0.21%			REITS (continued)
FCB Financial Holdings Inc (a)	5,270	$144	QTS Realty Trust Inc	10,490		$382
						$4,719

Home Builders - 0.68%			Retail - 8.43%
Installed Building Products Inc (a)	21,620	470	Brown Shoe Co Inc	32,160		1,055
			Citi Trends Inc (a)	4,590		124
			Flex Pharma Inc (a)	2,880		57
Insurance - 4.89%			Freshpet Inc (a)	6,550		127
Aspen Insurance Holdings Ltd	18,800	888	Kirkland's Inc (a)	12,351		293
First American Financial Corp	28,510	1,017	Office Depot Inc (a)	119,936		1,103
Navigators Group Inc/The (a)	1,750	136
Primerica Inc	8,150	415	Penske Automotive Group Inc	12,635		651
			Red Robin Gourmet Burgers Inc (a)	7,154		622
Radian Group Inc	25,910	435	Rite Aid Corp (a)	111,960		973
Validus Holdings Ltd	11,431	481
		$3,372	Wendy's Co/The	74,380		811
						$5,816
Internet - 2.32%
CDW Corp/DE	27,143	1,011	Savings & Loans - 0.68%
Intralinks Holdings Inc (a)	20,700	214	Oritani Financial Corp	6,490		94
MaxPoint Interactive Inc (a)	19,940	191	Provident Financial Services Inc	20,240		378
Rubicon Project Inc/The (a)	10,382	186				$472
		$1,602	Semiconductors - 1.00%
			Entegris Inc (a)	32,480		445
Investment Companies - 0.79%
Apollo Investment Corp	70,910	544	Micrel Inc	16,180		244
						$689

Miscellaneous Manufacturing - 1.78%			Software - 6.52%
			2U Inc (a)	18,220		466
AO Smith Corp	11,820	776	Acxiom Corp (a)	19,520		361
Blount International Inc	12,020	155
Federal Signal Corp	18,980	300	Advent Software Inc	18,005		794
			Amber Road Inc (a)	21,654		200
		$1,231	Aspen Technology Inc (a)	22,360		861
Oil & Gas - 2.33%			Blackbaud Inc	13,680		648
Carrizo Oil & Gas Inc (a)	11,510	572	Hortonworks Inc (a)	1,850		44
Northern Oil and Gas Inc (a)	23,350	180	Mavenir Systems Inc (a)	635		11
RSP Permian Inc (a)	16,590	418	MobileIron Inc (a)	12,559		116
Sanchez Energy Corp (a)	15,460	201	New Relic Inc (a)	940		33
Whiting Petroleum Corp (a)	7,640	236	SYNNEX Corp	9,470		732
		$1,607	Workiva Inc (a)	16,160		233

Packaging & Containers - 0.38%						$4,499
Graphic Packaging Holding Co	17,950	261	Telecommunications - 4.11%
			ARRIS Group Inc (a)	32,489		939
Pharmaceuticals - 4.25%			Plantronics Inc	14,210		752
			Qorvo Inc (a)	14,315		1,141
Achaogen Inc (a)	6,410	63
Aratana Therapeutics Inc (a)	9,871	158				$2,832
Array BioPharma Inc (a)	17,630	130	Transportation - 1.81%
Cerulean Pharma Inc (a)	12,120	109	ArcBest Corp	8,900		337
Clovis Oncology Inc (a)	2,110	157	Matson Inc	16,510		696
Concert Pharmaceuticals Inc (a)	7,360	111	Navigator Holdings Ltd (a)	11,320		216
FibroGen Inc (a)	2,730	86
Nektar Therapeutics (a)	10,630	117				$1,249
Orexigen Therapeutics Inc (a)	19,340	151	Trucking & Leasing - 0.32%
PRA Health Sciences Inc (a)	19,180	553	Greenbrier Cos Inc/The	3,840		223
Prestige Brands Holdings Inc (a)	20,139	864
ProQR Therapeutics NV (a)	2,812	62	TOTAL COMMON STOCKS			$67,165
Proteon Therapeutics Inc (a)	6,840	80	INVESTMENT COMPANIES - 2.25%	Shares Held	Value	(000	's)
Revance Therapeutics Inc (a)	2,770	57
SCYNEXIS Inc (a)	8,340	69	Publicly Traded Investment Fund - 2.25%
Vanda Pharmaceuticals Inc (a)	7,811	73	BlackRock Liquidity Funds FedFund Portfolio	1,549,058		1,549
Zafgen Inc (a)	2,260	89
		$2,929	TOTAL INVESTMENT COMPANIES			$1,549
			Total Investments			$68,714
Publicly Traded Investment Fund - 0.16%			Other Assets in Excess of Liabilities, Net - 0.37%			$257
THL Credit Inc	8,690	107	TOTAL NET ASSETS - 100.00%			$68,971

REITS - 6.84%			(a) Non-Income Producing Security
Apartment Investment & Management Co	25,900	1,019	(b)			Fair value of these investments is determined in good faith by the Manager
CubeSmart	15,190	367	under procedures established and periodically reviewed by the Board of
Education Realty Trust Inc	1	—	Directors. At the end of the period, the fair value of these securities totaled
First Industrial Realty Trust Inc	37,980	814	$6 or 0.01% of net assets.
Highwoods Properties Inc	14,902	682	(c) Security is Illiquid
Hudson Pacific Properties Inc	26,570	882
Kilroy Realty Corp	7,520	573

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.54%
Financial		20.64%
Consumer, Cyclical		14.88%
Technology		12.41%
Industrial		11.42%
Communications		6.43%
Energy		3.04%
Utilities		2.62%
Exchange Traded Funds		2.25%
Basic Materials		1.19%
Diversified		0.21%
Other Assets in Excess of Liabilities, Net		0.37%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	5	$615		$624	$9
Total						$9

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS - 94.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.52%			Beverages - 0.06%
Astronics Corp (a)	13,082	$964	Boston Beer Co Inc/The (a),(b)	85	$23
Cubic Corp	23	1	Coca-Cola Bottling Co Consolidated	70	8
Curtiss-Wright Corp	130	10	Farmer Bros Co (a)	122	3
Ducommun Inc (a)	78	2	National Beverage Corp (a)	187	4
GenCorp Inc (a)	536	12			$38
HEICO Corp	605	37	Biotechnology - 8.13%
Kaman Corp	231	10	Acceleron Pharma Inc (a),(b)	273	10
Moog Inc (a)	50	4
			Achillion Pharmaceuticals Inc (a)	331	3
Teledyne Technologies Inc (a)	89	9
			Acorda Therapeutics Inc (a)	427	14
		$1,049	Aegerion Pharmaceuticals Inc (a)	267	7
Agriculture - 0.03%			Agenus Inc (a)	819	4
Andersons Inc/The	261	11	Alder Biopharmaceuticals Inc (a)	167	5
Vector Group Ltd	427	9	Alnylam Pharmaceuticals Inc (a)	2,816	294
		$20	AMAG Pharmaceuticals Inc (a)	243	13
			ANI Pharmaceuticals Inc (a)	113	7
Airlines - 2.89%			Ardelyx Inc (a),(b)	86	1
Allegiant Travel Co	144	28	Arena Pharmaceuticals Inc (a),(b)	2,184	10
Hawaiian Holdings Inc (a)	470	10	ARIAD Pharmaceuticals Inc (a),(b)	1,492	12
JetBlue Airways Corp (a)	574	11	Atara Biotherapeutics Inc (a)	83	3
Spirit Airlines Inc (a)	20,402	1,578	Avalanche Biotechnologies Inc (a)	4,972	202
Virgin America Inc (a)	12,020	366	Bellicum Pharmaceuticals Inc (a),(b)	7,990	185
		$1,993	BioCryst Pharmaceuticals Inc (a),(b)	912	8
			Bluebird Bio Inc (a)	4,937	596
Apparel - 0.70%			Cambrex Corp (a)	314	12
Columbia Sportswear Co	188	12
G-III Apparel Group Ltd (a)	195	22	Celldex Therapeutics Inc (a)	725	20
Iconix Brand Group Inc (a)	271	9	Cellular Dynamics International Inc (a),(b)	150	2
Oxford Industries Inc	149	11	CTI BioPharma Corp (a)	2,569	5
Sequential Brands Group Inc (a),(b)	32,360	346	Eleven Biotherapeutics Inc (a),(b)	84	1
Skechers U.S.A. Inc (a)	294	21	Emergent Biosolutions Inc (a)	63	2
Steven Madden Ltd (a)	592	23	Endocyte Inc (a),(b)	607	4
Vince Holding Corp (a)	183	3	Enzo Biochem Inc (a)	647	2
			Exact Sciences Corp (a),(b)	802	18
Wolverine World Wide Inc	1,031	35	Five Prime Therapeutics Inc (a)	339	8
		$482	Halozyme Therapeutics Inc (a)	926	13
Automobile Manufacturers - 0.01%			Immunomedics Inc (a),(b)	1,265	5
Wabash National Corp (a)	719	10	Inovio Pharmaceuticals Inc (a),(b)	877	7
			Insmed Inc (a)	12,664	263
			Intercept Pharmaceuticals Inc (a)	1,840	519
Automobile Parts & Equipment - 0.20%			Intrexon Corp (a),(b)	21,893	993
American Axle & Manufacturing Holdings Inc	688	18	Isis Pharmaceuticals Inc (a)	7,201	459
(a)
			Kite Pharma Inc (a),(b)	137	8
Commercial Vehicle Group Inc (a)	433	3
			KYTHERA Biopharmaceuticals Inc (a)	157	8
Cooper Tire & Rubber Co	88	4	Ligand Pharmaceuticals Inc (a)	201	15
Cooper-Standard Holding Inc (a)	15	1
			MacroGenics Inc (a)	16,558	520
Dana Holding Corp	857	18	Medicines Co/The (a)	605	17
Dorman Products Inc (a),(b)	275	14
			Merrimack Pharmaceuticals Inc (a)	950	11
Douglas Dynamics Inc	322	7	NewLink Genetics Corp (a),(b)	177	10
Gentherm Inc (a)	358	18
			Novavax Inc (a),(b)	2,133	18
Meritor Inc (a)	538	7
			Omeros Corp (a),(b)	319	7
Standard Motor Products Inc	194	8	OncoMed Pharmaceuticals Inc (a),(b)	207	5
Strattec Security Corp	50	4	OvaScience Inc (a),(b)	5,591	194
Tenneco Inc (a)	619	35
			Pacific Biosciences of California Inc (a)	942	6
		$137	PDL BioPharma Inc	1,647	12
Banks - 7.60%			Peregrine Pharmaceuticals Inc (a)	2,687	4
Bank of the Ozarks Inc	36,596	1,351	Prothena Corp PLC (a)	114	4
Cardinal Financial Corp	31	1	PTC Therapeutics Inc (a)	219	13
Cass Information Systems Inc	189	11	Puma Biotechnology Inc (a),(b)	2,004	473
CoBiz Financial Inc	37,320	460	Repligen Corp (a)	329	10
ConnectOne Bancorp Inc	20,720	403	Sangamo BioSciences Inc (a)	615	10
Customers Bancorp Inc (a)	16,426	400	Sequenom Inc (a),(b)	1,906	8
Eagle Bancorp Inc (a)	200	8	Spectrum Pharmaceuticals Inc (a),(b)	295	2
First Financial Bankshares Inc (b)	378	10	Stemline Therapeutics Inc (a)	248	4
First NBC Bank Holding Co (a)	19,130	631	Synageva BioPharma Corp (a),(b)	210	20
Home BancShares Inc/AR	449	15	Theravance Biopharma Inc (a)	370	6
Opus Bank	27,308	843	Theravance Inc	697	11
PacWest Bancorp	11,280	529	Ultragenyx Pharmaceutical Inc (a)	5,270	327
Talmer Bancorp Inc	4,946	76	XOMA Corp (a)	1,219	4
Texas Capital Bancshares Inc (a)	145	7	ZIOPHARM Oncology Inc (a),(b)	16,397	177
Walker & Dunlop Inc (a)	27,640	490			$5,611
Western Alliance Bancorp (a)	414	12
			Building Materials - 3.28%
		$5,247	AAON Inc	379	9
			Apogee Enterprises Inc	24,360	1,053

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Building Materials (continued)			Commercial Services (continued)
Boise Cascade Co (a)	423	$16	Nutrisystem Inc	477	$10
Continental Building Products Inc (a)	192	4	On Assignment Inc (a)	567	22
Drew Industries Inc	241	15	PAREXEL International Corp (a)	592	41
Headwaters Inc (a)	788	15	Performant Financial Corp (a)	461	2
Nortek Inc (a)	82	7	Providence Service Corp/The (a)	189	10
Simpson Manufacturing Co Inc	55	2	RPX Corp (a)	88	1
Trex Co Inc (a)	20,882	1,138	Sotheby's	546	23
US Concrete Inc (a)	232	8	SP Plus Corp (a)	236	5
		$2,267	Strayer Education Inc (a)	180	10
			Team Health Holdings Inc (a)	731	43
Chemicals - 0.84%			Team Inc (a)	213	8
A Schulman Inc	112	5	TrueBlue Inc (a)	431	10
Aceto Corp	86	2	Weight Watchers International Inc (a),(b)	417	3
Balchem Corp	326	18	WEX Inc (a)	396	42
Calgon Carbon Corp	571	12			$2,569
Chemtura Corp (a)	658	18
Ferro Corp (a)	770	10	Computers - 2.82%
Hawkins Inc	33	1	Barracuda Networks Inc (a)	130	5
HB Fuller Co	449	19	Carbonite Inc (a)	295	4
Innophos Holdings Inc	130	7	Cray Inc (a)	365	10
Innospec Inc	83	4	Electronics For Imaging Inc (a)	480	20
Koppers Holdings Inc	335	7	EPAM Systems Inc (a)	18,482	1,133
Kronos Worldwide Inc	42	1	ExlService Holdings Inc (a)	227	8
Minerals Technologies Inc	157	11	Fleetmatics Group PLC (a)	338	15
PolyOne Corp	12,067	451	IGATE Corp (a)	376	16
Quaker Chemical Corp	94	8	LivePerson Inc (a)	888	9
Sensient Technologies Corp	48	3	Luxoft Holding Inc (a)	129	7
Zep Inc	105	2	Manhattan Associates Inc (a)	774	39
		$579	MAXIMUS Inc	691	46
			MTS Systems Corp	157	12
Coal - 0.01%			NetScout Systems Inc (a),(b)	372	16
SunCoke Energy Inc	416	6	Qualys Inc (a)	205	10
			Quantum Corp (a)	1,465	2
Commercial Services - 3.72%			Science Applications International Corp	406	21
Advisory Board Co/The (a)	380	20	Super Micro Computer Inc (a)	8,458	281
American Public Education Inc (a)	270	8	Sykes Enterprises Inc (a)	65	2
ARC Document Solutions Inc (a)	44,601	411	Synaptics Inc (a)	3,056	249
Bright Horizons Family Solutions Inc (a)	312	16	Syntel Inc (a)	317	16
Capella Education Co	111	7	TeleTech Holdings Inc	148	4
Cardtronics Inc (a)	454	17	Unisys Corp (a)	315	7
Cimpress NV (a)	340	29	Virtusa Corp (a)	266	11
Corporate Executive Board Co	303	24	Vocera Communications Inc (a)	371	4
CorVel Corp (a)	182	6			$1,947
Deluxe Corp	269	19	Consumer Products - 0.05%
Electro Rent Corp	27	—	Central Garden and Pet Co - A Shares (a)	68	1
Euronet Worldwide Inc (a)	520	31
			Helen of Troy Ltd (a)	109	9
EVERTEC Inc	671	15	Tumi Holdings Inc (a)	515	12
ExamWorks Group Inc (a)	356	15
Forrester Research Inc	179	7	WD-40 Co	150	13
Franklin Covey Co (a)	121	2			$35
Grand Canyon Education Inc (a)	474	21	Cosmetics & Personal Care - 0.00%
Great Lakes Dredge & Dock Corp (a)	72	—	Inter Parfums Inc	19	—
Hackett Group Inc/The	107	1	Revlon Inc (a)	45	2
Healthcare Services Group Inc	630	20			$2
HealthEquity Inc (a)	75	2
Heartland Payment Systems Inc	366	17	Distribution & Wholesale - 1.51%
Hill International Inc (a)	396	1	Core-Mark Holding Co Inc	40	2
HMS Holdings Corp (a)	899	14	H&E Equipment Services Inc	11,843	296
Huron Consulting Group Inc (a)	39	3	Pool Corp	458	32
INC Research Holdings Inc (a)	134	4	Rentrak Corp (a),(b)	12,200	678
Insperity Inc	203	11	Watsco Inc	269	34
K12 Inc (a)	238	4			$1,042
Kforce Inc	32,802	732	Diversified Financial Services - 0.93%
Korn/Ferry International	8,806	290	Blackhawk Network Holdings Inc (a),(b)	537	19
Landauer Inc	156	5	Cohen & Steers Inc	209	9
LendingTree Inc (a)	6,480	363	Credit Acceptance Corp (a)	69	13
Liberty Tax Inc	62	2	Diamond Hill Investment Group Inc	47	8
LifeLock Inc (a)	729	10	Ellie Mae Inc (a)	287	16
Matthews International Corp	3,410	176	Encore Capital Group Inc (a)	290	12
Medifast Inc (a)	198	6
Monro Muffler Brake Inc (b)	320	21	Evercore Partners Inc - Class A	356	18
			Financial Engines Inc	461	19
Multi-Color Corp	96	7	GAMCO Investors Inc	106	8
National Research Corp	164	2	Greenhill & Co Inc	253	10
Neff Corp (a)	48	—

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Entertainment - 0.36%
Higher One Holdings Inc (a)	254	$1	Carmike Cinemas Inc (a)	217	$7
INTL. FCStone Inc (a)	71	2	Churchill Downs Inc	89	10
MarketAxess Holdings Inc	338	28	Eros International PLC (a)	132	3
Moelis & Co	12,280	370	National CineMedia Inc	217	3
OM Asset Management PLC	228	4	Pinnacle Entertainment Inc (a)	609	22
PennyMac Financial Services Inc (a)	132	2	Scientific Games Corp (a),(b)	15,670	164
PRA Group Inc (a)	539	29	Vail Resorts Inc	367	38
Pzena Investment Management Inc	224	2			$247
Silvercrest Asset Management Group Inc	107	2
Virtus Investment Partners Inc	76	10	Environmental Control - 0.04%
WageWorks Inc (a)	366	20	MSA Safety Inc	267	13
Westwood Holdings Group Inc	121	7	Tetra Tech Inc	67	2
WisdomTree Investments Inc	965	21	US Ecology Inc	193	10
World Acceptance Corp (a),(b)	129	9			$25
		$639	Food - 0.47%
Electric - 0.02%			B&G Foods Inc	456	13
Abengoa Yield PLC	25	1	Calavo Growers Inc	236	12
			Cal-Maine Foods Inc (b)	311	12
Ormat Technologies Inc (b)	365	14
			Chefs' Warehouse Inc/The (a)	244	5
		$15	Darling Ingredients Inc (a)	539	8
Electrical Components & Equipment - 1.12%			Diamond Foods Inc (a)	357	12
Acuity Brands Inc	3,680	619	Fresh Market Inc/The (a),(b)	429	17
Advanced Energy Industries Inc (a)	388	10	Inventure Foods Inc (a)	11,850	133
Belden Inc	453	42	J&J Snack Foods Corp	149	16
Encore Wire Corp	258	10	Lancaster Colony Corp	116	11
EnerSys	118	8	Sanderson Farms Inc	198	16
Generac Holdings Inc (a),(b)	718	35	Smart & Final Stores Inc (a),(b)	142	2
Graham Corp	165	4	Tootsie Roll Industries Inc (b)	289	10
Insteel Industries Inc	272	6	TreeHouse Foods Inc (a)	218	19
Littelfuse Inc	200	20	United Natural Foods Inc (a)	505	39
TCP International Holdings Ltd (a)	70	—			$325
Universal Display Corp (a),(b)	418	19
		$773	Forest Products & Paper - 0.05%
			Clearwater Paper Corp (a)	219	14
Electronics - 2.08%			Deltic Timber Corp	100	7
Badger Meter Inc	149	9	Neenah Paper Inc	140	9
Coherent Inc (a)	34	2	Orchids Paper Products Co	109	3
Control4 Corp (a),(b)	190	2	Schweitzer-Mauduit International Inc	76	3
FARO Technologies Inc (a)	16,474	1,024			$36
FEI Co	439	34
Fluidigm Corp (a)	292	12	Hand & Machine Tools - 0.03%
Imprivata Inc (a)	65	1	Franklin Electric Co Inc	461	18
Mesa Laboratories Inc	46	3
Methode Electronics Inc	5,903	277	Healthcare - Products - 4.69%
Newport Corp (a)	369	7	Abaxis Inc	6,960	447
NVE Corp	33	2	ABIOMED Inc (a)	409	29
OSI Systems Inc (a)	74	5	Accelerate Diagnostics Inc (a),(b)	376	9
Plexus Corp (a)	192	8	Affymetrix Inc (a)	298	4
Rogers Corp (a)	84	7	AtriCure Inc (a)	17,232	353
Sparton Corp (a)	166	4	Atrion Corp	25	9
TASER International Inc (a),(b)	483	12	BioTelemetry Inc (a)	295	3
Watts Water Technologies Inc	29	2	Cantel Medical Corp	346	16
Woodward Inc	462	24	Cardiovascular Systems Inc (a)	288	11
		$1,435	Cepheid (a)	12,946	736
			Cerus Corp (a),(b)	1,495	6
Energy - Alternate Sources - 0.53%			Cyberonics Inc (a)	275	18
Enphase Energy Inc (a),(b)	25,500	336
			Cynosure Inc (a)	126	4
Green Plains Inc	324	9	DexCom Inc (a)	779	49
Pattern Energy Group Inc	354	10	Endologix Inc (a),(b)	657	11
REX American Resources Corp (a)	82	5
			GenMark Diagnostics Inc (a)	688	9
TerraForm Power Inc	177	7	Genomic Health Inc (a),(b)	273	8
Vivint Solar Inc (a),(b)	153	2
			Globus Medical Inc (a)	674	17
		$369	Haemonetics Corp (a)	73	3
Engineering & Construction - 0.91%			HeartWare International Inc (a)	174	15
Aegion Corp (a)	57	1	Inogen Inc (a)	14,564	466
Argan Inc	92	3	Insulet Corp (a)	568	19
Comfort Systems USA Inc	119	3	Integra LifeSciences Holdings Corp (a)	167	10
Dycom Industries Inc (a)	315	16	Intersect ENT Inc (a)	68	2
Exponent Inc	137	12	K2M Group Holdings Inc (a)	24,545	541
MasTec Inc (a)	683	13	LDR Holding Corp (a)	4,737	174
Mistras Group Inc (a)	272	5	Luminex Corp (a)	623	10
Tutor Perini Corp (a)	24,580	574	Masimo Corp (a)	458	15
		$627	Meridian Bioscience Inc	426	8

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance - 0.77%
MiMedx Group Inc (a),(b)	955	$10	AmTrust Financial Services Inc	7,925	$451
NanoString Technologies Inc (a)	167	2	Atlas Financial Holdings Inc (a)	176	3
Natus Medical Inc (a)	329	13	Crawford & Co	146	1
Navidea Biopharmaceuticals Inc (a),(b)	1,932	3	Employers Holdings Inc	295	8
NuVasive Inc (a)	399	18	Essent Group Ltd (a)	458	11
NxStage Medical Inc (a)	629	11	Federated National Holding Co	205	6
OraSure Technologies Inc (a)	60	—	HCI Group Inc	102	5
Oxford Immunotec Global PLC (a)	217	3	Heritage Insurance Holdings Inc (a)	130	3
Quidel Corp (a)	292	8	Infinity Property & Casualty Corp	69	6
Rockwell Medical Inc (a),(b)	97	1	Maiden Holdings Ltd	83	1
Spectranetics Corp/The (a),(b)	426	15	MGIC Investment Corp (a)	1,447	14
STAAR Surgical Co (a),(b)	628	5	United Insurance Holdings Corp	249	6
STERIS Corp (b)	615	43	Universal Insurance Holdings Inc	490	13
SurModics Inc (a)	43	1			$528
Thoratec Corp (a)	582	24
Utah Medical Products Inc	62	4	Internet - 2.76%
			8x8 Inc (a)	46,325	389
Vascular Solutions Inc (a)	281	9
			Bankrate Inc (a)	105	1
West Pharmaceutical Services Inc	735	44	Bazaarvoice Inc (a),(b)	349	2
Wright Medical Group Inc (a)	384	10
			Blue Nile Inc (a)	198	6
Zeltiq Aesthetics Inc (a),(b)	298	9
			ChannelAdvisor Corp (a)	25,350	246
		$3,235	Chegg Inc (a),(b)	31,220	248
Healthcare - Services - 3.29%			Cogent Communications Holdings Inc	464	16
AAC Holdings Inc (a),(b)	64	2	comScore Inc (a)	314	16
Acadia Healthcare Co Inc (a),(b)	18,549	1,328	Dice Holdings Inc (a)	236	2
Addus HomeCare Corp (a)	13	—	Endurance International Group Holdings Inc	494	9
Air Methods Corp (a)	401	19	(a)
Alliance HealthCare Services Inc (a)	37	1	ePlus Inc (a)	4	—
Amsurg Corp (a)	148	9	FTD Cos Inc (a)	35	1
Bio-Reference Laboratories Inc (a)	234	8	Global Sources Ltd (a)	55	—
Capital Senior Living Corp (a)	298	8	GrubHub Inc (a)	146	7
Chemed Corp	180	21	HealthStream Inc (a)	347	9
Ensign Group Inc/The	190	9	HomeAway Inc (a)	22,765	687
Genesis Healthcare Inc (a)	215	2	j2 Global Inc	486	32
HealthSouth Corp	696	31	Lionbridge Technologies Inc (a)	1,070	6
Healthways Inc (a)	269	5	magicJack VocalTec Ltd (a)	325	2
IPC Healthcare Inc (a)	161	8	NIC Inc	666	12
Kindred Healthcare Inc	132	3	Orbitz Worldwide Inc (a)	389	5
Molina Healthcare Inc (a)	310	21	Overstock.com Inc (a)	190	5
RadNet Inc (a)	505	4	Pandora Media Inc (a)	7,045	114
Select Medical Holdings Corp	757	11	Perficient Inc (a)	375	8
Surgical Care Affiliates Inc (a)	195	7	Reis Inc	12	—
US Physical Therapy Inc	200	9	RetailMeNot Inc (a)	510	9
WellCare Health Plans Inc (a)	8,345	763	Shutterfly Inc (a)	210	10
		$2,269	Shutterstock Inc (a),(b)	155	11
			Stamps.com Inc (a)	133	9
Holding Companies - Diversified - 1.98%			Travelzoo Inc (a)	146	1
FCB Financial Holdings Inc (a),(b)	20,440	560
			VASCO Data Security International Inc (a),(b)	302	7
Horizon Pharma PLC (a)	30,901	802
			Web.com Group Inc (a)	464	9
HRG Group Inc (a)	564	7
			WebMD Health Corp (a)	347	15
		$1,369	XO Group Inc (a)	442	8
Home Builders - 0.03%			Yodlee Inc (a)	82	1
Cavco Industries Inc (a)	147	11	Zix Corp (a)	972	4
Installed Building Products Inc (a)	140	3			$1,907
KB Home (b)	554	9
LGI Homes Inc (a),(b)	53	1	Iron & Steel - 0.02%
			Shiloh Industries Inc (a)	155	2
		$24	Worthington Industries Inc	466	13
Home Furnishings - 0.48%					$15
American Woodmark Corp (a)	202	11
			Leisure Products & Services - 1.89%
Daktronics Inc	436	5	Black Diamond Inc (a)	5,102	48
DTS Inc/CA (a)	90	3
			Brunswick Corp/DE	18,240	938
Ethan Allen Interiors Inc	9,270	256	Escalade Inc	35	1
iRobot Corp (a),(b)	264	9
			Fox Factory Holding Corp (a)	183	3
La-Z-Boy Inc	453	13	Interval Leisure Group Inc	311	8
Select Comfort Corp (a)	552	19
			Life Time Fitness Inc (a)	37	3
TiVo Inc (a)	575	6
			Malibu Boats Inc (a)	12,749	297
Universal Electronics Inc (a)	162	9
			Nautilus Inc (a)	313	5
		$331	Travelport Worldwide Ltd	222	4
Housewares - 0.01%					$1,307
Libbey Inc	182	7	Lodging - 0.04%
			Boyd Gaming Corp (a)	631	9
			Diamond Resorts International Inc (a)	359	12

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Office Furnishings - 0.57%
La Quinta Holdings Inc (a)	285	$7	Herman Miller Inc	618	$17
		$28	HNI Corp	434	24
			Interface Inc	596	12
Machinery - Construction & Mining - 0.01%			Knoll Inc	13,945	327
Hyster-Yale Materials Handling Inc	108	8	Steelcase Inc	862	16
					$396
Machinery - Diversified - 0.87%
Adept Technology Inc (a),(b)	13,070	80	Oil & Gas - 1.36%
			Abraxas Petroleum Corp (a)	1,514	5
Altra Industrial Motion Corp	282	8
Applied Industrial Technologies Inc	249	11	Adams Resources & Energy Inc	2	—
Chart Industries Inc (a)	318	11	Alon USA Energy Inc	141	2
			Approach Resources Inc (a)	328	2
Cognex Corp (a)	901	45
			Bonanza Creek Energy Inc (a)	336	8
Columbus McKinnon Corp/NY	36	1	Carrizo Oil & Gas Inc (a)	486	24
DXP Enterprises Inc (a)	212	9
			Clayton Williams Energy Inc (a)	96	5
Gorman-Rupp Co/The	309	9	Delek US Holdings Inc	330	13
Kadant Inc	29	2	Diamondback Energy Inc (a)	7,782	598
Lindsay Corp	93	7	EXCO Resources Inc (b)	962	2
Manitex International Inc (a),(b)	227	2
			FMSA Holdings Inc (a),(b)	143	1
Tennant Co	6,322	414	Gastar Exploration Inc (a)	1,088	3
Twin Disc Inc	112	2	Jones Energy Inc (a),(b)	214	2
		$601	Magnum Hunter Resources Corp - Warrants	11,865	—
Media - 0.09%			(a),(c),(d)
Crown Media Holdings Inc (a)	549	2	Matador Resources Co (a)	424	9
Entravision Communications Corp	910	6	North Atlantic Drilling Ltd	374	—
Gray Television Inc (a)	820	11	Panhandle Oil and Gas Inc	229	5
Nexstar Broadcasting Group Inc	311	18	Parsley Energy Inc (a)	477	8
Saga Communications Inc	12	1	PDC Energy Inc (a)	49	3
Sinclair Broadcast Group Inc (b)	698	22	PetroQuest Energy Inc (a)	865	2
Townsquare Media Inc (a)	90	1	Rosetta Resources Inc (a)	148	3
		$61	RSP Permian Inc (a)	108	3
			Sanchez Energy Corp (a),(b)	14,893	194
Metal Fabrication & Hardware - 0.13%			Synergy Resources Corp (a)	682	8
CIRCOR International Inc	166	9	TransAtlantic Petroleum Ltd (a)	224	1
Furmanite Corp (a)	625	5	Trecora Resources (a)	282	3
Mueller Industries Inc	385	14	Triangle Petroleum Corp (a),(b)	621	3
Mueller Water Products Inc - Class A	1,662	16	Vertex Energy Inc (a),(b)	222	1
RBC Bearings Inc	244	19	W&T Offshore Inc (b)	252	1
Rexnord Corp (a)	784	21
			Western Refining Inc	568	28
Sun Hydraulics Corp	202	8			$937
		$92
			Oil & Gas Services - 0.08%
Mining - 0.09%			Basic Energy Services Inc (a)	522	4
Coeur Mining Inc (a)	471	2	C&J Energy Services Ltd (a)	645	7
Globe Specialty Metals Inc	685	13	CARBO Ceramics Inc (b)	202	6
Gold Resource Corp	726	2	Flotek Industries Inc (a)	487	7
Materion Corp	133	5	Forum Energy Technologies Inc (a)	361	7
Ring Energy Inc (a),(b)	336	4	Geospace Technologies Corp (a)	22	—
Stillwater Mining Co (a)	1,006	13
			Gulf Island Fabrication Inc	103	2
United States Lime & Minerals Inc	34	2	ION Geophysical Corp (a)	404	1
US Silica Holdings Inc	574	21	Matrix Service Co (a)	433	8
		$62	PHI Inc (a)	14	—
Miscellaneous Manufacturing - 0.33%			Pioneer Energy Services Corp (a)	738	4
American Railcar Industries Inc (b)	146	7	Profire Energy Inc (a)	283	—
AZZ Inc	232	11	Tesco Corp	58	1
			Thermon Group Holdings Inc (a)	333	8
Blount International Inc	516	7	Willbros Group Inc (a)	656	2
Chase Corp	99	4
CLARCOR Inc	496	33			$57
EnPro Industries Inc	204	13	Packaging & Containers - 0.15%
GP Strategies Corp (a)	149	5	Berry Plastics Group Inc (a)	546	20
Harsco Corp	723	12	Graphic Packaging Holding Co	3,509	51
Hillenbrand Inc	655	20	KapStone Paper and Packaging Corp	907	30
John Bean Technologies Corp	304	11			$101
Lydall Inc (a)	241	8
Park-Ohio Holdings Corp	144	8	Pharmaceuticals - 5.87%
Polypore International Inc (a)	404	24	ACADIA Pharmaceuticals Inc (a)	650	21
Proto Labs Inc (a)	203	14	Achaogen Inc (a)	137	1
Raven Industries Inc	382	8	Actinium Pharmaceuticals Inc (a)	351	1
Smith & Wesson Holding Corp (a),(b)	559	7	Adamas Pharmaceuticals Inc (a)	10,682	187
Standex International Corp	150	12	Agios Pharmaceuticals Inc (a),(b)	152	14
Sturm Ruger & Co Inc (b)	174	9	Akorn Inc (a)	13,742	653
TriMas Corp (a)	417	13	Amicus Therapeutics Inc (a)	14,800	161
		$226	Amphastar Pharmaceuticals Inc (a)	161	2
			Anacor Pharmaceuticals Inc (a)	196	11

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Private Equity (continued)
Anika Therapeutics Inc (a)	236	$10	GSV Capital Corp (a),(b)	34,279	$336
Antares Pharma Inc (a),(b)	1,933	5			$337
Array BioPharma Inc (a)	909	7
Auspex Pharmaceuticals Inc (a)	94	9	Real Estate - 0.61%
BioDelivery Sciences International Inc (a)	693	7	HFF Inc	356	13
			Marcus & Millichap Inc (a)	10,680	400
BioSpecifics Technologies Corp (a)	68	3
			St Joe Co/The (a)	532	10
Catalent Inc (a)	451	14
Cempra Inc (a)	271	9			$423
Chimerix Inc (a)	271	10	REITS - 0.39%
Clovis Oncology Inc (a),(b)	221	16	Alexander's Inc	18	8
Depomed Inc (a)	22,860	512	American Assets Trust Inc	124	5
Dicerna Pharmaceuticals Inc (a)	3,850	93	Aviv REIT Inc	30	1
Dyax Corp (a)	1,229	21	CoreSite Realty Corp	188	9
Enanta Pharmaceuticals Inc (a)	170	5	DuPont Fabros Technology Inc	337	11
Endo International PLC (a)	1	—	EastGroup Properties Inc	294	18
FibroGen Inc (a),(b)	134	4	Empire State Realty Trust Inc	947	18
Flexion Therapeutics Inc (a)	100	2	National Health Investors Inc	387	28
Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	104	1	Potlatch Corp	419	17
Hyperion Therapeutics Inc (a)	178	8	PS Business Parks Inc	101	8
IGI Laboratories Inc (a),(b)	532	4	Ryman Hospitality Properties Inc	200	12
Immune Design Corp (a)	89	2	Sabra Health Care REIT Inc	571	19
Impax Laboratories Inc (a)	223	10	Saul Centers Inc	139	8
Infinity Pharmaceuticals Inc (a)	498	7	Sovran Self Storage Inc	296	28
Insys Therapeutics Inc (a),(b)	164	10	Strategic Hotels & Resorts Inc (a)	2,106	26
Ironwood Pharmaceuticals Inc (a)	1,243	20	Sun Communities Inc	496	33
Keryx Biopharmaceuticals Inc (a),(b)	1,052	13	Universal Health Realty Income Trust	202	11
Lannett Co Inc (a)	264	18	Urstadt Biddle Properties Inc	281	7
MannKind Corp (a),(b)	2,043	11			$267
Marinus Pharmaceuticals Inc (a),(b)	7,190	65
Nektar Therapeutics (a)	746	8	Retail - 8.30%
Neogen Corp (a)	376	18	American Eagle Outfitters Inc	33,060	565
Neurocrine Biosciences Inc (a)	19,093	758	America's Car-Mart Inc/TX (a)	22	1
Ophthotech Corp (a)	142	7	ANN Inc (a)	476	20
OPKO Health Inc (a),(b)	1,784	25	Asbury Automotive Group Inc (a)	312	26
Orexigen Therapeutics Inc (a)	1,110	9	BJ's Restaurants Inc (a)	86	4
Osiris Therapeutics Inc (a),(b)	283	5	Bloomin' Brands Inc	784	19
Pacira Pharmaceuticals Inc/DE (a)	371	33	Boot Barn Holdings Inc (a)	43	1
Pernix Therapeutics Holdings Inc (a)	545	6	Bravo Brio Restaurant Group Inc (a)	286	4
Phibro Animal Health Corp	240	8	Brown Shoe Co Inc	346	11
Portola Pharmaceuticals Inc (a)	19,151	727	Buckle Inc/The	287	15
POZEN Inc (a)	447	3	Buffalo Wild Wings Inc (a)	192	35
PRA Health Sciences Inc (a)	280	8	Build-A-Bear Workshop Inc (a)	145	3
Prestige Brands Holdings Inc (a)	531	23	Burlington Stores Inc (a)	4,840	287
Progenics Pharmaceuticals Inc (a)	316	2	Casey's General Stores Inc	391	35
Receptos Inc (a)	225	37	Cato Corp/The	67	3
Regulus Therapeutics Inc (a),(b)	256	4	Cheesecake Factory Inc/The	508	25
Revance Therapeutics Inc (a),(b)	89	2	Christopher & Banks Corp (a)	40,850	227
Sagent Pharmaceuticals Inc (a)	287	7	Chuy's Holdings Inc (a)	18,603	419
SciClone Pharmaceuticals Inc (a)	518	5	Cracker Barrel Old Country Store Inc	182	28
Sucampo Pharmaceuticals Inc (a)	291	5	Dave & Buster's Entertainment Inc (a)	15,897	484
Synta Pharmaceuticals Corp (a),(b)	1,063	2	Del Frisco's Restaurant Group Inc (a)	391	8
Synutra International Inc (a)	308	2	Denny's Corp (a)	960	11
TESARO Inc (a)	173	10	DineEquity Inc	66	7
Tetraphase Pharmaceuticals Inc (a)	267	10	Diversified Restaurant Holdings Inc (a)	24,785	104
TherapeuticsMD Inc (a)	1,966	12	Express Inc (a)	95	2
Threshold Pharmaceuticals Inc (a),(b)	808	3	Fiesta Restaurant Group Inc (a)	272	17
USANA Health Sciences Inc (a)	93	10	Finish Line Inc/The	198	5
Vanda Pharmaceuticals Inc (a),(b)	650	6	First Cash Financial Services Inc (a)	312	15
Vitae Pharmaceuticals Inc (a),(b)	98	1	Five Below Inc (a)	7,509	267
Vivus Inc (a),(b)	1,473	4	Francesca's Holdings Corp (a)	702	12
Xencor Inc (a)	240	4	Genesco Inc (a)	40	3
XenoPort Inc (a)	132	1	Group 1 Automotive Inc	73	6
Zogenix Inc (a)	2,009	3	Habit Restaurants Inc/The (a),(b)	74	2
ZS Pharma Inc (a),(b)	7,960	335	Hibbett Sports Inc (a)	263	13
		$4,050	HSN Inc	337	23
			Jack in the Box Inc	10,316	989
Pipelines - 0.06%			Kirkland's Inc (a)	141	3
Primoris Services Corp	344	6	Krispy Kreme Doughnuts Inc (a)	662	13
SemGroup Corp	446	36	Lithia Motors Inc	232	23
		$42	Lumber Liquidators Holdings Inc (a),(b)	246	8
			MarineMax Inc (a)	23,767	630
Private Equity - 0.49%			Mattress Firm Holding Corp (a),(b)	152	11
Fifth Street Asset Management Inc	56	1
			Men's Wearhouse Inc	342	18

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Software (continued)
Nathan's Famous Inc	51	$3	Epiq Systems Inc	27	$—
Noodles & Co (a),(b)	180	3	Everyday Health Inc (a)	14,497	186
Outerwall Inc (b)	192	13	Fair Isaac Corp	328	29
Papa John's International Inc	311	19	Globant SA (a)	92	2
PetMed Express Inc	331	5	Glu Mobile Inc (a),(b)	99,215	497
Pier 1 Imports Inc (b)	856	12	Guidewire Software Inc (a)	9,939	523
Popeyes Louisiana Kitchen Inc (a)	240	14	Imperva Inc (a)	19,043	813
PriceSmart Inc	188	16	inContact Inc (a)	898	10
Red Robin Gourmet Burgers Inc (a)	9,854	858	Infoblox Inc (a)	478	11
Restoration Hardware Holdings Inc (a),(b)	317	31	Kofax Ltd (a)	1,234	14
Rush Enterprises Inc - Class A (a)	299	8	Mavenir Systems Inc (a)	192	3
Ruth's Hospitality Group Inc	378	6	MedAssets Inc (a)	589	11
Sonic Corp	388	12	Medidata Solutions Inc (a)	555	27
Texas Roadhouse Inc	708	26	Merge Healthcare Inc (a)	1,158	5
Tilly's Inc (a)	17,285	271	MicroStrategy Inc (a)	4,648	787
Vera Bradley Inc (a)	357	6	Model N Inc (a)	19,035	228
Vitamin Shoppe Inc (a)	254	10	Monotype Imaging Holdings Inc	404	13
Zumiez Inc (a)	269	11	Omnicell Inc (a)	375	13
		$5,726	PDF Solutions Inc (a)	12,470	223
			Pegasystems Inc	362	8
Savings & Loans - 0.98%			Proofpoint Inc (a)	15,904	942
B of I Holding Inc (a)	4,477	417
			QAD Inc	103	3
Investors Bancorp Inc	698	8	Qlik Technologies Inc (a)	24,721	770
Meridian Bancorp Inc (a)	338	4
Pacific Premier Bancorp Inc (a)	15,297	248	Quality Systems Inc	511	8
			RealPage Inc (a)	464	9
United Financial Bancorp Inc	140	2	SPS Commerce Inc (a)	166	11
		$679	SS&C Technologies Holdings Inc	695	43
Semiconductors - 5.06%			Synchronoss Technologies Inc (a)	13,885	659
Ambarella Inc (a)	299	23	SYNNEX Corp	51	4
Amkor Technology Inc (a)	726	6	Take-Two Interactive Software Inc (a)	105	3
Brooks Automation Inc	93	1	Tyler Technologies Inc (a)	337	41
Cabot Microelectronics Corp (a)	210	11	Ultimate Software Group Inc/The (a)	4,673	794
Cavium Inc (a)	10,443	740	Verint Systems Inc (a)	577	36
Cirrus Logic Inc (a)	302	10			$6,985
Cypress Semiconductor Corp (a)	2,742	39
Diodes Inc (a)	414	12	Storage & Warehousing - 0.00%
			Wesco Aircraft Holdings Inc (a)	138	2
Entegris Inc (a)	799	11
Inphi Corp (a)	16,827	300
Integrated Device Technology Inc (a)	1,011	20	Telecommunications - 2.42%
InvenSense Inc (a),(b)	637	10	ADTRAN Inc	476	9
IPG Photonics Corp (a)	9,822	911	Alliance Fiber Optic Products Inc	227	4
Lattice Semiconductor Corp (a)	1,221	8	Anixter International Inc (a)	126	10
Microsemi Corp (a)	33,083	1,171	Aruba Networks Inc (a)	1,108	27
Monolithic Power Systems Inc	401	21	Ciena Corp (a)	941	18
Pixelworks Inc (a),(b)	21,970	110	Cincinnati Bell Inc (a)	810	3
PMC-Sierra Inc (a)	901	8	Consolidated Communications Holdings Inc	352	7
Power Integrations Inc	316	16	FairPoint Communications Inc (a)	267	5
Rambus Inc (a)	1,181	15	Finisar Corp (a)	870	19
Semtech Corp (a)	693	18	General Communication Inc (a)	588	9
Silicon Laboratories Inc (a)	310	16	Gogo Inc (a),(b)	501	9
Tessera Technologies Inc	324	13	GTT Communications Inc (a)	31,770	600
Ultra Clean Holdings Inc (a)	176	1	Harmonic Inc (a)	245	2
Xcerra Corp (a)	350	3	IDT Corp - Class B	250	4
		$3,494	Infinera Corp (a)	931	18
			Inteliquent Inc	532	8
Software - 10.12%			Intelsat SA (a)	133	2
ACI Worldwide Inc (a)	1,162	25
			InterDigital Inc/PA	386	20
Advent Software Inc	525	23	Ixia (a)	111	1
Aspen Technology Inc (a)	940	36
			Leap Wireless International Inc - Rights	282	1
AVG Technologies NV (a)	356	8	(a),(c),(d)
Blackbaud Inc	471	22	LogMeIn Inc (a)	248	14
Bottomline Technologies de Inc (a)	296	8	Loral Space & Communications Inc (a)	117	8
BroadSoft Inc (a)	256	9
			Lumos Networks Corp	260	4
Callidus Software Inc (a)	808	10	NeuStar Inc (a),(b)	543	13
Castlight Health Inc (a),(b)	212	2
			NTELOS Holdings Corp	145	1
CommVault Systems Inc (a)	482	21	Orbcomm Inc (a)	38,580	230
Computer Programs & Systems Inc	183	10	Plantronics Inc	390	21
Constant Contact Inc (a)	321	12	Polycom Inc (a)	655	9
Cornerstone OnDemand Inc (a)	476	14	Premiere Global Services Inc (a)	118	1
CSG Systems International Inc	231	7	Qorvo Inc (a)	1,478	118
Dealertrack Technologies Inc (a)	402	16	RigNet Inc (a),(b)	196	6
Demandware Inc (a),(b)	269	16	Ruckus Wireless Inc (a)	673	9
Envestnet Inc (a)	348	20
			Shenandoah Telecommunications Co	336	10

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Telecommunications (continued)
ShoreTel Inc (a)	1,036	$7		Consumer, Non-cyclical	26.31%
Sonus Networks Inc (a)	440	3		Technology	18.00%
TESSCO Technologies Inc	8	—		Consumer, Cyclical	17.00%
Ubiquiti Networks Inc (b)	308	9		Exchange Traded Funds	14.27%
ViaSat Inc (a)	429	26		Financial	11.76%
Vonage Holdings Corp (a)	81,520	400		Industrial	11.39%
				Communications	5.27%
West Corp	211	7		Energy	2.04%
		$1,672		Diversified	1.98%
Textiles - 0.00%				Basic Materials	1.00%
Culp Inc	22	1		Utilities	0.03%
				Liabilities in Excess of Other Assets, Net	(9.05)%

Transportation - 0.88%				TOTAL NET ASSETS	100.00%
ArcBest Corp	249	9
Echo Global Logistics Inc (a)	385	11
Forward Air Corp	325	18
GasLog Ltd	151	3
Heartland Express Inc	567	13
HUB Group Inc (a)	329	13
Knight Transportation Inc	623	20
Marten Transport Ltd	161	4
Matson Inc	243	10
PAM Transportation Services Inc (a)	9	1
Roadrunner Transportation Systems Inc (a)	18,307	462
Saia Inc (a)	257	11
Swift Transportation Co (a)	887	23
Universal Truckload Services Inc	82	2
Werner Enterprises Inc	152	5
		$605

Trucking & Leasing - 0.04%
General Finance Corp (a)	212	2
Greenbrier Cos Inc/The (b)	288	16
TAL International Group Inc	194	8
		$26

Water - 0.01%
American States Water Co	44	2
SJW Corp	60	2
York Water Co/The	132	3
		$7
TOTAL COMMON STOCKS		$65,420
INVESTMENT COMPANIES - 14.27%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 14.27%
BlackRock Liquidity Funds TempFund	1,830,444	1,830
Portfolio
Goldman Sachs Financial Square Funds -	5,681,951	5,682
Government Fund (e)
Goldman Sachs Financial Square Funds -	2,291,465	2,292
Money Market Fund
JP Morgan Prime Money Market Fund	49,057	49
		$9,853
TOTAL INVESTMENT COMPANIES		$9,853
Total Investments		$75,273
Liabilities in Excess of Other Assets, Net - (9.05)%			$(6,249)
TOTAL NET ASSETS - 100.00%		$69,024

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	35	$4,310		$4,371	$61
Total						$61
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS - 94.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.03%			Banks (continued)
Harte-Hanks Inc	1,790	$14	Cardinal Financial Corp	747	$15
MDC Partners Inc	763	22	Cascade Bancorp (a)	7,841	37
		$36	Cathay General Bancorp	5,799	165
			Century Bancorp Inc/MA	128	5
Aerospace & Defense - 1.52%			Chemical Financial Corp	2,389	75
AAR Corp	12,968	398	Citizens & Northern Corp	2,056	41
Cubic Corp	5,150	266	City Holding Co	3,390	159
Curtiss-Wright Corp	2,858	212	CNB Financial Corp/PA	549	9
Ducommun Inc (a)	241	6	Columbia Banking System Inc	3,055	89
Esterline Technologies Corp (a)	835	96	Community Bank System Inc	988	35
Kaman Corp	318	14	Community Trust Bancorp Inc	3,584	119
LMI Aerospace Inc (a)	400	5	CommunityOne Bancorp (a)	1,400	14
Moog Inc (a)	1,855	139	ConnectOne Bancorp Inc	2,832	55
National Presto Industries Inc (b)	178	11	CU Bancorp (a)	368	8
SIFCO Industries Inc	73	2	Customers Bancorp Inc (a)	13,699	333
Teledyne Technologies Inc (a)	762	81	CVB Financial Corp	21,622	344
Triumph Group Inc	5,900	352	East West Bancorp Inc	3,135	127
		$1,582	Enterprise Bancorp Inc/MA	277	6
Agriculture - 0.17%			Enterprise Financial Services Corp	6,927	143
Alico Inc	99	5	Fidelity Southern Corp	9,328	157
Andersons Inc/The	3,177	131	Financial Institutions Inc	3,714	85
Universal Corp/VA	490	23	First Bancorp Inc/ME	328	6
			First BanCorp/Puerto Rico (a)	36,366	226
Vector Group Ltd	655	15
		$174	First Bancorp/Troy NC	1,925	34
			First Busey Corp	5,790	39
Airlines - 1.09%			First Business Financial Services Inc	1,441	62
Hawaiian Holdings Inc (a)	31,603	696	First Citizens BancShares Inc/NC	604	157
JetBlue Airways Corp (a)	5,587	108	First Commonwealth Financial Corp	27,486	248
Republic Airways Holdings Inc (a)	22,898	314	First Community Bancshares Inc/VA	5,295	92
SkyWest Inc	1,229	18	First Financial Bancorp	6,321	112
		$1,136	First Financial Bankshares Inc (b)	709	20
			First Financial Corp/IN	1,411	51
Apparel - 0.30%			First Interstate BancSystem Inc	11,158	310
Columbia Sportswear Co	322	20	First Merchants Corp	8,092	190
Crocs Inc (a)	1,594	19
Iconix Brand Group Inc (a)	6,454	217	First Midwest Bancorp Inc/IL	8,087	141
			First NBC Bank Holding Co (a)	6,154	203
Perry Ellis International Inc (a)	443	10
Skechers U.S.A. Inc (a)	245	18	First of Long Island Corp/The	1,000	26
Unifi Inc (a)	567	20	FirstMerit Corp	46,987	896
			FNB Corp/PA	4,218	55
Weyco Group Inc	226	7	German American Bancorp Inc	1,269	38
		$311	Glacier Bancorp Inc	1,573	40
Automobile Parts & Equipment - 1.72%			Great Southern Bancorp Inc	2,379	94
Cooper Tire & Rubber Co	22,866	979	Great Western Bancorp Inc	683	15
Cooper-Standard Holding Inc (a)	312	19	Hampton Roads Bankshares Inc (a)	3,600	7
Dana Holding Corp	10,933	231	Hancock Holding Co	1,997	60
Douglas Dynamics Inc	96	2	Hanmi Financial Corp	30,569	646
Fuel Systems Solutions Inc (a)	523	6	Heartland Financial USA Inc	5,865	191
Meritor Inc (a)	38,712	488	Heritage Financial Corp/WA	3,613	62
Miller Industries Inc/TN	391	10	Home BancShares Inc/AR	384	13
Modine Manufacturing Co (a)	1,243	17	Horizon Bancorp/IN	2,726	64
Remy International Inc	692	15	Hudson Valley Holding Corp	543	14
Standard Motor Products Inc	286	12	IBERIABANK Corp	2,164	137
Strattec Security Corp	27	2	Independent Bank Corp/Rockland MA	3,480	152
Superior Industries International Inc	869	17	International Bancshares Corp	1,351	35
		$1,798	Lakeland Bancorp Inc	1,401	16
			Lakeland Financial Corp	394	16
Banks - 13.53%			LegacyTexas Financial Group Inc	754	17
1st Source Corp	1,481	47	Macatawa Bank Corp	964	5
American National Bankshares Inc	291	7	MainSource Financial Group Inc	5,455	107
Ameris Bancorp	4,531	120	MB Financial Inc	2,561	80
Ames National Corp	300	7	Mercantile Bank Corp	647	13
Arrow Financial Corp	414	11	Merchants Bancshares Inc/VT	189	6
BancFirst Corp	261	16	Metro Bancorp Inc	523	14
BancorpSouth Inc	2,030	47	MidSouth Bancorp Inc	314	5
Bank of Kentucky Financial Corp/The	800	39	MidWestOne Financial Group Inc	251	7
Bank of Marin Bancorp	900	46	National Bankshares Inc (b)	254	8
Banner Corp	2,481	114	National Penn Bancshares Inc	10,447	112
BBCN Bancorp Inc	5,898	85	NBT Bancorp Inc	8,091	202
BNC Bancorp	1,100	20	Northrim BanCorp Inc	239	6
Boston Private Financial Holdings Inc	4,700	57	OFG Bancorp	13,215	215
Bridge Bancorp Inc	429	11	Old Line Bancshares Inc (b)	311	5
Bryn Mawr Bank Corp	508	15	Old National Bancorp/IN	2,833	40
Camden National Corp	286	11	Pacific Continental Corp	673	9
Capital Bank Financial Corp (a)	528	15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Building Materials - 0.25%
PacWest Bancorp	2,500	$117	Apogee Enterprises Inc	253	$11
Park National Corp (b)	310	27	Gibraltar Industries Inc (a)	3,637	60
Park Sterling Corp	6,347	45	Griffon Corp	1,158	20
Penns Woods Bancorp Inc	175	9	Louisiana-Pacific Corp (a)	2,948	49
Peoples Bancorp Inc/OH	3,260	77	LSI Industries Inc	792	6
Peoples Financial Services Corp (b)	4,477	200	Masonite International Corp (a)	542	36
Pinnacle Financial Partners Inc	14,550	647	Quanex Building Products Corp	737	15
Preferred Bank/Los Angeles CA	7,732	213	Simpson Manufacturing Co Inc	939	35
PrivateBancorp Inc	20,422	719	Universal Forest Products Inc	500	28
Prosperity Bancshares Inc	1,843	97			$260
Renasant Corp	771	23
Republic Bancorp Inc/KY	1,900	47	Chemicals - 1.62%
S&T Bancorp Inc	739	21	A Schulman Inc	6,465	311
Sandy Spring Bancorp Inc	632	17	Aceto Corp	581	13
Sierra Bancorp	2,958	50	Axiall Corp	6,317	297
Simmons First National Corp	1,446	66	Hawkins Inc	830	31
South State Corp	1,840	126	Innophos Holdings Inc	339	19
Southside Bancshares Inc	506	15	Innospec Inc	1,287	60
			Intrepid Potash Inc (a),(b)	1,406	16
Southwest Bancorp Inc	13,153	234
State Bank Financial Corp	8,395	177	KMG Chemicals Inc	353	9
			Kraton Performance Polymers Inc (a)	826	17
Stock Yards Bancorp Inc	1,524	52
Stonegate Bank	1,666	50	Kronos Worldwide Inc	2,475	32
			Landec Corp (a)	993	14
Suffolk Bancorp	426	10
Susquehanna Bancshares Inc	12,346	169	Minerals Technologies Inc	7,613	557
Talmer Bancorp Inc	643	10	Olin Corp	1,943	62
Texas Capital Bancshares Inc (a)	628	31	OM Group Inc	797	24
Tompkins Financial Corp	1,265	68	Quaker Chemical Corp	146	12
TowneBank/Portsmouth VA	1,073	17	Sensient Technologies Corp	1,259	87
TriCo Bancshares	13,073	315	Stepan Co	383	16
TriState Capital Holdings Inc (a)	5,920	62	Tronox Ltd	1,296	26
Triumph Bancorp Inc (a)	3,884	53	Zep Inc	5,013	85
TrustCo Bank Corp NY	2,280	16			$1,688
Trustmark Corp	3,940	96	Coal - 0.03%
UMB Financial Corp	7,302	386	Cloud Peak Energy Inc (a)	2,242	13
Umpqua Holdings Corp	4,438	76	Hallador Energy Co	376	4
Union Bankshares Corp	3,263	72	Westmoreland Coal Co (a)	545	15
United Bankshares Inc/WV	1,699	64			$32
United Community Banks Inc/GA	1,055	20
Univest Corp of Pennsylvania	625	12	Commercial Services - 4.68%
Valley National Bancorp	5,456	52	ABM Industries Inc	18,063	575
Walker & Dunlop Inc (a)	623	11	Albany Molecular Research Inc (a),(b)	856	15
Washington Trust Bancorp Inc	349	13	AMN Healthcare Services Inc (a)	1,087	25
Webster Financial Corp	5,401	200	ARC Document Solutions Inc (a)	8,000	74
WesBanco Inc	11,605	378	Ascent Capital Group Inc (a)	331	13
West Bancorporation Inc	3,983	80	Bridgepoint Education Inc (a)	607	6
Westamerica Bancorporation	647	28	Brink's Co/The	1,029	29
Western Alliance Bancorp (a)	742	22	Carriage Services Inc	481	12
Wilshire Bancorp Inc	36,210	361	CBIZ Inc (a)	1,496	14
Wintrust Financial Corp	8,530	407	CDI Corp	2,824	39
Yadkin Financial Corp (a)	2,400	49	Cenveo Inc (a)	42,000	90
		$14,115	CRA International Inc (a)	1,580	49
			Cross Country Healthcare Inc (a)	36,745	436
Biotechnology - 0.91%			Deluxe Corp	582	40
Achillion Pharmaceuticals Inc (a)	1,817	18	Electro Rent Corp	547	6
AMAG Pharmaceuticals Inc (a)	260	14	Ennis Inc	951	13
Applied Genetic Technologies Corp/DE (a)	1,000	20	Franklin Covey Co (a)	154	3
Ardelyx Inc (a),(b)	2,700	35	FTI Consulting Inc (a)	995	37
Avalanche Biotechnologies Inc (a)	800	32	Global Cash Access Holdings Inc (a)	24,902	190
Celldex Therapeutics Inc (a)	5,100	142	Great Lakes Dredge & Dock Corp (a)	2,043	12
Dynavax Technologies Corp (a),(b)	555	13	Green Dot Corp (a)	8,000	127
Emergent Biosolutions Inc (a)	600	17	Hackett Group Inc/The	681	6
Geron Corp (a),(b)	3,315	13	HealthEquity Inc (a)	240	6
Kite Pharma Inc (a),(b)	1,200	69	Heidrick & Struggles International Inc	4,689	115
Medicines Co/The (a)	5,215	146	Huron Consulting Group Inc (a)	509	34
Merrimack Pharmaceuticals Inc (a),(b)	204	3	ICF International Inc (a)	477	20
OvaScience Inc (a),(b)	325	11	K12 Inc (a)	713	11
Prothena Corp PLC (a)	415	16	Kelly Services Inc	15,100	263
RTI Surgical Inc (a)	2,139	11	Korn/Ferry International	18,882	621
Sage Therapeutics Inc (a),(b)	3,300	166	LifeLock Inc (a)	8,600	121
Spectrum Pharmaceuticals Inc (a),(b)	1,843	11	Live Nation Entertainment Inc (a)	3,400	86
Ultragenyx Pharmaceutical Inc (a)	2,000	124	Matthews International Corp	5,422	279
XOMA Corp (a)	23,300	85	McGrath RentCorp	623	21
		$946	MoneyGram International Inc (a)	1,048	9

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Monster Worldwide Inc (a)	2,168	$14	Regional Management Corp (a)	383	$6
Multi-Color Corp	238	17	Springleaf Holdings Inc (a),(b)	518	27
National Research Corp	44	1	Stifel Financial Corp (a)	1,734	97
Navigant Consulting Inc (a)	1,246	16	Walter Investment Management Corp (a),(b)	803	13
Neff Corp (a)	279	3			$2,211
PHH Corp (a)	1,080	26
PRGX Global Inc (a)	1,016	4	Electric - 3.70%
Quad/Graphics Inc	19,665	452	Abengoa Yield PLC	568	19
Rent-A-Center Inc/TX	1,267	35	Allete Inc	946	50
Resources Connection Inc	11,429	200	Avista Corp	1,642	56
RPX Corp (a)	10,869	156	Black Hills Corp	948	48
RR Donnelley & Sons Co	3,918	75	Cleco Corp	6,092	332
			Dynegy Inc (a)	21,526	677
TrueBlue Inc (a)	12,000	292
Viad Corp	6,992	195	El Paso Electric Co	6,110	236
		$4,883	Empire District Electric Co/The	4,820	119
			EnerNOC Inc (a)	735	8
Computers - 2.29%			IDACORP Inc	8,693	547
CACI International Inc (a)	2,456	221	MGE Energy Inc	3,254	144
Computer Task Group Inc	541	4	NorthWestern Corp	6,089	327
Convergys Corp	2,356	54	NRG Yield Inc (b)	649	33
Datalink Corp (a)	3,208	39	Otter Tail Corp	765	25
Engility Holdings Inc	11,318	340	PNM Resources Inc	7,875	230
ExlService Holdings Inc (a)	450	17	Portland General Electric Co	9,932	369
Insight Enterprises Inc (a)	18,963	541	Spark Energy Inc (b)	1,100	16
Mentor Graphics Corp	2,300	55	UIL Holdings Corp	7,492	385
Mercury Systems Inc (a)	793	12	Unitil Corp	2,405	84
Quantum Corp (a)	4,780	8	Westar Energy Inc	4,100	159
Sykes Enterprises Inc (a)	10,941	272			$3,864
TeleTech Holdings Inc	309	8
Unisys Corp (a)	24,545	569	Electrical Components & Equipment - 0.61%
			Advanced Energy Industries Inc (a)	93	2
Varonis Systems Inc (a),(b)	9,600	246
		$2,386	Encore Wire Corp	182	7
			EnerSys	7,113	457
Consumer Products - 1.65%			General Cable Corp	1,027	18
ACCO Brands Corp (a)	69,572	578	Littelfuse Inc	1,514	150
Central Garden and Pet Co - A Shares (a)	16,391	174			$634
CSS Industries Inc	362	11
Helen of Troy Ltd (a)	11,731	956	Electronics - 2.28%
		$1,719	Bel Fuse Inc	393	7
			Benchmark Electronics Inc (a)	19,068	458
Cosmetics & Personal Care - 0.09%			Brady Corp	1,012	29
Revlon Inc (a)	2,218	91	Checkpoint Systems Inc	1,537	17
			Coherent Inc (a)	545	35
Distribution & Wholesale - 0.19%			CTS Corp	808	14
Beacon Roofing Supply Inc (a)	815	25	ESCO Technologies Inc	637	25
			FARO Technologies Inc (a)	82	5
Core-Mark Holding Co Inc	492	32	GSI Group Inc (a)	6,053	80
Houston Wire & Cable Co	641	6	II-VI Inc (a)	1,246	23
ScanSource Inc (a)	666	27
			Itron Inc (a)	925	34
United Stationers Inc	2,749	113	Kemet Corp (a)	1,664	7
		$203	Kimball Electronics Inc (a)	18,960	268
Diversified Financial Services - 2.12%			Newport Corp (a)	157	3
Aircastle Ltd	958	22	NVE Corp	100	7
Arlington Asset Investment Corp	13,842	333	OSI Systems Inc (a)	363	27
BGC Partners Inc	18,088	171	Plexus Corp (a)	523	21
Calamos Asset Management Inc	621	8	Rofin-Sinar Technologies Inc (a)	689	17
Consumer Portfolio Services Inc (a)	755	5	Rogers Corp (a)	305	25
Cowen Group Inc (a)	40,602	211	Sanmina Corp (a)	40,773	987
Encore Capital Group Inc (a)	301	13	Stoneridge Inc (a)	17,400	196
Enova International Inc (a)	13,500	266	TTM Technologies Inc (a)	2,070	19
Federal Agricultural Mortgage Corp	370	10	Viasystems Group Inc (a)	179	3
Gain Capital Holdings Inc	4,851	47	Vishay Precision Group Inc (a)	458	7
Higher One Holdings Inc (a)	778	2	Watts Water Technologies Inc	646	36
Home Loan Servicing Solutions Ltd	1,726	29	Woodward Inc	528	27
Investment Technology Group Inc (a)	8,077	245			$2,377
Janus Capital Group Inc	3,597	62
KCG Holdings Inc (a)	951	12	Energy - Alternate Sources - 1.52%
			First Solar Inc (a)	6,500	389
Ladder Capital Corp	565	10
Manning & Napier Inc	5,190	67	FutureFuel Corp	6,959	72
			Green Plains Inc	17,277	493
Marlin Business Services Corp	304	6	Pacific Ethanol Inc (a),(b)	22,109	239
Nelnet Inc	439	21	Renewable Energy Group Inc (a)	27,759	255
Nicholas Financial Inc (a)	371	5
			REX American Resources Corp (a)	2,045	124
PennyMac Financial Services Inc (a)	9,600	163
			TerraForm Power Inc (b)	379	14
Piper Jaffray Cos (a)	6,869	360
					$1,586

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction - 1.36%			Healthcare - Products (continued)
Aegion Corp (a)	851	$15	BioTelemetry Inc (a)	392	$3
Argan Inc	7,174	260	CONMED Corp	645	32
Comfort Systems USA Inc	643	14	CryoLife Inc	1,028	11
Dycom Industries Inc (a)	137	7	Cynosure Inc (a)	8,132	249
EMCOR Group Inc	12,072	561	Exactech Inc (a)	355	9
Granite Construction Inc	831	29	Greatbatch Inc (a)	1,788	103
MYR Group Inc (a)	516	16	Haemonetics Corp (a)	1,112	50
Tutor Perini Corp (a)	7,993	186	Hanger Inc (a)	823	19
VSE Corp	4,053	332	ICU Medical Inc (a)	2,817	262
		$1,420	Integra LifeSciences Holdings Corp (a)	350	22
			Invacare Corp	678	13
Entertainment - 0.27%			Merit Medical Systems Inc (a)	1,020	20
AMC Entertainment Holdings Inc	508	18	NuVasive Inc (a)	10,877	500
Churchill Downs Inc	111	13	OraSure Technologies Inc (a)	15,423	101
Eros International PLC (a)	516	9
			Orthofix International NV (a)	440	16
International Speedway Corp	685	22	PhotoMedex Inc (a),(b)	361	1
Isle of Capri Casinos Inc (a)	778	11
			SurModics Inc (a)	407	11
Marriott Vacations Worldwide Corp	644	52	Tornier NV (a)	831	22
National CineMedia Inc	1,137	17	Wright Medical Group Inc (a)	620	16
Penn National Gaming Inc (a)	1,878	29
Reading International Inc (a)	650	9			$1,524
Speedway Motorsports Inc	4,633	106	Healthcare - Services - 1.47%
		$286	AAC Holdings Inc (a),(b)	94	3
			Addus HomeCare Corp (a)	181	4
Environmental Control - 0.04%			Alliance HealthCare Services Inc (a)	513	11
CECO Environmental Corp (b)	771	8
			Almost Family Inc (a)	308	14
Tetra Tech Inc	1,398	34	Amedisys Inc (a)	642	17
		$42	Amsurg Corp (a)	782	48
Food - 1.60%			Bio-Reference Laboratories Inc (a)	63	2
Chefs' Warehouse Inc/The (a)	121	3	Ensign Group Inc/The	36	2
Darling Ingredients Inc (a)	3,194	45	Five Star Quality Care Inc (a)	8,384	37
Dean Foods Co	2,288	38	Genesis Healthcare Inc (a)	459	3
Fresh Del Monte Produce Inc	884	34	HealthSouth Corp	494	22
Ingles Markets Inc	323	16	Healthways Inc (a)	546	11
John B Sanfilippo & Son Inc	7,196	310	IPC Healthcare Inc (a)	261	12
Lancaster Colony Corp	173	17	Kindred Healthcare Inc	1,660	39
Pinnacle Foods Inc	5,651	231	LHC Group Inc (a)	449	15
Post Holdings Inc (a)	1,106	52	Magellan Health Inc (a)	644	46
Sanderson Farms Inc	118	9	Molina Healthcare Inc (a)	9,150	616
Seaboard Corp (a)	21	87	National HealthCare Corp	248	16
Smart & Final Stores Inc (a),(b)	9,234	162	Roka Bioscience Inc (a),(b)	3,100	10
Snyder's-Lance Inc	1,012	32	Select Medical Holdings Corp	176	3
SpartanNash Co	8,732	275	Triple-S Management Corp (a)	1,318	26
SUPERVALU Inc (a)	25,264	294	Universal American Corp/NY (a)	1,536	16
Tootsie Roll Industries Inc (b)	57	2	WellCare Health Plans Inc (a)	6,134	561
TreeHouse Foods Inc (a)	497	42			$1,534
Village Super Market Inc	246	8	Holding Companies - Diversified - 0.04%
Weis Markets Inc	267	13	FCB Financial Holdings Inc (a)	302	8
		$1,670	HRG Group Inc (a)	1,233	15
Forest Products & Paper - 0.36%			National Bank Holdings Corp	735	14
Domtar Corp	1,900	88			$37
Neenah Paper Inc	289	18	Home Builders - 0.22%
PH Glatfelter Co	2,780	77	LGI Homes Inc (a),(b)	399	7
Resolute Forest Products Inc (a)	6,886	119
			M/I Homes Inc (a)	591	14
Schweitzer-Mauduit International Inc	1,552	71	MDC Holdings Inc	815	23
		$373	Meritage Homes Corp (a)	933	45
Gas - 2.22%			Ryland Group Inc/The	1,129	55
Chesapeake Utilities Corp	307	16	Standard Pacific Corp (a)	3,511	32
Laclede Group Inc/The	3,106	159	TRI Pointe Homes Inc (a)	2,786	43
New Jersey Resources Corp	27,916	867	William Lyon Homes (a)	568	15
Northwest Natural Gas Co	4,973	239			$234
ONE Gas Inc	1,418	61	Home Furnishings - 0.56%
Piedmont Natural Gas Co Inc	1,643	61	Daktronics Inc	401	4
South Jersey Industries Inc	688	37	DTS Inc/CA (a)	439	15
Southwest Gas Corp	7,182	418	Ethan Allen Interiors Inc	607	17
WGL Holdings Inc	8,149	459	Flexsteel Industries Inc	182	6
		$2,317	La-Z-Boy Inc	279	8
Healthcare - Products - 1.46%			Skullcandy Inc (a)	23,060	261
Affymetrix Inc (a)	1,282	16	TiVo Inc (a)	1,426	15
Analogic Corp	293	27	Universal Electronics Inc (a)	4,600	259
AngioDynamics Inc (a)	919	16			$585
AtriCure Inc (a)	261	5

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Housewares - 0.09%			Internet (continued)
Lifetime Brands Inc	5,783	$89	Reis Inc	279	$7
NACCO Industries Inc	176	9	Rightside Group Ltd (a)	319	3
		$98	RingCentral Inc (a),(b)	15,500	238
			Rubicon Project Inc/The (a)	10,400	186
Insurance - 4.99%			Shutterfly Inc (a)	318	14
Ambac Financial Group Inc (a)	940	23
			Stamps.com Inc (a)	44	3
American Equity Investment Life Holding Co	31,210	909	TechTarget Inc (a)	601	7
Amerisafe Inc	7,140	330	TeleCommunication Systems Inc (a)	1,772	7
AmTrust Financial Services Inc	4,510	257			$1,539
Argo Group International Holdings Ltd	685	34
Aspen Insurance Holdings Ltd	4,300	203	Investment Companies - 0.02%
Assured Guaranty Ltd	6,800	179	Acacia Research Corp	1,205	13
Baldwin & Lyons Inc	344	8	Caesars Acquisition Co (a)	1,678	11
CNO Financial Group Inc	50,608	871			$24
Donegal Group Inc	297	5
EMC Insurance Group Inc	166	6	Iron & Steel - 0.81%
			AK Steel Holding Corp (a),(b)	3,762	17
Employers Holdings Inc	489	13
Enstar Group Ltd (a)	207	29	Commercial Metals Co	28,423	460
FBL Financial Group Inc	236	15	Schnitzer Steel Industries Inc	976	15
			Shiloh Industries Inc (a)	18	—
Fidelity & Guaranty Life	5,291	112	Universal Stainless & Alloy Products Inc (a)	260	7
First American Financial Corp	5,564	198
Greenlight Capital Re Ltd (a)	598	19	Worthington Industries Inc	13,100	349
Hallmark Financial Services Inc (a)	520	5			$848
HCI Group Inc	100	5	Leisure Products & Services - 0.19%
Hilltop Holdings Inc (a)	12,148	236	Brunswick Corp/DE	1,121	58
Horace Mann Educators Corp	1,763	60	Callaway Golf Co	1,678	16
Independence Holding Co	282	4	Escalade Inc	280	5
Infinity Property & Casualty Corp	154	13	Interval Leisure Group Inc	328	8
Kansas City Life Insurance Co	153	7	Johnson Outdoors Inc	187	6
Kemper Corp	1,052	41	Life Time Fitness Inc (a)	933	66
Maiden Holdings Ltd	33,770	501	Nautilus Inc (a)	434	7
MGIC Investment Corp (a)	4,866	47	Steiner Leisure Ltd (a)	352	17
Montpelier Re Holdings Ltd ADR	897	34	Travelport Worldwide Ltd	618	10
National General Holdings Corp	845	16			$193
National Western Life Insurance Co	54	14
Navigators Group Inc/The (a)	251	20	Lodging - 0.05%
OneBeacon Insurance Group Ltd	857	13	Belmond Ltd (a)	2,084	25
Phoenix Cos Inc/The (a)	210	10	Boyd Gaming Corp (a)	569	8
Primerica Inc	1,455	74	Marcus Corp/The	702	15
Radian Group Inc	3,208	54	Monarch Casino & Resort Inc (a)	345	7
RLI Corp	1,047	55			$55
Safety Insurance Group Inc	307	18	Machinery - Construction & Mining - 0.19%
Selective Insurance Group Inc	6,773	197	Astec Industries Inc	399	17
State Auto Financial Corp	568	14	Hyster-Yale Materials Handling Inc	2,400	176
Stewart Information Services Corp	2,853	116			$193
Symetra Financial Corp	13,795	324
Third Point Reinsurance Ltd (a)	1,197	17	Machinery - Diversified - 0.53%
Trupanion Inc (a),(b)	847	7	Alamo Group Inc	257	16
United Fire Group Inc	2,802	89	Albany International Corp	525	21
United Insurance Holdings Corp	52	1	Applied Industrial Technologies Inc	638	29
Universal Insurance Holdings Inc	61	2	Briggs & Stratton Corp	1,171	24
		$5,205	Columbus McKinnon Corp/NY	639	17
			Gerber Scientific Inc (a),(c),(d)	1,974	—
Internet - 1.48%			Global Power Equipment Group Inc	627	8
1-800-Flowers.com Inc (a)	928	11
8x8 Inc (a)	2,214	19	Hurco Cos Inc	1,041	34
Bankrate Inc (a)	1,409	16	Kadant Inc	7,451	393
Bazaarvoice Inc (a),(b)	1,054	6	Lindsay Corp	70	5
Blucora Inc (a)	12,580	171	Twin Disc Inc	83	2
Chegg Inc (a)	1,557	12			$549
Cinedigm Corp (a)	2,179	4	Media - 1.64%
Dice Holdings Inc (a)	944	8	AH Belo Corp	705	6
ePlus Inc (a)	179	16	Crown Media Holdings Inc (a)	221	1
FTD Cos Inc (a)	432	13	Cumulus Media Inc (a)	1,730	4
Global Sources Ltd (a)	597	4	Daily Journal Corp (a)	40	7
Internap Corp (a)	1,291	13	Dex Media Inc (a),(b)	12,145	51
Intralinks Holdings Inc (a)	8,900	92	Entercom Communications Corp (a)	4,702	57
Lands' End Inc (a)	11,198	402	Entravision Communications Corp	24,200	153
Limelight Networks Inc (a)	2,217	8	EW Scripps Co/The	16,159	460
magicJack VocalTec Ltd (a)	7,948	54	Hemisphere Media Group Inc (a),(b)	308	4
New Media Investment Group Inc	1,078	26	Houghton Mifflin Harcourt Co (a)	2,606	61
Orbitz Worldwide Inc (a)	1,014	12	Journal Communications Inc (a)	24,570	364
Perficient Inc (a)	433	9	Lee Enterprises Inc (a),(b)	1,921	6
Q2 Holdings Inc (a)	8,400	178	McClatchy Co/The (a)	2,195	4

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Media General Inc (a)	1,693	$28	North Atlantic Drilling Ltd	1,970	$2
Meredith Corp	859	48	Northern Oil and Gas Inc (a)	2,248	17
New York Times Co/The	3,308	46	Panhandle Oil and Gas Inc	1,400	28
Saga Communications Inc	129	6	Parker Drilling Co (a)	32,002	111
Salem Media Group Inc	389	2	PDC Energy Inc (a)	786	43
Scholastic Corp	641	26	Rosetta Resources Inc (a)	1,265	22
Sinclair Broadcast Group Inc (b)	10,155	319	RSP Permian Inc (a)	611	15
Time Inc	2,668	60	Sanchez Energy Corp (a),(b)	748	10
		$1,713	Stone Energy Corp (a)	12,531	184
			TransAtlantic Petroleum Ltd (a)	397	2
Metal Fabrication & Hardware - 0.40%			Triangle Petroleum Corp (a),(b)	1,417	7
Ampco-Pittsburgh Corp	3,011	53	Vaalco Energy Inc (a)	33,491	82
CIRCOR International Inc	65	4	Vantage Drilling Co (a)	7,705	3
Dynamic Materials Corp	482	6	W&T Offshore Inc (b)	861	4
Global Brass & Copper Holdings Inc	6,484	100	Warren Resources Inc (a)	109,265	98
LB Foster Co	4,275	203	Western Refining Inc	900	45
Mueller Industries Inc	473	17			$1,419
Northwest Pipe Co (a)	364	8
RTI International Metals Inc (a)	608	22	Oil & Gas Services - 1.05%
		$413	Basic Energy Services Inc (a)	4,300	30
			Bristow Group Inc	844	46
Mining - 0.16%			C&J Energy Services Ltd (a)	21,039	234
Century Aluminum Co (a)	1,266	18
			Dawson Geophysical Co (a)	5,104	22
Coeur Mining Inc (a)	2,771	13
			Exterran Holdings Inc	1,388	47
Globe Specialty Metals Inc	3,500	66	Forum Energy Technologies Inc (a)	5,709	112
Hecla Mining Co	9,121	27	Geospace Technologies Corp (a)	425	7
Horsehead Holding Corp (a)	922	12
			Gulf Island Fabrication Inc	329	5
Kaiser Aluminum Corp	456	35	Gulfmark Offshore Inc	993	13
		$171	Helix Energy Solutions Group Inc (a)	14,508	217
Miscellaneous Manufacturing - 0.56%			ION Geophysical Corp (a)	39,993	87
Actuant Corp	1,303	31	McDermott International Inc (a)	4,965	19
American Railcar Industries Inc (b)	22	1	Mitcham Industries Inc (a)	6,189	28
Barnes Group Inc	1,332	54	Natural Gas Services Group Inc (a)	458	9
Chase Corp	25	1	Newpark Resources Inc (a)	2,054	19
CLARCOR Inc	105	7	PHI Inc (a)	433	13
Fabrinet (a)	13,489	256	Pioneer Energy Services Corp (a)	637	3
Federal Signal Corp	1,509	24	SEACOR Holdings Inc (a)	446	31
FreightCar America Inc	442	14	Superior Energy Services Inc	4,076	91
GP Strategies Corp (a)	166	6	Tesco Corp	3,250	37
Handy & Harman Ltd (a)	153	6	Willbros Group Inc (a)	8,600	28
LSB Industries Inc (a)	411	17			$1,098
Lydall Inc (a)	84	3
			Packaging & Containers - 0.66%
Park-Ohio Holdings Corp	1,600	84	Berry Plastics Group Inc (a)	959	35
Standex International Corp	630	52	Graphic Packaging Holding Co	30,500	444
Tredegar Corp	916	18	Rock-Tenn Co	3,200	206
TriMas Corp (a)	188	6
			UFP Technologies Inc (a)	223	5
		$580			$690

Office & Business Equipment - 0.01%			Pharmaceuticals - 1.00%
Eastman Kodak Co (a)	641	12
			Amphastar Pharmaceuticals Inc (a)	7,000	105
			Anacor Pharmaceuticals Inc (a)	493	29
Office Furnishings - 0.50%			Auspex Pharmaceuticals Inc (a)	300	30
HNI Corp	126	7	BioScrip Inc (a),(b)	2,514	11
Kimball International Inc	28,058	294	Cara Therapeutics Inc (a)	3,325	33
Steelcase Inc	11,800	223	Catalent Inc (a)	180	6
		$524	Derma Sciences Inc (a)	835	7
			Dicerna Pharmaceuticals Inc (a),(b)	2,800	67
Oil & Gas - 1.36%			Hyperion Therapeutics Inc (a)	100	5
Adams Resources & Energy Inc	77	5	Immune Design Corp (a)	1,500	32
Alon USA Energy Inc	692	12	Impax Laboratories Inc (a)	5,321	249
Approach Resources Inc (a)	815	5	Lannett Co Inc (a)	2,500	169
Bill Barrett Corp (a)	1,831	15
			Nature's Sunshine Products Inc	398	5
Callon Petroleum Co (a)	20,031	150	Nektar Therapeutics (a)	1,316	14
Comstock Resources Inc (b)	1,760	6	Nutraceutical International Corp (a)	326	6
Delek US Holdings Inc	11,388	452	Omega Protein Corp (a)	716	10
Emerald Oil Inc (a)	2,890	2
			Owens & Minor Inc	2,675	91
Energy XXI Ltd	6,965	25	PharMerica Corp (a)	717	20
EXCO Resources Inc (b)	3,485	6	PRA Health Sciences Inc (a)	88	3
FMSA Holdings Inc (a),(b)	598	4	Progenics Pharmaceuticals Inc (a)	1,954	12
Gastar Exploration Inc (a)	12,000	32	Revance Therapeutics Inc (a),(b)	2,000	41
Halcon Resources Corp (a)	9,606	15	Sagent Pharmaceuticals Inc (a)	156	4
Magnum Hunter Resources Corp - Warrants	362	—	SciClone Pharmaceuticals Inc (a)	719	6
(a),(c),(d)			XenoPort Inc (a)	1,902	14
Matador Resources Co (a)	753	17

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Zafgen Inc (a),(b)	1,100	$44	New York Mortgage Trust Inc (b)	2,232	$17
ZS Pharma Inc (a),(b)	700	29	New York REIT Inc	3,420	36
		$1,042	One Liberty Properties Inc	449	11
			Parkway Properties Inc/Md	16,458	286
Real Estate - 0.55%			Pebblebrook Hotel Trust	1,648	77
Alexander & Baldwin Inc	6,518	281	Pennsylvania Real Estate Investment Trust	10,037	233
Altisource Residential Corp	1,230	26	PennyMac Mortgage Investment Trust	16,360	348
BBX Capital Corp (a)	309	6
			Physicians Realty Trust	1,492	26
Kennedy-Wilson Holdings Inc	1,395	36	Potlatch Corp	12,000	480
RE/MAX Holdings Inc	6,700	223	PS Business Parks Inc	276	23
		$572	RAIT Financial Trust	24,079	165
REITS - 14.38%			Ramco-Gershenson Properties Trust	6,465	120
Acadia Realty Trust	3,521	122	Redwood Trust Inc	27,564	493
AG Mortgage Investment Trust Inc	600	11	Resource Capital Corp	2,725	12
Agree Realty Corp	479	16	Retail Opportunity Investments Corp	28,607	524
American Assets Trust Inc	756	33	Rexford Industrial Realty Inc	1,215	19
American Campus Communities Inc	6,200	266	RLJ Lodging Trust	3,602	113
American Capital Mortgage Investment Corp	1,079	19	Rouse Properties Inc	5,575	106
American Residential Properties Inc (a)	672	12	Ryman Hospitality Properties Inc	445	27
Anworth Mortgage Asset Corp	69,388	353	Sabra Health Care REIT Inc	118	4
Apollo Commercial Real Estate Finance Inc	1,233	21	Saul Centers Inc	46	3
Armada Hoffler Properties Inc	3,100	33	Select Income REIT	778	19
ARMOUR Residential REIT Inc	7,530	24	Silver Bay Realty Trust Corp	8,403	136
Ashford Hospitality Prime Inc	4,580	77	Sovran Self Storage Inc	156	15
Ashford Hospitality Trust Inc	51,477	495	STAG Industrial Inc	1,195	28
Associated Estates Realty Corp	1,216	30	Starwood Waypoint Residential Trust	817	21
Aviv REIT Inc	381	14	STORE Capital Corp	667	16
Capstead Mortgage Corp	49,919	588	Strategic Hotels & Resorts Inc (a)	1,215	15
Cedar Realty Trust Inc	24,364	182	Summit Hotel Properties Inc	49,507	696
Chambers Street Properties	44,362	350	Sun Communities Inc	2,100	140
Chatham Lodging Trust	5,243	154	Sunstone Hotel Investors Inc	33,362	556
Chesapeake Lodging Trust	8,396	284	Terreno Realty Corp	904	21
Colony Financial Inc	3,201	83	Urstadt Biddle Properties Inc	333	8
CoreSite Realty Corp	9,000	438	Washington Real Estate Investment Trust	1,817	50
Cousins Properties Inc	51,223	543	Western Asset Mortgage Capital Corp	887	13
CubeSmart	4,460	108	Whitestone REIT	818	13
CyrusOne Inc	5,495	171			$14,996
CYS Investments Inc	15,725	140	Retail - 4.76%
DCT Industrial Trust Inc	15,404	534	American Eagle Outfitters Inc	5,111	87
DiamondRock Hospitality Co	59,835	845	America's Car-Mart Inc/TX (a)	245	13
DuPont Fabros Technology Inc	923	30	Barnes & Noble Inc (a)	9,348	221
EastGroup Properties Inc	1,004	60	Biglari Holdings Inc (a)	42	17
Education Realty Trust Inc	5,348	189	BJ's Restaurants Inc (a)	392	20
EPR Properties	3,785	227	Bob Evans Farms Inc	522	24
Equity One Inc	1,675	45	Boot Barn Holdings Inc (a)	117	3
Excel Trust Inc	1,292	18	Brown Shoe Co Inc	8,240	271
Extra Space Storage Inc	2,400	162	Build-A-Bear Workshop Inc (a)	126	2
FelCor Lodging Trust Inc	17,047	195	Burlington Stores Inc (a)	111	7
First Industrial Realty Trust Inc	32,515	697	Cash America International Inc	14,694	343
First Potomac Realty Trust	1,570	19	Cato Corp/The	2,556	101
Franklin Street Properties Corp	4,106	53	Children's Place Inc/The	533	34
GEO Group Inc/The	9,042	395	Citi Trends Inc (a)	5,555	150
Getty Realty Corp	2,919	53	Cracker Barrel Old Country Store Inc	43	7
Government Properties Income Trust	3,040	70	Dave & Buster's Entertainment Inc (a)	3,800	116
Gramercy Property Trust Inc	984	28	Denny's Corp (a)	1,039	12
Hatteras Financial Corp	2,017	37	DineEquity Inc	244	26
Healthcare Realty Trust Inc	2,865	80	Express Inc (a)	1,917	32
Hersha Hospitality Trust	89,866	582	Ezcorp Inc (a)	1,252	11
Highwoods Properties Inc	2,480	114	Finish Line Inc/The	865	21
Home Properties Inc	900	62	Fred's Inc	778	13
Hudson Pacific Properties Inc	1,390	46	Genesco Inc (a)	529	38
Inland Real Estate Corp	2,334	25	Group 1 Automotive Inc	478	41
Invesco Mortgage Capital Inc	2,596	40	Guess? Inc	1,487	28
Investors Real Estate Trust	2,368	18	Haverty Furniture Cos Inc	724	18
iStar Financial Inc (a)	1,794	23
			Kirkland's Inc (a)	220	5
Kite Realty Group Trust	8,929	252	MarineMax Inc (a)	596	16
LaSalle Hotel Properties	4,162	162	Movado Group Inc	366	10
Lexington Realty Trust	4,295	42	Office Depot Inc (a)	139,437	1,282
LTC Properties Inc	5,776	266	PC Connection Inc	331	9
Mack-Cali Realty Corp	1,870	36	Regis Corp (a)	1,021	17
Medical Properties Trust Inc	6,187	91	Rite Aid Corp (a)	98,800	859
Monmouth Real Estate Investment Corp	1,605	18	Ruby Tuesday Inc (a)	2,254	14
New Residential Investment Corp	2,973	45	Rush Enterprises Inc - Class A (a)	206	6

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Semiconductors (continued)
Ruth's Hospitality Group Inc	10,666	$169	Tessera Technologies Inc	521	$21
Shoe Carnival Inc	545	16	Ultra Clean Holdings Inc (a)	44,931	321
Sonic Automotive Inc	964	24	Veeco Instruments Inc (a)	836	26
Sonic Corp	386	12	Xcerra Corp (a)	3,764	33
Stage Stores Inc	758	17			$2,466
Stein Mart Inc	1,034	13
Systemax Inc (a)	3,000	37	Software - 0.96%
			2U Inc (a),(b)	230	6
Tilly's Inc (a)	684	11
			Actua Corp (a)	964	15
Tuesday Morning Corp (a),(b)	301	5
			Acxiom Corp (a)	1,635	30
Vitamin Shoppe Inc (a)	370	15
			Audience Inc (a),(b)	900	4
World Fuel Services Corp	1,600	92	Avid Technology Inc (a)	9,900	148
Zumiez Inc (a)	16,854	678
		$4,963	CSG Systems International Inc	477	15
			Dealertrack Technologies Inc (a)	319	12
Savings & Loans - 1.92%			Digi International Inc (a)	961	10
Astoria Financial Corp	2,105	27	Ebix Inc (b)	717	22
Banc of California Inc	14,220	175	Epiq Systems Inc	1,084	19
BankFinancial Corp	1,786	23	Globant SA (a)	2,900	61
Berkshire Hills Bancorp Inc	2,213	61	HubSpot Inc (a)	61	2
Brookline Bancorp Inc	1,690	17	Imperva Inc (a)	5,100	218
Capitol Federal Financial Inc	3,478	44	Infoblox Inc (a)	263	6
Charter Financial Corp/MD	5,800	67	ManTech International Corp/VA	550	19
Clifton Bancorp Inc	975	14	MedAssets Inc (a)	128	2
Dime Community Bancshares Inc	1,207	19	Paycom Software Inc (a)	234	8
EverBank Financial Corp	2,173	39	Progress Software Corp (a)	2,192	59
First Defiance Financial Corp	2,562	84	Rosetta Stone Inc (a),(b)	781	6
First Financial Northwest Inc	507	6	Sapiens International Corp NV (a)	779	6
First Niagara Financial Group Inc	8,346	74	Seachange International Inc (a)	1,210	10
Flagstar Bancorp Inc (a)	34,200	496	SYNNEX Corp	597	46
Flushing Financial Corp	3,849	77	Take-Two Interactive Software Inc (a)	10,511	267
HomeStreet Inc (a)	9,100	167	Verint Systems Inc (a)	106	7
Investors Bancorp Inc	8,361	98			$998
Meta Financial Group Inc	225	9
Northfield Bancorp Inc	1,076	16	Storage & Warehousing - 0.05%
Northwest Bancshares Inc	2,340	28	Mobile Mini Inc	914	39
			Wesco Aircraft Holdings Inc (a),(b)	1,056	16
OceanFirst Financial Corp	498	9
Oritani Financial Corp	1,112	16			$55
Pacific Premier Bancorp Inc (a)	626	10	Supranational Bank - 0.10%
Provident Financial Services Inc	5,211	97	Banco Latinoamericano de Comercio Exterior	3,329	109
Sterling Bancorp/DE	2,237	30	SA
Territorial Bancorp Inc	318	8
United Community Financial Corp/OH	7,456	41
United Financial Bancorp Inc	1,522	19	Telecommunications - 1.08%
Washington Federal Inc	2,461	54	ADTRAN Inc	644	12
			Anixter International Inc (a)	354	27
Waterstone Financial Inc	1,267	16
WSFS Financial Corp	2,116	160	Atlantic Tele-Network Inc	235	16
		$2,001	Black Box Corp	567	12
			Calix Inc (a)	1,527	13
Semiconductors - 2.36%			Cincinnati Bell Inc (a)	3,859	14
Alpha & Omega Semiconductor Ltd (a)	14,385	128	Comtech Telecommunications Corp	4,965	143
Amkor Technology Inc (a)	35,889	317	Consolidated Communications Holdings Inc	540	11
Brooks Automation Inc	1,460	17	DigitalGlobe Inc (a)	1,588	54
Cabot Microelectronics Corp (a)	141	7	EarthLink Holdings Corp	3,679	16
Cascade Microtech Inc (a)	430	6	Extreme Networks Inc (a)	1,121	3
Cirrus Logic Inc (a)	1,025	34	FairPoint Communications Inc (a)	164	3
Cohu Inc	926	10	Finisar Corp (a)	233	5
Cypress Semiconductor Corp (a)	38,051	537	Globalstar Inc (a),(b)	5,739	19
Diodes Inc (a)	415	12	Harmonic Inc (a)	1,924	14
DSP Group Inc (a)	743	9	Hawaiian Telcom Holdco Inc (a)	382	10
Emulex Corp (a)	1,683	13	IDT Corp - Class B	1,849	33
Entegris Inc (a)	1,466	20	Infinera Corp (a)	686	13
Fairchild Semiconductor International Inc (a)	17,150	312	Inteliquent Inc	32,500	511
Integrated Device Technology Inc (a)	838	17	Intelsat SA (a)	727	9
Integrated Silicon Solution Inc	1,120	20	Iridium Communications Inc (a),(b)	1,941	19
Intersil Corp	2,715	39	Ixia (a)	1,074	13
IXYS Corp	8,617	106	Leap Wireless International Inc - Rights	1,093	3
Microsemi Corp (a)	720	26	(a),(c),(d)
MKS Instruments Inc	6,871	232	Netgear Inc (a)	859	28
OmniVision Technologies Inc (a)	1,318	35	NeuStar Inc (a),(b)	104	3
Pericom Semiconductor Corp	5,308	83	NTELOS Holdings Corp	341	2
Photronics Inc (a)	1,583	13	Plantronics Inc	182	10
PMC-Sierra Inc (a)	2,852	26	Polycom Inc (a)	1,771	24
QLogic Corp (a)	2,050	30	Preformed Line Products Co	91	4
Silicon Laboratories Inc (a)	320	16	Premiere Global Services Inc (a)	1,523	14

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held	Value	(000	's)

Telecommunications (continued)			Publicly Traded Investment Fund (continued)
Shenandoah Telecommunications Co	129	$4	JP Morgan Prime Money Market Fund	91,996			$92
Spok Holdings Inc	826	16					$7,301
Telenav Inc (a)	1,010	8	TOTAL INVESTMENT COMPANIES				$7,301
TESSCO Technologies Inc	191	5	Total Investments				$105,674
Vonage Holdings Corp (a)	4,210	21	Liabilities in Excess of Other Assets, Net - (1.31)%				$(1,369)
West Corp	442	15	TOTAL NET ASSETS - 100.00%				$104,305
		$1,127

Textiles - 0.08%
Culp Inc	272	7	(a) Non-Income Producing Security
G&K Services Inc	482	35	(b)			Security or a portion of the security was on loan at the end of the period.
UniFirst Corp/MA	354	42	(c) Security is Illiquid
			(d)			Fair value of these investments is determined in good faith by the Manager
		$84	under procedures established and periodically reviewed by the Board of
Toys, Games & Hobbies - 0.01%			Directors. At the end of the period, the fair value of these securities totaled
Jakks Pacific Inc (a),(b)	685	5	$3 or 0.00% of net assets.
			(e)			Security was purchased with the cash proceeds from securities loans.

Transportation - 1.56%
Air Transport Services Group Inc (a)	1,878	17
ArcBest Corp	3,775	143	Portfolio Summary (unaudited)
Ardmore Shipping Corp	664	7	Sector				Percent
Atlas Air Worldwide Holdings Inc (a)	607	26	Financial				37.51%
CAI International Inc (a)	603	15	Consumer, Non-cyclical				13.03%
Dorian LPG Ltd (a)	270	4	Industrial				10.54%
Era Group Inc (a)	748	16	Consumer, Cyclical				10.08%
Frontline Ltd/Bermuda (a)	2,441	5	Exchange Traded Funds				7.00%
GasLog Ltd	754	15	Utilities				6.25%
Hornbeck Offshore Services Inc (a)	10,578	199	Technology				5.62%
International Shipholding Corp	209	3	Communications				4.23%
Marten Transport Ltd	516	12	Energy				3.96%
Matson Inc	17,875	753	Basic Materials				2.95%
Navios Maritime Acquisition Corp	3,000	11	Government				0.10%
Nordic American Tankers Ltd	2,118	25	Diversified				0.04%
PAM Transportation Services Inc (a)	95	5	Liabilities in Excess of Other Assets, Net				(1.31)%
Patriot Transportation Holding Inc (a)	82	2	TOTAL NET ASSETS				100.00%
Roadrunner Transportation Systems Inc (a)	653	17
Scorpio Tankers Inc	3,924	37
Ship Finance International Ltd	1,392	21
Swift Transportation Co (a)	5,900	154
Teekay Tankers Ltd	2,957	17
Universal Truckload Services Inc	1,291	32
USA Truck Inc (a)	229	6
UTI Worldwide Inc (a)	1,911	23
Werner Enterprises Inc	862	27
XPO Logistics Inc (a)	884	40
		$1,632

Trucking & Leasing - 0.58%
AMERCO	1,700	562
TAL International Group Inc	539	22
Textainer Group Holdings Ltd	601	18
		$602

Water - 0.33%
American States Water Co	5,063	202
Artesian Resources Corp	900	19
California Water Service Group	4,405	108
SJW Corp	459	14
		$343
TOTAL COMMON STOCKS		$98,373
INVESTMENT COMPANIES - 7.00%	Shares Held Value (000's)

Publicly Traded Investment Fund - 7.00%
BlackRock Liquidity Funds TempFund	3,271,407	3,271
Portfolio
Goldman Sachs Financial Square Funds -	1,829,577	1,830
Government Fund (e)
Goldman Sachs Financial Square Funds -	2,107,894	2,108
Money Market Fund

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	47	$5,791		$5,870	$79
Total						$79
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
March 31, 2015 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At March 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$5,564	$(660)	$4,904	$45,409
Bond & Mortgage Securities Account	7,184	(3,889)	3,295	344,176
Bond Market Index Account	40,360	(3,842)	36,518	1,957,451
Diversified Balanced Account	173,413	(1,816)	171,597	870,105
Diversified Balanced Managed Volatility Account	2,974	(353)	2,621	104,535
Diversified Growth Account	502,701	(11,531)	491,170	2,532,104
Diversified Growth Managed Volatility Account	5,530	(929)	4,601	182,401
Diversified Income Account	14,610	(278)	14,332	162,887
Diversified International Account	74,694	(16,975)	57,719	338,844
Equity Income Account	247,761	(11,457)	236,304	380,197
Government & High Quality Bond Account	9,446	(4,235)	5,211	309,834
Income Account	18,303	(2,204)	16,099	259,740
International Emerging Markets Account	13,425	(5,894)	7,531	96,493
LargeCap Blend Account II	31,341	(2,255)	29,086	111,273
LargeCap Growth Account	30,719	(765)	29,954	95,385
LargeCap Growth Account I	70,897	(3,804)	67,093	178,948
LargeCap S&P 500 Index Account	567,107	(32,511)	534,596	1,419,275
LargeCap S&P 500 Managed Volatility Index
Account	8,981	(3,433)	5,548	116,042
LargeCap Value Account	23,048	(2,913)	20,135	145,739
MidCap Account	287,003	(4,808)	282,195	438,558
Money Market Account	—	—	—	270,006
Principal Capital Appreciation Account	21,914	(162)	21,752	18,952
Principal LifeTime 2010 Account	4,245	(880)	3,365	43,200
Principal LifeTime 2020 Account	19,577	(5,372)	14,205	195,660
Principal LifeTime 2030 Account	11,504	(1,802)	9,702	110,614
Principal LifeTime 2040 Account	4,085	(892)	3,193	41,689
Principal LifeTime 2050 Account	2,440	(461)	1,979	21,536
Principal LifeTime 2060 Account	52	(16)	36	1,443
Principal LifeTime Strategic Income Account	2,302	(379)	1,923	28,132
Real Estate Securities Account	60,608	(384)	60,224	113,667
SAM Balanced Portfolio	138,043	(2,242)	135,801	787,615
SAM Conservative Balanced Portfolio	23,869	(554)	23,315	199,287
SAM Conservative Growth Portfolio	43,950	(1,160)	42,790	265,444
SAM Flexible Income Portfolio	23,280	(575)	22,705	214,959
SAM Strategic Growth Portfolio	29,671	(1,712)	27,959	214,838
Short-Term Income Account	2,784	(1,144)	1,640	258,673
SmallCap Blend Account	18,911	(1,229)	17,682	51,032
SmallCap Growth Account II	18,589	(2,147)	16,442	58,831
SmallCap Value Account I	24,450	(4,604)	19,846	85,828

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

International Emerging Markets Account	$3,747,766

The following is a summary of the inputs used as of March 31, 2015 in valuing the Accounts’ securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds	$—	$10,487	$112	$10,599
Common Stocks*	31,652	—	—	31,652
Investment Companies	12	—	—	12
Senior Floating Rate Interests	—	35	—	35
U.S. Government & Government Agency Obligations	—	8,015	—	8,015
Total investments in securities $	31,664	$18,537	$112	$50,313
Assets
Equity Contracts**
Futures	$2	$—	$—	$2

Bond & Mortgage Securities Account
Bonds	$—	$212,575	$1,530	$214,105
Common Stocks*	—	—	—	—
Convertible Bonds	—	137	—	137
Investment Companies	13,021	—	—	13,021
Preferred Stocks
Communications	135	—	—	135
Financial	1,210	184	—	1,394
Senior Floating Rate Interests	—	13,559	—	13,559
U.S. Government & Government Agency Obligations	—	105,120	—	105,120
Total investments in securities $	14,366	$331,575	$1,530	$347,471
Assets
Credit Contracts**
Credit Default Swaps	$—	$483	$—	$483
Interest Rate Contracts**
Futures	$232	$—	$—	$232
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(263)	$—	$(263)

Bond Market Index Account
Bonds	$—	$636,210	$1,450	$637,660
Investment Companies	173,398	—	—	173,398
Municipal Bonds	—	17,310	—	17,310
U.S. Government & Government Agency Obligations	—	1,165,601	—	1,165,601
Total investments in securities $	173,398	$1,819,121	$1,450	$1,993,969

Diversified Balanced Account
Investment Companies	$1,041,702	$—	$—	$1,041,702
Total investments in securities $	1,041,702	$—	$—	$1,041,702

Diversified Balanced Managed Volatility Account
Investment Companies	$107,156	$—	$—	$107,156
Total investments in securities $	107,156	$—	$—	$107,156

Diversified Growth Account
Investment Companies	$3,023,274	$—	$—	$3,023,274
Total investments in securities $	3,023,274	$—	$—	$3,023,274

Diversified Growth Managed Volatility Account
Investment Companies	$187,002	$—	$—	$187,002
Total investments in securities $	187,002	$—	$—	$187,002

Diversified Income Account
Investment Companies	$177,219	$—	$—	$177,219
Total investments in securities $	177,219	$—	$—	$177,219

Diversified International Account
Common Stocks
Basic Materials	$1,825	$16,087	$—	$17,912
Communications	2,946	39,128	—	42,074
Consumer, Cyclical	14,562	43,292	—	57,854
Consumer, Non-cyclical	3,442	62,894	—	66,336
Energy	7,154	14,427	—	21,581
Financial	22,182	76,724	—	98,906
Industrial	7,679	45,978	—	53,657
Technology	—	22,257	—	22,257
Utilities	1,377	12,834	—	14,211
Investment Companies	1,775	—	—	1,775
Total investments in securities $	62,942	$333,621	$—	$396,563

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Account
Common Stocks*		$601,468	$—	$—	$601,468
Investment Companies		15,033	—	—	15,033
	Total investments in securities $	616,501	$—	$—	$616,501

Government & High Quality Bond Account
Bonds		$—	$101,192	$—	$101,192
Investment Companies		3,238	—	—	3,238
U.S. Government & Government Agency Obligations		—	210,615	—	210,615
	Total investments in securities $	3,238	$311,807	$—	$315,045

Income Account
Bonds		$—	$171,499	$2,155	$173,654
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,370	—	3,370
Investment Companies		10,268	—	—	10,268
Senior Floating Rate Interests		—	1,775	—	1,775
U.S. Government & Government Agency Obligations		—	86,772	—	86,772
	Total investments in securities $	10,268	$263,416	$2,155	$275,839

International Emerging Markets Account
Common Stocks
Basic Materials		$351	$2,264	$—	$2,615
Communications		2,849	15,895	—	18,744
Consumer, Cyclical		2,042	5,931	—	7,973
Consumer, Non-cyclical		4,037	5,504	—	9,541
Energy		1,856	2,857	—	4,713
Financial		3,692	25,385	—	29,077
Industrial		1,789	5,524	—	7,313
Technology		604	14,702	—	15,306
Utilities		—	4,729	—	4,729
Investment Companies		534	—	—	534
Preferred Stocks
Communications		—	331	—	331
Energy		—	460	—	460
Financial		—	2,531	—	2,531
Utilities		—	157	—	157
	Total investments in securities $	17,754	$86,270	$—	$104,024

LargeCap Blend Account II
Common Stocks*		$134,489	$—	$—	$134,489
Investment Companies		5,870	—	—	5,870
	Total investments in securities $	140,359	$—	$—	$140,359
Assets
Equity Contracts**
Futures		$26	$—	$—	$26

LargeCap Growth Account
Common Stocks*		$121,411	$—	$—	$121,411
Investment Companies		3,928	—	—	3,928
	Total investments in securities $	125,339	$—	$—	$125,339

LargeCap Growth Account I
Common Stocks
Basic Materials		$5,718	$—	$—	$5,718
Communications		40,394	49	—	40,443
Consumer, Cyclical		29,702	—	—	29,702
Consumer, Non-cyclical		65,913	—	—	65,913
Energy		8,786	—	—	8,786
Financial		21,043	—	—	21,043
Industrial		32,848	—	—	32,848
Technology		33,247	—	—	33,247
Utilities		61	—	—	61
Convertible Preferred Stocks
Communications		—	398	157	555
Investment Companies		7,607	—	—	7,607
Preferred Stocks
Communications		—	118	—	118
	Total investments in securities $	245,319	$565	$157	$246,041
Assets
Equity Contracts**
Futures		$3	$—	$—	$3

LargeCap S&P 500 Index Account
Common Stocks*		$1,889,388	$—	$—	$1,889,388
Investment Companies		64,483	—	—	64,483
	Total investments in securities $	1,953,871	$—	$—	$1,953,871
Assets
Equity Contracts**
Futures		$234	$—	$—	$234

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$106,606	$—	$—	$106,606
Investment Companies		14,794	—	—	14,794
Purchased Options		190	—	—	190
	Total investments in securities $	121,590	$—	$—	$121,590
Liabilities
Equity Contracts**
Futures		$(10)	$—	$—	$(10)
Options		(103)	—	—	(103)

LargeCap Value Account
Common Stocks*		$165,211	$—	$—	$165,211
Investment Companies		663	—	—	663
	Total investments in securities $	165,874	$—	$—	$165,874

MidCap Account
Common Stocks*		$719,842	$—	$—	$719,842
Investment Companies		911	—	—	911
	Total investments in securities $	720,753	$—	$—	$720,753

Money Market Account
Bonds		$—	$24,502	$—	$24,502
Certificate of Deposit		—	7,600	—	7,600
Commercial Paper		—	192,264	—	192,264
Investment Companies		14,700	—	—	14,700
Municipal Bonds		—	18,420	—	18,420
Repurchase Agreements		—	12,520	—	12,520
	Total investments in securities $	14,700	$255,306	$—	$270,006

Principal Capital Appreciation Account
Common Stocks*		$39,628	$—	$—	$39,628
Investment Companies		1,076	—	—	1,076
	Total investments in securities $	40,704	$—	$—	$40,704

Principal LifeTime 2010 Account
Investment Companies		$46,565	$—	$—	$46,565
	Total investments in securities $	46,565	$—	$—	$46,565

Principal LifeTime 2020 Account
Investment Companies		$209,865	$—	$—	$209,865
	Total investments in securities $	209,865	$—	$—	$209,865

Principal LifeTime 2030 Account
Investment Companies		$120,316	$—	$—	$120,316
	Total investments in securities $	120,316	$—	$—	$120,316

Principal LifeTime 2040 Account
Investment Companies		$44,882	$—	$—	$44,882
	Total investments in securities $	44,882	$—	$—	$44,882

Principal LifeTime 2050 Account
Investment Companies		$23,515	$—	$—	$23,515
	Total investments in securities $	23,515	$—	$—	$23,515

Principal LifeTime 2060 Account
Investment Companies		$1,479	$—	$—	$1,479
	Total investments in securities $	1,479	$—	$—	$1,479

Principal LifeTime Strategic Income Account
Investment Companies		$30,055	$—	$—	$30,055
	Total investments in securities $	30,055	$—	$—	$30,055

Real Estate Securities Account
Common Stocks*		$173,199	$—	$—	$173,199
Investment Companies		692	—	—	692
	Total investments in securities $	173,891	$—	$—	$173,891

SAM Balanced Portfolio
Investment Companies		$923,416	$—	$—	$923,416
	Total investments in securities $	923,416	$—	$—	$923,416

SAM Conservative Balanced Portfolio
Investment Companies		$222,602	$—	$—	$222,602
	Total investments in securities $	222,602	$—	$—	$222,602

SAM Conservative Growth Portfolio
Investment Companies		$308,234	$—	$—	$308,234
	Total investments in securities $	308,234	$—	$—	$308,234

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Flexible Income Portfolio
Investment Companies		$237,664	$—	$—	$237,664
	Total investments in securities $	237,664	$—	$—	$237,664

SAM Strategic Growth Portfolio
Investment Companies		$242,797	$—	$—	$242,797
	Total investments in securities $	242,797	$—	$—	$242,797

Short-Term Income Account
Bonds		$—	$252,043	$3,693	$255,736
Investment Companies		4,020	—	—	4,020
U.S. Government & Government Agency Obligations		—	557	—	557
	Total investments in securities $	4,020	$252,600	$3,693	$260,313

SmallCap Blend Account
Common Stocks
Basic Materials		$820	$—	$—	$820
Communications		4,434	—	—	4,434
Consumer, Cyclical		10,258	—	—	10,258
Consumer, Non-cyclical		16,922	6	—	16,928
Diversified		144	—	—	144
Energy		2,095	—	—	2,095
Financial		14,237	—	—	14,237
Industrial		7,880	—	—	7,880
Technology		8,560	—	—	8,560
Utilities		1,809	—	—	1,809
Investment Companies		1,549	—	—	1,549
	Total investments in securities $	68,708	$6	$—	$68,714
Assets
Equity Contracts**
Futures		$9	$—	$—	$9

SmallCap Growth Account II
Common Stocks
Basic Materials		$692	$—	$—	$692
Communications		3,639	1	—	3,640
Consumer, Cyclical		11,733	—	—	11,733
Consumer, Non-cyclical		18,153	1	—	18,154
Diversified		1,369	—	—	1,369
Energy		1,411	—	—	1,411
Financial		8,120	—	—	8,120
Industrial		7,853	—	—	7,853
Technology		12,426	—	—	12,426
Utilities		22	—	—	22
Investment Companies		9,853	—	—	9,853
	Total investments in securities $	75,271	$2	$—	$75,273

Assets

Equity Contracts**
Futures		$61	$—	$—	$61

SmallCap Value Account I
Common Stocks
Basic Materials		$3,080	$—	$—	$3,080
Communications		4,412	3	—	4,415
Consumer, Cyclical		10,530	—	—	10,530
Consumer, Non-cyclical		13,583	—	—	13,583
Diversified		37	—	—	37
Energy		4,135	—	—	4,135
Financial		39,124	—	—	39,124
Government		109	—	—	109
Industrial		10,974	—	—	10,974
Technology		5,862	—	—	5,862
Utilities		6,524	—	—	6,524
Investment Companies		7,301	—	—	7,301
	Total investments in securities $	105,671	$3	$—	$105,674

Assets

Equity Contracts**
Futures		$79	$—	$—	$79

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

Account	Asset Type	Fair Value as of March 31, 2015	Valuation Technique	Unobservable Input	Input Value

Short-Term Income
Account	Bonds	$700	Indicative Market Quotations	Broker Quote	$99.94
	Bonds	2,993	Third Party Vendor	Broker Quote	99.74-99.99
		3,693

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

Account	Value December 31, 2014	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)		Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3 **	Value March 31, 2015	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2015
Short-Term Income Account
Bonds	$2,909	$-	$(9	) $	1,749	$(56)	$-	$(900)	$3,693	$(9)
Total	$2,909	$-	$(9	) $	1,749	$(56)	$-	$(900)	$3,693	$(9)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 31, 2015 have not been audited. This report is provided for the general information of the Accounts' shareholders.

For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 05/21/2015